UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02224

MML Series Investment Fund

(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111

(Address of principal executive offices) (Zip code)

Richard J. Byrne

1295 State Street, Springfield, MA 01111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 12/31/2011

Date of reporting period: 6/30/2011

Item 1.	Reports to Stockholders.

MML Series Investment Fund
Semiannual Report

MML Blue Chip Growth Fund

MML Emerging Growth Fund

MML Equity Index Fund

MML Large Cap Value Fund

MML NASDAQ-100® Fund

MML Small Cap Growth Equity Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2011

MassMutual
FINANCIAL GROUP®

We'll help you get there®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders

To Our Shareholders

Richard J. Byrne

“The financial markets don’t always do what seems most logical. That’s why trying to predict market behavior can be so unwise. Maintaining a long-term outlook despite short-term market gyrations is not always easy, especially in this world of real-time, full-time access to investment information. With 2011 half over, now may be an appropriate time to consult with your financial professional and review your overall retirement investing strategy – particularly your risk tolerance, time horizon, and anticipated spending needs – to make sure you are giving yourself the best opportunity to reach your financial goals.”

June 30, 2011

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2011. Domestic stock markets advanced for the first half of the year, despite losing significant ground in May and June when fresh concerns surfaced about the sustainability of the U.S. economic recovery and Greece’s fiscal woes once again took center stage. On the economic front, unemployment levels began to moderate in the first quarter, but climbed to a level of 9.1% in the second. The housing market continued to suffer from persistent weakness, and new home prices hit their lowest levels since mid-2000. Furthermore, numerous problems, including debt concerns in Europe, continued unrest in the Middle East, and the earthquake-triggered tragedies in Japan, caused significant investor anxiety – which prompted commodity prices (particularly oil and gold) to rise steadily in the first quarter, only to pull back somewhat in the second. Against this backdrop, the U.S. dollar lost significant traction against most other major world currencies except the Japanese yen.

Key events that defined the period

During the first six months of 2011, the U.S. government’s long-term fiscal situation garnered increasingly frequent headlines focused on the budget and the ongoing discussion over where to cut spending – and whether or not to raise taxes. Key areas of debate included Medicare, Medicaid, the 2010 Affordable Care Act, Social Security, defense spending, and farm subsidies. In the investment markets, many pundits believed that the Federal Reserve’s (the “Fed”) November 2010 decision to engage in another round of quantitative easing – known as QE2 – was the main driver of the equity markets in late 2010 and early 2011. However, as the second quarter came to a close, so did QE2.

On the international stage, ongoing unrest in Egypt and Libya contributed to continued volatility in oil prices. Commodity prices (including oil) declined somewhat starting in June, however, and drivers got some relief toward the end of the month when President Obama announced the release of millions of barrels of oil from the U.S. Strategic Petroleum Reserve, which helped drive gasoline prices lower. In Japan, the one-two-three punch of an earthquake, tsunami, and nuclear accident resulted in widespread loss of life and property destruction, which had a devastating impact on the Japanese economy – and reverberating effects (although to a much lesser degree) on numerous economies throughout the world.

During the last week of June, Greece implemented a €78 billion (euro) package of austerity measures, which qualified the struggling country to receive the next portion of bailout funds from the European Union and avoid the euro area’s first member default. Investors breathed a sigh of relief, and equity markets surged.

Domestic stock indexes turned in positive returns for the six months ended June 30, 2011. The Dow Jones Industrial AverageSM, a measure of blue-chip domestic stock performance, advanced the most, with its 7.23% return. Similarly, the S&P 500® Index, an indicator of large-cap stock performance, gained 6.02%, while the technology-focused NASDAQ Composite® Index returned 4.55%. The Russell 2000® Index, which tracks the progress of small-cap stocks, gained 6.21% for the six months. Finally, the MSCI® EAFE® Index, an indicator of foreign developed-market stocks, posted a 4.98% return. Fixed-income investments made a bit of progress during the period, but mainly trailed stocks, as the Barclays Capital U.S. Aggregate Bond Index advanced 2.72%.*

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MML Series Investment Fund – President’s Letter to Shareholders (Continued)

Unemployment, housing, and gross domestic product

One of the most challenging economic issues of the past few years has been the high rate of unemployment in the U.S. Some reasons for optimism with respect to this key economic measure emerged during the six months, but problems remained. For example, in March, American companies added 216,000 jobs, more than the 190,000 that had been projected by a number of leading economists. Nevertheless, in June, it was reported that the U.S. unemployment rate had risen to 9.1% after the creation of only 54,000 jobs in May. The market had been expecting an easing of the unemployment rate to 8.9% and the creation of 160,000 jobs. Initial claims for unemployment benefits by U.S. workers remained above 400,000 throughout the month – a weekly figure below 400,000 is generally seen as an indicator that the economy is adding more jobs than it is losing.

Despite the challenges, there were some reasons for optimism as June came to a close. Indeed, the Fed kept its commitment to low interest rates for an extended period of time following its late June meeting, and Fed Chairman Ben Bernanke announced the end of QE2. Additionally, the release of first quarter 2011 gross domestic product (“GDP”) figures showed the economy still growing, although at a slower pace than during the fourth quarter of 2010.

Keeping it in perspective

Unsettling news on the economy, the end of QE2, and more problems from the euro zone present a challenging backdrop for stock prices. Yet, the S&P 500 Index closed the second quarter above 1,320, down less than 4% from its recent highs. The financial markets don’t always do what seems most logical. That’s why trying to predict market behavior can be so unwise. Maintaining a long-term outlook despite short-term market gyrations is not always easy, especially in this world of real-time, full-time access to investment information. With 2011 half over, now may be an appropriate time to consult with your financial professional and review your overall retirement investing strategy – particularly your risk tolerance, time horizon, and anticipated spending needs – to make sure you are giving yourself the best opportunity to reach your financial goals.

Thank you for your continued confidence in MassMutual. Our goal is to help you weather the short-term uncertainties in the financial markets today – so you can help yourself achieve a more secure financial future.

Sincerely,

Richard J. Byrne

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/11 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MML Series Investment Fund – Portfolio Summaries

What is the investment approach of MML Blue Chip Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. Under normal circumstances, the Fund invests at least 80% of net assets in the common stocks of large- and medium-sized blue chip growth companies. The Fund’s subadviser currently defines blue chip growth companies to mean firms that, in its view, are well-established in their industries and have the potential for above-average earnings growth. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Blue Chip Growth Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Apple, Inc.	6.9%
Amazon.com, Inc.	4.6%
Google, Inc. Class A	4.2%
Danaher Corp.	3.6%
Schlumberger Ltd.	2.7%
Qualcomm, Inc.	2.5%
Franklin Resources, Inc.	2.4%
Praxair, Inc.	2.3%
Baidu, Inc. Sponsored ADR (Cayman Islands)	2.3%
MasterCard, Inc. Class A	2.0%

33.5%

MML Blue Chip Growth Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Communications	23.8%
Industrial	15.9%
Consumer, Cyclical	14.4%
Technology	12.1%
Consumer, Non-cyclical	11.3%
Financial	9.3%
Energy	8.5%
Basic Materials	4.0%
Mutual Funds	0.0%

Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Emerging Growth Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in smaller, rapidly growing emerging growth companies, which may include companies growing earnings per share and/or revenues at above average rates. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities (primarily common stocks) of emerging growth companies. The Fund’s subadviser is Essex Investment Management Company, LLC (Essex).

MML Emerging Growth Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Wabtec Corp.	2.6%
Rockwood Holdings, Inc.	2.4%
Alliance Data Systems Corp.	2.1%
Acacia Research—Acacia Technologies	2.1%
Ulta Salon Cosmetics & Fragrance, Inc.	2.0%
PAREXEL International Corp.	2.0%
Myriad Genetics, Inc.	1.9%
CVR Energy, Inc.	1.9%
Thoratec Corp.	1.8%
Titan International, Inc.	1.8%

20.6%

MML Emerging Growth Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	28.4%
Communications	14.7%
Industrial	14.7%
Technology	10.8%
Consumer, Cyclical	10.6%
Energy	6.8%
Financial	5.2%
Basic Materials	3.9%

Total Long-Term Investments	95.1%
Short-Term Investments and Other Assets and Liabilities	4.9%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Equity Index Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included within the S&P 500 Index. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of The McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

MML Equity Index Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Exxon Mobil Corp.	3.3%
Apple, Inc.	2.5%
International Business Machines Corp.	1.7%
Chevron Corp.	1.7%
General Electric Co.	1.6%
Microsoft Corp.	1.6%
AT&T, Inc.	1.5%
Johnson & Johnson	1.5%
The Procter & Gamble Co.	1.5%
Pfizer, Inc.	1.3%

18.2%

MML Equity Index Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	21.1%
Financial	14.5%
Energy	12.5%
Technology	12.5%
Communications	11.2%
Industrial	11.1%
Consumer, Cyclical	8.3%
Basic Materials	3.6%
Utilities	3.3%
Diversified	0.1%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Large Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks both capital growth and income by investing primarily in large-capitalization companies that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of companies with market capitalizations at the time of purchase of at least $5 billion. The Fund’s subadviser is Davis Selected Advisers, L.P. (Davis).

MML Large Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Costco Wholesale Corp.	5.5%
American Express Co.	5.1%
Wells Fargo & Co.	4.4%
EOG Resources, Inc.	4.2%
CVS Caremark Corp.	4.1%
Bank of New York Mellon Corp.	3.6%
Loews Corp.	3.4%
Occidental Petroleum Corp.	3.3%
Merck & Co., Inc.	3.1%
Devon Energy Corp.	2.9%

39.6%

MML Large Cap Value Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Financial	28.1%
Consumer, Non-cyclical	20.4%
Energy	15.4%
Consumer, Cyclical	13.6%
Industrial	5.1%
Technology	4.0%
Communications	3.9%
Basic Materials	3.6%
Diversified	1.3%

Total Long-Term Investments	95.4%
Short-Term Investments and Other Assets and Liabilities	4.6%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML NASDAQ-100® Fund, and who is the Fund’s subadviser?

The Fund seeks to approximate as closely as practicable (before fees and expenses) the total return of the NASDAQ-100 Index®. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the equity securities of companies included in the NASDAQ-100 Index. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

NASDAQ®, NASDAQ-100® and NASDAQ-100 Index® are trademarks of The NASDAQ Stock Market, Inc. (together with its affiliates, “NASDAQ”) and are licensed for use by the Fund. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

MML NASDAQ-100 Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Apple, Inc.	11.8%
Microsoft Corp.	8.4%
Oracle Corp.	6.3%
Google, Inc. Class A	4.9%
Intel Corp.	4.5%
Qualcomm, Inc.	3.6%
Amazon.com, Inc.	3.5%
Cisco Systems, Inc.	3.3%
Amgen, Inc.	2.1%
Comcast Corp. Class A	2.0%

50.4%

MML NASDAQ-100 Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Technology	44.8%
Communications	29.1%
Consumer, Non-cyclical	13.8%
Consumer, Cyclical	7.1%
Industrial	2.2%
Energy	0.4%
Basic Materials	0.3%
Mutual Funds	0.3%

Total Long-Term Investments	98.0%
Short-Term Investments and Other Assets and Liabilities	2.0%

Net Assets	100.0%

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Small Cap Growth Equity Fund, and who are the Fund’s subadvisers?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index. The Fund’s two subadvisers are Wellington Management Company, LLP (Wellington Management), which managed approximately 49% of the Fund’s portfolio; and Waddell & Reed Investment Management Company (Waddell & Reed), which was responsible for approximately 51% of the Fund’s portfolio, as of June 30, 2011.

MML Small Cap Growth Equity Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Tempur-Pedic International, Inc.	2.4%
Wabtec Corp.	2.2%
Portfolio Recovery Associates, Inc.	2.2%
Volcano Corp.	2.1%
Under Armour, Inc. Class A	2.1%
NuVasive, Inc.	2.1%
MICROS Systems, Inc.	2.0%
General Cable Corp.	1.8%
Dresser-Rand Group, Inc.	1.8%
Zoll Medical Corp.	1.8%

20.5%

MML Small Cap Growth Equity Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	21.5%
Consumer, Cyclical	18.1%
Industrial	17.5%
Technology	14.2%
Communications	10.3%
Financial	7.7%
Energy	6.6%
Basic Materials	1.3%
Utilities	0.6%
Mutual Funds	0.6%
Diversified	0.1%

Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%

Net Assets	100.0%

MML Blue Chip Growth Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Advertising — 0.4%
Omnicom Group, Inc.	30,600	$1,473,696

Aerospace & Defense — 1.6%
The Boeing Co.	9,600	709,728
United Technologies Corp.	57,300	5,071,623

		5,781,351

Apparel — 0.9%
Nike, Inc. Class B	37,570	3,380,549

Auto Manufacturers — 0.0%
General Motors Co. (a)	3,000	91,080

Automotive & Parts — 0.8%
Johnson Controls, Inc.	66,700	2,778,722

Banks — 0.9%
Northern Trust Corp.	9,900	455,004
PNC Financial Services Group, Inc.	1,100	65,571
State Street Corp.	20,200	910,818
U.S. Bancorp	44,500	1,135,195
Wells Fargo & Co.	26,000	729,560

		3,296,148

Beverages — 0.1%
The Coca-Cola Co.	3,600	242,244
InBev NV	1,000	57,985
PepsiCo, Inc.	750	52,823

		353,052

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc. (a)	3,400	159,902
Amgen, Inc. (a)	5,420	316,257
Biogen Idec, Inc. (a)	10,600	1,133,352
Celgene Corp. (a)	61,300	3,697,616
Vertex Pharmaceuticals, Inc. (a)	9,400	488,706

		5,795,833

Chemicals — 3.9%
Air Products & Chemicals, Inc.	30,000	2,867,400
Monsanto Co.	8,750	634,725
The Mosaic Co.	600	40,638
Potash Corp. of Saskatchewan, Inc.	37,000	2,108,630
Praxair, Inc.	76,630	8,305,926
The Sherwin-Williams Co.	2,700	226,449

		14,183,768

Coal — 0.8%
Peabody Energy Corp.	48,800	2,874,808

Commercial Services — 5.2%
Automatic Data Processing, Inc.	2,950	155,406
MasterCard, Inc. Class A	23,690	7,138,744
McKesson Corp.	73,700	6,165,005

	Number of Shares	Value
Visa, Inc. Class A	51,180	$4,312,427
Western Union Co.	38,900	779,167

		18,550,749

Computers — 9.8%
Accenture PLC Class A	70,050	4,232,421
Apple, Inc. (a)	74,520	25,014,128
EMC Corp. (a)	139,600	3,845,980
Hewlett-Packard Co.	900	32,760
International Business Machines Corp.	10,000	1,715,500
NetApp, Inc. (a)	5,900	311,402

		35,152,191

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co.	800	50,856

Distribution & Wholesale — 2.2%
Fastenal Co.	117,600	4,232,424
Fossil, Inc. (a)	12,300	1,447,956
W.W. Grainger, Inc.	13,900	2,135,735

		7,816,115

Diversified Financial — 7.2%
American Express Co.	80,250	4,148,925
Ameriprise Financial, Inc.	28,700	1,655,416
The Charles Schwab Corp.	37,400	615,230
CME Group, Inc.	200	58,318
Credit Suisse Group (a)	1,484	57,681
Franklin Resources, Inc.	66,850	8,776,736
The Goldman Sachs Group, Inc.	6,750	898,358
IntercontinentalExchange, Inc. (a)	24,550	3,061,630
Invesco Ltd.	122,100	2,857,140
JP Morgan Chase & Co.	71,600	2,931,304
NYSE Euronext	15,500	531,185
TD Ameritrade Holding Corp.	20,300	396,053

		25,987,976

Electrical Components & Equipment — 0.7%
Emerson Electric Co.	44,800	2,520,000

Engineering & Construction — 0.1%
McDermott International, Inc. (a)	24,800	491,288

Foods — 0.2%
Whole Foods Market, Inc.	11,800	748,710

Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc.	16,000	1,152,800

Health Care – Products — 1.2%
Baxter International, Inc.	3,300	196,977
Edwards Lifesciences Corp. (a)	8,300	723,594
Intuitive Surgical, Inc. (a)	50	18,605
Stryker Corp.	55,130	3,235,580

		4,174,756

Health Care – Services — 0.7%
Thermo Fisher Scientific, Inc. (a)	25,600	1,648,384

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
UnitedHealth Group, Inc.	14,100	$727,278

		2,375,662

Insurance — 0.7%
Marsh & McLennan Cos., Inc.	12,700	396,113
Prudential Financial, Inc.	30,200	1,920,418

		2,316,531

Internet — 15.8%
Amazon.com, Inc. (a)	81,750	16,717,058
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	58,400	8,183,592
eBay, Inc. (a)	97,400	3,143,098
Facebook, Inc. (a) (b)	57,635	1,633,681
Google, Inc. Class A (a)	29,800	15,090,124
Liberty Media Corp. - Interactive Class A (a)	122,600	2,056,002
Netflix, Inc. (a)	700	183,883
Priceline.com, Inc. (a)	11,000	5,631,230
Tencent Holdings Ltd.	156,000	4,282,475

		56,921,143

Leisure Time — 1.1%
Carnival Corp.	108,900	4,097,907

Lodging — 2.9%
Las Vegas Sands Corp. (a)	61,200	2,583,252
Marriott International, Inc. Class A	118,287	4,198,006
Starwood Hotels & Resorts Worldwide, Inc.	50,400	2,824,416
Wynn Resorts Ltd.	6,100	875,594

		10,481,268

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	8,600	915,556
Joy Global, Inc.	11,900	1,133,356

		2,048,912

Machinery – Diversified — 0.9%
Cummins, Inc.	4,500	465,705
Deere & Co.	17,200	1,418,140
Eaton Corp.	12,200	627,690
Roper Industries, Inc.	10,600	882,980

		3,394,515

Manufacturing — 6.0%
3M Co.	54,400	5,159,840
Danaher Corp.	243,260	12,890,347
Honeywell International, Inc.	55,600	3,313,204
Illinois Tool Works, Inc.	4,700	265,503

		21,628,894

Media — 1.5%
Discovery Communications, Inc. Series C (a)	55,575	2,031,266
Time Warner, Inc.	6,533	237,605

	Number of Shares	Value
The Walt Disney Co.	82,200	$3,209,088

		5,477,959

Metal Fabricate & Hardware — 1.6%
Precision Castparts Corp.	34,200	5,631,030

Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	6,800	359,720

Oil & Gas — 2.9%
Cimarex Energy Co.	9,000	809,280
Concho Resources, Inc. (a)	14,200	1,304,270
EOG Resources, Inc.	31,390	3,281,825
EQT Corp.	15,200	798,304
Exxon Mobil Corp.	730	59,407
Occidental Petroleum Corp.	22,700	2,361,708
Range Resources Corp.	25,200	1,398,600
Suncor Energy, Inc.	13,500	527,850

		10,541,244

Oil & Gas Services — 4.8%
Baker Hughes, Inc.	16,100	1,168,216
Cameron International Corp. (a)	27,900	1,403,091
FMC Technologies, Inc. (a)	43,300	1,939,407
Halliburton Co.	63,400	3,233,400
Schlumberger Ltd.	110,800	9,573,120

		17,317,234

Pharmaceuticals — 2.9%
Allergan, Inc.	36,060	3,001,995
Cardinal Health, Inc.	52,200	2,370,924
Express Scripts, Inc. (a)	88,200	4,761,036
Shire PLC Sponsored ADR (United Kingdom)	4,100	386,261

		10,520,216

Real Estate — 0.5%
CB Richard Ellis Group, Inc. Class A (a)	74,700	1,875,717

Retail — 6.4%
Bed Bath & Beyond, Inc. (a)	48,400	2,825,108
CarMax, Inc. (a)	3,400	112,438
Chipotle Mexican Grill, Inc. (a)	5,400	1,664,226
Coach, Inc.	35,000	2,237,550
Costco Wholesale Corp.	800	64,992
Dollar Tree, Inc. (a)	3,900	259,818
Kohl’s Corp.	700	35,007
McDonald’s Corp.	41,150	3,469,768
O’Reilly Automotive, Inc. (a)	47,600	3,118,276
Polo Ralph Lauren Corp.	16,200	2,148,282
Starbucks Corp.	157,000	6,199,930
Tiffany & Co.	12,900	1,012,908
Walgreen Co.	1,600	67,936

		23,216,239

The accompanying notes are an integral part of the financial statements.

MML Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 1.8%
Altera Corp.	22,750	$1,054,463
Broadcom Corp. Class A (a)	83,750	2,817,350
Marvell Technology Group Ltd. (a)	2,050	30,268
Xilinx, Inc.	72,900	2,658,663

		6,560,744

Software — 0.6%
Autodesk, Inc. (a)	8,800	339,680
Cerner Corp. (a)	3,000	183,330
Fiserv, Inc. (a)	5,270	330,060
Intuit, Inc. (a)	12,900	668,994
Microsoft Corp.	2,750	71,500
Salesforce.com, Inc. (a)	3,500	521,430

		2,114,994

Telecommunications — 6.0%
American Tower Corp. Class A (a)	121,270	6,346,059
Corning, Inc.	162,400	2,947,560
Juniper Networks, Inc. (a)	113,950	3,589,425
Qualcomm, Inc.	156,600	8,893,314

		21,776,358

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	800	35,144
Mattel, Inc.	3,600	98,964

		134,108

Transportation — 3.6%
Expeditors International of Washington, Inc.	39,800	2,037,362
FedEx Corp.	57,600	5,463,360
Norfolk Southern Corp.	2,000	149,860
Union Pacific Corp.	49,300	5,146,920

		12,797,502

TOTAL COMMON STOCK (Cost $268,762,241)		358,242,345

TOTAL EQUITIES (Cost $268,762,241)		358,242,345

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,003	1,003

TOTAL MUTUAL FUNDS (Cost $1,003)		1,003

TOTAL LONG-TERM INVESTMENTS (Cost $268,763,244)		358,243,348

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (c)	$1,644,454	$1,644,454

TOTAL SHORT-TERM INVESTMENTS (Cost $1,644,454)		1,644,454

TOTAL INVESTMENTS — 99.8% (Cost $270,407,698) (d)		359,887,802

Other Assets/(Liabilities) — 0.2%		888,936

NET ASSETS — 100.0%		$360,776,738

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,644,454. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $1,678,397.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.1%

COMMON STOCK — 95.1%
Apparel — 1.7%
Steven Madden Ltd. (a)	6,555	$245,878

Auto Manufacturers — 1.0%
Wabash National Corp. (a)	15,255	142,939

Automotive & Parts — 3.4%
Titan International, Inc.	10,448	253,468
Westport Innovations, Inc. (a)	9,630	231,313

		484,781

Biotechnology — 4.3%
3SBio, Inc. ADR (Cayman Islands) (a)	10,677	186,100
Affymetrix, Inc. (a)	20,307	161,035
Myriad Genetics, Inc. (a)	12,058	273,837

		620,972

Chemicals — 3.9%
Intrepid Potash, Inc. (a)	6,496	211,120
Rockwood Holdings, Inc. (a)	6,156	340,365

		551,485

Commercial Services — 7.9%
Alliance Data Systems Corp. (a)	3,208	301,777
American Public Education, Inc. (a)	2,852	126,942
Cardtronics, Inc. (a)	9,779	229,318
Corinthian Colleges, Inc. (a)	11,723	49,940
On Assignment, Inc. (a)	13,965	137,276
PAREXEL International Corp. (a)	11,845	279,068

		1,124,321

Computers — 2.1%
Ciber, Inc. (a)	24,636	136,730
STEC, Inc. (a)	9,551	162,462

		299,192

Cosmetics & Personal Care — 1.0%
Inter Parfums, Inc.	6,454	148,636

Diversified Financial — 2.6%
Encore Capital Group, Inc. (a)	5,333	163,830
Evercore Partners, Inc. Class A	6,257	208,483

		372,313

Electrical Components & Equipment — 3.0%
Greatbatch, Inc. (a)	5,216	139,893
JA Solar Holdings Co. Ltd. ADR (Cayman Islands) (a)	19,590	108,725
Power-One, Inc. (a)	22,904	185,522

		434,140

Energy – Alternate Sources — 0.9%
FuelCell Energy, Inc. (a)	63,443	83,111
Headwaters, Inc. (a)	14,740	46,136

		129,247

	Number of Shares	Value
Hand & Machine Tools — 1.6%
Snap-on, Inc.	3,676	$229,677

Health Care – Products — 8.5%
Accuray, Inc. (a)	19,016	152,318
Bruker Corp. (a)	8,010	163,084
Caliper Life Sciences, Inc. (a)	27,366	221,938
Hanger Orthopedic Group, Inc. (a)	5,200	127,244
HeartWare International, Inc. (a)	1,976	146,382
Merit Medical Systems, Inc. (a)	7,771	139,645
Thoratec Corp. (a)	8,021	263,249

		1,213,860

Health Care – Services — 2.9%
Air Methods Corp. (a)	2,560	191,334
Health Management Associates, Inc. Class A (a)	20,296	218,791

		410,125

Insurance — 2.5%
CNO Financial Group, Inc. (a)	28,221	223,228
Maiden Holdings Ltd.	15,532	141,341

		364,569

Internet — 4.2%
ClickSoftware Technologies Ltd.	3,700	36,556
Limelight Networks, Inc. (a)	29,549	134,744
ValueClick, Inc. (a)	7,877	130,758
VASCO Data Security International, Inc. (a)	12,658	157,592
Vocus, Inc. (a)	4,818	147,479

		607,129

Machinery – Diversified — 5.1%
Cascade Corp.	4,063	193,277
Chart Industries, Inc. (a)	3,129	168,903
Wabtec Corp.	5,615	369,018

		731,198

Manufacturing — 4.2%
Acuity Brands, Inc.	3,389	189,038
LSB Industries, Inc. (a)	5,498	235,974
Trinity Industries, Inc.	5,036	175,656

		600,668

Media — 2.9%
Acacia Research-Acacia Technologies (a)	8,058	295,648
DG FastChannel, Inc. (a)	3,830	122,752

		418,400

Office Furnishings — 1.6%
Interface, Inc. Class A	11,739	227,384

Oil & Gas — 4.6%
CVR Energy, Inc. (a)	10,932	269,146
GMX Resources, Inc. (a)	12,196	54,272

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pioneer Drilling Co. (a)	11,452	$174,529
Rosetta Resources, Inc. (a)	2,980	153,589

		651,536

Oil & Gas Services — 1.4%
Tesco Corp. (a)	10,023	194,546

Pharmaceuticals — 3.8%
Akorn, Inc. (a)	24,631	172,417
BioMarin Pharmaceutical, Inc. (a)	4,653	126,608
Mylan, Inc. (a)	9,715	239,669

		538,694

Retail — 2.9%
Rue21, Inc. (a)	4,180	135,850
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,356	281,311

		417,161

Semiconductors — 1.0%
Integrated Device Technology, Inc. (a)	17,619	138,485

Software — 7.7%
ACI Worldwide, Inc. (a)	4,356	147,102
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	3,564	156,923
Compuware Corp. (a)	16,881	164,759
Interactive Intelligence, Inc. (a)	5,460	191,373
PROS Holdings, Inc. (a)	8,116	141,949
Renaissance Learning, Inc.	4,526	56,756
Solera Holdings, Inc.	4,159	246,046

		1,104,908

Telecommunications — 7.6%
Acme Packet, Inc. (a)	2,369	166,138
Anixter International, Inc.	3,415	223,136
Aruba Networks, Inc. (a)	4,712	139,240
Aviat Networks, Inc. (a)	22,511	88,693
Ixia (a)	605	7,744
Powerwave Technologies, Inc. (a)	53,149	156,789
Premiere Global Services, Inc. (a)	19,308	154,078
ShoreTel, Inc. (a)	14,283	145,687

		1,081,505

Trucking & Leasing — 0.8%
The Greenbrier Cos., Inc. (a)	5,439	107,475

TOTAL COMMON STOCK (Cost $11,189,912)		13,591,224

TOTAL EQUITIES (Cost $11,189,912)		13,591,224

TOTAL LONG-TERM INVESTMENTS (Cost $11,189,912)		13,591,224

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.6%
Repurchase Agreement — 3.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$515,842	$515,842

TOTAL SHORT-TERM INVESTMENTS (Cost $515,842)		515,842

TOTAL INVESTMENTS — 98.7% (Cost $11,705,754) (c)		14,107,066

Other Assets/(Liabilities) — 1.3%		188,424

NET ASSETS — 100.0%		$14,295,490

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $515,842. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $530,148.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	12,930	$161,625
Omnicom Group, Inc.	7,203	346,897

		508,522

Aerospace & Defense — 2.1%
The Boeing Co.	19,009	1,405,335
General Dynamics Corp.	9,564	712,709
Goodrich Corp.	3,224	307,892
L-3 Communications Holdings, Inc.	2,720	237,864
Lockheed Martin Corp.	7,339	594,239
Northrop Grumman Corp.	7,468	517,906
Raytheon Co.	9,223	459,767
Rockwell Collins, Inc.	3,996	246,513
United Technologies Corp.	23,508	2,080,693

		6,562,918

Agriculture — 1.8%
Altria Group, Inc.	53,663	1,417,240
Archer-Daniels-Midland Co.	17,479	526,992
Lorillard, Inc.	3,729	405,976
Philip Morris International, Inc.	45,756	3,055,128
Reynolds American, Inc.	8,694	322,113

		5,727,449

Airlines — 0.1%
Southwest Airlines Co.	20,419	233,185

Apparel — 0.4%
Nike, Inc. Class B	9,831	884,594
VF Corp.	2,206	239,483

		1,124,077

Auto Manufacturers — 0.6%
Ford Motor Co. (a)	97,879	1,349,751
Paccar, Inc.	9,297	474,984

		1,824,735

Automotive & Parts — 0.3%
The Goodyear Tire & Rubber Co. (a)	6,457	108,284
Johnson Controls, Inc.	17,377	723,926

		832,210

Banks — 4.3%
Bank of America Corp.	260,893	2,859,387
Bank of New York Mellon Corp.	31,897	817,201
BB&T Corp.	17,996	483,013
Capital One Financial Corp.	11,722	605,676
Comerica, Inc.	4,630	160,059
Fifth Third Bancorp	23,672	301,818
First Horizon National Corp.	7,091	67,648

	Number of Shares	Value
Huntington Bancshares, Inc.	21,470	$140,843
KeyCorp	23,990	199,837
M&T Bank Corp.	3,236	284,606
Marshall & Ilsley Corp.	13,714	109,301
Northern Trust Corp.	6,439	295,936
PNC Financial Services Group, Inc.	13,517	805,748
Regions Financial Corp.	31,864	197,557
State Street Corp.	12,886	581,030
SunTrust Banks, Inc.	13,885	358,233
U.S. Bancorp	49,368	1,259,378
Wells Fargo & Co.	136,150	3,820,369
Zions Bancorp	4,655	111,766

		13,459,406

Beverages — 2.5%
Brown-Forman Corp. Class B	2,613	195,165
The Coca-Cola Co.	58,869	3,961,295
Coca-Cola Enterprises, Inc.	8,200	239,276
Constellation Brands, Inc. Class A (a)	4,735	98,583
Dr. Pepper Snapple Group, Inc.	5,759	241,475
Molson Coors Brewing Co. Class B	4,008	179,318
PepsiCo, Inc.	40,694	2,866,078

		7,781,190

Biotechnology — 1.0%
Amgen, Inc. (a)	23,868	1,392,698
Biogen Idec, Inc. (a)	6,173	660,017
Celgene Corp. (a)	11,887	717,024
Life Technologies Corp. (a)	4,704	244,937

		3,014,676

Building Materials — 0.0%
Masco Corp.	9,500	114,285

Chemicals — 2.1%
Air Products & Chemicals, Inc.	5,486	524,352
Airgas, Inc.	1,833	128,383
CF Industries Holdings, Inc.	1,808	256,139
The Dow Chemical Co.	30,305	1,090,980
E.I. du Pont de Nemours & Co.	23,940	1,293,957
Eastman Chemical Co.	1,807	184,440
Ecolab, Inc.	5,970	336,589
FMC Corp.	1,806	155,352
International Flavors & Fragrances, Inc.	2,146	137,859
Monsanto Co.	13,768	998,731
PPG Industries, Inc.	4,131	375,054
Praxair, Inc.	7,806	846,092
The Sherwin-Williams Co.	2,268	190,217
Sigma-Aldrich Corp.	3,086	226,451

		6,744,596

Coal — 0.3%
Alpha Natural Resources, Inc. (a)	5,812	264,097

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CONSOL Energy, Inc.	5,772	$279,827
Peabody Energy Corp.	7,014	413,195

		957,119

Commercial Services — 1.6%
Apollo Group, Inc. Class A (a)	3,125	136,500
Automatic Data Processing, Inc.	12,772	672,829
DeVry, Inc.	1,647	97,387
Donnelley (R.R.) & Sons Co.	4,985	97,756
Equifax, Inc.	3,309	114,889
H&R Block, Inc.	7,583	121,631
Iron Mountain, Inc.	5,305	180,848
MasterCard, Inc. Class A	2,429	731,955
McKesson Corp.	6,502	543,892
Monster Worldwide, Inc. (a)	3,417	50,093
Moody’s Corp.	5,091	195,240
Paychex, Inc.	8,281	254,392
Quanta Services, Inc. (a)	5,696	115,059
Robert Half International, Inc.	3,562	96,281
SAIC, Inc. (a)	7,189	120,919
Total System Services, Inc.	4,322	80,303
Visa, Inc. Class A	12,289	1,035,471
Western Union Co.	16,499	330,475

		4,975,920

Computers — 6.2%
Apple, Inc. (a)	23,805	7,990,624
Cognizant Technology Solutions Corp. Class A (a)	7,766	569,558
Computer Sciences Corp.	3,907	148,310
Dell, Inc. (a)	42,394	706,708
EMC Corp. (a)	53,079	1,462,326
Hewlett-Packard Co.	53,426	1,944,706
International Business Machines Corp.	31,163	5,346,013
Lexmark International, Inc. Class A (a)	2,084	60,978
NetApp, Inc. (a)	9,427	497,557
SanDisk Corp. (a)	6,058	251,407
Teradata Corp. (a)	4,430	266,686
Western Digital Corp. (a)	5,846	212,678

		19,457,551

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	11,008	308,224
Colgate-Palmolive Co.	12,570	1,098,744
The Estee Lauder Cos., Inc. Class A	2,903	305,367
The Procter & Gamble Co.	71,876	4,569,157

		6,281,492

Distribution & Wholesale — 0.2%
Fastenal Co.	7,494	269,709
Genuine Parts Co.	4,032	219,341

	Number of Shares	Value
W.W. Grainger, Inc.	1,483	$227,863

		716,913

Diversified Financial — 5.0%
American Express Co.	26,843	1,387,783
Ameriprise Financial, Inc.	6,273	361,827
BlackRock, Inc.	2,500	479,525
The Charles Schwab Corp.	25,658	422,074
Citigroup, Inc.	75,172	3,130,162
CME Group, Inc.	1,718	500,952
Discover Financial Services	14,001	374,527
E*TRADE Financial Corp. (a)	6,716	92,681
Federated Investors, Inc. Class B	2,443	58,241
Franklin Resources, Inc.	3,706	486,561
The Goldman Sachs Group, Inc.	13,354	1,777,284
IntercontinentalExchange, Inc. (a)	1,872	233,457
Invesco Ltd.	11,903	278,530
Janus Capital Group, Inc.	4,819	45,491
JP Morgan Chase & Co.	102,221	4,184,928
Legg Mason, Inc.	3,788	124,095
Morgan Stanley	39,643	912,185
The NASDAQ OMX Group, Inc. (a)	3,760	95,128
NYSE Euronext	6,674	228,718
SLM Corp.	13,740	230,969
T. Rowe Price Group, Inc.	6,670	402,468

		15,807,586

Electric — 3.1%
The AES Corp. (a)	16,752	213,420
Ameren Corp.	6,039	174,165
American Electric Power Co., Inc.	12,475	470,058
CenterPoint Energy, Inc.	10,666	206,387
CMS Energy Corp.	6,515	128,280
Consolidated Edison, Inc.	7,541	401,483
Constellation Energy Group, Inc.	5,056	191,926
Dominion Resources, Inc.	14,886	718,547
DTE Energy Co.	4,306	215,386
Duke Energy Corp.	34,505	649,729
Edison International	8,407	325,771
Entergy Corp.	4,544	310,264
Exelon Corp.	16,959	726,524
FirstEnergy Corp.	10,827	478,012
Integrys Energy Group, Inc.	2,054	106,479
NextEra Energy, Inc.	10,841	622,924
Northeast Utilities	4,690	164,947
NRG Energy, Inc. (a)	6,153	151,241
Pepco Holdings, Inc.	5,920	116,210
PG&E Corp.	10,196	428,538
Pinnacle West Capital Corp.	2,888	128,747
PPL Corp.	14,842	413,053
Progress Energy, Inc.	7,593	364,540
Public Service Enterprise Group, Inc.	13,113	428,008
SCANA Corp.	2,998	118,031
The Southern Co.	21,757	878,548

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TECO Energy, Inc.	5,713	$107,919
Wisconsin Energy Corp.	5,896	184,840
Xcel Energy, Inc.	12,349	300,081

		9,724,058

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	19,357	1,088,831
Molex, Inc.	3,670	94,576

		1,183,407

Electronics — 0.4%
Agilent Technologies, Inc. (a)	8,953	457,588
Amphenol Corp. Class A	4,450	240,256
FLIR Systems, Inc.	4,203	141,683
Jabil Circuit, Inc.	5,217	105,383
PerkinElmer, Inc.	2,764	74,379
Waters Corp. (a)	2,329	222,979

		1,242,268

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	1,361	180,019

Engineering & Construction — 0.1%
Fluor Corp.	4,472	289,160
Jacobs Engineering Group, Inc. (a)	3,141	135,848

		425,008

Entertainment — 0.0%
International Game Technology	7,905	138,970

Environmental Controls — 0.3%
Republic Services, Inc.	7,852	242,234
Stericycle, Inc. (a)	2,158	192,321
Waste Management, Inc.	12,152	452,905

		887,460

Foods — 1.9%
Campbell Soup Co.	4,741	163,801
ConAgra Foods, Inc.	10,685	275,780
Dean Foods Co. (a)	4,777	58,614
General Mills, Inc.	16,321	607,467
H.J. Heinz Co.	8,356	445,208
The Hershey Co.	3,931	223,477
Hormel Foods Corp.	3,646	108,687
The J.M. Smucker Co.	3,043	232,607
Kellogg Co.	6,418	355,044
Kraft Foods, Inc. Class A	45,226	1,593,312
The Kroger Co.	15,661	388,393
McCormick & Co., Inc.	3,319	164,523
Safeway, Inc.	8,979	209,839
Sara Lee Corp.	15,121	287,148
SUPERVALU, Inc.	5,471	51,482
Sysco Corp.	14,868	463,584
Tyson Foods, Inc. Class A	7,897	153,360
Whole Foods Market, Inc.	3,911	248,153

		6,030,479

	Number of Shares	Value
Forest Products & Paper — 0.3%
International Paper Co.	11,260	$335,773
MeadWestvaco Corp.	4,483	149,329
Plum Creek Timber Co., Inc.	4,075	165,201
Weyerhaeuser Co.	13,820	302,105

		952,408

Gas — 0.2%
Nicor, Inc.	1,183	64,757
NiSource, Inc.	7,314	148,108
Sempra Energy	6,179	326,746

		539,611

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,560	97,469
Stanley Black & Decker, Inc.	4,279	308,302

		405,771

Health Care – Products — 3.3%
Baxter International, Inc.	14,678	876,130
Becton, Dickinson & Co.	5,647	486,602
Boston Scientific Corp. (a)	38,955	269,179
C.R. Bard, Inc.	2,218	243,669
CareFusion Corp. (a)	5,556	150,957
Covidien PLC	12,846	683,793
Edwards Lifesciences Corp. (a)	3,000	261,540
Intuitive Surgical, Inc. (a)	1,010	375,831
Johnson & Johnson	70,518	4,690,857
Medtronic, Inc.	27,665	1,065,932
St. Jude Medical, Inc.	8,511	405,805
Stryker Corp.	8,568	502,856
Varian Medical Systems, Inc. (a)	3,013	210,970
Zimmer Holdings, Inc. (a)	4,916	310,691

		10,534,812

Health Care – Services — 1.5%
Aetna, Inc.	9,809	432,479
CIGNA Corp.	6,941	356,976
Coventry Health Care, Inc. (a)	3,921	142,999
DaVita, Inc. (a)	2,464	213,407
Humana, Inc.	4,315	347,530
Laboratory Corporation of America Holdings (a)	2,602	251,848
Quest Diagnostics, Inc.	4,057	239,769
Tenet Healthcare Corp. (a)	12,844	80,146
Thermo Fisher Scientific, Inc. (a)	9,845	633,919
UnitedHealth Group, Inc.	27,833	1,435,626
WellPoint, Inc.	9,433	743,037

		4,877,736

Holding Company – Diversified — 0.1%
Leucadia National Corp.	5,212	177,729

Home Builders — 0.1%
D.R. Horton, Inc.	7,409	85,352
Lennar Corp. Class A	4,228	76,738

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pulte Group, Inc. (a)	8,841	$67,722

		229,812

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,835	83,621
Whirlpool Corp.	1,904	154,833

		238,454

Household Products — 0.4%
Avery Dennison Corp.	2,634	101,751
The Clorox Co.	3,434	231,589
Fortune Brands, Inc.	3,897	248,512
Kimberly-Clark Corp.	10,111	672,988

		1,254,840

Housewares — 0.0%
Newell Rubbermaid, Inc.	7,663	120,922

Insurance — 3.7%
ACE Ltd.	8,708	573,161
Aflac, Inc.	12,056	562,774
The Allstate Corp.	13,565	414,140
American International Group, Inc. (a)	11,182	327,856
Aon Corp.	8,563	439,282
Assurant, Inc.	2,545	92,307
Berkshire Hathaway, Inc. Class B (a)	44,544	3,447,260
The Chubb Corp.	7,449	466,382
Cincinnati Financial Corp.	4,356	127,108
Genworth Financial, Inc. Class A (a)	12,148	124,882
The Hartford Financial Services Group, Inc.	11,476	302,622
Lincoln National Corp.	8,082	230,256
Loews Corp.	7,978	335,794
Marsh & McLennan Cos., Inc.	14,133	440,808
MetLife, Inc.	27,068	1,187,473
Principal Financial Group, Inc.	8,172	248,592
The Progressive Corp.	16,579	354,459
Prudential Financial, Inc.	12,488	794,112
Torchmark Corp.	1,979	126,933
The Travelers Cos., Inc.	10,797	630,329
Unum Group	8,072	205,675
XL Group PLC	8,083	177,664

		11,609,869

Internet — 2.7%
Akamai Technologies, Inc. (a)	4,837	152,220
Amazon.com, Inc. (a)	9,203	1,881,922
eBay, Inc. (a)	29,308	945,769
Expedia, Inc.	4,950	143,501
F5 Networks, Inc. (a)	2,064	227,556
Google, Inc. Class A (a)	6,472	3,277,291
Netflix, Inc. (a)	1,110	291,586
Priceline.com, Inc. (a)	1,283	656,806
Symantec Corp. (a)	19,490	384,343

	Number of Shares	Value
VeriSign, Inc.	4,311	$144,246
Yahoo!, Inc. (a)	33,207	499,433

		8,604,673

Iron & Steel — 0.3%
AK Steel Holding Corp.	2,887	45,499
Allegheny Technologies, Inc.	2,777	176,256
Cliffs Natural Resources, Inc.	3,705	342,528
Nucor Corp.	8,209	338,375
United States Steel Corp.	3,605	165,974

		1,068,632

Leisure Time — 0.2%
Carnival Corp.	11,220	422,208
Harley-Davidson, Inc.	6,005	246,025

		668,233

Lodging — 0.3%
Marriott International, Inc. Class A	7,391	262,307
Starwood Hotels & Resorts Worldwide, Inc.	5,101	285,860
Wyndham Worldwide Corp.	4,350	146,377
Wynn Resorts Ltd.	1,950	279,903

		974,447

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	16,624	1,769,791
Ingersoll-Rand PLC	8,400	381,444
Joy Global, Inc.	2,659	253,243

		2,404,478

Machinery – Diversified — 0.8%
Cummins, Inc.	5,066	524,280
Deere & Co.	10,814	891,614
Eaton Corp.	8,755	450,445
Flowserve Corp.	1,399	153,736
Rockwell Automation, Inc.	3,650	316,674
Roper Industries, Inc.	2,409	200,670

		2,537,419

Manufacturing — 3.7%
3M Co.	18,272	1,733,099
Danaher Corp.	14,066	745,357
Dover Corp.	4,806	325,847
General Electric Co.	273,082	5,150,327
Honeywell International, Inc.	20,310	1,210,273
Illinois Tool Works, Inc.	12,961	732,167
ITT Corp.	4,712	277,678
Leggett & Platt, Inc.	3,453	84,184
Pall Corp.	3,096	174,088
Parker Hannifin Corp.	4,169	374,126
Textron, Inc.	7,270	171,645
Tyco International Ltd.	12,129	599,536

		11,578,327

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 3.1%
Cablevision Systems Corp. Class A	5,816	$210,597
CBS Corp. Class B	17,232	490,940
Comcast Corp. Class A	71,206	1,804,360
DIRECTV Class A (a)	19,807	1,006,592
Discovery Communications, Inc. Series A (a)	7,062	289,260
Gannett Co., Inc.	6,260	89,643
The McGraw-Hill Cos., Inc.	7,899	331,047
News Corp. Class A	58,532	1,036,016
Scripps Networks Interactive Class A	2,385	116,579
Time Warner Cable, Inc.	8,661	675,904
Time Warner, Inc.	27,559	1,002,321
Viacom, Inc. Class B	15,076	768,876
The Walt Disney Co.	48,702	1,901,326
The Washington Post Co. Class B	123	51,531

		9,774,992

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	3,683	606,406

Mining — 0.8%
Alcoa, Inc.	27,057	429,124
Freeport-McMoRan Copper & Gold, Inc.	24,459	1,293,881
Newmont Mining Corp.	12,649	682,667
Titanium Metals Corp.	2,370	43,418
Vulcan Materials Co.	3,407	131,272

		2,580,362

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	5,079	116,766
Xerox Corp.	35,916	373,886

		490,652

Oil & Gas — 9.7%
Anadarko Petroleum Corp.	12,857	986,903
Apache Corp.	9,898	1,221,314
Cabot Oil & Gas Corp.	2,754	182,618
Chesapeake Energy Corp.	16,833	499,772
Chevron Corp.	51,685	5,315,285
ConocoPhillips	36,343	2,732,630
Denbury Resources, Inc. (a)	10,136	202,720
Devon Energy Corp.	10,938	862,024
Diamond Offshore Drilling, Inc.	1,850	130,258
EOG Resources, Inc.	6,963	727,982
EQT Corp.	3,750	196,950
Exxon Mobil Corp.	126,712	10,311,823
Helmerich & Payne, Inc.	2,668	176,408
Hess Corp.	7,834	585,670
Marathon Oil Corp.	18,212	959,408
Murphy Oil Corp.	4,965	326,002
Nabors Industries Ltd. (a)	7,244	178,492
Newfield Exploration Co. (a)	3,419	232,560
Noble Corp.	6,580	259,318

	Number of Shares	Value
Noble Energy, Inc.	4,545	$407,368
Occidental Petroleum Corp.	20,949	2,179,534
Pioneer Natural Resources Co.	2,970	266,023
QEP Resources, Inc.	4,644	194,259
Range Resources Corp.	4,065	225,607
Rowan Companies, Inc. (a)	3,344	129,781
Southwestern Energy Co. (a)	8,888	381,117
Sunoco, Inc.	3,200	133,472
Tesoro Corp. (a)	3,750	85,913
Valero Energy Corp.	14,709	376,109

		30,467,320

Oil & Gas Services — 2.0%
Baker Hughes, Inc.	11,129	807,520
Cameron International Corp. (a)	6,255	314,564
FMC Technologies, Inc. (a)	6,152	275,548
Halliburton Co.	23,622	1,204,722
National Oilwell Varco, Inc.	10,943	855,852
Schlumberger Ltd.	34,896	3,015,015

		6,473,221

Packaging & Containers — 0.1%
Ball Corp.	4,216	162,147
Bemis Co., Inc.	2,592	87,558
Owens-IIlinois, Inc. (a)	4,360	112,532
Sealed Air Corp.	4,210	100,156

		462,393

Pharmaceuticals — 5.3%
Abbott Laboratories	39,976	2,103,537
Allergan, Inc.	7,827	651,598
AmerisourceBergen Corp.	7,140	295,596
Bristol-Myers Squibb Co.	43,673	1,264,770
Cardinal Health, Inc.	9,135	414,912
Cephalon, Inc. (a)	1,998	159,640
DENTSPLY International, Inc.	3,489	132,861
Eli Lilly & Co.	26,091	979,195
Express Scripts, Inc. (a)	13,530	730,349
Forest Laboratories, Inc. (a)	7,387	290,605
Gilead Sciences, Inc. (a)	20,356	842,942
Hospira, Inc. (a)	4,246	240,578
Mead Johnson Nutrition Co.	5,265	355,651
Medco Health Solutions, Inc. (a)	10,349	584,926
Merck & Co., Inc.	79,403	2,802,132
Mylan, Inc. (a)	11,336	279,659
Patterson Cos., Inc.	2,555	84,034
Pfizer, Inc.	203,312	4,188,227
Watson Pharmaceuticals, Inc. (a)	3,237	222,479

		16,623,691

Pipelines — 0.5%
El Paso Corp.	19,489	393,678
ONEOK, Inc.	2,683	198,569
Spectra Energy Corp.	16,888	462,900

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Williams Cos., Inc.	15,176	$459,074

		1,514,221

Real Estate — 0.1%
CB Richard Ellis Group, Inc. Class A (a)	7,335	184,182

Real Estate Investment Trusts (REITS) — 1.5%
Apartment Investment & Management Co. Class A	3,083	78,709
AvalonBay Communities, Inc.	2,276	292,238
Boston Properties, Inc.	3,781	401,391
Equity Residential	7,523	451,380
HCP, Inc.	10,543	386,823
Health Care REIT, Inc.	4,518	236,879
Host Hotels & Resorts, Inc.	17,738	300,659
Kimco Realty Corp.	10,242	190,911
ProLogis, Inc.	11,688	418,898
Public Storage	3,619	412,602
Simon Property Group, Inc.	7,530	875,212
Ventas, Inc.	4,269	225,019
Vornado Realty Trust	4,211	392,381

		4,663,102

Retail — 5.9%
Abercrombie & Fitch Co. Class A	2,340	156,593
AutoNation, Inc. (a)	1,692	61,944
AutoZone, Inc. (a)	656	193,422
Bed Bath & Beyond, Inc. (a)	6,315	368,607
Best Buy Co., Inc.	8,467	265,948
Big Lots, Inc. (a)	2,000	66,300
CarMax, Inc. (a)	5,666	187,375
Chipotle Mexican Grill, Inc. (a)	811	249,942
Coach, Inc.	7,528	481,265
Costco Wholesale Corp.	11,216	911,188
CVS Caremark Corp.	34,849	1,309,625
Darden Restaurants, Inc.	3,454	171,871
Family Dollar Stores, Inc.	3,160	166,090
GameStop Corp. Class A (a)	3,618	96,492
The Gap, Inc.	10,075	182,357
The Home Depot, Inc.	41,031	1,486,143
J.C. Penney Co., Inc.	5,542	191,421
Kohl’s Corp.	7,273	363,723
Limited Brands, Inc.	6,529	251,040
Lowe’s Cos., Inc.	33,610	783,449
Macy’s, Inc.	10,817	316,289
McDonald’s Corp.	26,655	2,247,550
Nordstrom, Inc.	4,263	200,105
O’Reilly Automotive, Inc. (a)	3,549	232,495
Polo Ralph Lauren Corp.	1,632	216,419
Ross Stores, Inc.	3,070	245,968
Sears Holdings Corp. (a)	1,160	82,870
Staples, Inc.	18,271	288,682
Starbucks Corp.	19,139	755,799

	Number of Shares	Value
Target Corp.	17,766	$833,403
Tiffany & Co.	3,344	262,571
The TJX Cos., Inc.	9,937	521,991
Urban Outfitters, Inc. (a)	3,062	86,195
Wal-Mart Stores, Inc.	49,138	2,611,193
Walgreen Co.	23,471	996,579
Yum! Brands, Inc. (a)	12,014	663,653

		18,506,557

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	13,808	113,087
People’s United Financial, Inc.	8,963	120,463

		233,550

Semiconductors — 2.3%
Advanced Micro Devices, Inc. (a)	15,212	106,332
Altera Corp.	8,407	389,664
Analog Devices, Inc.	7,680	300,595
Applied Materials, Inc.	34,146	444,239
Broadcom Corp. Class A (a)	12,117	407,616
Intel Corp.	136,383	3,022,247
KLA-Tencor Corp.	4,217	170,704
Linear Technology Corp.	5,739	189,502
LSI Corp. (a)	14,830	105,590
MEMC Electronic Materials, Inc. (a)	6,040	51,521
Microchip Technology, Inc.	5,033	190,801
Micron Technology, Inc. (a)	21,875	163,625
National Semiconductor Corp.	6,396	157,406
Novellus Systems, Inc. (a)	2,390	86,375
NVIDIA Corp. (a)	15,513	247,200
Teradyne, Inc. (a)	4,803	71,084
Texas Instruments, Inc.	29,813	978,761
Xilinx, Inc.	6,943	253,211

		7,336,473

Software — 3.8%
Adobe Systems, Inc. (a)	12,911	406,051
Autodesk, Inc. (a)	6,077	234,572
BMC Software, Inc. (a)	4,547	248,721
CA, Inc.	9,822	224,334
Cerner Corp. (a)	3,786	231,362
Citrix Systems, Inc. (a)	4,837	386,960
Compuware Corp. (a)	5,789	56,501
Dun & Bradstreet Corp.	1,218	92,008
Electronic Arts, Inc. (a)	8,329	196,564
Fidelity National Information Services, Inc.	7,078	217,932
Fiserv, Inc. (a)	3,646	228,349
Intuit, Inc. (a)	7,022	364,161
Microsoft Corp.	191,013	4,966,338
Oracle Corp.	100,322	3,301,597
Red Hat, Inc. (a)	5,039	231,290
Salesforce.com, Inc. (a)	3,065	456,624

		11,843,364

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 5.1%
American Tower Corp. Class A (a)	10,151	$531,202
AT&T, Inc.	152,441	4,788,172
CenturyLink, Inc.	15,549	628,646
Cisco Systems, Inc.	141,764	2,212,936
Corning, Inc.	40,686	738,451
Frontier Communications Corp.	25,258	203,832
Harris Corp.	3,232	145,634
JDS Uniphase Corp. (a)	5,851	97,478
Juniper Networks, Inc. (a)	13,705	431,707
MetroPCS Communications, Inc. (a)	6,957	119,730
Motorola Mobility Holdings, Inc. (a)	7,414	163,405
Motorola Solutions, Inc. (a)	8,664	398,890
Qualcomm, Inc.	43,016	2,442,879
Sprint Nextel Corp. (a)	76,336	411,451
Tellabs, Inc.	9,746	44,929
Verizon Communications, Inc.	72,882	2,713,397
Windstream Corp.	12,872	166,821

		16,239,560

Textiles — 0.0%
Cintas Corp.	3,379	111,608

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	3,415	150,021
Mattel, Inc.	8,786	241,527

		391,548

Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	4,140	326,398
CSX Corp.	28,494	747,113
Expeditors International of Washington, Inc.	5,440	278,474
FedEx Corp.	8,073	765,724
Norfolk Southern Corp.	9,155	685,984
Ryder System, Inc.	1,371	77,941
Union Pacific Corp.	12,613	1,316,797
United Parcel Service, Inc. Class B	25,337	1,847,827

		6,046,258

TOTAL COMMON STOCK (Cost $250,487,378)		309,263,132

TOTAL EQUITIES (Cost $250,487,378)		309,263,132

TOTAL LONG-TERM INVESTMENTS (Cost $250,487,378)		309,263,132

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$5,044,168	$5,044,168

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill, 0.051%, due 11/17/11 (c)	110,000	109,979
U.S. Treasury Bill, 0.070%, due 11/17/11 (c)	25,000	24,993
U.S. Treasury Bill, 0.074%, due 11/17/11 (c)	340,000	339,903
U.S. Treasury Bill, 0.095%, due 11/17/11 (c)	15,000	14,994

		489,869

TOTAL SHORT-TERM INVESTMENTS (Cost $5,534,037)		5,534,037

TOTAL INVESTMENTS — 99.9% (Cost $256,021,415) (d)		314,797,169

Other Assets/(Liabilities) — 0.1%		190,935

NET ASSETS — 100.0%		$314,988,104

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $5,044,170. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $5,145,693.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.3%

COMMON STOCK — 95.3%
Aerospace & Defense — 0.7%
Lockheed Martin Corp.	21,330	$1,727,090

Agriculture — 1.3%
Philip Morris International, Inc.	47,640	3,180,923

Banks — 9.8%
Bank of New York Mellon Corp.	325,740	8,345,459
GAM Holding Ltd. (a)	15,110	247,934
Julius Baer Group Ltd. (a)	95,740	3,951,809
Wells Fargo & Co.	369,773	10,375,830

		22,921,032

Beverages — 4.3%
The Coca-Cola Co.	52,530	3,534,744
Diageo PLC Sponsored ADR (United Kingdom)	40,400	3,307,548
Heineken Holding NV Class A	62,550	3,200,880

		10,043,172

Building Materials — 0.7%
Martin Marietta Materials, Inc.	20,770	1,660,977

Chemicals — 2.2%
Air Products & Chemicals, Inc.	12,720	1,215,778
Monsanto Co.	34,980	2,537,449
Potash Corp. of Saskatchewan, Inc.	15,096	860,321
Praxair, Inc.	4,600	498,594

		5,112,142

Coal — 0.8%
China Coal Energy Co. Class H	1,315,700	1,783,606

Commercial Services — 2.5%
Iron Mountain, Inc.	149,699	5,103,239
PortX Operacoes Portuarias SA (a)	28,300	62,198
Visa, Inc. Class A	8,760	738,117

		5,903,554

Computers — 0.7%
Hewlett-Packard Co.	45,100	1,641,640

Cosmetics & Personal Care — 0.4%
Natura Cosmeticos SA	13,700	342,357
The Procter & Gamble Co.	9,050	575,309

		917,666

Diversified Financial — 6.7%
American Express Co.	232,932	12,042,585
Ameriprise Financial, Inc.	37,090	2,139,351
The Charles Schwab Corp.	7,400	121,730
The Goldman Sachs Group, Inc.	8,800	1,171,192
JP Morgan Chase & Co.	6,016	246,295

		15,721,153

	Number of Shares	Value
Electronics — 0.5%
Agilent Technologies, Inc. (a)	23,180	$1,184,730

Foods — 1.4%
Kraft Foods, Inc. Class A	54,700	1,927,081
Nestle SA	4,600	285,887
Unilever NV NY Shares	30,150	990,427

		3,203,395

Forest Products & Paper — 0.2%
Sino-Forest Corp. (a)	152,310	505,357
Sino-Forest Corp. (a) (b) (c)	3,900	12,940

		518,297

Health Care – Products — 4.5%
Baxter International, Inc.	27,290	1,628,940
Becton, Dickinson & Co.	29,500	2,542,015
Johnson & Johnson	97,790	6,504,991

		10,675,946

Holding Company – Diversified — 1.3%
China Merchants Holdings International Co. Ltd.	787,337	3,061,858

Housewares — 0.1%
Hunter Douglas NV	6,765	331,199

Insurance — 9.9%
ACE Ltd.	18,840	1,240,049
Aon Corp.	6,000	307,800
Berkshire Hathaway, Inc. Class A (a)	27	3,134,835
Everest Re Group Ltd.	3,290	268,958
Fairfax Financial Holdings Ltd.	2,640	1,059,010
Fairfax Financial Holdings Ltd. (Subordinate Voting Shares)	1,070	428,244
Loews Corp.	190,050	7,999,204
Markel Corp. (a)	595	236,102
The Progressive Corp.	297,550	6,361,619
Transatlantic Holdings, Inc.	42,743	2,094,834

		23,130,655

Internet — 2.7%
Expedia, Inc.	33,650	975,513
Google, Inc. Class A (a)	9,095	4,605,526
Liberty Media Corp. - Interactive Class A (a)	52,450	879,587

		6,460,626

Leisure Time — 1.2%
Harley-Davidson, Inc.	67,030	2,746,219

Machinery – Construction & Mining — 1.2%
BHP Billiton PLC	36,200	1,418,876
Rio Tinto PLC	19,672	1,420,502

		2,839,378

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 0.9%
Grupo Televisa SA Sponsored ADR (Mexico)	23,710	$583,266
Liberty Media Corp. - Starz Series A (a)	3,746	281,849
The Walt Disney Co.	29,370	1,146,605

		2,011,720

Oil & Gas — 13.7%
Canadian Natural Resources Ltd.	148,880	6,232,117
Devon Energy Corp.	87,040	6,859,622
EOG Resources, Inc.	94,960	9,928,068
Occidental Petroleum Corp.	74,830	7,785,313
OGX Petroleo e Gas Participacoes SA (a)	130,000	1,215,327

		32,020,447

Oil & Gas Services — 0.9%
Schlumberger Ltd.	5,600	483,840
Transocean Ltd.	26,459	1,708,193

		2,192,033

Packaging & Containers — 2.1%
Sealed Air Corp.	204,900	4,874,571

Pharmaceuticals — 5.9%
Express Scripts, Inc. (a)	78,380	4,230,952
Merck & Co., Inc.	206,705	7,294,620
Pfizer, Inc.	115,590	2,381,154

		13,906,726

Real Estate — 1.7%
Brookfield Asset Management, Inc. Class A	56,700	1,880,739
Hang Lung Properties Ltd.	325,000	2,075,609

		3,956,348

Retail — 12.3%
Bed Bath & Beyond, Inc. (a)	83,830	4,893,157
CarMax, Inc. (a)	42,070	1,391,255
Costco Wholesale Corp.	159,130	12,927,721
CVS Caremark Corp.	258,268	9,705,712

		28,917,845

Semiconductors — 1.9%
Intel Corp.	24,350	539,596
Texas Instruments, Inc.	118,910	3,903,815

		4,443,411

Software — 1.4%
Activision Blizzard, Inc.	112,270	1,311,314
Dun & Bradstreet Corp.	450	33,993
Microsoft Corp.	70,810	1,841,060

		3,186,367

	Number of Shares	Value
Telecommunications — 0.3%
America Movil SAB de CV Sponsored ADR (Mexico)	13,570	$731,152

Transportation — 1.1%
China Shipping Development Co. Ltd. Class H	570,000	524,861
Kuehne & Nagel International AG	12,400	1,882,029
LLX Logistica SA (a)	28,300	87,041

		2,493,931

TOTAL COMMON STOCK (Cost $180,643,236)		223,499,809

TOTAL EQUITIES (Cost $180,643,236)		223,499,809

	Principal Amount
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Forest Products & Paper — 0.1%
Sino-Forest Corp. (Acquired 7/23/08, Cost $350,424) (b) (d) 5.000% 8/01/13	$359,000	168,730

TOTAL CORPORATE DEBT (Cost $350,424)		168,730

TOTAL BONDS & NOTES (Cost $350,424)		168,730

TOTAL LONG-TERM INVESTMENTS (Cost $180,993,660)		223,668,539

SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (e)	4,684,361	4,684,361

TOTAL SHORT-TERM INVESTMENTS (Cost $4,684,361)		4,684,361

TOTAL INVESTMENTS — 97.4% (Cost $185,678,021) (f)		228,352,900

Other Assets/(Liabilities) — 2.6%		6,070,700

NET ASSETS — 100.0%		$234,423,600

The accompanying notes are an integral part of the financial statements.

MML Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $181,670 or 0.08% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2011, these securities amounted to a value of $168,730 or 0.07% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Maturity value of $4,684,362. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $4,781,431.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Auto Manufacturers — 0.7%
Paccar, Inc.	1,873	$95,692

Beverages — 0.5%
Green Mountain Coffee Roasters, Inc. (a)	783	69,891

Biotechnology — 5.6%
Alexion Pharmaceuticals, Inc. (a)	942	44,302
Amgen, Inc. (a)	4,765	278,038
Biogen Idec, Inc. (a)	1,238	132,367
Celgene Corp. (a)	2,372	143,079
Illumina, Inc. (a)	631	47,420
Life Technologies Corp. (a)	911	47,436
Vertex Pharmaceuticals, Inc. (a)	1,056	54,901

		747,543

Chemicals — 0.3%
Sigma-Aldrich Corp.	617	45,275

Commercial Services — 1.7%
Apollo Group, Inc. Class A (a)	722	31,537
Automatic Data Processing, Inc.	2,561	134,913
Paychex, Inc.	1,855	56,986

		223,436

Computers — 15.8%
Apple, Inc. (a)	4,740	1,591,076
Cognizant Technology Solutions Corp. Class A (a)	1,559	114,337
Dell, Inc. (a)	9,672	161,232
NetApp, Inc. (a)	1,885	99,490
Research In Motion Ltd. (a)	2,685	77,462
SanDisk Corp. (a)	1,222	50,713
Seagate Technology PLC	2,204	35,617

		2,129,927

Distribution & Wholesale — 0.4%
Fastenal Co.	1,511	54,381

Electronics — 0.7%
Flextronics International Ltd. (a)	3,885	24,942
FLIR Systems, Inc.	818	27,575
Garmin Ltd.	1,066	35,210

		87,727

Energy – Alternate Sources — 0.4%
First Solar, Inc. (a)	442	58,463

Environmental Controls — 0.3%
Stericycle, Inc. (a)	440	39,213

Foods — 0.4%
Whole Foods Market, Inc.	901	57,168

	Number of Shares	Value
Health Care – Products — 1.0%
Henry Schein, Inc. (a)	466	$33,361
Intuitive Surgical, Inc. (a)	201	74,794
QIAGEN NV (a)	1,195	22,729

		130,884

Internet — 16.4%
Akamai Technologies, Inc. (a)	957	30,117
Amazon.com, Inc. (a)	2,317	473,803
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	1,390	194,781
Check Point Software Technologies Ltd. (a)	1,064	60,488
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	753	32,439
eBay, Inc. (a)	6,652	214,660
Expedia, Inc.	1,270	36,817
F5 Networks, Inc. (a)	416	45,864
Google, Inc. Class A (a)	1,297	656,775
Liberty Media Corp. - Interactive Class A (a)	2,932	49,170
Netflix, Inc. (a)	269	70,664
Priceline.com, Inc. (a)	254	130,030
Symantec Corp. (a)	3,872	76,356
VeriSign, Inc.	863	28,876
Yahoo!, Inc. (a)	6,678	100,437

		2,201,277

Lodging — 0.7%
Wynn Resorts Ltd.	639	91,722

Machinery – Construction & Mining — 0.4%
Joy Global, Inc.	537	51,144

Media — 4.7%
Comcast Corp. Class A	10,683	270,707
DIRECTV Class A (a)	3,935	199,977
News Corp. Class A	9,370	165,849

		636,533

Pharmaceuticals — 4.7%
Cephalon, Inc. (a)	391	31,241
DENTSPLY International, Inc.	720	27,417
Express Scripts, Inc. (a)	2,714	146,502
Gilead Sciences, Inc. (a)	4,034	167,048
Mylan, Inc. (a)	2,251	55,532
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	3,604	173,785
Warner Chilcott PLC Class A	1,301	31,393

		632,918

Retail — 4.9%
Bed Bath & Beyond, Inc. (a)	1,277	74,539
Costco Wholesale Corp.	2,239	181,896
Dollar Tree, Inc. (a)	627	41,771

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
O’Reilly Automotive, Inc. (a)	714	$46,774
Ross Stores, Inc.	603	48,312
Sears Holdings Corp. (a)	551	39,363
Staples, Inc.	3,659	57,812
Starbucks Corp.	3,842	151,721
Urban Outfitters, Inc. (a)	830	23,365

		665,553

Semiconductors — 9.0%
Altera Corp.	1,652	76,570
Applied Materials, Inc.	6,756	87,895
Broadcom Corp. Class A (a)	2,473	83,192
Intel Corp.	27,174	602,176
KLA-Tencor Corp.	861	34,853
Lam Research Corp. (a)	638	28,251
Linear Technology Corp.	1,167	38,534
Marvell Technology Group Ltd. (a)	3,133	46,259
Maxim Integrated Products, Inc.	1,514	38,698
Microchip Technology, Inc.	976	37,000
Micron Technology, Inc. (a)	5,133	38,395
NVIDIA Corp. (a)	3,077	49,032
Xilinx, Inc.	1,361	49,636

		1,210,491

Software — 19.4%
Activision Blizzard, Inc.	5,864	68,491
Adobe Systems, Inc. (a)	2,586	81,330
Autodesk, Inc. (a)	1,178	45,471
BMC Software, Inc. (a)	903	49,394
CA, Inc.	2,594	59,247
Cerner Corp. (a)	862	52,677
Citrix Systems, Inc. (a)	964	77,120
Electronic Arts, Inc. (a)	1,704	40,214
Fiserv, Inc. (a)	739	46,283
Infosys Ltd. Sponsored ADR (India)	517	33,724
Intuit, Inc. (a)	1,551	80,435
Microsoft Corp.	43,220	1,123,720
Oracle Corp.	25,937	853,587

		2,611,693

Telecommunications — 8.4%
Cisco Systems, Inc.	28,190	440,046
NII Holdings, Inc. (a)	872	36,955
Qualcomm, Inc.	8,557	485,952
Virgin Media, Inc.	1,630	48,786
Vodafone Group PLC Sponsored ADR (United Kingdom)	4,442	118,690

		1,130,429

Toys, Games & Hobbies — 0.4%
Mattel, Inc.	1,781	48,960

Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	849	66,935

	Number of Shares	Value
Expeditors International of Washington, Inc.	1,088	$55,695

		122,630

TOTAL COMMON STOCK (Cost $10,674,211)		13,142,950

TOTAL EQUITIES (Cost $10,674,211)		13,142,950

MUTUAL FUNDS — 0.3%
Diversified Financial — 0.3%
PowerShares QQQ Trust, Series 1	775	44,214

TOTAL MUTUAL FUNDS (Cost $34,495)		44,214

TOTAL LONG-TERM INVESTMENTS (Cost $10,708,706)		13,187,164

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$211,212	211,212

U.S. Treasury Bills — 0.4%
U.S. Treasury Bill (c) 0.051% 11/17/11	45,000	44,991
U.S. Treasury Bill (c) 0.089% 11/17/11	5,000	4,998

		49,989

TOTAL SHORT-TERM INVESTMENTS (Cost $261,201)		261,201

TOTAL INVESTMENTS — 100.0% (Cost $10,969,907) (d)		13,448,365

Other Assets/(Liabilities) — (0.0)%		(1,616)

NET ASSETS — 100.0%		$13,446,749

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $211,212. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $219,901.
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Advertising — 0.3%
APAC Customer Services, Inc. (a)	161,720	$861,968

Aerospace & Defense — 1.0%
Aerovironment, Inc. (a)	17,500	618,625
Moog, Inc. Class A (a)	8,220	357,734
Orbital Sciences Corp. (a)	43,490	732,807
Teledyne Technologies, Inc. (a)	18,370	925,113

		2,634,279

Airlines — 0.6%
Copa Holdings SA Class A	11,933	796,408
JetBlue Airways Corp. (a)	134,400	819,840

		1,616,248

Apparel — 3.3%
Steven Madden Ltd. (a)	13,680	513,137
Under Armour, Inc. Class A (a)	72,200	5,581,782
The Warnaco Group, Inc. (a)	55,800	2,915,550

		9,010,469

Automotive & Parts — 0.6%
Commercial Vehicle Group, Inc. (a)	17,900	254,001
Meritor, Inc. (a)	83,350	1,336,934

		1,590,935

Banks — 1.6%
Boston Private Financial Holdings, Inc.	123,200	810,656
CVB Financial Corp.	89,070	823,897
International Bancshares Corp.	46,360	775,603
MB Financial, Inc.	34,970	672,823
PacWest Bancorp	37,250	766,233
Signature Bank (a)	8,410	481,052

		4,330,264

Beverages — 1.7%
Boston Beer Co., Inc. Class A (a)	26,700	2,392,320
Cott Corp. (a)	81,320	683,901
Green Mountain Coffee Roasters, Inc. (a)	16,160	1,442,442

		4,518,663

Biotechnology — 1.5%
Exelixis, Inc. (a)	62,290	558,118
Immunogen, Inc. (a)	15,200	185,288
Incyte Corp. (a)	58,660	1,111,020
Regeneron Pharmaceuticals, Inc. (a)	9,590	543,849
Seattle Genetics, Inc. (a)	63,440	1,301,789

	Number of Shares	Value
WuXi PharmaTech Cayman, Inc. Sponsored ADR (Cayman Islands) (a)	21,300	$374,028

		4,074,092

Building Materials — 0.7%
Eagle Materials, Inc.	20,220	563,531
Lennox International, Inc.	20,250	872,168
Trex Co., Inc. (a)	16,084	393,736

		1,829,435

Chemicals — 1.1%
Ferro Corp. (a)	58,030	779,923
Methanex Corp.	50,015	1,569,471
Olin Corp.	33,000	747,780

		3,097,174

Coal — 0.2%
James River Coal Co. (a)	28,220	587,540

Commercial Services — 4.5%
The Advisory Board Co. (a)	15,920	921,450
AerCap Holdings NV (a)	57,270	745,083
Convergys Corp. (a)	67,620	922,337
Corrections Corporation of America (a)	29,820	645,603
CoStar Group, Inc. (a)	22,000	1,304,160
Estacio Participacoes SA	35,750	458,142
Forrester Research, Inc.	16,600	547,136
The Geo Group, Inc. (a)	25,190	580,126
Green Dot Corp. Class A (a)	3,490	118,590
Healthspring, Inc. (a)	14,310	659,834
Huron Consulting Group, Inc. (a)	32,580	984,242
Localiza Rent a Car SA	24,450	437,097
PAREXEL International Corp. (a)	20,717	488,093
Pharmaceutical Product Development, Inc.	23,800	638,792
RSC Holdings, Inc. (a)	13,740	164,330
TrueBlue, Inc. (a)	59,530	861,994
United Rentals, Inc. (a)	35,350	897,890
Weight Watchers International, Inc.	10,990	829,415

		12,204,314

Computers — 6.5%
Cadence Design Systems, Inc. (a)	88,140	930,759
Fortinet, Inc. (a)	20,960	571,999
LivePerson, Inc. (a)	29,310	414,443
LogMeIn, Inc. (a)	80,200	3,093,314
Magma Design Automation, Inc. (a)	31,100	248,489
MICROS Systems, Inc. (a)	107,900	5,363,709
Quantum Corp. (a)	209,100	690,030
RealD, Inc. (a)	53,300	1,246,687
Stratasys, Inc. (a)	93,100	3,137,470
SYKES Enterprises, Inc. (a)	60,163	1,295,309

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Syntel, Inc.	8,520	$503,702

		17,495,911

Distribution & Wholesale — 1.3%
Beacon Roofing Supply, Inc. (a)	47,440	1,082,581
LKQ Corp. (a)	90,488	2,360,832

		3,443,413

Diversified Financial — 4.4%
Evercore Partners, Inc. Class A	11,180	372,518
Financial Engines, Inc. (a)	29,180	756,346
Greenhill & Co., Inc.	78,500	4,224,870
National Financial Partners Corp. (a)	56,610	653,279
Netspend Holdings, Inc. (a)	13,000	130,000
Portfolio Recovery Associates, Inc. (a)	69,000	5,850,510

		11,987,523

Electric — 0.6%
IDACORP, Inc.	21,050	831,475
ITC Holdings Corp.	11,060	793,776

		1,625,251

Electrical Components & Equipment — 3.6%
A123 Systems, Inc. (a)	98,100	521,892
General Cable Corp. (a)	117,000	4,981,860
GrafTech International Ltd. (a)	171,200	3,470,224
SunPower Corp. Class B (a)	34,949	581,202
Universal Display Corp. (a)	6,510	228,436

		9,783,614

Electronics — 2.2%
Celestica, Inc. (a)	92,620	811,351
Cymer, Inc. (a)	9,020	446,580
Faro Technologies, Inc. (a)	27,600	1,208,880
Jabil Circuit, Inc.	90,140	1,820,828
PerkinElmer, Inc.	34,330	923,820
Stoneridge, Inc. (a)	49,710	732,726

		5,944,185

Engineering & Construction — 0.1%
Aecom Technology Corp. (a)	13,120	358,701

Entertainment — 1.4%
Bally Technologies, Inc. (a)	20,940	851,839
Churchill Downs, Inc.	19,390	874,101
Cinemark Holdings, Inc.	62,870	1,302,038
DreamWorks Animation SKG, Inc. Class A (a)	41,420	832,542

		3,860,520

Environmental Controls — 0.9%
Waste Connections, Inc.	77,200	2,449,556

Foods — 0.3%
Diamond Foods, Inc.	1,300	99,242

	Number of Shares	Value
The Fresh Market, Inc. (a)	20,290	$784,817

		884,059

Health Care – Products — 10.3%
Cyberonics, Inc. (a)	104,100	2,909,595
Dexcom, Inc. (a)	208,100	3,015,369
Gen-Probe, Inc. (a)	9,630	665,914
HeartWare International, Inc. (a)	5,770	427,442
Insulet Corp. (a)	47,240	1,047,311
Masimo Corp.	91,600	2,718,688
NuVasive, Inc. (a)	169,330	5,567,570
Orthofix International NV (a)	4,800	203,856
Stereotaxis, Inc. (a)	149,800	525,798
Tornier BV (a)	10,560	284,592
Volcano Corp. (a)	174,640	5,639,125
Zoll Medical Corp. (a)	84,560	4,791,170

		27,796,430

Health Care – Services — 1.3%
Health Management Associates, Inc. Class A (a)	90,460	975,159
Kindred Healthcare, Inc. (a)	43,160	926,645
Vanguard Health Systems, Inc. (a)	10,800	185,436
WellCare Health Plans, Inc. (a)	29,650	1,524,307

		3,611,547

Holding Company – Diversified — 0.1%
Justice Holdings Ltd. (a)	24,594	386,842

Home Builders — 0.8%
KB Home	46,500	454,770
Meritage Home Corp. (a)	30,890	696,878
Thor Industries, Inc.	38,010	1,096,209

		2,247,857

Home Furnishing — 3.0%
Tempur-Pedic International, Inc. (a)	96,540	6,547,343
TiVo, Inc. (a)	145,010	1,492,153

		8,039,496

Insurance — 0.4%
eHealth, Inc. (a)	55,170	737,071
Platinum Underwriters Holdings Ltd.	7,300	242,652

		979,723

Internet — 5.1%
Ancestry.com, Inc. (a)	14,090	583,185
Ariba, Inc. (a)	800	27,576
BroadSoft, Inc. (a)	14,910	568,518
Constant Contact, Inc. (a)	107,100	2,718,198
DealerTrack Holdings, Inc. (a)	158,650	3,641,018
Dice Holdings, Inc. (a)	140,650	1,901,588
IAC/InterActiveCorp (a)	30,030	1,146,245
Liquidity Services, Inc. (a)	6,000	141,660
QuinStreet, Inc. (a)	5,180	67,236
S1 Corp. (a)	88,500	661,980

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sapient Corp. (a)	51,620	$775,849
Shutterfly, Inc. (a)	10,860	623,581
ValueClick, Inc. (a)	48,400	803,440

		13,660,074

Leisure Time — 0.2%
Brunswick Corp.	27,220	555,288

Machinery – Diversified — 3.5%
Gardner Denver, Inc.	23,300	1,958,365
The Manitowoc Co., Inc.	76,900	1,294,996
Sauer-Danfoss, Inc. (a)	2,700	136,053
Wabtec Corp.	90,700	5,960,804

		9,350,218

Manufacturing — 1.6%
Acuity Brands, Inc.	63,900	3,564,342
FreightCar America, Inc. (a)	24,533	621,666

		4,186,008

Media — 1.5%
Demand Media, Inc. (a)	25,870	350,538
FactSet Research Systems, Inc.	35,862	3,669,400

		4,019,938

Mining — 0.1%
Detour Gold Corp. (a)	13,140	380,800

Office Furnishings — 0.6%
Interface, Inc. Class A	43,760	847,631
Knoll, Inc.	36,410	730,749

		1,578,380

Oil & Gas — 1.1%
Comstock Resources, Inc. (a)	39,060	1,124,537
Petroleum Development Corp. (a)	3,380	101,096
Rosetta Resources, Inc. (a)	31,350	1,615,779

		2,841,412

Oil & Gas Services — 5.6%
Core Laboratories NV	22,800	2,543,112
Dresser-Rand Group, Inc. (a)	91,600	4,923,500
Dril-Quip, Inc. (a)	61,700	4,185,111
Global Industries Ltd. (a)	124,560	682,589
Helix Energy Solutions Group, Inc. (a)	45,850	759,276
Hornbeck Offshore Services, Inc. (a)	9,400	258,500
ION Geophysical Corp. (a)	123,103	1,164,554
Tidewater, Inc.	10,800	581,148

		15,097,790

Packaging & Containers — 0.7%
Graphic Packaging Holding Co. (a)	160,670	874,045
Silgan Holdings, Inc.	26,000	1,065,220

		1,939,265

Pharmaceuticals — 1.9%
Alkermes, Inc. (a)	17,300	321,780

	Number of Shares	Value
Amylin Pharmaceuticals, Inc. (a)	31,830	$425,249
Ardea Biosciences, Inc. (a)	9,100	231,686
Cadence Pharmaceuticals, Inc. (a)	61,700	567,640
Catalyst Health Solutions, Inc. (a)	10,930	610,112
Ironwood Pharmaceuticals, Inc. (a)	24,100	378,852
Onyx Pharmaceuticals, Inc. (a)	8,930	315,229
Salix Pharmaceuticals Ltd. (a)	25,490	1,015,267
SXC Health Solutions Corp. (a)	11,720	690,542
Targacept, Inc. (a)	21,000	442,470

		4,998,827

Real Estate Investment Trusts (REITS) — 1.3%
American Assets Trust, Inc.	33,700	756,565
Associated Estates Realty Corp.	23,890	388,212
MFA Financial, Inc.	86,690	696,988
Redwood Trust, Inc.	58,350	882,252
Sabra Health Care REIT, Inc.	42,490	710,008

		3,434,025

Retail — 5.8%
AFC Enterprises, Inc (a)	17,080	280,966
The Cheesecake Factory, Inc. (a)	28,780	902,829
Columbia Sportswear Co.	55,210	3,500,314
Denny’s Corp. (a)	180,660	700,961
Domino’s Pizza UK & IRL PLC	79,161	512,918
Express, Inc.	36,060	786,108
GNC Holdings, Inc. (a)	14,150	308,611
Hanesbrands, Inc. (a)	26,414	754,120
Liz Claiborne, Inc. (a)	145,850	780,297
Lumber Liquidators Holdings, Inc. (a)	61,070	1,551,178
Nu Skin Enterprises, Inc. Class A	27,810	1,044,265
Rue21, Inc. (a)	3,000	97,500
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,970	643,863
Vera Bradley, Inc. (a)	36,200	1,382,840
Zumiez, Inc. (a)	93,100	2,324,707

		15,571,477

Semiconductors — 3.5%
Applied Micro Circuits Corp. (a)	49,740	440,696
Cavium, Inc. (a)	11,900	518,721
Fairchild Semiconductor International, Inc. (a)	45,650	762,812
Microsemi Corp. (a)	38,790	795,195
Mindspeed Technologies, Inc. (a)	34,660	277,280
Nanometrics, Inc. (a)	44,570	846,384
Netlogic Microsystems, Inc. (a)	33,020	1,334,668
ON Semiconductor Corp. (a)	94,970	994,336
QLogic Corp. (a)	42,980	684,242
Semtech Corp. (a)	62,100	1,697,814
Skyworks Solutions, Inc. (a)	29,440	676,531
TriQuint Semiconductor, Inc. (a)	32,850	334,742

		9,363,421

The accompanying notes are an integral part of the financial statements.

MML Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 4.2%
Allscripts Healthcare Solutions, Inc. (a)	24,560	$476,955
CommVault Systems, Inc. (a)	67,200	2,987,040
Concur Technologies, Inc. (a)	35,050	1,754,954
Emdeon, Inc. Class A (a)	57,030	748,234
Parametric Technology Corp. (a)	12,810	293,733
QLIK Technologies, Inc. (a)	11,430	389,306
RealPage, Inc. (a)	16,090	425,902
RightNow Technologies, Inc. (a)	24,370	789,588
SolarWinds, Inc. (a)	27,280	713,099
Synchronoss Technologies, Inc. (a)	69,600	2,208,408
Velti PLC (a)	32,723	553,346

		11,340,565

Storage & Warehousing — 0.5%
Mobile Mini, Inc. (a)	67,000	1,419,730

Telecommunications — 3.4%
Acme Packet, Inc. (a)	8,530	598,209
ADTRAN, Inc.	9,120	353,035
Aruba Networks, Inc. (a)	85,895	2,538,197
DigitalGlobe, Inc. (a)	24,980	634,742
Finisar Corp. (a)	72,760	1,311,863
Ixia (a)	8,490	108,672
Leap Wireless International, Inc. (a)	19,050	309,182
PAETEC Holding Corp. (a)	94,700	453,613
Polycom, Inc. (a)	8,380	538,834
tw telecom, Inc. (a)	54,370	1,116,216
Vonage Holdings Corp. (a)	282,310	1,244,987

		9,207,550

Transportation — 3.0%
Con-way, Inc.	37,040	1,437,522
Genesee & Wyoming, Inc. Class A (a)	10,870	637,417
GulfMark Offshore, Inc. Class A (a)	37,450	1,654,916
J.B. Hunt Transport Services, Inc.	46,050	2,168,494
Old Dominion Freight Line, Inc. (a)	16,825	627,573
Swift Transporation Co. (a)	68,680	930,614
Vitran Corp., Inc. (a)	16,360	207,772
Werner Enterprises, Inc.	20,280	508,014

		8,172,322

TOTAL COMMON STOCK (Cost $218,135,751)		264,367,099

TOTAL EQUITIES (Cost $218,135,751)		264,367,099

	Number of Shares	Value
MUTUAL FUNDS — 0.6%
Diversified Financial — 0.6%
iShares Russell 2000 Index Fund	18,723	$1,550,264

TOTAL MUTUAL FUNDS (Cost $1,543,582)		1,550,264

TOTAL LONG-TERM INVESTMENTS (Cost $219,679,333)		265,917,363

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$2,506,840	2,506,840

TOTAL SHORT-TERM INVESTMENTS (Cost $2,506,840)		2,506,840

TOTAL INVESTMENTS — 99.4%
(Cost $222,186,173) (c)		268,424,203

Other Assets/(Liabilities) — 0.6%		1,547,499

NET ASSETS — 100.0%		$269,971,702

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,506,840. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% - 4.000%, maturity dates ranging from 5/15/39 - 11/25/40, and an aggregate market value, including accrued interest, of $2,564,258.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MML Blue Chip Growth Fund	MML Emerging Growth Fund
Assets:
Investments, at value (Note 2) (a)	$358,243,348	$13,591,224
Short-term investments, at value (Note 2) (b)	1,644,454	515,842

Total investments	359,887,802	14,107,066

Foreign currency, at value (c)	-	-
Receivables from:
Investments sold	1,298,840	216,931
Investment adviser (Note 3)	-	1,531
Fund shares sold	120,490	20,007
Variation margin on open futures contracts (Note 2)	-	-
Foreign taxes withheld	8,716	-
Interest and dividends	232,401	2,468

Total assets	361,548,249	14,348,003

Liabilities:
Payables for:
Investments purchased	302,683	13,110
Fund shares repurchased	157,413	816
Trustees’ fees and expenses (Note 3)	39,757	6,631
Affiliates (Note 3):
Investment management fees	213,698	12,004
Administration fees	-	-
Service fees	5,441	737
Accrued expense and other liabilities	52,519	19,215

Total liabilities	771,511	52,513

Net assets	$360,776,738	$14,295,490

Net assets consist of:
Paid-in capital	$282,133,817	$16,158,305
Undistributed (accumulated) net investment income (loss)	159,471	(84,772)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(10,998,920)	(4,179,355)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	89,482,370	2,401,312

Net assets	$360,776,738	$14,295,490

(a) Cost of investments:	$268,763,244	$11,189,912
(b) Cost of short-term investments:	$1,644,454	$515,842
(c) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Large Cap Value Fund	MML NASDAQ-100 Fund	MML Small Cap Growth Equity Fund

$309,263,132	$223,668,539	$13,187,164	$265,917,363
5,534,037	4,684,361	261,201	2,506,840

314,797,169	228,352,900	13,448,365	268,424,203

-	28,244	-	-

31,744	2,814,770	-	1,187,384
9,096	-	2,928	-
25,866	3,667,992	18,364	2,250,304
50,400	-	2,700	-
-	44,018	-	-
393,210	390,816	5,886	33,574

315,307,485	235,298,740	13,478,243	271,895,465

-	572,981	-	1,520,697
47,342	33,133	89	57,243
153,069	67,686	5,194	60,991

25,190	144,146	4,804	227,341
43,057	-	-	-
2,901	11,215	1,113	3,284
47,822	45,979	20,294	54,207

319,381	875,140	31,494	1,923,763

$314,988,104	$234,423,600	$13,446,749	$269,971,702

$260,759,202	$216,615,916	$13,336,101	$189,091,908
7,813,446	2,511,961	43,228	(1,030,510)
(12,539,337)	(27,388,083)	(2,416,122)	35,672,274
58,954,793	42,683,806	2,483,542	46,238,030

$314,988,104	$234,423,600	$13,446,749	$269,971,702

$250,487,378	$180,993,660	$10,708,706	$219,679,333
$5,534,037	$4,684,361	$261,201	$2,506,840
$-	$28,225	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MML Blue Chip Growth Fund	MML Emerging Growth Fund
Initial Class shares:
Net assets	$351,924,773	$13,081,142

Shares outstanding (a)	29,314,713	1,978,565

Net asset value, offering price and redemption price per share	$12.01	$6.61

Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class II shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Class III shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class shares:
Net assets	$8,851,965	$1,214,348

Shares outstanding (a)	741,914	184,975

Net asset value, offering price and redemption price per share	$11.93	$6.56

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Large Cap Value Fund	MML NASDAQ-100 Fund	MML Small Cap Growth Equity Fund

$-	$216,437,610	$11,589,524	$264,612,299

-	18,276,017	1,949,078	13,743,778

$-	$11.84	$5.95	$19.25

$82,659,728	$-	$-	$-

4,964,949	-	-	-

$16.65	$-	$-	$-

$115,604,396	$-	$-	$-

6,927,831	-	-	-

$16.69	$-	$-	$-

$111,661,990	$-	$-	$-

6,691,247	-	-	-

$16.69	$-	$-	$-

$-	$17,985,990	$1,857,225	$5,359,403

-	1,526,837	314,175	280,427

$-	$11.78	$5.91	$19.11

$5,061,990	$-	$-	$-

307,150	-	-	-

$16.48	$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	MML Blue Chip Growth Fund	MML Emerging Growth Fund
Investment income (Note 2):
Dividends (a)	$1,444,395	$13,381
Interest	103	20

Total investment income	1,444,498	13,401

Expenses (Note 3):
Investment management fees	1,314,946	76,013
Custody fees	24,511	5,803
Audit fees	16,007	15,652
Legal fees	2,054	87
Proxy fees	449	449
Shareholder reporting fees	20,663	1,994
Trustees’ fees	15,310	636

	1,393,940	100,634
Administration fees:
Class I	-	-
Class II	-	-
Class III	-	-
Service Class I	-	-
Service fees:
Service Class	10,501	1,395
Service Class I	-	-

Total expenses	1,404,441	102,029
Expenses waived (Note 3):
Initial Class fees waived by adviser	-	(9,367)
Service Class fees waived by adviser	-	(776)
Class II administrative fees waived	-	-
Class III administrative fees waived	-	-

Net expenses	1,404,441	91,886

Net investment income (loss)	40,057	(78,485)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	16,971,744	1,609,355
Futures contracts	-	-
Foreign currency transactions	666	-

Net realized gain (loss)	16,972,410	1,609,355

Net change in unrealized appreciation (depreciation) on:
Investment transactions	5,076,960	(230,252)
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	872	-

Net change in unrealized appreciation (depreciation)	5,077,832	(230,252)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	22,050,242	1,379,103

Net increase (decrease) in net assets resulting from operations	$22,090,299	$1,300,618

(a) Net of withholding tax of:	$1,139	$-

The accompanying notes are an integral part of the financial statements.

MML Equity Index Fund	MML Large Cap Value Fund	MML NASDAQ-100 Fund	MML Small Cap Growth Equity Fund

$3,080,848	$2,172,599	$50,985	$560,940
463	9,290	52	128

3,081,311	2,181,889	51,037	561,068

156,427	910,009	29,330	1,436,572
14,976	15,712	2,154	35,701
15,896	15,603	16,207	16,632
1,811	1,398	72	1,617
449	449	449	449
18,162	14,268	1,879	16,533
13,506	10,411	538	12,028

221,227	967,850	50,629	1,519,532

123,720	-	-	-
110,632	-	-	-
27,413	-	-	-
6,405	-	-	-

-	21,887	2,057	6,287
5,337	-	-	-

494,734	989,737	52,686	1,525,819

-	-	(12,331)	-
-	-	(1,798)	-
(29,114)	-	-	-
(27,413)	-	-	-

438,207	989,737	38,557	1,525,819

2,643,104	1,192,152	12,480	(964,751)

2,799,699	5,406,085	1,742,979	26,659,034
(156,874)	-	16,802	-
-	(2,527)	-	(20,178)

2,642,825	5,403,558	1,759,781	26,638,856

12,651,256	(313,247)	(1,191,578)	(2,901,422)
121,534	-	4,674	-
-	3,922	-	3,278

12,772,790	(309,325)	(1,186,904)	(2,898,144)

15,415,615	5,094,233	572,877	23,740,712

$18,058,719	$6,286,385	$585,357	$22,775,961

$-	$34,902	$117	$4,537

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Blue Chip Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$40,057	$142,987
Net realized gain (loss) on investment transactions	16,972,410	11,979,688
Net change in unrealized appreciation (depreciation) on investments	5,077,832	36,998,229

Net increase (decrease) in net assets resulting from operations	22,090,299	49,120,904

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(233,055)
Class I	-	-
Class II	-	-
Class III	-	-
Service Class I	-	-

Total distributions from net investment income	-	(233,055)

Net fund share transactions (Note 5):
Initial Class	(5,877,174)	105,421,315
Class I	-	-
Class II	-	-
Class III	-	-
Service Class	515,716	1,155,540
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(5,361,458)	106,576,855

Total increase (decrease) in net assets	16,728,841	155,464,704
Net assets
Beginning of period	344,047,897	188,583,193

End of period	$360,776,738	$344,047,897

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$159,471	$119,414

The accompanying notes are an integral part of the financial statements.

MML Emerging Growth Fund		MML Equity Index Fund
Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

$(78,485)	$(108,094)	$2,643,104	$5,325,461
1,609,355	1,391,605	2,642,825	683,607
(230,252)	1,477,981	12,772,790	35,126,179

1,300,618	2,761,492	18,058,719	41,135,247

-	-	-	-
-	-	-	(1,198,204)
-	-	-	(2,245,451)
-	-	-	(1,702,367)
-	-	-	(28,744)

-	-	-	(5,174,766)

(1,267,033)	(10,765)	-	-
-	-	(3,235,175)	(3,051,896)
-	-	(6,737,544)	(35,685,394)
-	-	(680,953)	4,218,185
163,494	284,563	-	-
-	-	1,563,852	1,819,674

(1,103,539)	273,798	(9,089,820)	(32,699,431)

197,079	3,035,290	8,968,899	3,261,050

14,098,411	11,063,121	306,019,205	302,758,155

$14,295,490	$14,098,411	$314,988,104	$306,019,205

$(84,772)	$(6,287)	$7,813,446	$5,170,342

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Large Cap Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,192,152	$1,703,007
Net realized gain (loss) on investment transactions	5,403,558	6,338,122
Net change in unrealized appreciation (depreciation) on investments	(309,325)	18,398,494

Net increase (decrease) in net assets resulting from operations	6,286,385	26,439,623

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(1,687,136)
Service Class	-	(90,042)

Total distributions from net investment income	-	(1,777,178)

Net fund share transactions (Note 5):
Initial Class	(8,089,088)	(16,256,458)
Service Class	1,040,604	4,114,295

Increase (decrease) in net assets from fund share transactions	(7,048,484)	(12,142,163)

Total increase (decrease) in net assets	(762,099)	12,520,282
Net assets
Beginning of period	235,185,699	222,665,417

End of period	$234,423,600	$235,185,699

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,511,961	$1,319,809

The accompanying notes are an integral part of the financial statements.

MML NASDAQ-100 Fund		MML Small Cap Growth Equity Fund
Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

$12,480	$35,354	$(964,751)	$(1,582,956)
1,759,781	37,232	26,638,856	34,824,758
(1,186,904)	1,892,953	(2,898,144)	20,037,100

585,357	1,965,539	22,775,961	53,278,902

-	(12,546)	-	-
-	(172)	-	-

-	(12,718)	-	-

152,020	39,217	(16,595,151)	(43,733,654)
492,111	441,975	518,172	1,105,424

644,131	481,192	(16,076,979)	(42,628,230)

1,229,488	2,434,013	6,698,982	10,650,672

12,217,261	9,783,248	263,272,720	252,622,048

$13,446,749	$12,217,261	$269,971,702	$263,272,720

$43,228	$30,748	$(1,030,510)	$(65,759)

MML Series Investment Fund – Financial Highlights

(For a share outstanding throughout each period)

MML Blue Chip Growth Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07		Period Ended 12/31/06 +
Net asset value, beginning of period	$11.27		$9.71	$6.83	$11.87		$10.58		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.01	0.01	0.02		0.05		0.02
Net realized and unrealized gain (loss) on investments	0.74		1.56	2.88	(5.06)		1.29		0.58

Total income (loss) from investment operations	0.74		1.57	2.89	(5.04)		1.34		0.60

Less distributions to shareholders:
From net investment income	-		(0.01)	(0.01)	-		(0.05)		(0.02)
Tax return of capital	-		-	-	-		(0.00	) †	-

Total distributions	-		(0.01)	(0.01)	-		(0.05)		(0.02)

Net asset value, end of period	$12.01		$11.27	$9.71	$6.83		$11.87		$10.58

Total Return ^^	6.57%	**	16.17%	42.38%	(42.46%	)	12.67%		6.04%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$351,925		$336,211	$182,984	$168,558		$61,701		$54,746
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%	*	0.80%	0.83%	0.85%		0.84%		0.90%	*
After expense waiver	N/A		N/A	N/A	0.84%	#	N/A		0.85%	*#
Net investment income (loss) to average daily net assets	0.03%	*	0.06%	0.12%	0.23%		0.40%		0.37%	*
Portfolio turnover rate	20%	**	37%	80% >>	33%		35%		24%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$11.22		$9.68	$6.83	$10.70

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.02)	(0.01)	0.00	†
Net realized and unrealized gain (loss) on investments	0.72		1.56	2.87	(3.87)

Total income (loss) from investment operations	0.71		1.54	2.86	(3.87)

Less distributions to shareholders:
From net investment income	-		-	(0.01)	-

Total distributions	-		-	(0.01)	-

Net asset value, end of period	$11.93		$11.22	$9.68	$6.83

Total Return ^^	6.33%	**	15.91%	41.93%	(36.17%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$8,852		$7,837	$5,600	$1,816
Ratio of expenses to average daily net assets	1.05%	*	1.05%	1.08%	1.10%	*
Net investment income (loss) to average daily net assets	(0.22%	) *	(0.20% )	(0.13% )	0.17%	*
Portfolio turnover rate	20%	**	37%	80% >>	33%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
>>	The portfolio turnover rate excludes merger activity.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Emerging Growth Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$6.05		$4.83		$4.30		$7.41		$6.29		$5.97

Income (loss) from investment operations:
Net investment income (loss) ***	(0.03)		(0.05)		(0.04)		(0.05)		(0.05)		(0.05)
Net realized and unrealized gain (loss) on investments	0.59		1.27		0.57		(3.06)		1.17		0.37

Total income (loss) from investment operations	0.56		1.22		0.53		(3.11)		1.12		0.32

Net asset value, end of period	$6.61		$6.05		$4.83		$4.30		$7.41		$6.29

Total Return ^^	9.26%	**	25.26%		12.33%		(41.97%	)	17.81%		5.36%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$13,081		$13,146		$10,566		$9,873		$18,911		$14,703
Ratio of expenses to average daily net assets:
Before expense waiver	1.39%	*	1.45%		1.52%		1.58%		1.44%		1.55%
After expense waiver	1.25%	*#	1.25%	#	1.25%	#	1.22%	#	1.16%	#	1.16%	#
Net investment income (loss) to average daily net assets	(1.07%	) *	(0.92%	)	(0.95%	)	(0.89%	)	(0.72%	)	(0.83%	)
Portfolio turnover rate	42%	**	175%		184%		280%		195%		291%

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Period Ended 12/31/08 +++
Net asset value, beginning of period	$6.01		$4.81		$4.30		$6.72

Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		(0.06)		(0.05)		(0.02)
Net realized and unrealized gain (loss) on investments	0.59		1.26		0.56		(2.40)

Total income (loss) from investment operations	0.55		1.20		0.51		(2.42)

Net asset value, end of period	$6.56		$6.01		$4.81		$4.30

Total Return ^^	9.32%	**	24.95%		11.86%		(36.01%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,214		$953		$497		$181
Ratio of expenses to average daily net assets:
Before expense waiver	1.64%	*	1.70%		1.77%		2.27%	*
After expense waiver	1.50%	*#	1.50%	#	1.50%	#	1.50%	*#
Net investment income (loss) to average daily net assets	(1.31%	) *	(1.14%	)	(1.21%	)	(1.10%	) *
Portfolio turnover rate	42%	**	175%		184%		280%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Equity Index Fund

	Class I
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$15.73		$13.97	$11.33	$18.06		$17.45	$15.36

Income (loss) from investment operations:
Net investment income (loss) ***	0.12		0.23	0.22	0.29		0.28	0.25
Net realized and unrealized gain (loss) on investments	0.80		1.76	2.72	(7.02)		0.61	2.10

Total income (loss) from investment operations	0.92		1.99	2.94	(6.73)		0.89	2.35

Less distributions to shareholders:
From net investment income	-		(0.23)	(0.30)	-		(0.28)	(0.26)

Total distributions	-		(0.23)	(0.30)	-		(0.28)	(0.26)

Net asset value, end of period	$16.65		$15.73	$13.97	$11.33		$18.06	$17.45

Total Return ^^	5.85%	**	14.51%	26.15%	(37.26%	)	5.13%	15.30%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$82,660		$81,199	$74,938	$48,279		$88,058	$85,288
Ratio of expenses to average daily net assets:
Before expense waiver	0.44%	*	0.45%	0.46%	0.45%		0.45%	0.46%
After expense waiver	N/A		N/A	0.45% #	0.45%	##	N/A	0.45% #
Net investment income (loss) to average daily net assets	1.53%	*	1.60%	1.84%	1.88%		1.53%	1.54%
Portfolio turnover rate	2%	**	5%	6%	5%		6%	4%

	Class II
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$15.76		$13.98	$11.34	$18.04		$17.44	$15.34

Income (loss) from investment operations:
Net investment income (loss) ***	0.14		0.25	0.24	0.31		0.31	0.28
Net realized and unrealized gain (loss) on investments	0.79		1.77	2.72	(7.01)		0.60	2.10

Total income (loss) from investment operations	0.93		2.02	2.96	(6.70)		0.91	2.38

Less distributions to shareholders:
From net investment income	-		(0.24)	(0.32)	-		(0.31)	(0.28)

Total distributions	-		(0.24)	(0.32)	-		(0.31)	(0.28)

Net asset value, end of period	$16.69		$15.76	$13.98	$11.34		$18.04	$17.44

Total Return ^^	5.90%	**	14.76%	26.33%	(37.14%	)	5.24%	15.54%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$115,604		$115,521	$137,083	$117,274		$197,826	$189,688
Ratio of expenses to average daily net assets:
Before expense waiver	0.33%	*	0.34%	0.35%	0.34%		0.34%	0.35%
After expense waiver	0.28%	*#	0.29% #	0.29% #	0.29%	#	0.29% #	0.29% #
Net investment income (loss) to average daily net assets	1.69%	*	1.76%	2.03%	2.01%		1.69%	1.70%
Portfolio turnover rate	2%	**	5%	6%	5%		6%	4%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Equity Index Fund (Continued)

	Class III
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$15.75		$13.97	$11.33	$18.01		$17.41	$15.31

Income (loss) from investment operations:
Net investment income (loss) ***	0.15		0.27	0.26	0.34		0.33	0.30
Net realized and unrealized gain (loss) on investments	0.79		1.77	2.72	(7.02)		0.61	2.11

Total income (loss) from investment operations	0.94		2.04	2.98	(6.68)		0.94	2.41

Less distributions to shareholders:
From net investment income	-		(0.26)	(0.34)	-		(0.34)	(0.31)

Total distributions	-		(0.26)	(0.34)	-		(0.34)	(0.31)

Net asset value, end of period	$16.69		$15.75	$13.97	$11.33		$18.01	$17.41

Total Return ^^	5.97%	**	14.93%	26.57%	(37.09%	)	5.40%	15.72%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$111,662		$106,015	$89,566	$76,287		$122,979	$127,549
Ratio of expenses to average daily net assets:
Before expense waiver	0.19%	*	0.20%	0.21%	0.20%		0.20%	0.21%
After expense waiver	0.14%	*#	0.15% #	0.15% #	0.15%	#	0.15% #	0.15% #
Net investment income (loss) to average daily net assets	1.83%	*	1.90%	2.17%	2.23%		1.83%	1.83%
Portfolio turnover rate	2%	**	5%	6%	5%		6%	4%

	Service Class I
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$15.59		$13.88	$11.32	$16.07

Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.20	0.18	0.10
Net realized and unrealized gain (loss) on investments	0.79		1.73	2.71	(4.85)

Total income (loss) from investment operations	0.89		1.93	2.89	(4.75)

Less distributions to shareholders:
From net investment income	-		(0.22)	(0.33)	-

Total distributions	-		(0.22)	(0.33)	-

Net asset value, end of period	$16.48		$15.59	$13.88	$11.32

Total Return ^^	5.71%	**	14.22%	25.83%	(29.56%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$5,062		$3,284	$1,171	$478
Ratio of expenses to average daily net assets:
Before expense waiver	0.69%	*	0.70%	0.71%	0.72%	*
After expense waiver	N/A		N/A	0.70% #	0.70%	*#
Net investment income (loss) to average daily net assets	1.29%	*	1.39%	1.53%	2.33%	*
Portfolio turnover rate	2%	**	5%	6%	5%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Large Cap Value Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$11.54		$10.36	$8.01	$13.21		$12.80	$11.27

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.08	0.07	0.10		0.15	0.09
Net realized and unrealized gain (loss) on investments	0.24		1.19	2.38	(5.29)		0.39	1.52

Total income (loss) from investment operations	0.30		1.27	2.45	(5.19)		0.54	1.61

Less distributions to shareholders:
From net investment income	-		(0.09)	(0.10)	-		(0.13)	(0.08)
From net realized gains	-		-	-	(0.01)		-	-

Total distributions	-		(0.09)	(0.10)	(0.01)		(0.13)	(0.08)

Net asset value, end of period	$11.84		$11.54	$10.36	$8.01		$13.21	$12.80

Total Return ^^	2.60%	**	12.38%	30.71%	(39.30%	)	4.22%	14.18%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$216,438		$218,666	$211,859	$175,313		$290,938	$216,821
Ratio of expenses to average daily net assets	0.82%	*	0.83%	0.85%	0.84%		0.82%	0.85%
Net investment income (loss) to average daily net assets	1.03%	*	0.79%	0.77%	0.92%		1.10%	0.80%
Portfolio turnover rate	7%	**	17%	21%	20%		7%	10%

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$11.49		$10.33	$8.01	$11.57

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.06	0.04	0.01
Net realized and unrealized gain (loss) on investments	0.24		1.17	2.38	(3.56)

Total income (loss) from investment operations	0.29		1.23	2.42	(3.55)

Less distributions to shareholders:
From net investment income	-		(0.07)	(0.10)	-
From net realized gains	-		-	-	(0.01)

Total distributions	-		(0.07)	(0.10)	(0.01)

Net asset value, end of period	$11.78		$11.49	$10.33	$8.01

Total Return ^^	2.52%	**	12.04%	30.32%	(30.69%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$17,986		$16,519	$10,807	$4,823
Ratio of expenses to average daily net assets	1.07%	*	1.08%	1.10%	1.12%	*
Net investment income (loss) to average daily net assets	0.78%	*	0.56%	0.47%	0.48%	*
Portfolio turnover rate	7%	**	17%	21%	20%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML NASDAQ-100 Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07		Year Ended 12/31/06
Net asset value, beginning of period	$5.66		$4.74		$3.08		$5.30		$4.46		$4.18

Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.02		0.01		0.00	†	0.00	†	0.01
Net realized and unrealized gain (loss) on investments	0.28		0.91		1.65		(2.22)		0.84		0.27

Total income (loss) from investment operations	0.29		0.93		1.66		(2.22)		0.84		0.28

Less distributions to shareholders:
From net investment income	-		(0.01)		(0.00	) †	(0.00	) †	(0.00	) †	(0.00	) †

Total distributions	-		(0.01)		(0.00	) †	(0.00	) †	(0.00	) †	(0.00	) †

Net asset value, end of period	$5.95		$5.66		$4.74		$3.08		$5.30		$4.46

Total Return ^^	5.12%	**	19.58%		53.90%		(41.89%	)	18.86%		6.75%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$11,590		$10,913		$9,105		$5,322		$10,369		$8,474
Ratio of expenses to average daily net assets:
Before expense waiver	0.78%	*	0.86%		1.09%		1.23%		0.99%		1.08%
After expense waiver	0.56%	*#	0.56%	#	0.56%	#	0.56%	#	0.56%	#	0.56%	#
Net investment income (loss) to average daily net assets	0.22%	*	0.36%		0.18%		0.01%		0.02%		0.13%
Portfolio turnover rate	24%	**	5%		9%		18%		17%		9%

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Period Ended 12/31/08 +++
Net asset value, beginning of period	$5.64		$4.72		$3.08		$4.99

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.01		(0.00	) †	(0.00	) †
Net realized and unrealized gain (loss) on investments	0.27		0.91		1.64		(1.91)

Total income (loss) from investment operations	0.27		0.92		1.64		(1.91)

Less distributions to shareholders:
From net investment income	-		(0.00	) †	-		(0.00	) †

Total distributions	-		(0.00	) †	-		(0.00	) †

Net asset value, end of period	$5.91		$5.64		$4.72		$3.08

Total Return ^^	4.79%	**	19.51%		53.25%		(38.28%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,857		$1,304		$679		$251
Ratio of expenses to average daily net assets:
Before expense waiver	1.03%	*	1.11%		1.34%		2.05%	*
After expense waiver	0.81%	*#	0.81%	#	0.81%	#	0.81%	*#
Net investment income (loss) to average daily net assets	(0.01%	) *	0.14%		(0.06%	)	(0.16%	) *
Portfolio turnover rate	24%	**	5%		9%		18%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Small Cap Growth Equity Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Year Ended 12/31/06
Net asset value, beginning of period	$17.70		$14.48		$10.46		$17.02		$16.07	$14.73

Income (loss) from investment operations:
Net investment income (loss) ***	(0.07)		(0.10)		(0.08)		(0.01)		(0.07)	(0.06)
Net realized and unrealized gain (loss) on investments	1.62		3.32		4.10		(6.55)		1.63	1.40

Total income (loss) from investment operations	1.55		3.22		4.02		(6.56)		1.56	1.34

Less distributions to shareholders:
From net investment income	-		-		-		-		(0.02)	-
From net realized gains	-		-		-		-		(0.59)	-

Total distributions	-		-		-		-		(0.61)	-

Net asset value, end of period	$19.25		$17.70		$14.48		$10.46		$17.02	$16.07

Total Return ^^	8.76%	**	22.24%		38.43%		(38.54%	)	9.66%	9.10%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$264,612		$258,833		$250,006		$171,302		$238,185	$169,941
Ratio of expenses to average daily net assets	1.13%	*	1.14%		1.15%		1.15%		1.14%	1.18%
Net investment income (loss) to average daily net assets	(0.71%	) *	(0.64%	)	(0.66%	)	(0.06%	)	(0.39% )	(0.41%	)
Portfolio turnover rate	43%	**	95%		90%		86%		70%	79%

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Period Ended 12/31/08 +++
Net asset value, beginning of period	$17.59		$14.42		$10.45		$15.79

Income (loss) from investment operations:
Net investment income (loss) ***	(0.09)		(0.14)		(0.11)		0.01
Net realized and unrealized gain (loss) on investments	1.61		3.31		4.08		(5.35)

Total income (loss) from investment operations	1.52		3.17		3.97		(5.34)

Net asset value, end of period	$19.11		$17.59		$14.42		$10.45

Total Return ^^	8.64%	**	21.90%		38.09%		(33.82%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$5,359		$4,440		$2,616		$831
Ratio of expenses to average daily net assets	1.38%	*	1.39%		1.40%		1.43%	*
Net investment income (loss) to average daily net assets	(0.96%	) *	(0.87%	)	(0.91%	)	0.21%	*
Portfolio turnover rate	43%	**	95%		90%		86%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Fund

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are six series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Blue Chip Growth Fund (“Blue Chip Growth Fund”), MML Emerging Growth Fund (“Emerging Growth Fund”), MML Equity Index Fund (“Equity Index Fund”), MML Large Cap Value Fund (“Large Cap Value Fund”), MML NASDAQ-100® Fund (“NASDAQ-100 Fund”), and MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”).

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each Fund, other than the Equity Index Fund, offers the following two classes of shares: Initial Class and Service Class shares. The Equity Index Fund offers the following four classes of shares: Class I, Class II, Class III, and Service Class I shares. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with

Notes to Financial Statements (Unaudited) (Continued)

procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Notes to Financial Statements (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Any illiquid Rule 144A securities or restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently and, therefore, the inputs are unobservable.

The Emerging Growth Fund, the Equity Index Fund, and the NASDAQ-100 Fund characterized all long-term investments at Level 1 and all short-term investments at Level 2, as of June 30, 2011. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level as of June 30, 2011, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$14,543,488	$-	$-	$14,543,488
Communications	79,733,001	4,282,475	1,633,681	85,649,157
Consumer, Cyclical	51,995,987	-	-	51,995,987
Consumer, Non-cyclical	40,863,465	57,985	-	40,921,450
Energy	30,733,286	-	-	30,733,286
Financial	33,418,691	57,681	-	33,476,372
Industrial	57,094,676	-	-	57,094,676
Technology	43,827,929	-	-	43,827,929

Total Common Stock	352,210,523	4,398,141	1,633,681	358,242,345

Total Equities	352,210,523	4,398,141	1,633,681	358,242,345

Total Mutual Funds	1,003	-	-	1,003

Total Long-Term Investments	352,211,526	4,398,141	1,633,681	358,243,348

Total Short-Term Investments	-	1,644,454	-	1,644,454

Total Investments	$352,211,526	$6,042,595	$1,633,681	$359,887,802

Large Cap Value Fund
Equities
Common Stock
Basic Materials	$5,617,500	$2,852,318	$-	$8,469,818
Communications	9,203,498	-	-	9,203,498
Consumer, Cyclical	31,664,063	331,199	-	31,995,262
Consumer, Non-cyclical	43,940,060	3,891,322	-	47,831,382
Diversified	-	3,061,858	-	3,061,858
Energy	32,997,153	2,998,933	-	35,996,086
Financial	58,394,826	7,334,362	-	65,729,188
Industrial	9,447,368	2,493,931	-	11,941,299
Technology	9,271,418	-	-	9,271,418

Total Common Stock	200,535,886	22,963,923	-	223,499,809

Total Equities	200,535,886	22,963,923	-	223,499,809

Bonds & Notes
Total Corporate Debt	-	-	168,730	168,730

Total Bonds & Notes	-	-	168,730	168,730

Total Long-Term Investments	200,535,886	22,963,923	168,730	223,668,539

Total Short-Term Investments	-	4,684,361	-	4,684,361

Total Investments	$200,535,886	$27,648,284	$168,730	$228,352,900

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$3,477,974	$-	$-	$3,477,974
Communications	27,721,954	-	-	27,721,954
Consumer, Cyclical	48,420,894	512,918	-	48,933,812
Consumer, Non-cyclical	57,192,694	895,239	-	58,087,933
Diversified	-	386,842	-	386,842
Energy	17,945,595	-	-	17,945,595
Financial	20,731,534	-	-	20,731,534
Industrial	47,228,731	-	-	47,228,731
Technology	38,227,473	-	-	38,227,473
Utilities	1,625,251	-	-	1,625,251

Total Common Stock	262,572,100	1,794,999	-	264,367,099

Total Equities	262,572,100	1,794,999	-	264,367,099

Total Mutual Funds	1,550,264	-	-	1,550,264

Total Long-Term Investments	264,122,364	1,794,999	-	265,917,363

Total Short-Term Investments	-	2,506,840	-	2,506,840

Total Investments	$264,122,364	$4,301,839	$-	$268,424,203

The following is the aggregate value by input level as of June 30, 2011, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Index Fund
Futures Contracts
Equity Risk	$179,039	$-	$-	$179,039
NASDAQ-100 Fund
Futures Contracts
Equity Risk	5,084	-	-	5,084

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2011. The Funds recognize transfers between the Levels as of the beginning of the year.

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/10	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 6/30/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/11
Blue Chip Growth Fund
Equities
Common Stock
Communications	$-	$-	$-	$192,466	$1,441,215	$-	$-	$-	$1,633,681	$192,466

Large Cap Value Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$481,509	$-	$-	$(312,779)	$-	$-	$-	$-	$168,730	$(312,779)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.

The Funds had no transfers in or out of Level 3 of the fair value hierarchy during the period ended June 30, 2011.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2011, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Emerging Growth Fund	Equity Index Fund	NASDAQ-100 Fund	Small Cap Growth Equity Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management				A

Futures Contracts**
Substitution for Direct Investment		A	A

Rights and Warrants
Result of a Corporate Action	A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2011, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Total
Emerging Growth Fund
Number of Contracts, Notional Amounts or Shares/Units†
Warrants	99	-	99

Equity Index Fund
Asset Derivatives
Futures Contracts^^	$179,039	$-	$179,039

Realized Gain (Loss)#
Futures Contracts	$(156,874)	$-	$(156,874)
Warrants	(2,321)	-	(2,321)

Total Realized Gain (Loss)	$(159,195)	$-	$(159,195)

Change in Appreciation (Depreciation)##
Futures Contracts	$121,534	$-	$121,534

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	53	-	53
Warrants	1,978	-	1,978

NASDAQ-100 Fund
Asset Derivatives
Futures Contracts^^	$5,084	$-	$5,084

Realized Gain (Loss)#
Futures Contracts	$16,802	$-	$16,802

Change in Appreciation (Depreciation)##
Futures Contracts	$4,674	$-	$4,674

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	9	-	9

Small Cap Growth Equity Fund
Realized Gain (Loss)#
Forward Contracts	$-	$(3,346)	$(3,346)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$3,346	$3,346

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$441,548	$441,548

^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: futures contracts or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent the average number of contracts for futures contracts, notional amounts for forward contracts, or shares/units outstanding for warrants, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2011.

The Emerging Growth Fund had no change in appreciation (depreciation) and no realized gain (loss) on warrants during the period ended June 30, 2011.

Notes to Financial Statements (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Funds during the period ended June 30, 2011, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing

Notes to Financial Statements (Unaudited) (Continued)

transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at June 30, 2011:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
90	S&P 500 E Mini Index	9/16/11	$5,919,750	$179,039

NASDAQ-100 Fund
BUYS
5	NASDAQ 100 E Mini Index	9/16/11	$232,100	$5,084

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Notes to Financial Statements (Unaudited) (Continued)

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from

Notes to Financial Statements (Unaudited) (Continued)

litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Funds may invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Notes to Financial Statements (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between MassMutual and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Blue Chip Growth Fund	0.75%
Emerging Growth Fund	1.05% of the first $200 million,
1.00% of the next $200 million,
0.95% of any excess over $400 million
Equity Index Fund	0.10%
Large Cap Value Fund	0.80% of the first $100 million,
0.75% of the next $400 million,
0.70% of any excess over $500 million
NASDAQ-100 Fund	0.45% of the first $200 million,
0.44% of the next $200 million,
0.42% of any excess over $400 million
Small Cap Growth Equity Fund	1.075% of the first $200 million,
1.05% of the next $200 million,
1.025% of the next $600 million,
1.00% of any excess over $1 billion

MassMutual has entered into investment subadvisory agreements with the following unaffiliated investment subadvisers: Davis Selected Advisers, L.P. for the Large Cap Value Fund; Essex Investment Management Company, LLC for the Emerging Growth Fund; Northern Trust Investments, Inc. for the Equity Index Fund and NASDAQ-100 Fund; T. Rowe Price Associates, Inc. for the Blue Chip Growth Fund; Waddell & Reed Investment Management Company for a portion of the Small Cap Growth Equity Fund; and Wellington Management Company, LLP for a portion of the Small Cap Growth Equity Fund. MassMutual pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objectives, policies and investment strategies.

The Funds’ subadvisory fees are paid by MassMutual out of the management fees previously disclosed above.

Administration Fees

For the Equity Index Fund, under a separate administrative and shareholder services agreement between the Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Notes to Financial Statements (Unaudited) (Continued)

Class I	0.30% of the first $100 million,
0.28% of the next $150 million,
0.26% of any excess over $250 million
Class II	0.19%
Class III	0.05%
Service Class I	0.30% of the first $100 million,
0.28% of the next $150 million,
0.26% of any excess over $250 million

Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders.

Expense Caps and Waivers

MassMutual agreed to bear the expenses of the Funds noted below (other than the management, Rule 12b-1, and administrative fees, interest, taxes, brokerage commissions, extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, in excess of the following amounts:

Emerging Growth Fund*
Initial Class	0.20%
Service Class	0.20%
Equity Index Fund*
Class I	0.05%
Class II	0.05%
Class III	0.05%
Service Class I	0.05%
NASDAQ-100 Fund*
Initial Class	0.11%
Service Class	0.11%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2012.

MassMutual has agreed to waive, through April 30, 2012, 0.05% of the administrative and shareholder service fee for Class II and Class III shares of the Equity Index Fund.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Notes to Financial Statements (Unaudited) (Continued)

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2011, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Emerging Growth Fund	$2,109
Large Cap Value Fund	2,221
Small Cap Growth Equity Fund	35,814

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2011, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Blue Chip Growth Fund	$-	$70,961,070	$-	$77,701,118
Emerging Growth Fund	-	6,003,346	-	7,330,627
Equity Index Fund	-	5,752,460	-	15,592,149
Large Cap Value Fund	-	16,118,192	-	23,680,275
NASDAQ-100 Fund	-	3,705,692	-	3,050,638
Small Cap Growth Equity Fund	-	117,723,952	-	140,688,493

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Blue Chip Growth Fund Initial Class
Sold	1,433,733	$16,867,836	13,136,463	$127,254,431
Issued as reinvestment of dividends	-	-	25,498	233,055
Redeemed	(1,940,286)	(22,745,010)	(2,182,296)	(22,066,171)

Net increase (decrease)	(506,553)	$(5,877,174)	10,979,665	$105,421,315

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount
Blue Chip Growth Fund Service Class
Sold	109,031	$1,277,403	204,177	$2,017,782
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(65,677)	(761,687)	(84,068)	(862,242)

Net increase (decrease)	43,354	$515,716	120,109	$1,155,540

Emerging Growth Fund Initial Class
Sold	114,249	$727,583	451,088	$2,377,566
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(310,078)	(1,994,616)	(466,379)	(2,388,331)

Net increase (decrease)	(195,829)	$(1,267,033)	(15,291)	$(10,765)

Emerging Growth Fund Service Class
Sold	47,611	$302,321	87,705	$454,285
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(21,138)	(138,827)	(32,562)	(169,722)

Net increase (decrease)	26,473	$163,494	55,143	$284,563

Equity Index Fund Class I
Sold	126,010	$2,059,372	555,751	$7,978,978
Issued as reinvestment of dividends	-	-	90,430	1,198,204
Redeemed	(322,032)	(5,294,547)	(850,483)	(12,229,078)

Net increase (decrease)	(196,022)	$(3,235,175)	(204,302)	$(3,051,896)

Equity Index Fund Class II
Sold	249,579	$4,079,166	643,856	$9,271,328
Issued as reinvestment of dividends	-	-	169,340	2,245,451
Redeemed	(653,207)	(10,816,710)	(3,287,313)	(47,202,173)

Net increase (decrease)	(403,628)	$(6,737,544)	(2,474,117)	$(35,685,394)

Equity Index Fund Class III
Sold	-	$-	314,574	$4,250,665
Issued as reinvestment of dividends	-	-	128,578	1,702,367
Redeemed	(41,274)	(680,953)	(122,031)	(1,734,847)

Net increase (decrease)	(41,274)	$(680,953)	321,121	$4,218,185

Equity Index Fund Service Class I
Sold	111,878	$1,811,844	147,473	$2,133,875
Issued as reinvestment of dividends	-	-	2,188	28,744
Redeemed	(15,343)	(247,992)	(23,405)	(342,945)

Net increase (decrease)	96,535	$1,563,852	126,256	$1,819,674

Large Cap Value Fund Initial Class
Sold	596,541	$7,098,672	1,052,046	$10,794,704
Issued as reinvestment of dividends	-	-	173,168	1,687,136
Redeemed	(1,277,061)	(15,187,760)	(2,721,801)	(28,738,298)

Net increase (decrease)	(680,520)	$(8,089,088)	(1,496,587)	$(16,256,458)

Large Cap Value Fund Service Class
Sold	191,254	$2,261,382	514,070	$5,429,658
Issued as reinvestment of dividends	-	-	9,271	90,042
Redeemed	(102,360)	(1,220,778)	(132,025)	(1,405,405)

Net increase (decrease)	88,894	$1,040,604	391,316	$4,114,295

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount
NASDAQ-100 Fund Initial Class
Sold	271,312	$1,616,376	523,673	$2,605,385
Issued as reinvestment of dividends	-	-	2,744	12,546
Redeemed	(248,840)	(1,464,356)	(520,378)	(2,578,714)

Net increase (decrease)	22,472	$152,020	6,039	$39,217

NASDAQ-100 Fund Service Class
Sold	88,261	$523,547	128,758	$652,842
Issued as reinvestment of dividends	-	-	38	172
Redeemed	(5,346)	(31,436)	(41,151)	(211,039)

Net increase (decrease)	82,915	$492,111	87,645	$441,975

Small Cap Growth Equity Fund Initial Class
Sold	371,025	$7,079,769	1,755,645	$27,023,059
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(1,248,848)	(23,674,920)	(4,402,124)	(70,756,713)

Net increase (decrease)	(877,823)	$(16,595,151)	(2,646,479)	$(43,733,654)

Small Cap Growth Equity Fund Service Class
Sold	49,286	$927,178	110,439	$1,742,737
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(21,231)	(409,006)	(39,404)	(637,313)

Net increase (decrease)	28,055	$518,172	71,035	$1,105,424

6.	Federal Income Tax Information

At June 30, 2011, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$270,407,698	$90,774,832	$(1,294,728)	$89,480,104
Emerging Growth Fund	11,705,754	2,951,611	(550,299)	2,401,312
Equity Index Fund	256,021,415	93,727,989	(34,952,235)	58,775,754
Large Cap Value Fund	185,678,021	49,766,820	(7,091,941)	42,674,879
NASDAQ-100 Fund	10,969,907	3,036,968	(558,510)	2,478,458
Small Cap Growth Equity Fund	222,186,173	54,385,305	(8,147,275)	46,238,030

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

62

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2010, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2011	Expiring 2012	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018
Blue Chip Growth Fund	$-	$-	$1,968,870	$799,760	$22,428,962	$-
Emerging Growth Fund	-	-	-	3,006,900	2,730,804	-
Equity Index Fund	-	-	-	1,597,593	2,895,529	-
Large Cap Value Fund	-	-	-	7,547,813	24,296,867	722,962
NASDAQ-100 Fund	2,362,711	1,300,985	-	-	335,825	-

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

The NASDAQ-100 Fund elected to defer to the fiscal year beginning January 1, 2011, post-October capital losses in the amount of $37,342.

The Small Cap Growth Equity Fund elected to defer to the fiscal year beginning January 1, 2011, post-October currency losses in the amount of $14,548.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2010, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Blue Chip Growth Fund	$233,055	$-	$-
Equity Index Fund	5,174,766	-	-
Large Cap Value Fund	1,777,178	-	-
NASDAQ-100 Fund	12,718	-	-

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2010, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, real estate investment trusts, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Blue Chip Growth Fund	$151,004	$(25,197,592)	$(31,590)	$81,630,800
Emerging Growth Fund	-	(5,737,704)	(6,287)	2,580,558
Equity Index Fund	5,316,291	(4,493,122)	(145,949)	35,492,963
Large Cap Value Fund	1,960,129	(32,567,642)	(62,152)	42,190,964
NASDAQ-100 Fund	35,658	(3,999,521)	(42,252)	3,531,406
Small Cap Growth Equity Fund	57,760	10,111,862	(69,105)	48,003,316

63

Notes to Financial Statements (Unaudited) (Continued)

The Funds did not have any unrecognized tax benefits at June 30, 2011, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2011, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the leveraged buyout. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Equity Index Fund, plus interest and the Official Committee’s court costs, is approximately $207,706.

The Fund cannot predict the outcome of this proceeding. If the proceeding were to be decided in a manner adverse to the Fund, or if the Fund were to enter into a settlement agreement with the Official Committee, the payment of such judgment or settlement could have a material adverse effect on the Fund’s net asset value.

9.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2011, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

On August 5, 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating for the United States of America to “AA+” from “AAA.” The financial statements do not reflect the effect of such downgrade because it occurred after the period end. While the long-term impact of the downgrade is uncertain, it may lead to increased volatility, particularly in the short-term. For Funds that invest in U.S. government obligations, the value of the Funds’ shares may be adversely affected by S&P’s downgrade or any future downgrades of the United States’ credit ratings.

64

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2011, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MassMutual, or subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blue Chip Growth Fund, Emerging Growth Fund, Equity Index Fund, Large Cap Value Fund, NASDAQ-100 Fund, and Small Cap Growth Equity Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each subadviser by MassMutual. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning each Fund.

65

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one-year or three-year period below are to periods ended December 31, 2010. The three-year period does not apply for any Fund that does not yet have a three-year performance history.)

The Committee considered that, in the case of the NASDAQ-100 Fund, expense information showed the Fund to be in the second quartile of its peer group (favorable), and performance information showed the Fund to have had first quartile investment performance in its performance category for the most recent one- and three-year periods. The Committee reviewed this information with MassMutual, and determined that further inquiry was not required at this time. The Committee also noted that the Blue Chip Growth Fund had expenses in the second quartile, and had experienced second quartile performance for the three-year period, and had experienced performance only slightly below the second quartile (53rd percentile) for the one-year period. The Committee determined that further inquiry was not required as to that Fund.

The Committee considered the expenses and performance of the Equity Index Fund. The Committee considered MassMutual’s statement that the Fund was performing within an acceptable tracking error of its benchmark index and in accordance with expectations. MassMutual explained that the expense ratio of the Equity Index Fund was in the fourth quartile of its peer group. MassMutual noted that expense and performance information is difficult to analyze for this Fund, because, among other things, a number of the other funds in the comparison group tends to be ultra-low priced retail index funds that skew the data. The Committee noted that the Third-Party Report showed the Equity Index Fund to have underperformed its peers for the one- and three-year periods. The Committee considered MassMutual’s statements to the effect that, based on the Fund’s tracking error to the index, MassMutual was satisfied with the performance of the Fund, and that the Fund was performing the role in the MML Series Fund family that it was intended to fulfill.

The Committee discussed with MassMutual the Large Cap Value Fund, subadvised by Davis Selected Advisers, L.P. (“Davis”), noting that the Fund had experienced third-quartile performance for the one- and three-year periods. The Committee considered MassMutual’s statement that stocks in which Davis specializes – undervalued, large capitalization stocks with a relatively low-risk orientation and historically including exposure to financial sectors – have been out of favor in recent years, and that Davis’s approach might be expected to perform more favorably as the current economic recovery moderates. MassMutual discussed with the Committee the fact that Davis remains very popular with investors, and that the firm’s investment style has served it well over the long term. The Committee considered that the Fund’s expenses were in the third quartile, but noted that they were only a small amount (6 basis points) above the median of the Fund’s peer group.

The Committee discussed with MassMutual the Small Cap Growth Equity Fund, noting that the Fund had experienced fourth-quartile performance for the one-year period. MassMutual affirmed that it had high conviction in the Fund’s two subadvisers, Wellington Management Company, LLP and Waddell & Reed Investment Management Company, based on the long-term performance record of the Fund’s portfolio managers. The Committee considered MassMutual’s statement that the Fund had performed in the second quartile for the three-year period, and had experienced substantially improved performance in the first quarter of 2011. The Committee also considered MassMutual’s statement that although the Fund’s expenses are in the fourth quartile, the Fund’s excess returns over time have been driven by strong subadvisers which have demanded somewhat higher fees, reflected in the Fund’s management fee rate.

The Committee then considered that the Emerging Growth Fund had experienced third-quartile performance for the one-year period and fourth-quartile performance for the three-year period. MassMutual noted that Essex Investment Management Company, LLC had become the sole subadviser to the Fund during 2010 (it had been a co-subadviser prior to that time), and that the Fund’s performance had improved since that time. MassMutual noted, however, that it was considering making certain strategic changes with respect to the Fund. MassMutual noted that the Fund has a relatively high expense ratio due principally to the cost of a research-intensive small-cap manager.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each individual Fund, which included a sensitivity analysis of the expected level of profitability assuming increased Fund assets at specified levels. The discussions included consideration of the intangible benefits derived by MassMutual and its

66

Other Information (Unaudited) (Continued)

affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of each Fund and the subadvisory process; (ii) MassMutual’s levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interest of each Fund’s shareholders.

67

Other Information (Unaudited) (continued)

Fund Expenses June 30, 2011

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2011:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2011.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blue Chip Growth Fund
Initial Class	$1,000	0.80%	$1,065.70	$4.10	$1,020.80	$4.01
Service Class	1,000	1.05%	1,063.30	5.37	1,019.60	5.26
Emerging Growth Fund
Initial Class	1,000	1.25%	1,092.60	6.49	1,018.60	6.26
Service Class	1,000	1.50%	1,093.20	7.78	1,017.40	7.50
Equity Index Fund
Class I	1,000	0.44%	1,058.50	2.25	1,022.60	2.21
Class II	1,000	0.28%	1,059.00	1.43	1,023.40	1.40
Class III	1,000	0.14%	1,059.70	0.71	1,024.10	0.70
Service Class I	1,000	0.69%	1,057.10	3.52	1,021.40	3.46
Large Cap Value Fund
Initial Class	1,000	0.82%	1,026.00	4.12	1,020.70	4.11
Service Class	1,000	1.07%	1,025.20	5.37	1,019.50	5.36

68

Other Information (Unaudited) (continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
NASDAQ-100 Fund
Initial Class	$1,000	0.56%	$1,051.20	$2.85	$1,022.00	$2.81
Service Class	1,000	0.81%	1,047.90	4.11	1,020.80	4.06
Small Cap Growth Equity Fund
Initial Class	1,000	1.13%	1,087.60	5.85	1,019.20	5.66
Service Class	1,000	1.38%	1,086.40	7.14	1,018.00	6.90

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2011, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

69

MML Series Investment Fund
Semiannual Report

MML Aggressive Allocation Fund

MML Balanced Allocation Fund

MML Conservative Allocation Fund

MML Growth Allocation Fund

MML Moderate Allocation Fund

MML American Funds® Core Allocation Fund

MML American Funds® Growth Fund

MML American Funds® International Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2011

MassMutual
FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders

To Our Shareholders

Richard J. Byrne

“The financial markets don’t always do what seems most logical. That’s why trying to predict market behavior can be so unwise. Maintaining a long-term outlook despite short-term market gyrations is not always easy, especially in this world of real-time, full-time access to investment information. With 2011 half over, now may be an appropriate time to consult with your financial professional and review your overall retirement investing strategy – particularly your risk tolerance, time horizon, and anticipated spending needs – to make sure you are giving yourself the best opportunity to reach your financial goals.”

June 30, 2011

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2011. Domestic stock markets advanced for the first half of the year, despite losing significant ground in May and June when fresh concerns surfaced about the sustainability of the U.S. economic recovery and Greece’s fiscal woes once again took center stage. On the economic front, unemployment levels began to moderate in the first quarter, but climbed to a level of 9.1% in the second. The housing market continued to suffer from persistent weakness, and new home prices hit their lowest levels since mid-2000. Furthermore, numerous problems, including debt concerns in Europe, continued unrest in the Middle East, and the earthquake-triggered tragedies in Japan, caused significant investor anxiety – which prompted commodity prices (particularly oil and gold) to rise steadily in the first quarter, only to pull back somewhat in the second. Against this backdrop, the U.S. dollar lost significant traction against most other major world currencies except the Japanese yen.

Key events that defined the period

During the first six months of 2011, the U.S. government’s long-term fiscal situation garnered increasingly frequent headlines focused on the budget and the ongoing discussion over where to cut spending – and whether or not to raise taxes. Key areas of debate included Medicare, Medicaid, the 2010 Affordable Care Act, Social Security, defense spending, and farm subsidies. In the investment markets, many pundits believed that the Federal Reserve’s (the “Fed”) November 2010 decision to engage in another round of quantitative easing – known as QE2 – was the main driver of the equity markets in late 2010 and early 2011. However, as the second quarter came to a close, so did QE2.

On the international stage, ongoing unrest in Egypt and Libya contributed to continued volatility in oil prices. Commodity prices (including oil) declined somewhat starting in June, however, and drivers got some relief toward the end of the month when President Obama announced the release of millions of barrels of oil from the U.S. Strategic Petroleum Reserve, which helped drive gasoline prices lower. In Japan, the one-two-three punch of an earthquake, tsunami, and nuclear accident resulted in widespread loss of life and property destruction, which had a devastating impact on the Japanese economy – and reverberating effects (although to a much lesser degree) on numerous economies throughout the world.

During the last week of June, Greece implemented a €78 billion (euro) package of austerity measures, which qualified the struggling country to receive the next portion of bailout funds from the European Union and avoid the euro area’s first member default. Investors breathed a sigh of relief, and equity markets surged.

Domestic stock indexes turned in positive returns for the six months ended June 30, 2011. The Dow Jones Industrial AverageSM, a measure of blue-chip domestic stock performance, advanced the most, with its 7.23% return. Similarly, the S&P 500® Index, an indicator of large-cap stock performance, gained 6.02%, while the technology-focused NASDAQ Composite® Index returned 4.55%. The Russell 2000® Index, which tracks the progress of small-cap stocks, gained 6.21% for the six months. Finally, the MSCI® EAFE® Index, an indicator of foreign developed-market stocks, posted a 4.98% return. Fixed-income investments made a bit of progress during the period, but mainly trailed stocks, as the Barclays Capital U.S. Aggregate Bond Index advanced 2.72%.*

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund – President’s Letter to Shareholders (Continued)

Unemployment, housing, and gross domestic product

One of the most challenging economic issues of the past few years has been the high rate of unemployment in the U.S. Some reasons for optimism with respect to this key economic measure emerged during the six months, but problems remained. For example, in March, American companies added 216,000 jobs, more than the 190,000 that had been projected by a number of leading economists. Nevertheless, in June, it was reported that the U.S. unemployment rate had risen to 9.1% after the creation of only 54,000 jobs in May. The market had been expecting an easing of the unemployment rate to 8.9% and the creation of 160,000 jobs. Initial claims for unemployment benefits by U.S. workers remained above 400,000 throughout the month – a weekly figure below 400,000 is generally seen as an indicator that the economy is adding more jobs than it is losing.

Despite the challenges, there were some reasons for optimism as June came to a close. Indeed, the Fed kept its commitment to low interest rates for an extended period of time following its late June meeting, and Fed Chairman Ben Bernanke announced the end of QE2. Additionally, the release of first quarter 2011 gross domestic product (“GDP”) figures showed the economy still growing, although at a slower pace than during the fourth quarter of 2010.

Keeping it in perspective

Unsettling news on the economy, the end of QE2, and more problems from the euro zone present a challenging backdrop for stock prices. Yet, the S&P 500 Index closed the second quarter above 1,320, down less than 4% from its recent highs. The financial markets don’t always do what seems most logical. That’s why trying to predict market behavior can be so unwise. Maintaining a long-term outlook despite short-term market gyrations is not always easy, especially in this world of real-time, full-time access to investment information. With 2011 half over, now may be an appropriate time to consult with your financial professional and review your overall retirement investing strategy – particularly your risk tolerance, time horizon, and anticipated spending needs – to make sure you are giving yourself the best opportunity to reach your financial goals.

Thank you for your continued confidence in MassMutual. Our goal is to help you weather the short-term uncertainties in the financial markets today – so you can help yourself achieve a more secure financial future.

Sincerely,

Richard J. Byrne

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/11 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Series Investment Fund – Portfolio Summaries

What are the investment approaches of the Funds that constitute the MML Allocation Series (the “Series”), and who is the Series’ investment adviser?

The MML Allocation Series comprises five Funds – each of which has a “fund of funds” structure. The five Funds in the Series are MML Aggressive Allocation Fund, MML Balanced Allocation Fund, MML Conservative Allocation Fund, MML Growth Allocation Fund, and MML Moderate Allocation Fund.

Each Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. Each Fund invests in a combination of domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. Underlying Funds can include series of the MML Series Investment Fund, MML Series Investment Fund II, OppenheimerFunds, which are advised by OppenheimerFunds, Inc. (OFI), and non-affiliated funds. The Series’ investment adviser is Massachusetts Mutual Life Insurance Company (MassMutual).

Through their investment in Underlying Funds, the Funds may be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), including, but not limited to, equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers, fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high-yield” bonds), inflation-protected securities, bank loans, and short-term investments of any kind.

Each Fund’s assets are allocated to its Underlying Funds according to an asset allocation strategy, as follows:

•	MML Aggressive Allocation Fund: Approximately 90% in equity funds and 10% in fixed income funds, including money market funds.
•	MML Balanced Allocation Fund: Approximately 50% in equity funds and 50% in fixed income funds, including money market funds.
•	MML Conservative Allocation Fund: Approximately 40% in equity funds and 60% in fixed income funds, including money market funds.
•	MML Growth Allocation Fund: Approximately 75% in equity funds and 25% in fixed income funds, including money market funds.
•	MML Moderate Allocation Fund: Approximately 60% in equity funds and 40% in fixed income funds, including money market funds.

3

MML Series Investment Fund – Portfolio Summaries (Continued)

MML Aggressive Allocation Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	90.0%
Fixed Income Funds	10.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Balanced Allocation Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	50.1%
Fixed Income Funds	50.0%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Conservative Allocation Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	39.4%
Fixed Income Funds	60.7%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Growth Allocation Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	74.8%
Fixed Income Funds	25.3%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

MML Moderate Allocation Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	59.0%
Fixed Income Funds	41.1%

Total Long-Term Investments	100.1%
Other Assets & Liabilities	(0.1)%

Net Assets	100.0%

4

MML Series Investment Fund – Portfolio Summaries

What is the investment approach of MML American Funds® Core Allocation Fund, and who is the Fund’s investment adviser?

The Fund seeks as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. The Fund is a “fund of funds” and seeks to achieve its investment objective by principally investing in a combination of series of the American Funds Insurance Series® (the “Underlying Funds”), managed by Capital Research and Management Company (Capital Research), using a flexible asset allocation approach. As of the date of this report, it is expected that the Underlying Funds will include Class 1 shares of the American Funds Insurance Series – Bond Fund, the American Funds Insurance Series – Blue Chip Income and Growth Fund, the American Funds Insurance Series – Growth-Income Fund and the American Funds Insurance Series – International Fund. The Fund’s investment adviser allocates the Fund’s assets among a variety of different asset classes through investing in Underlying Funds in response to changing market, economic and investment conditions. The Fund’s adviser invests the Fund’s assets in a combination of domestic and international Underlying Funds. The Fund’s investment adviser is Massachusetts Mutual Life Insurance Company (MassMutual).

MML American Funds Core Allocation Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	64.7%
Fixed Income Funds	35.4%

Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

5

MML Series Investment Fund – Portfolio Summaries

What is the investment approach of MML American Funds® Growth Fund, and who is the Fund’s investment adviser?

The Fund seeks to provide investors with long-term capital growth through a “master feeder” relationship. (See page 34 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – Growth Fund (the “Master Growth Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company, managed by Capital Research and Management Company (Capital Research) with substantially the same investment objective. The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. The Fund’s investment adviser is Massachusetts Mutual Life Insurance Company (MassMutual).

MML American Funds Growth Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

6

MML Series Investment Fund – Portfolio Summaries

What is the investment approach of MML American Funds® International Fund, and who is the Fund’s investment adviser?

The Fund seeks long-term capital growth of assets through a “master-feeder” relationship. (See page 34 of this report for information about the “master feeder” relationship.) The Fund invests all of its assets in Class 1 shares of the American Funds Insurance Series – International Fund (the “Master International Fund”), a series of the American Funds Insurance Series®, a registered open-end investment company managed by Capital Research and Management Company (Capital Research) with substantially the same investment objective. The Master International Fund invests primarily in common stocks of companies located outside the United States that Capital Research believes have the potential for growth. The Master International Fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries. The Fund’s investment adviser is Massachusetts Mutual Life Insurance Company (MassMutual).

MML American Funds International Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equity Funds	100.1%

Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

7

MML Aggressive Allocation Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	700,532	$8,413,390
MML Concentrated Growth Fund, Class I (a)	282,471	2,112,880
MML Equity Fund, Initial Class (a)	243,281	5,051,624
MML Equity Income Fund, Initial Class (a)	722,328	7,143,823
MML Foreign Fund, Initial Class (a)	296,433	2,919,861
MML Fundamental Value Fund, Class II (a)	548,467	6,345,759
MML Global Fund, Class I (a)	328,825	3,002,168
MML High Yield Fund, Class II (a)	51,976	545,747
MML Inflation-Protected and Income Fund, Initial Class (a)	133,611	1,496,438
MML Large Cap Growth Fund, Initial Class (a)	350,948	3,821,828
MML Managed Bond Fund, Initial Class (a)	114,932	1,474,275
MML Mid Cap Growth Fund, Initial Class (a) (b)	388,410	5,099,828
MML Mid Cap Value Fund, Initial Class (a)	396,822	4,313,451
MML PIMCO Total Return Fund, Class II (a)	143,670	1,452,500
MML Short-Duration Bond Fund, Class II (a)	142,725	1,455,790
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	151,664	2,920,038
MML Small Company Value Fund, Class II (a)	196,756	3,592,769
MML Small/Mid Cap Equity Fund, Initial Class (a)	74,102	741,275
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	58,752	2,491,652
Oppenheimer Global Securities Fund, Non-Service Shares (a)	68,207	2,196,262
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	163,769	915,470
Oppenheimer International Growth Fund, Non-Service Shares (a)	2,638,515	5,277,030

		72,783,858

TOTAL MUTUAL FUNDS (Cost $58,331,140)		72,783,858

TOTAL LONG-TERM INVESTMENTS (Cost $58,331,140)		72,783,858

Value

TOTAL INVESTMENTS — 100.1% (Cost $58,331,140) (c)	$72,783,858

Other Assets/(Liabilities) — (0.1)%	(49,004)

NET ASSETS — 100.0%	$72,734,854

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Balanced Allocation Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	2,249,243	$27,013,411
MML Concentrated Growth Fund, Class I (a)	639,388	4,782,623
MML Equity Fund, Initial Class (a)	719,319	14,936,387
MML Equity Income Fund, Initial Class (a)	2,453,882	24,268,894
MML Foreign Fund, Initial Class (a)	773,559	7,619,559
MML Fundamental Value Fund, Class II (a)	1,612,920	18,661,486
MML Global Fund, Class I (a)	829,375	7,572,198
MML High Yield Fund, Class II (a)	950,960	9,985,075
MML Inflation-Protected and Income Fund, Initial Class (a)	1,496,036	16,755,601
MML Large Cap Growth Fund, Initial Class (a)	1,062,557	11,571,245
MML Managed Bond Fund, Initial Class (a)	5,546,659	71,149,302
MML Mid Cap Growth Fund, Initial Class (a) (b)	941,676	12,364,207
MML Mid Cap Value Fund, Initial Class (a)	1,063,023	11,555,063
MML Money Market Fund, Initial Class (a)	50,684	50,636
MML PIMCO Total Return Fund, Class II (a)	3,231,649	32,671,968
MML Short-Duration Bond Fund, Class II (a)	3,259,584	33,247,759
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	396,758	7,638,910
MML Small Company Value Fund, Class II (a)	427,437	7,804,995
MML Small/Mid Cap Equity Fund, Initial Class (a)	363,959	3,640,853
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	163,667	6,941,122
Oppenheimer Global Securities Fund, Non-Service Shares (a)	339,669	10,937,341
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	4,313,590	24,112,970
Oppenheimer International Growth Fund, Non-Service Shares (a)	5,515,610	11,031,220

		376,312,825

TOTAL MUTUAL FUNDS (Cost $321,338,210)		376,312,825

Value

TOTAL LONG-TERM INVESTMENTS (Cost $321,338,210)	$376,312,825

TOTAL INVESTMENTS — 100.1% (Cost $321,338,210) (c)	376,312,825

Other Assets/(Liabilities) — (0.1)%	(237,982)

NET ASSETS — 100.0%	$376,074,843

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Conservative Allocation Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	1,423,605	$17,097,491
MML Concentrated Growth Fund, Class I (a)	381,370	2,852,650
MML Equity Fund, Initial Class (a)	397,288	8,249,529
MML Equity Income Fund, Initial Class (a)	1,489,437	14,730,528
MML Foreign Fund, Initial Class (a)	615,134	6,059,073
MML Fundamental Value Fund, Class II (a)	1,382,432	15,994,740
MML Global Fund, Class I (a)	692,903	6,326,208
MML High Yield Fund, Class II (a)	887,284	9,316,487
MML Inflation-Protected and Income Fund, Initial Class (a)	1,517,058	16,991,048
MML Large Cap Growth Fund, Initial Class (a)	785,221	8,551,056
MML Managed Bond Fund, Initial Class (a)	5,624,952	72,153,599
MML Mid Cap Growth Fund, Initial Class (a) (b)	484,561	6,362,281
MML Mid Cap Value Fund, Initial Class (a)	881,800	9,585,162
MML Money Market Fund, Initial Class (a)	67,158	67,095
MML PIMCO Total Return Fund, Class II (a)	3,603,807	36,434,492
MML Short-Duration Bond Fund, Class II (a)	3,044,210	31,050,946
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	128,670	2,477,332
MML Small Company Value Fund, Class II (a)	327,951	5,988,379
MML Small/Mid Cap Equity Fund, Initial Class (a)	244,897	2,449,814
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	88,807	3,766,300
Oppenheimer Global Securities Fund, Non-Service Shares (a)	183,726	5,915,970
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	4,225,202	23,618,879
Oppenheimer International Growth Fund, Non-Service Shares (a)	3,293,864	6,587,728

		312,626,787

TOTAL MUTUAL FUNDS (Cost $284,820,817)		312,626,787

TOTAL LONG-TERM INVESTMENTS (Cost $284,820,817)		312,626,787

Value

TOTAL INVESTMENTS — 100.1% (Cost $284,820,817) (c)	$312,626,787

Other Assets/(Liabilities) — (0.1)%	(200,858)

NET ASSETS — 100.0%	$312,425,929

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MML Growth Allocation Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	11,804,899	$141,776,833
MML Concentrated Growth Fund, Class I (a)	4,487,638	33,567,529
MML Equity Fund, Initial Class (a)	4,148,353	86,138,914
MML Equity Income Fund, Initial Class (a)	13,124,998	129,806,235
MML Foreign Fund, Initial Class (a)	4,161,182	40,987,641
MML Fundamental Value Fund, Class II (a)	5,738,412	66,393,423
MML Global Fund, Class I (a)	4,507,348	41,152,087
MML High Yield Fund, Class II (a)	2,269,982	23,834,814
MML Inflation-Protected and Income Fund, Initial Class (a)	2,969,001	33,252,808
MML Large Cap Growth Fund, Initial Class (a)	5,884,241	64,079,385
MML Managed Bond Fund, Initial Class (a)	9,312,670	119,457,477
MML Mid Cap Growth Fund, Initial Class (a) (b)	5,321,374	69,869,636
MML Mid Cap Value Fund, Initial Class (a)	6,443,207	70,037,656
MML Money Market Fund, Initial Class (a)	158,873	158,722
MML PIMCO Total Return Fund, Class II (a)	5,524,274	55,850,406
MML Short-Duration Bond Fund, Class II (a)	7,168,027	73,113,876
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	2,094,374	40,323,669
MML Small Company Value Fund, Class II (a)	3,129,443	57,143,621
MML Small/Mid Cap Equity Fund, Initial Class (a)	1,357,434	13,579,036
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	941,103	39,912,159
Oppenheimer Global Securities Fund, Non-Service Shares (a)	1,246,224	40,128,410
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	6,803,959	38,034,133
Oppenheimer International Growth Fund, Non-Service Shares (a)	40,983,550	81,967,100

		1,360,565,570

Value

TOTAL MUTUAL FUNDS (Cost $1,061,979,810)	$1,360,565,570

TOTAL LONG-TERM INVESTMENTS (Cost $1,061,979,810)	1,360,565,570

TOTAL INVESTMENTS — 100.1% (Cost $1,061,979,810) (c)	1,360,565,570

Other Assets/(Liabilities) — (0.1)%	(785,608)

NET ASSETS — 100.0%	$1,359,779,962

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML Moderate Allocation Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MML Blue Chip Growth Fund, Initial Class (a)	8,023,009	$96,356,335
MML Concentrated Growth Fund, Class I (a)	2,607,864	19,506,825
MML Equity Fund, Initial Class (a)	3,039,010	63,103,849
MML Equity Income Fund, Initial Class (a)	8,574,308	84,799,910
MML Foreign Fund, Initial Class (a)	3,489,134	34,367,972
MML Fundamental Value Fund, Class II (a)	4,572,319	52,901,727
MML Global Fund, Class I (a)	2,567,260	23,439,081
MML High Yield Fund, Class II (a)	2,385,837	25,051,289
MML Inflation-Protected and Income Fund, Initial Class (a)	4,041,601	45,265,930
MML Large Cap Growth Fund, Initial Class (a)	3,888,193	42,342,419
MML Managed Bond Fund, Initial Class (a)	12,687,064	162,742,231
MML Mid Cap Growth Fund, Initial Class (a) (b)	3,726,127	48,924,047
MML Mid Cap Value Fund, Initial Class (a)	3,131,004	34,034,009
MML Money Market Fund, Initial Class (a)	137,401	137,270
MML PIMCO Total Return Fund, Class II (a)	8,799,705	88,965,018
MML Short-Duration Bond Fund, Class II (a)	8,700,042	88,740,430
MML Small Cap Growth Equity Fund, Initial Class (a) (b)	1,115,199	21,471,282
MML Small Company Value Fund, Class II (a)	1,924,190	35,135,715
MML Small/Mid Cap Equity Fund, Initial Class (a)	1,116,705	11,170,914
Oppenheimer Capital Appreciation Fund, Non-Service Shares (a)	541,912	22,982,509
Oppenheimer Global Securities Fund, Non-Service Shares (a)	1,011,776	32,579,192
Oppenheimer Global Strategic Income Fund, Non-Service Shares (a)	9,680,004	54,111,221
Oppenheimer International Growth Fund, Non-Service Shares (a)	22,057,371	44,114,743

		1,132,243,918

Value

TOTAL MUTUAL FUNDS (Cost $943,640,489)	$1,132,243,918

TOTAL LONG-TERM INVESTMENTS (Cost $943,640,489)	1,132,243,918

TOTAL INVESTMENTS — 100.1% (Cost $943,640,489) (c)	1,132,243,918

Other Assets/(Liabilities) — (0.1)%	(673,443)

NET ASSETS — 100.0%	$1,131,570,475

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

12

MML American Funds Core Allocation Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Diversified Financial — 100.1%
American Funds Blue Chip Income and Growth Fund, Class 1	9,018,956	$86,311,413
American Funds Bond Fund, Class 1	11,343,626	123,645,525
American Funds Growth-Income Fund, Class 1	2,905,262	104,415,106
American Funds International Fund, Class 1	1,870,337	35,181,030

		349,553,074

TOTAL MUTUAL FUNDS (Cost $286,678,336)		349,553,074

TOTAL LONG-TERM INVESTMENTS (Cost $286,678,336)		349,553,074

TOTAL INVESTMENTS — 100.1% (Cost $286,678,336) (a)		349,553,074

Other Assets/(Liabilities) — (0.1)%		(426,504)

NET ASSETS — 100.0%		$349,126,570

Notes to Portfolio of Investments

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MML American Funds Growth Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds Growth Fund, Class 1	803,946	$46,572,594

TOTAL MUTUAL FUNDS (Cost $35,023,842)		46,572,594

TOTAL LONG-TERM INVESTMENTS (Cost $35,023,842)		46,572,594

TOTAL INVESTMENTS — 100.1% (Cost $35,023,842) (a)		46,572,594

Other Assets/(Liabilities) — (0.1)%		(60,803)

NET ASSETS — 100.0%		$46,511,791

Notes to Portfolio of Investments

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MML American Funds International Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
American Funds International Fund, Class 1	1,845,586	$34,715,471

TOTAL MUTUAL FUNDS (Cost $27,381,053)		34,715,471

TOTAL INVESTMENTS — 100.1% (Cost $27,381,053) (a)		34,715,471

Other Assets/(Liabilities) — (0.1)%		(50,376)

NET ASSETS — 100.0%		$34,665,095

Notes to Portfolio of Investments

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MML Aggressive Allocation Fund	MML Balanced Allocation Fund
Assets:
Investments, at value – unaffiliated issuers (Note 2) (a)	$-	$-
Investments, at value – affiliated issuers (Note 7) (b)	72,783,858	376,312,825

Total investments	72,783,858	376,312,825

Receivables from:
Investments sold	-	162,735
Investment adviser (Note 3)	-	-
Fund shares sold	72,226	4,724

Total assets	72,856,084	376,480,284

Liabilities:
Payables for:
Investments purchased	66,607	803
Fund shares repurchased	5,304	165,024
Trustees’ fees and expenses (Note 3)	5,540	29,440
Affiliates (Note 3):
Investment management fees	5,748	30,348
Administration fees	-	-
Service fees	16,469	147,398
Accrued expense and other liabilities	21,562	32,428

Total liabilities	121,230	405,441

Net assets	$72,734,854	$376,074,843

Net assets consist of:
Paid-in capital	$60,532,702	$301,548,347
Undistributed (accumulated) net investment income (loss)	786,552	10,438,921
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,037,118)	9,112,960
Net unrealized appreciation (depreciation) on investments and foreign currency translations	14,452,718	54,974,615

Net assets	$72,734,854	$376,074,843

(a) Cost of investments – unaffiliated issuers:	$-	$-
(b) Cost of investments – affiliated issuers:	$58,331,140	$321,338,210

The accompanying notes are an integral part of the financial statements.

16

MML Conservative Allocation Fund	MML Growth Allocation Fund	MML Moderate Allocation Fund	MML American Funds Core Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund

$-	$-	$-	$349,553,074	$46,572,594	$34,715,471
312,626,787	1,360,565,570	1,132,243,918	-	-	-

312,626,787	1,360,565,570	1,132,243,918	349,553,074	46,572,594	34,715,471

1,997	495,062	119,431	-	-	46,533
-	-	-	-	2,728	2,767
504,647	102,814	497,793	59,934	191,854	14,345

313,133,431	1,361,163,446	1,132,861,142	349,613,008	46,767,176	34,779,116

499,987	23,647	285,470	56,140	191,415	-
5,339	568,190	326,848	2,285	244	60,726
23,534	110,638	81,752	23,510	2,411	2,167

25,017	109,923	91,341	56,159	5,423	4,180
-	-	-	70,200	9,039	6,967
123,066	502,485	448,227	213,528	27,608	21,414
30,559	68,601	57,029	64,616	19,245	18,567

707,502	1,383,484	1,290,667	486,438	255,385	114,021

$312,425,929	$1,359,779,962	$1,131,570,475	$349,126,570	$46,511,791	$34,665,095

$248,728,968	$1,060,580,087	$915,445,009	$275,163,844	$33,854,985	$26,001,621
10,143,189	24,645,570	25,033,272	5,135,873	117,486	432,902
25,747,802	(24,031,455)	2,488,765	5,952,115	990,568	896,154
27,805,970	298,585,760	188,603,429	62,874,738	11,548,752	7,334,418

$312,425,929	$1,359,779,962	$1,131,570,475	$349,126,570	$46,511,791	$34,665,095

$-	$-	$-	$286,678,336	$35,023,842	$27,381,053
$284,820,817	$1,061,979,810	$943,640,489	$-	$-	$-

17

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MML Aggressive Allocation Fund	MML Balanced Allocation Fund
Initial Class shares:
Net assets	$45,378,864	$134,442,356

Shares outstanding (a)	4,570,161	12,427,061

Net asset value, offering price and redemption price per share	$9.93	$10.82

Service Class shares:
Net assets	$27,355,990	$241,632,487

Shares outstanding (a)	2,772,127	22,444,033

Net asset value, offering price and redemption price per share	$9.87	$10.77

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

18

MML Conservative Allocation Fund	MML Growth Allocation Fund	MML Moderate Allocation Fund	MML American Funds Core Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund

$107,350,179	$556,267,797	$392,004,130	$-	$-	$-

9,516,572	54,214,226	36,783,097	-	-	-

$11.28	$10.26	$10.66	$-	$-	$-

$205,075,750	$803,512,165	$739,566,345	$-	$-	$-

18,285,928	78,701,644	69,765,361	-	-	-

$11.21	$10.21	$10.60	$-	$-	$-

$-	$-	$-	$349,126,570	$46,511,791	$34,665,095

-	-	-	33,073,318	4,262,050	3,256,628

$-	$-	$-	$10.56	$10.91	$10.64

19

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	MML Aggressive Allocation Fund	MML Balanced Allocation Fund
Investment income (Note 2):
Dividends – unaffiliated issuers	$-	$-
Dividends – affiliated issuers (Note 7)	154,793	2,084,706

Total investment income	154,793	2,084,706

Expenses (Note 3):
Investment management fees	34,504	180,672
Custody fees	6,333	5,844
Audit fees	14,547	14,605
Legal fees	384	2,111
Proxy fees	449	449
Shareholder reporting fees	2,231	6,871
Trustees’ fees	2,799	15,406

	61,247	225,958
Administration fees:
Service Class I	-	-
Service fees:
Service Class	31,560	286,929
Service Class I	-	-

Total expenses	92,807	512,887
Expenses waived (Note 3):
Service Class I fees waived by adviser	-	-

Net expenses	92,807	512,887

Net investment income (loss)	61,986	1,571,819

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions – unaffiliated issuers	-	-
Investment transactions – affiliated issuers (Note 7)	1,030,983	4,857,634
Realized gain distributions – affiliated issuers (Note 7)	52,345	1,858,663

Net realized gain (loss)	1,083,328	6,716,297

Net change in unrealized appreciation (depreciation) on:
Investment transactions – unaffiliated issuers	-	-
Investment transactions – affiliated issuers	2,542,428	7,754,758

Net change in unrealized appreciation (depreciation)	2,542,428	7,754,758

Net realized gain (loss) and change in unrealized appreciation (depreciation)	3,625,756	14,471,055

Net increase (decrease) in net assets resulting from operations	$3,687,742	$16,042,874

The accompanying notes are an integral part of the financial statements.

20

MML Conservative Allocation Fund	MML Growth Allocation Fund	MML Moderate Allocation Fund	MML American Funds Core Allocation Fund	MML American Funds Growth Fund	MML American Funds International Fund

$-	$-	$-	$1,319,480	$146,826	$104,699
1,932,850	4,693,540	5,180,447	-	-	-

1,932,850	4,693,540	5,180,447	1,319,480	146,826	104,699

147,305	669,014	535,892	334,484	31,640	24,761
5,999	5,844	5,860	2,932	505	512
14,593	14,796	14,737	14,598	14,540	14,539
1,784	7,815	6,095	24,703	3,315	2,618
449	449	449	449	449	450
6,030	22,343	17,726	19,390	3,385	2,953
13,077	57,045	44,450	14,257	1,698	1,344

189,237	777,306	625,209	410,813	55,532	47,177

-	-	-	418,105	52,734	41,267

241,045	984,702	855,480	-	-	-
-	-	-	418,105	52,734	41,267

430,282	1,762,008	1,480,689	1,247,023	161,000	129,711

-	-	-	-	(13,345)	(14,162)

430,282	1,762,008	1,480,689	1,247,023	147,655	115,549

1,502,568	2,931,532	3,699,758	72,457	(829)	(10,850)

-	-	-	5,322,541	253,839	367,661
9,664,149	9,270,414	6,725,845	-	-	-
1,857,132	3,238,020	4,312,895	-	-	-

11,521,281	12,508,434	11,038,740	5,322,541	253,839	367,661

-	-	-	5,690,076	2,004,926	985,037
(747,858)	51,893,765	34,607,993	-	-	-

(747,858)	51,893,765	34,607,993	5,690,076	2,004,926	985,037

10,773,423	64,402,199	45,646,733	11,012,617	2,258,765	1,352,698

$12,275,991	$67,333,731	$49,346,491	$11,085,074	$2,257,936	$1,341,848

21

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Aggressive Allocation Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$61,986	$526,420
Net realized gain (loss) on investment transactions	1,083,328	1,734,727
Net change in unrealized appreciation (depreciation) on investments	2,542,428	5,932,252

Net increase (decrease) in net assets resulting from operations	3,687,742	8,193,399

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(387,367)
Service Class	-	(182,480)

Total distributions from net investment income	-	(569,847)

Net fund share transactions (Note 5):
Initial Class	1,203,100	2,805,957
Service Class	3,387,365	5,030,076

Increase (decrease) in net assets from fund share transactions	4,590,465	7,836,033

Total increase (decrease) in net assets	8,278,207	15,459,585
Net assets
Beginning of period	64,456,647	48,997,062

End of period	$72,734,854	$64,456,647

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$786,552	$724,566

The accompanying notes are an integral part of the financial statements.

22

MML Balanced Allocation Fund		MML Conservative Allocation Fund		MML Growth Allocation Fund
Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

$1,571,819	$7,865,382	$1,502,568	$7,727,958	$2,931,532	$17,610,017
6,716,297	18,074,447	11,521,281	17,749,157	12,508,434	51,513,187
7,754,758	11,762,013	(747,858)	4,787,264	51,893,765	90,642,751

16,042,874	37,701,842	12,275,991	30,264,379	67,333,731	159,765,955

-	(1,767,853)	-	(1,404,894)	-	(5,749,187)
-	(2,405,318)	-	(2,292,849)	-	(6,722,526)

-	(4,173,171)	-	(3,697,743)	-	(12,471,713)

(1,698,391)	(4,294,838)	1,561,357	8,104,290	(10,334,645)	4,415,589
12,427,200	37,830,043	640,675	35,919,045	9,317,075	112,068,154

10,728,809	33,535,205	2,202,032	44,023,335	(1,017,570)	116,483,743

26,771,683	67,063,876	14,478,023	70,589,971	66,316,161	263,777,985

349,303,160	282,239,284	297,947,906	227,357,935	1,293,463,801	1,029,685,816

$376,074,843	$349,303,160	$312,425,929	$297,947,906	$1,359,779,962	$1,293,463,801

$10,438,921	$8,867,102	$10,143,189	$8,640,621	$24,645,570	$21,714,038

23

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Moderate Allocation Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,699,758	$18,255,087
Net realized gain (loss) on investment transactions	11,038,740	38,016,932
Net change in unrealized appreciation (depreciation) on investments	34,607,993	54,418,518

Net increase (decrease) in net assets resulting from operations	49,346,491	110,690,537

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(4,728,753)
Service Class	-	(6,181,945)
Service Class I	-	-

Total distributions from net investment income	-	(10,910,698)

From net realized gains:
Service Class I	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Initial Class	(8,462,512)	9,837,225
Service Class	86,042,618	160,190,490
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	77,580,106	170,027,715

Total increase (decrease) in net assets	126,926,597	269,807,554
Net assets
Beginning of period	1,004,643,878	734,836,324

End of period	$1,131,570,475	$1,004,643,878

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$25,033,272	$21,333,514

The accompanying notes are an integral part of the financial statements.

24

MML American Funds Core Allocation Fund		MML American Funds Growth Fund		MML American Funds International Fund
Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

$72,457	$5,070,306	$(829)	$118,932	$(10,850)	$444,366
5,322,541	1,255,534	253,839	897,169	367,661	654,261
5,690,076	19,550,727	2,004,926	4,417,905	985,037	1,113,355

11,085,074	25,876,567	2,257,936	5,434,006	1,341,848	2,211,982

-	-	-	-	-	-
-	-	-	-	-	-
-	(3,737,015)	-	(56,747)	-	(211,760)

-	(3,737,015)	-	(56,747)	-	(211,760)

-	(2,035,695)	-	(148,992)	-	(361,073)

-	(2,035,695)	-	(148,992)	-	(361,073)

-	-	-	-	-	-
-	-	-	-	-	-
12,704,266	74,225,408	6,493,271	10,401,961	1,986,295	8,390,278

12,704,266	74,225,408	6,493,271	10,401,961	1,986,295	8,390,278

23,789,340	94,329,265	8,751,207	15,630,228	3,328,143	10,029,427

325,337,230	231,007,965	37,760,584	22,130,356	31,336,952	21,307,525

$349,126,570	$325,337,230	$46,511,791	$37,760,584	$34,665,095	$31,336,952

$5,135,873	$5,063,416	$117,486	$118,315	$432,902	$443,752

25

MML Series Investment Fund – Financial Highlights

(For a share outstanding throughout each period)

MML Aggressive Allocation Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Period Ended 12/31/07 ++
Net asset value, beginning of period	$9.40		$8.20	$6.15	$9.99		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.09	0.09	0.04		0.06
Net realized and unrealized gain (loss) on investments	0.52		1.21	2.00	(3.88)		0.16

Total income (loss) from investment operations	0.53		1.30	2.09	(3.84)		0.22

Less distributions to shareholders:
From net investment income	-		(0.10)	(0.02)	-		(0.23)
From net realized gains	-		-	(0.02)	(0.00	) †	-

Total distributions	-		(0.10)	(0.04)	(0.00	) †	(0.23)

Net asset value, end of period	$9.93		$9.40	$8.20	$6.15		$9.99

Total Return ^^	5.64%	**	16.05%	34.04%	(38.43%	)	2.15%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$45,379		$41,787	$33,931	$24,477		$153
Ratio of expenses to average daily net assets: !
Before expense waiver	0.18%	*	0.21%	0.24%	0.40%		61.22%	*
After expense waiver	N/A		0.20% #	0.20% #	0.20%	#	0.20%	*#
Net investment income (loss) to average daily net assets	0.27%	*	1.08%	1.34%	0.46%		1.85%	*
Portfolio turnover rate !!	12%	**	42%	38%	18%		0%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$9.35		$8.16	$6.14	$8.98

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.07	0.08	(0.01)
Net realized and unrealized gain (loss) on investments	0.52		1.20	1.98	(2.83)

Total income (loss) from investment operations	0.52		1.27	2.06	(2.84)

Less distributions to shareholders:
From net investment income	-		(0.08)	(0.02)	-
From net realized gains	-		-	(0.02)	(0.00	) †

Total distributions	-		(0.08)	(0.04)	(0.00	) †

Net asset value, end of period	$9.87		$9.35	$8.16	$6.14

Total Return ^^	5.56%	**	15.83%	33.60%	(31.62%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$27,356		$22,669	$15,066	$3,953
Ratio of expenses to average daily net assets: !
Before expense waiver	0.43%	*	0.46%	0.49%	0.63%	*
After expense waiver	N/A		0.45% #	0.45% #	0.45%	*#
Net investment income (loss) to average daily net assets	0.02%	*	0.86%	1.11%	(0.27%	) *
Portfolio turnover rate !!	12%	**	42%	38%	18%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
++	For the period August 31, 2007 (commencement of operations) through December 31, 2007.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
!	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
!!	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

26

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Balanced Allocation Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Period Ended 12/31/07 ++
Net asset value, beginning of period	$10.34		$9.31	$7.59	$10.08		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.26	0.15	0.21		0.11
Net realized and unrealized gain (loss) on investments	0.43		0.91	1.63	(2.70)		0.19

Total income (loss) from investment operations	0.48		1.17	1.78	(2.49)		0.30

Less distributions to shareholders:
From net investment income	-		(0.14)	(0.05)	-		(0.22)
From net realized gains	-		-	(0.01)	(0.00	) †	-

Total distributions	-		(0.14)	(0.06)	(0.00	) †	(0.22)

Net asset value, end of period	$10.82		$10.34	$9.31	$7.59		$10.08

Total Return ^^	4.64%	**	12.73%	23.50%	(24.70%	)	2.96%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$134,442		$130,142	$120,940	$88,583		$154
Ratio of expenses to average daily net assets: !
Before expense waiver	0.13%	*	0.13%	0.14%	0.20%		61.68%	*
After expense waiver	N/A		N/A	N/A	0.20%	##	0.20%	*#
Net investment income (loss) to average daily net assets	1.03%	*	2.71%	1.83%	2.43%		3.23%	*
Portfolio turnover rate !!	5%	**	39%	42%	21%		0%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$10.30		$9.28	$7.59	$9.60

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.24	0.14	0.02
Net realized and unrealized gain (loss) on investments	0.43		0.91	1.61	(2.03)

Total income (loss) from investment operations	0.47		1.15	1.75	(2.01)

Less distributions to shareholders:
From net investment income	-		(0.13)	(0.05)	-
From net realized gains	-		-	(0.01)	(0.00	) †

Total distributions	-		(0.13)	(0.06)	(0.00	) †

Net asset value, end of period	$10.77		$10.30	$9.28	$7.59

Total Return ^^	4.56%	**	12.49%	23.09%	(20.94%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$241,632		$219,161	$161,300	$49,286
Ratio of expenses to average daily net assets: !
Before expense waiver	0.38%	*	0.38%	0.39%	0.47%	*
After expense waiver	N/A		N/A	N/A	0.45%	*#
Net investment income (loss) to average daily net assets	0.78%	*	2.46%	1.65%	0.87%	*
Portfolio turnover rate !!	5%	**	39%	42%	21%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
++	For the period August 31, 2007 (commencement of operations) through December 31, 2007.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
!	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
!!	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

27

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Conservative Allocation Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Period Ended 12/31/07 ++
Net asset value, beginning of period	$10.82		$9.81	$8.15	$10.11		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.32	0.19	0.28		0.13
Net realized and unrealized gain (loss) on investments	0.39		0.84	1.53	(2.24)		0.18

Total income (loss) from investment operations	0.46		1.16	1.72	(1.96)		0.31

Less distributions to shareholders:
From net investment income	-		(0.15)	(0.05)	(0.00	) †	(0.20)
From net realized gains	-		-	(0.01)	(0.00	) †	-

Total distributions	-		(0.15)	(0.06)	(0.00	) †	(0.20)

Net asset value, end of period	$11.28		$10.82	$9.81	$8.15		$10.11

Total Return ^^	4.25%	**	11.91%	21.15%	(19.38%	)	3.09%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$107,350		$101,461	$83,810	$52,819		$155
Ratio of expenses to average daily net assets: !
Before expense waiver	0.13%	*	0.13%	0.15%	0.27%		61.88%	*
After expense waiver	N/A		N/A	N/A	0.20%	#	0.20%	*#
Net investment income (loss) to average daily net assets	1.19%	*	3.12%	2.11%	3.06%		3.81%	*
Portfolio turnover rate !!	13%	**	44%	47%	37%		0%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$10.77		$9.78	$8.14	$9.79

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.29	0.18	0.05
Net realized and unrealized gain (loss) on investments	0.39		0.83	1.52	(1.70)

Total income (loss) from investment operations	0.44		1.12	1.70	(1.65)

Less distributions to shareholders:
From net investment income	-		(0.13)	(0.05)	(0.00	) †
From net realized gains	-		-	(0.01)	(0.00	) †

Total distributions	-		(0.13)	(0.06)	(0.00	) †

Net asset value, end of period	$11.21		$10.77	$9.78	$8.14

Total Return ^^	4.09%	**	11.59%	20.91%	(16.85%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$205,076		$196,487	$143,548	$38,451
Ratio of expenses to average daily net assets: !
Before expense waiver	0.38%	*	0.38%	0.40%	0.49%	*
After expense waiver	N/A		N/A	N/A	0.45%	*#
Net investment income (loss) to average daily net assets	0.93%	*	2.87%	1.96%	1.62%	*
Portfolio turnover rate !!	13%	**	44%	47%	37%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
++	For the period August 31, 2007 (commencement of operations) through December 31, 2007.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
!	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
!!	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

28

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Growth Allocation Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Period Ended 12/31/07 ++
Net asset value, beginning of period	$9.75		$8.59	$6.66	$10.02		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.15	0.12	0.10		0.08
Net realized and unrealized gain (loss) on investments	0.48		1.11	1.85	(3.46)		0.17

Total income (loss) from investment operations	0.51		1.26	1.97	(3.36)		0.25

Less distributions to shareholders:
From net investment income	-		(0.10)	(0.03)	-		(0.23)
From net realized gains	-		-	(0.01)	(0.00	) †	-

Total distributions	-		(0.10)	(0.04)	(0.00	) †	(0.23)

Net asset value, end of period	$10.26		$9.75	$8.59	$6.66		$10.02

Total Return ^^	5.23%	**	14.92%	29.61%	(33.53%	)	2.45%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$556,268		$538,363	$470,601	$354,595		$154
Ratio of expenses to average daily net assets: !
Before expense waiver	0.12%	*	0.12%	0.12%	0.13%		61.40%	*
After expense waiver	N/A		N/A	N/A	N/A		0.20%	*#
Net investment income (loss) to average daily net assets	0.58%	*	1.68%	1.57%	1.24%		2.44%	*
Portfolio turnover rate !!	3%	**	32%	40%	14%		0%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$9.71		$8.57	$6.66	$9.20

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.13	0.10	0.01
Net realized and unrealized gain (loss) on investments	0.48		1.10	1.85	(2.55)

Total income (loss) from investment operations	0.50		1.23	1.95	(2.54)

Less distributions to shareholders:
From net investment income	-		(0.09)	(0.03)	-
From net realized gains	-		-	(0.01)	(0.00	) †

Total distributions	-		(0.09)	(0.04)	(0.00	) †

Net asset value, end of period	$10.21		$9.71	$8.57	$6.66

Total Return ^^	5.15%	**	14.54%	29.29%	(27.61%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$803,512		$755,101	$559,084	$184,401
Ratio of expenses to average daily net assets !	0.37%	*	0.37%	0.37%	0.39%	*
Net investment income (loss) to average daily net assets	0.34%	*	1.45%	1.34%	0.24%	*
Portfolio turnover rate !!	3%	**	32%	40%	14%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
++	For the period August 31, 2007 (commencement of operations) through December 31, 2007.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
!	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
!!	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

29

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Moderate Allocation Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Period Ended 12/31/07 ++
Net asset value, beginning of period	$10.16		$9.08	$7.26	$10.04		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.22	0.14	0.18		0.11
Net realized and unrealized gain (loss) on investments	0.46		0.99	1.74	(2.96)		0.15

Total income (loss) from investment operations	0.50		1.21	1.88	(2.78)		0.26

Less distributions to shareholders:
From net investment income	-		(0.13)	(0.05)	-		(0.22)
From net realized gains	-		-	(0.01)	(0.00	) †	-

Total distributions	-		(0.13)	(0.06)	(0.00	) †	(0.22)

Net asset value, end of period	$10.66		$10.16	$9.08	$7.26		$10.04

Total Return ^^	4.92%	**	13.48%	25.90%	(27.69%	)	2.63%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$392,004		$382,041	$331,628	$251,682		$154
Ratio of expenses to average daily net assets: !
Before expense waiver	0.12%	*	0.12%	0.13%	0.14%		61.59%	*
After expense waiver	N/A		N/A	N/A	N/A		0.20%	*#
Net investment income (loss) to average daily net assets	0.85%	*	2.30%	1.77%	2.09%		3.05%	*
Portfolio turnover rate !!	3%	**	31%	39%	18%		0%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$10.12		$9.05	$7.26	$9.44

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.19	0.12	0.02
Net realized and unrealized gain (loss) on investments	0.45		0.99	1.73	(2.20)

Total income (loss) from investment operations	0.48		1.18	1.85	(2.18)

Less distributions to shareholders:
From net investment income	-		(0.11)	(0.05)	-
From net realized gains	-		-	(0.01)	(0.00	) †

Total distributions	-		(0.11)	(0.06)	(0.00	) †

Net asset value, end of period	$10.60		$10.12	$9.05	$7.26

Total Return ^^	4.74%	**	13.24%	25.48%	(23.09%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$739,566		$622,603	$403,209	$146,775
Ratio of expenses to average daily net assets !	0.37%	*	0.37%	0.38%	0.39%	*
Net investment income (loss) to average daily net assets	0.60%	*	2.07%	1.54%	0.86%	*
Portfolio turnover rate !!	3%	**	31%	39%	18%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
++	For the period August 31, 2007 (commencement of operations) through December 31, 2007.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an arrangement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.
!	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
!!	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

30

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML American Funds Core Allocation Fund

	Service Class I
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +
Net asset value, beginning of period	$10.21		$9.56	$7.75	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.18	0.20	0.72
Net realized and unrealized gain (loss) on investments	0.35		0.67	1.69	(2.97)

Total income (loss) from investment operations	0.35		0.85	1.89	(2.25)

Less distributions to shareholders:
From net investment income	-		(0.13)	(0.08)	-
From net realized gains	-		(0.07)	-	-

Total distributions	-		(0.20)	(0.08)	-

Net asset value, end of period	$10.56		$10.21	$9.56	$7.75

Total Return ^^	3.43%	**	9.17%	24.52%	(22.50%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$349,127		$325,337	$231,008	$67,874
Ratio of expenses to average daily net assets: !
Before expense waiver	0.75%	*	0.76%	0.77%	1.85%	*
After expense waiver	N/A		0.75% #	0.75% #	0.75%	*#
Net investment income (loss) to average daily net assets	0.04%	*	1.89%	2.31%	25.06%	*
Portfolio turnover rate !!	6%	**	3%	10%	1%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
!	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
!!	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

31

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML American Funds Growth Fund

	Service Class I
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +
Net asset value, beginning of period	$10.32		$8.80	$6.36	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.04	0.03	0.22
Net realized and unrealized gain (loss) on investments	0.59		1.55	2.44	(3.86)

Total income (loss) from investment operations	0.59		1.59	2.47	(3.64)

Less distributions to shareholders:
From net investment income	-		(0.02)	-	-
From net realized gains	-		(0.05)	(0.03)	-

Total distributions	-		(0.07)	(0.03)	-

Net asset value, end of period	$10.91		$10.32	$8.80	$6.36

Total Return ^^	5.72%	**	18.16%	38.86%	(36.40%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$46,512		$37,761	$22,130	$6,080
Ratio of expenses to average daily net assets: !
Before expense waiver	0.76%	*	0.81%	0.90%	13.92%	*
After expense waiver	0.70%	*#	0.70% #	0.70% #	0.70%	*#
Net investment income (loss) to average daily net assets	(0.00%	) *††	0.43%	0.39%	9.23%	*
Portfolio turnover rate !!	1%	**	10%	9%	5%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
+	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
!	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
!!	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

32

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML American Funds International Fund

	Service Class I
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +
Net asset value, beginning of period	$10.22		$9.79	$6.92	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	0.17	0.12	0.51
Net realized and unrealized gain (loss) on investments	0.42		0.47	2.82	(3.59)

Total income (loss) from investment operations	0.42		0.64	2.94	(3.08)

Less distributions to shareholders:
From net investment income	-		(0.08)	-	-
From net realized gains	-		(0.13)	(0.07)	-

Total distributions	-		(0.21)	(0.07)	-

Net asset value, end of period	$10.64		$10.22	$9.79	$6.92

Total Return ^^	4.11%	**	6.82%	42.63%	(30.80%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$34,665		$31,337	$21,308	$6,410
Ratio of expenses to average daily net assets: !
Before expense waiver	0.79%	*	0.83%	0.91%	13.59%	*
After expense waiver	0.70%	*#	0.70% #	0.70% #	0.70%	*#
Net investment income (loss) to average daily net assets	(0.07%	) *	1.78%	1.48%	19.94%	*
Portfolio turnover rate !!	3%	**	9%	12%	7%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
!	Expenses of the Master Fund are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of the Master Fund.
!!	Amount does not include the portfolio activity of the Master Fund.

The accompanying notes are an integral part of the financial statements.

33

Notes to Financial Statements (Unaudited)

1.	The Fund

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are eight series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Aggressive Allocation Fund (“Aggressive Allocation Fund”), MML Balanced Allocation Fund (“Balanced Allocation Fund”), MML Conservative Allocation Fund (“Conservative Allocation Fund”), MML Growth Allocation Fund (“Growth Allocation Fund”), MML Moderate Allocation Fund (“Moderate Allocation Fund”), MML American Funds® Core Allocation Fund (“American Funds Core Allocation Fund”), MML American Funds® Growth Fund (“American Funds Growth Fund”), and MML American Funds® International Fund (“American Funds International Fund”).

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

The Aggressive Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund (the “Allocation Funds”) invest their investable assets primarily in shares of various funds advised by MassMutual or a control affiliate of MassMutual. The Allocation Funds may also invest in non-affiliated funds. The financial statements of other series of the Trust, the applicable series of the MML Series Investment Fund II, Oppenheimer Funds which are advised by OppenheimerFunds, Inc., a majority-owned, indirect subsidiary of MassMutual, and non-affiliated funds are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its Internet site at www.sec.gov or by calling MassMutual at 1-888-309-3539. The assets of each of the five Allocation Funds listed above are diversified and a shareholder’s interest is limited to the series of the Trust, MML Series Investment Fund II, Oppenheimer Funds, or any non-affiliated funds in which the shares are invested.

The American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company. American Funds Growth Fund and American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The financial statements of the Master Funds, including the Summary Investment Portfolios, are provided separately and should be read in conjunction with the Feeder Funds’ financial statements. As of June 30, 2011, the American Funds Growth Fund and American Funds International Fund owned 0.16% and 0.33% of the Growth and International Master Funds, respectively.

Each Fund, other than the American Funds Core Allocation Fund, American Funds Growth Fund, and American Funds International Fund, offers the following two classes of shares: Initial Class and Service Class shares. The American Funds Core Allocation Fund, American Funds Growth Fund, and American Funds International Fund offer one class of shares: Service Class I shares. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting

34

Notes to Financial Statements (Unaudited) (Continued)

principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a

35

Notes to Financial Statements (Unaudited) (Continued)

pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

All Funds characterized all investments at Level 1, as of June 30, 2011. For each Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Funds had no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period ended June 30, 2011. The Funds recognize transfers between the Levels as of the beginning of the year.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each.

36

Notes to Financial Statements (Unaudited) (Continued)

Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

In addition, each Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund, except American Funds Growth Fund and American Funds International Fund, may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between MassMutual and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Aggressive Allocation Fund	0.10%	Moderate Allocation Fund	0.10%
Balanced Allocation Fund	0.10%	American Funds Core Allocation Fund	0.20%
Conservative Allocation Fund	0.10%	American Funds Growth Fund	0.15%
Growth Allocation Fund	0.10%	American Funds International Fund	0.15%

37

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

For the American Funds Core Allocation Fund, American Funds Growth Fund, and American Funds International Fund, under separate administrative and shareholder services agreements between the Funds and MassMutual, MassMutual provides certain administrative and shareholder services and bears some of the class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

Service Class I
American Funds Core Allocation Fund	0.25%
American Funds Growth Fund	0.25%
American Funds International Fund	0.25%

Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, Master Fund fees and expenses, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

Aggressive Allocation Fund*		American Funds Growth Fund*
Initial Class	0.20%	Service Class I	0.70%
Service Class	0.45%
		American Funds International Fund*
American Funds Core Allocation Fund*		Service Class I	0.70%
Service Class I	0.75%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense cap in effect through April 30, 2012.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

38

Notes to Financial Statements (Unaudited) (Continued)

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2011, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Aggressive Allocation Fund	$-	$13,224,053	$-	$8,523,527
Balanced Allocation Fund	-	32,574,804	-	18,394,610
Conservative Allocation Fund	-	43,289,984	-	37,725,124
Growth Allocation Fund	-	48,359,998	-	43,112,739
Moderate Allocation Fund	-	113,897,701	-	28,184,146
American Funds Core Allocation Fund	-	32,038,818	-	19,186,218
American Funds Growth Fund	-	7,067,531	-	572,830
American Funds International Fund	-	2,913,049	-	939,650

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Aggressive Allocation Fund Initial Class
Sold	587,736	$5,724,590	859,130	$7,497,970
Issued as reinvestment of dividends	-	-	49,472	387,367
Redeemed	(463,712)	(4,521,490)	(602,156)	(5,079,380)

Net increase (decrease)	124,024	$1,203,100	306,446	$2,805,957

Aggressive Allocation Fund Service Class
Sold	514,113	$5,009,309	854,757	$7,278,925
Issued as reinvestment of dividends	-	-	23,425	182,480
Redeemed	(165,893)	(1,621,944)	(299,563)	(2,431,329)

Net increase (decrease)	348,220	$3,387,365	578,619	$5,030,076

Balanced Allocation Fund Initial Class
Sold	760,271	$8,100,373	2,258,139	$21,604,154
Issued as reinvestment of dividends	-	-	189,684	1,767,853
Redeemed	(918,659)	(9,798,764)	(2,857,408)	(27,666,845)

Net increase (decrease)	(158,388)	$(1,698,391)	(409,585)	$(4,294,838)

Balanced Allocation Fund Service Class
Sold	2,297,819	$24,382,184	5,594,036	$54,243,658
Issued as reinvestment of dividends	-	-	258,636	2,405,318
Redeemed	(1,124,802)	(11,954,984)	(1,958,928)	(18,818,933)

Net increase (decrease)	1,173,017	$12,427,200	3,893,744	$37,830,043

39

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Conservative Allocation Fund Initial Class
Sold	1,252,351	$13,940,158	3,159,189	$32,003,547
Issued as reinvestment of dividends	-	-	141,195	1,404,894
Redeemed	(1,113,542)	(12,378,801)	(2,462,426)	(25,304,151)

Net increase (decrease)	138,809	$1,561,357	837,958	$8,104,290

Conservative Allocation Fund Service Class
Sold	2,927,718	$32,343,347	6,089,128	$61,753,280
Issued as reinvestment of dividends	-	-	231,134	2,292,849
Redeemed	(2,885,824)	(31,702,672)	(2,751,385)	(28,127,084)

Net increase (decrease)	41,894	$640,675	3,568,877	$35,919,045

Growth Allocation Fund Initial Class
Sold	1,070,240	$10,794,079	4,146,533	$37,142,450
Issued as reinvestment of dividends	-	-	687,702	5,749,187
Redeemed	(2,099,714)	(21,128,724)	(4,347,560)	(38,476,048)

Net increase (decrease)	(1,029,474)	$(10,334,645)	486,675	$4,415,589

Growth Allocation Fund Service Class
Sold	3,311,082	$33,286,850	14,092,974	$126,073,741
Issued as reinvestment of dividends	-	-	806,058	6,722,526
Redeemed	(2,383,967)	(23,969,775)	(2,358,135)	(20,728,113)

Net increase (decrease)	927,115	$9,317,075	12,540,897	$112,068,154

Moderate Allocation Fund Initial Class
Sold	1,446,071	$15,222,102	4,591,611	$43,175,094
Issued as reinvestment of dividends	-	-	526,587	4,728,753
Redeemed	(2,263,087)	(23,684,614)	(4,050,713)	(38,066,622)

Net increase (decrease)	(817,016)	$(8,462,512)	1,067,485	$9,837,225

Moderate Allocation Fund Service Class
Sold	9,357,963	$97,740,417	17,750,127	$167,787,253
Issued as reinvestment of dividends	-	-	690,720	6,181,945
Redeemed	(1,118,221)	(11,697,799)	(1,466,561)	(13,778,708)

Net increase (decrease)	8,239,742	$86,042,618	16,974,286	$160,190,490

American Funds Core Allocation Fund Service Class I
Sold	2,416,850	$25,272,061	8,363,908	$81,109,567
Issued as reinvestment of dividends	-	-	626,787	5,772,710
Redeemed	(1,207,567)	(12,567,795)	(1,288,220)	(12,656,869)

Net increase (decrease)	1,209,283	$12,704,266	7,702,475	$74,225,408

American Funds Growth Fund Service Class I
Sold	710,529	$7,663,720	1,547,098	$14,219,777
Issued as reinvestment of dividends	-	-	24,205	205,739
Redeemed	(107,460)	(1,170,449)	(428,395)	(4,023,555)

Net increase (decrease)	603,069	$6,493,271	1,142,908	$10,401,961

American Funds International Fund Service Class I
Sold	340,054	$3,573,110	1,193,527	$11,337,503
Issued as reinvestment of dividends	-	-	64,508	572,833
Redeemed	(150,554)	(1,586,815)	(367,611)	(3,520,058)

Net increase (decrease)	189,500	$1,986,295	890,424	$8,390,278

40

Notes to Financial Statements (Unaudited) (Continued)

6.	Federal Income Tax Information

At June 30, 2011, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$58,331,140	$14,452,718	$-	$14,452,718
Balanced Allocation Fund	321,338,210	54,974,630	(15)	54,974,615
Conservative Allocation Fund	284,820,817	27,805,990	(20)	27,805,970
Growth Allocation Fund	1,061,979,810	298,585,809	(49)	298,585,760
Moderate Allocation Fund	943,640,489	188,603,429	-	188,603,429
American Funds Core Allocation Fund	286,678,336	62,874,738	-	62,874,738
American Funds Growth Fund	35,023,842	11,548,752	-	11,548,752
American Funds International Fund	27,381,053	7,334,418	-	7,334,418

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2010, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

Expiring 2017
Aggressive Allocation Fund	$2,473,808
Growth Allocation Fund	22,203,850

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2010, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Aggressive Allocation Fund	$569,847	$-	$-
Balanced Allocation Fund	4,173,171	-	-
Conservative Allocation Fund	3,697,743	-	-
Growth Allocation Fund	12,471,713	-	-
Moderate Allocation Fund	10,910,698	-	-
American Funds Core Allocation Fund	5,366,103	406,607	-
American Funds Growth Fund	94,245	111,494	-
American Funds International Fund	306,729	266,104	-

41

Notes to Financial Statements (Unaudited) (Continued)

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2010, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses and deferred Trustee compensation.

At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Aggressive Allocation Fund	$728,639	$(2,473,808)	$(4,073)	$10,263,652
Balanced Allocation Fund	8,922,393	6,460,940	(21,270)	43,121,559
Conservative Allocation Fund	12,804,755	11,886,380	(16,483)	26,746,318
Growth Allocation Fund	21,794,435	(22,203,850)	(80,397)	232,355,956
Moderate Allocation Fund	21,391,737	837,648	(58,223)	144,607,813
American Funds Core Allocation Fund	5,079,333	1,254,919	(15,917)	56,559,317
American Funds Growth Fund	119,836	876,919	(1,521)	9,403,636
American Funds International Fund	445,207	646,231	(1,455)	6,231,643

The Funds did not have any unrecognized tax benefits at June 30, 2011, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2011, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2011, was as follows:

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund
MML Blue Chip Growth Fund, Initial Class	659,236	90,954	49,658	700,532	$8,413,390	$-	$-	$212,918
MML Concentrated Growth Fund, Class I	260,525	28,091	6,145	282,471	2,112,880	-	-	(1,511)
MML Equity Fund, Initial Class	223,969	35,468	16,156	243,281	5,051,624	-	-	13,843
MML Equity Income Fund, Initial Class	717,373	64,582	59,627	722,328	7,143,823	-	-	30,593
MML Foreign Fund, Initial Class	277,653	38,928	20,148	296,433	2,919,861	-	-	46,392
MML Fundamental Value Fund, Class II	363,461	218,743	33,737	548,467	6,345,759	-	-	67,105
MML Global Fund, Class I	298,646	51,481	21,302	328,825	3,002,168	-	-	61,246
MML High Yield Fund, Class II	58,879	25,274	32,177	51,976	545,747	9,202	-	27,895
MML Inflation-Protected and Income Fund, Initial Class	122,223	59,135	47,747	133,611	1,496,438	14,856	-	27,094
MML Large Cap Growth Fund, Initial Class	365,902	31,746	46,700	350,948	3,821,828	-	-	57,013
MML Managed Bond Fund, Initial Class	122,881	15,574	23,523	114,932	1,474,275	12,045	26,395	13,813
MML Mid Cap Growth Fund, Initial Class	382,936	39,089	33,615	388,410	5,099,828	-	-	71,339
MML Mid Cap Value Fund, Initial Class	378,963	46,826	28,967	396,822	4,313,451	-	-	47,918
MML PIMCO Total Return Fund, Class II	176,366	112,779	145,475	143,670	1,452,500	-	-	1,125
MML Short-Duration Bond Fund, Class II	169,625	62,686	89,586	142,725	1,455,790	6,139	10,411	18,691
MML Small Cap Growth Equity Fund, Initial Class	140,215	21,837	10,388	151,664	2,920,038	-	-	35,410
MML Small Company Value Fund, Class II	190,180	19,720	13,144	196,756	3,592,769	-	-	63,092

42

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Aggressive Allocation Fund (Continued)
MML Small/Mid Cap Equity Fund, Initial Class	69,330	12,517	7,745	74,102	$741,275	$-	$-	$41,514
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	47,734	12,123	1,105	58,752	2,491,652	6,868	-	10,771
Oppenheimer Global Securities Fund, Non-Service Shares*	61,576	11,321	4,690	68,207	2,196,262	23,119	-	56,002
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	168,364	75,936	80,531	163,769	915,470	40,423	15,539	36,374
Oppenheimer International Growth Fund, Non-Service Shares*	2,342,129	453,874	157,488	2,638,515	5,277,030	42,141	-	92,346

					$72,783,858	$154,793	$52,345	$1,030,983

Balanced Allocation Fund
MML Blue Chip Growth Fund, Initial Class	2,279,412	99,919	130,088	2,249,243	$27,013,411	$-	$-	$672,443
MML Concentrated Growth Fund, Class I	682,376	-	42,988	639,388	4,782,623	-	-	135,834
MML Equity Fund, Initial Class	758,705	-	39,386	719,319	14,936,387	-	-	284,665
MML Equity Income Fund, Initial Class	2,820,690	-	366,808	2,453,882	24,268,894	-	-	1,264,909
MML Foreign Fund, Initial Class	799,940	30,151	56,532	773,559	7,619,559	-	-	124,138
MML Fundamental Value Fund, Class II	1,293,691	319,229	-	1,612,920	18,661,486	-	-	-
MML Global Fund, Class I	858,916	32,983	62,524	829,375	7,572,198	-	-	173,324
MML High Yield Fund, Class II	868,755	95,779	13,574	950,960	9,985,075	170,725	-	12,983
MML Inflation-Protected and Income Fund, Initial Class	1,326,606	199,878	30,448	1,496,036	16,755,601	164,588	-	30,523
MML Large Cap Growth Fund, Initial Class	1,064,023	54,916	56,382	1,062,557	11,571,245	-	-	78,642
MML Managed Bond Fund, Initial Class	5,580,370	154,396	188,107	5,546,659	71,149,302	606,777	1,329,713	122,214
MML Mid Cap Growth Fund, Initial Class	967,953	33,717	59,994	941,676	12,364,207	-	-	210,413
MML Mid Cap Value Fund, Initial Class	1,087,098	40,473	64,548	1,063,023	11,555,063	-	-	147,767
MML Money Market Fund, Initial Class	50,684	-	-	50,684	50,636	-	-	-
MML PIMCO Total Return Fund, Class II	2,146,099	1,138,017	52,467	3,231,649	32,671,968	-	-	1,397
MML Short-Duration Bond Fund, Class II	2,936,140	393,795	70,351	3,259,584	33,247,759	140,216	237,745	13,278
MML Small Cap Growth Equity Fund, Initial Class	414,702	15,382	33,326	396,758	7,638,910	-	-	230,061
MML Small Company Value Fund, Class II	446,052	16,225	34,840	427,437	7,804,995	-	-	173,940
MML Small/Mid Cap Equity Fund, Initial Class	406,497	14,983	57,521	363,959	3,640,853	-	-	222,956
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	170,819	561	7,713	163,667	6,941,122	23,666	-	144,503
Oppenheimer Global Securities Fund, Non-Service Shares*	341,306	17,828	19,465	339,669	10,937,341	124,725	-	263,127
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	3,973,416	601,479	261,305	4,313,590	24,112,970	757,525	291,205	298,443
Oppenheimer International Growth Fund, Non-Service Shares*	5,559,845	276,102	320,337	5,515,610	11,031,220	96,484	-	252,074

					$376,312,825	$2,084,706	$1,858,663	$4,857,634

Conservative Allocation Fund
MML Blue Chip Growth Fund, Initial Class	1,568,488	139,891	284,774	1,423,605	$17,097,491	$-	$-	$1,323,392
MML Concentrated Growth Fund, Class I	472,301	14,580	105,511	381,370	2,852,650	-	-	228,000
MML Equity Fund, Initial Class	465,793	4,054	72,559	397,288	8,249,529	-	-	514,102
MML Equity Income Fund, Initial Class	2,116,781	-	627,344	1,489,437	14,730,528	-	-	2,416,912
MML Foreign Fund, Initial Class	672,297	61,934	119,097	615,134	6,059,073	-	-	217,104
MML Fundamental Value Fund, Class II	900,301	482,131	-	1,382,432	15,994,740	-	-	-
MML Global Fund, Class I	756,595	67,719	131,411	692,903	6,326,208	-	-	325,655
MML High Yield Fund, Class II	880,170	88,411	81,297	887,284	9,316,487	160,052	-	69,707
MML Inflation-Protected and Income Fund, Initial Class	1,356,296	255,073	94,311	1,517,058	16,991,048	162,525	-	98,966
MML Large Cap Growth Fund, Initial Class	765,936	107,284	87,999	785,221	8,551,056	-	-	111,048
MML Managed Bond Fund, Initial Class	5,944,671	158,000	477,719	5,624,952	72,153,599	620,937	1,360,744	348,377
MML Mid Cap Growth Fund, Initial Class	552,436	46,329	114,204	484,561	6,362,281	-	-	735,715

43

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Conservative Allocation Fund (Continued)
MML Mid Cap Value Fund, Initial Class	935,750	83,228	137,178	881,800	$9,585,162	$-	$-	$591,460
MML Money Market Fund, Initial Class	67,158	-	-	67,158	67,095	-	-	-
MML PIMCO Total Return Fund, Class II	2,245,472	1,462,707	104,372	3,603,807	36,434,492	-	-	2,806
MML Short-Duration Bond Fund, Class II	2,729,666	498,998	184,454	3,044,210	31,050,946	127,800	216,692	31,194
MML Small Cap Growth Equity Fund, Initial Class	173,810	15,964	61,104	128,670	2,477,332	-	-	328,565
MML Small Company Value Fund, Class II	367,303	33,549	72,901	327,951	5,988,379	-	-	339,773
MML Small/Mid Cap Equity Fund, Initial Class	331,325	30,907	117,335	244,897	2,449,814	-	-	361,073
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	104,974	2,894	19,061	88,807	3,766,300	12,718	-	127,200
Oppenheimer Global Securities Fund, Non-Service Shares*	198,983	21,089	36,346	183,726	5,915,970	65,217	-	579,715
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	3,928,258	736,141	439,197	4,225,202	23,618,879	727,586	279,696	381,502
Oppenheimer International Growth Fund, Non-Service Shares*	3,550,624	337,850	594,610	3,293,864	6,587,728	56,015	-	531,883

					$312,626,787	$1,932,850	$1,857,132	$9,664,149

Growth Allocation Fund
MML Blue Chip Growth Fund, Initial Class	12,108,300	113,817	417,218	11,804,899	$141,776,833	$-	$-	$2,083,107
MML Concentrated Growth Fund, Class I	4,578,616	-	90,978	4,487,638	33,567,529	-	-	65,261
MML Equity Fund, Initial Class	4,223,305	-	74,952	4,148,353	86,138,914	-	-	108,973
MML Equity Income Fund, Initial Class	14,053,293	-	928,295	13,124,998	129,806,235	-	-	644,853
MML Foreign Fund, Initial Class	4,285,940	31,705	156,463	4,161,182	40,987,641	-	-	348,286
MML Fundamental Value Fund, Class II	5,376,391	362,021	-	5,738,412	66,393,423	-	-	-
MML Global Fund, Class I	4,644,460	35,057	172,169	4,507,348	41,152,087	-	-	476,857
MML High Yield Fund, Class II	2,124,287	219,200	73,505	2,269,982	23,834,814	423,440	-	61,900
MML Inflation-Protected and Income Fund, Initial Class	2,652,102	353,350	36,451	2,969,001	33,252,808	337,515	-	52,127
MML Large Cap Growth Fund, Initial Class	6,025,075	67,076	207,910	5,884,241	64,079,385	-	-	253,828
MML Managed Bond Fund, Initial Class	9,241,017	257,552	185,899	9,312,670	119,457,477	1,012,178	2,218,121	123,631
MML Mid Cap Growth Fund, Initial Class	5,459,474	39,233	177,333	5,321,374	69,869,636	-	-	320,450
MML Mid Cap Value Fund, Initial Class	6,607,832	47,357	211,982	6,443,207	70,037,656	-	-	399,667
MML Money Market Fund, Initial Class	158,873	-	-	158,873	158,722	-	-	-
MML PIMCO Total Return Fund, Class II	3,920,769	1,673,022	69,517	5,524,274	55,850,406	-	-	5,019
MML Short-Duration Bond Fund, Class II	6,602,842	647,150	81,965	7,168,027	73,113,876	315,930	535,676	17,061
MML Small Cap Growth Equity Fund, Initial Class	2,168,417	16,001	90,044	2,094,374	40,323,669	-	-	859,362
MML Small Company Value Fund, Class II	3,213,305	22,483	106,345	3,129,443	57,143,621	-	-	546,888
MML Small/Mid Cap Equity Fund, Initial Class	1,476,068	10,485	129,119	1,357,434	13,579,036	-	-	708,432
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	954,235	3,220	16,352	941,103	39,912,159	135,888	-	265,029
Oppenheimer Global Securities Fund, Non-Service Shares*	1,269,361	24,654	47,791	1,246,224	40,128,410	471,362	-	626,028
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	6,463,298	874,030	533,369	6,803,959	38,034,133	1,259,633	484,223	525,912
Oppenheimer International Growth Fund, Non-Service Shares*	41,402,584	701,428	1,120,462	40,983,550	81,967,100	737,594	-	777,743

					$1,360,565,570	$4,693,540	$3,238,020	$9,270,414

Moderate Allocation Fund
MML Blue Chip Growth Fund, Initial Class	7,803,107	394,307	174,405	8,023,009	$96,356,335	$-	$-	$960,620
MML Concentrated Growth Fund, Class I	2,678,387	-	70,523	2,607,864	19,506,825	-	-	237,240
MML Equity Fund, Initial Class	3,103,730	-	64,720	3,039,010	63,103,849	-	-	16,818
MML Equity Income Fund, Initial Class	9,233,282	-	658,974	8,574,308	84,799,910	-	-	1,493,632
MML Foreign Fund, Initial Class	3,429,826	142,530	83,222	3,489,134	34,367,972	-	-	179,459

44

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 12/31/10	Purchases	Sales	Number of Shares Held as of 6/30/11	Value as of 6/30/11	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
Moderate Allocation Fund (Continued)
MML Fundamental Value Fund, Class II	3,499,114	1,073,205	-	4,572,319	$52,901,727	$-	$-	$-
MML Global Fund, Class I	2,549,705	104,274	86,719	2,567,260	23,439,081	-	-	230,556
MML High Yield Fund, Class II	2,160,608	315,020	89,791	2,385,837	25,051,289	447,434	-	75,671
MML Inflation-Protected and Income Fund, Initial Class	3,023,495	1,021,153	3,047	4,041,601	45,265,930	424,859	-	3,695
MML Large Cap Growth Fund, Initial Class	3,704,163	259,293	75,263	3,888,193	42,342,419	-	-	93,888
MML Managed Bond Fund, Initial Class	12,576,096	350,469	239,501	12,687,064	162,742,231	1,377,341	3,018,354	254,474
MML Mid Cap Growth Fund, Initial Class	3,671,071	141,572	86,516	3,726,127	48,924,047	-	-	168,684
MML Mid Cap Value Fund, Initial Class	3,089,803	127,760	86,559	3,131,004	34,034,009	-	-	143,735
MML Money Market Fund, Initial Class	137,401	-	-	137,401	137,270	-	-	-
MML PIMCO Total Return Fund, Class II	4,929,287	3,876,942	6,524	8,799,705	88,965,018	-	-	(71)
MML Short-Duration Bond Fund, Class II	7,314,449	1,411,702	26,109	8,700,042	88,740,430	368,768	625,266	5,635
MML Small Cap Growth Equity Fund, Initial Class	1,114,821	48,241	47,863	1,115,199	21,471,282	-	-	439,879
MML Small Company Value Fund, Class II	1,899,936	76,507	52,253	1,924,190	35,135,715	-	-	245,861
MML Small/Mid Cap Equity Fund, Initial Class	1,156,985	47,233	87,513	1,116,705	11,170,914	-	-	470,732
Oppenheimer Capital Appreciation Fund, Non-Service Shares*	552,765	1,854	12,707	541,912	22,982,509	78,259	-	157,451
Oppenheimer Global Securities Fund, Non-Service Shares*	981,811	55,336	25,371	1,011,776	32,579,192	364,404	-	352,591
Oppenheimer Global Strategic Income Fund, Non-Service Shares*	8,700,187	1,771,516	791,699	9,680,004	54,111,221	1,741,018	669,275	839,461
Oppenheimer International Growth Fund, Non-Service Shares*	21,349,832	1,147,576	440,037	22,057,371	44,114,743	378,364	-	355,834

					$1,132,243,918	$5,180,447	$4,312,895	$6,725,845

*	Fund advised by OppenheimerFunds, Inc.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2011, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

45

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser uses to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2011, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust or MassMutual (the “Independent Trustees”), re-approved the existing advisory agreements (collectively, the “Contracts”) for each of the Aggressive Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, Moderate Allocation Fund, American Funds Core Allocation Fund, American Funds Growth Fund, and American Funds International Fund. In preparation for the meetings, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year, detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning each Fund.

46

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one-year or three-year period below are to periods ended December 31, 2010. The three-year period does not apply for any Fund that does not yet have a three-year performance history.)

The Committee considered that, in the case of a number of Funds, expense information showed the Funds to be in the first or second quartile of their peer groups (favorable), and performance information showed the Funds to have had first or second quartile investment performance in their performance categories for the most recent one- and three-year periods. These Funds included the American Funds Growth Fund (which has only a one-year performance record), Conservative Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund. With respect to the American Funds Growth Fund, the Committee also considered the materials provided in response to their request for additional information. The Committee reviewed this information with MassMutual, and determined that further inquiry was not required with respect to these Funds at this time.

The Committee also considered that, in the case of the Balanced Allocation Fund, expense information showed the Fund to be in the second quartile of its peer group, and performance information showed the Fund to have had first quartile investment performance in its performance category for the one-year period, showing an improvement from a third quartile performance ranking for the three-year period. For this Fund, the Committee reviewed with MassMutual the factors that had led to the improvement in performance and considered factors that may have contributed to the less favorable three-year performance number. The Committee determined that further inquiry was not required at this time.

The Committee then considered two Funds managed, indirectly, by Capital Research and Management Company (“Capital Research”), the American Funds Core Allocation Fund and American Funds International Fund. The Committee considered MassMutual’s statement that both Funds had only recently commenced operations and that each had experienced significant underperformance in the one-year period. The Committee also considered, with respect to the American Funds Core Allocation Fund, MassMutual’s statement that Capital Research’s relatively conservative investment approach had underperformed in the past year during the economic recovery. MassMutual noted that Capital Research remains an attractive manager to potential investors, and that although in the future, capacity may be an issue inhibiting performance (given the size of the American Funds generally), MassMutual remains confident in Capital Research’s ability to indirectly manage the Funds. The Committee considered MassMutual’s statement that the expenses of the American Funds International Fund compare very favorably to its peers, but that those of the American Funds Core Allocation Fund are among the most expensive when measured against its peers, due in large part to the fact that the Fund is structured as a fund-of-funds. MassMutual noted that many funds in that Fund’s peer group do not compute an all-in expense number, and that the Fund’s all-in net expense ratio is highly favorable. At the conclusion of the discussion, the Committee asked MassMutual to review the fees of the American Funds Core Allocation Fund and report back to the Committee as to whether the level of expenses remains appropriate, as well as to provide additional information with respect to the American Funds International Fund. Upon reviewing the materials provided by MassMutual in response to this request, the Committee considered that, in each case, the MML Fund had lower expenses than its peer group median, and that, in the case of the American Funds Core Allocation Fund, the Fund’s total net expenses had improved substantially against the peer group median.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each individual Fund, which included a sensitivity analysis of the expected level of profitability assuming increased Fund assets at specified levels. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds.

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

47

Other Information (Unaudited) (Continued)

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of each Fund; (ii) MassMutual’s levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (iv) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interest of each Fund’s shareholders.

48

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2011

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2011:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2011.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Aggressive Allocation Fund
Initial Class	$1,000	0.18%	$1,056.40	$0.92	$1,023.90	$0.90
Service Class	1,000	0.43%	1,055.60	2.19	1,022.70	2.16
Balanced Allocation Fund
Initial Class	1,000	0.13%	1,046.40	0.66	1,024.10	0.65
Service Class	1,000	0.38%	1,045.60	1.93	1,022.90	1.91
Conservative Allocation Fund
Initial Class	1,000	0.13%	1,042.50	0.66	1,024.10	0.65
Service Class	1,000	0.38%	1,040.90	1.92	1,022.90	1.91
Growth Allocation Fund
Initial Class	1,000	0.12%	1,052.30	0.61	1,024.20	0.60
Service Class	1,000	0.37%	1,051.50	1.88	1,023.00	1.86
Moderate Allocation Fund
Initial Class	1,000	0.12%	1,049.20	0.61	1,024.20	0.60
Service Class	1,000	0.37%	1,047.40	1.88	1,023.00	1.86

49

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
American Funds Core Allocation Fund
Service Class I	$1,000	0.75%	$1,034.30	$3.78	$1,021.10	$3.76
American Funds Growth Fund
Service Class I**	1,000	1.03%	1,057.20	5.25	1,019.70	5.16
American Funds International Fund
Service Class I**	1,000	1.23%	1,041.10	6.22	1,018.70	6.16

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2011, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.
**	The annualized expense ratio reflects the expenses of both the Feeder Fund and the Master Fund in which it invests.

50

MML Series Investment Fund

Semiannual Report

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2011

MassMutual
FINANCIAL GROUP®

We'll help you get there®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders

To Our Shareholders

Richard J. Byrne

“The financial markets don’t always do what seems most logical. That’s why trying to predict market behavior can be so unwise. Maintaining a long-term outlook despite short-term market gyrations is not always easy, especially in this world of real-time, full-time access to investment information. With 2011 half over, now may be an appropriate time to consult with your financial professional and review your overall retirement investing strategy – particularly your risk tolerance, time horizon, and anticipated spending needs – to make sure you are giving yourself the best opportunity to reach your financial goals.”

June 30, 2011

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2011. Domestic stock markets advanced for the first half of the year, despite losing significant ground in May and June when fresh concerns surfaced about the sustainability of the U.S. economic recovery and Greece’s fiscal woes once again took center stage. On the economic front, unemployment levels began to moderate in the first quarter, but climbed to a level of 9.1% in the second. The housing market continued to suffer from persistent weakness, and new home prices hit their lowest levels since mid-2000. Furthermore, numerous problems, including debt concerns in Europe, continued unrest in the Middle East, and the earthquake-triggered tragedies in Japan, caused significant investor anxiety – which prompted commodity prices (particularly oil and gold) to rise steadily in the first quarter, only to pull back somewhat in the second. Against this backdrop, the U.S. dollar lost significant traction against most other major world currencies except the Japanese yen.

Key events that defined the period

During the first six months of 2011, the U.S. government’s long-term fiscal situation garnered increasingly frequent headlines focused on the budget and the ongoing discussion over where to cut spending – and whether or not to raise taxes. Key areas of debate included Medicare, Medicaid, the 2010 Affordable Care Act, Social Security, defense spending, and farm subsidies. In the investment markets, many pundits believed that the Federal Reserve’s (the “Fed”) November 2010 decision to engage in another round of quantitative easing – known as QE2 – was the main driver of the equity markets in late 2010 and early 2011. However, as the second quarter came to a close, so did QE2.

On the international stage, ongoing unrest in Egypt and Libya contributed to continued volatility in oil prices. Commodity prices (including oil) declined somewhat starting in June, however, and drivers got some relief toward the end of the month when President Obama announced the release of millions of barrels of oil from the U.S. Strategic Petroleum Reserve, which helped drive gasoline prices lower. In Japan, the one-two-three punch of an earthquake, tsunami, and nuclear accident resulted in widespread loss of life and property destruction, which had a devastating impact on the Japanese economy – and reverberating effects (although to a much lesser degree) on numerous economies throughout the world.

During the last week of June, Greece implemented a €78 billion (euro) package of austerity measures, which qualified the struggling country to receive the next portion of bailout funds from the European Union and avoid the euro area’s first member default. Investors breathed a sigh of relief, and equity markets surged.

Domestic stock indexes turned in positive returns for the six months ended June 30, 2011. The Dow Jones Industrial AverageSM, a measure of blue-chip domestic stock performance, advanced the most, with its 7.23% return. Similarly, the S&P 500® Index, an indicator of large-cap stock performance, gained 6.02% while the technology-focused NASDAQ Composite® Index returned 4.55%. The Russell 2000® Index, which tracks the progress of small-cap stocks, gained 6.21% for the six months. Finally, the MSCI® EAFE® Index, an indicator of foreign developed-market stocks, posted a 4.98% return. Fixed-income investments made a bit of progress during the period, but mainly trailed stocks, as the Barclays Capital U.S. Aggregate Bond Index advanced 2.72%.*

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund – President’s Letter to Shareholders (Continued)

Unemployment, housing, and gross domestic product

One of the most challenging economic issues of the past few years has been the high rate of unemployment in the U.S. Some reasons for optimism with respect to this key economic measure emerged during the six months, but problems remained. For example, in March, American companies added 216,000 jobs, more than the 190,000 that had been projected by a number of leading economists. Nevertheless, in June, it was reported that the U.S. unemployment rate had risen to 9.1% after the creation of only 54,000 jobs in May. The market had been expecting an easing of the unemployment rate to 8.9% and the creation of 160,000 jobs. Initial claims for unemployment benefits by U.S. workers remained above 400,000 throughout the month – a weekly figure below 400,000 is generally seen as an indicator that the economy is adding more jobs than it is losing.

Despite the challenges, there were some reasons for optimism as June came to a close. Indeed, the Fed kept its commitment to low interest rates for an extended period of time following its late June meeting, and Fed Chairman Ben Bernanke announced the end of QE2. Additionally, the release of first quarter 2011 gross domestic product (“GDP”) figures showed the economy still growing, although at a slower pace than during the fourth quarter of 2010.

Keeping it in perspective

Unsettling news on the economy, the end of QE2, and more problems from the euro zone present a challenging backdrop for stock prices. Yet, the S&P 500 Index closed the second quarter above 1,320, down less than 4% from its recent highs. The financial markets don’t always do what seems most logical. That’s why trying to predict market behavior can be so unwise. Maintaining a long-term outlook despite short-term market gyrations is not always easy, especially in this world of real-time, full-time access to investment information. With 2011 half over, now may be an appropriate time to consult with your financial professional and review your overall retirement investing strategy – particularly your risk tolerance, time horizon, and anticipated spending needs – to make sure you are giving yourself the best opportunity to reach your financial goals.

Thank you for your continued confidence in MassMutual. Our goal is to help you weather the short-term uncertainties in the financial markets today – so you can help yourself achieve a more secure financial future.

Sincerely,

Richard J. Byrne

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/11 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Series Investment Fund – Portfolio Summaries

What is the investment approach of MML Asset Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks to provide high total return consistent with preservation of capital over the long-term by investing its assets in both equity and fixed income securities. The Fund’s subadviser has full discretion to determine the asset allocation between equity and fixed income securities and may allocate up to 80% of the Fund’s assets to equities and up to 60% to fixed income. In selecting investments for the Fund, the subadviser generally gives greater consideration to potential appreciation and future dividends than to current income. The Fund’s subadviser is Capital Guardian Trust Company (Capital Guardian).

MML Asset Allocation Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Government National Mortgage Association TBA Pool #6365 4.500% 7/01/39	3.7%
Federal National Mortgage Association Pool #AH7009 4.500% 3/01/41	1.9%
U.S. Treasury Note 2.125% 2/29/16	1.8%
The Allstate Corp.	1.6%
Halliburton Co.	1.6%
Federal National Mortgage Association 2.750% 3/13/14	1.6%
Federal National Mortgage Association TBA Pool #52960 6.000% 9/01/35	1.5%
U.S. Treasury Note 3.125% 5/15/19	1.5%
Google, Inc. Class A	1.5%
Comcast Corp. Class A	1.4%

18.1%

MML Asset Allocation Fund Asset Allocation (% of Net Assets) on 6/30/11 (Unaudited)

Equities	61.7%
Bonds & Notes	33.0%

Total Long-Term Investments	94.7%
Total Short-Term Investments and Other Assets and Liabilities	5.3%

Net Assets	100.0%

3

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Concentrated Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term growth of capital by investing primarily in common stocks of companies that the Fund’s subadviser believes offer above-average growth potential and trade at a significant discount to the subadviser’s assessment of their intrinsic value. Any income realized will be incidental to the Fund’s objective. The Fund’s subadviser is Legg Mason Capital Management, LLC (Legg Mason).

MML Concentrated Growth Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Adobe Systems, Inc.	4.3%
Celgene Corp.	4.0%
EMC Corp.	4.0%
CONSOL Energy, Inc.	3.9%
Microsoft Corp.	3.8%
Medtronic, Inc.	3.4%
Johnson & Johnson	3.3%
Nabors Industries Ltd.	3.2%
Apple, Inc.	3.2%
BlackRock, Inc.	3.2%

36.3%

MML Concentrated Growth Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	26.5%
Technology	20.0%
Communications	14.9%
Financial	10.0%
Industrial	10.0%
Energy	9.2%
Consumer, Cyclical	7.1%
Basic Materials	2.1%

Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%

Net Assets	100.0%

4

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Equity Income Fund, and who is the Fund’s subadviser?

The Fund seeks dividend income and long-term capital growth by investing primarily in the common stocks of established companies. Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The Fund’s subadviser currently considers well-established companies to mean companies that it considers to be seasoned companies with relatively long operating histories. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Equity Income Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Chevron Corp.	2.7%
JP Morgan Chase & Co.	2.5%
General Electric Co.	2.5%
Exxon Mobil Corp.	2.2%
American Express Co.	2.1%
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	1.9%
AT&T, Inc.	1.8%
3M Co.	1.6%
Wells Fargo & Co.	1.5%
Time Warner, Inc.	1.4%

20.2%

MML Equity Income Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Financial	18.9%
Consumer, Non-cyclical	15.0%
Energy	13.3%
Industrial	11.3%
Communications	11.0%
Utilities	7.7%
Consumer, Cyclical	7.1%
Basic Materials	6.1%
Technology	5.3%
Mutual Funds	1.2%

Total Long-Term Investments	96.9%
Short-Term Investments and Other Assets and Liabilities	3.1%

Net Assets	100.0%

5

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Foreign Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in investments of issuers located outside of the U.S., including those in emerging markets. Under normal market conditions, the Fund invests predominantly in equity securities, primarily common stocks, and, while there are no set percentage targets, the Fund invests primarily to predominantly in large- to medium-capitalization companies with market capitalization values greater than $2 billion and may invest a portion to a significant amount in smaller companies. The Fund’s subadviser is Templeton Investment Counsel, LLC (Templeton).

MML Foreign Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Samsung Electronics Co., Ltd.	2.3%
Sanofi	2.1%
Telefonica SA Sponsored ADR (Spain)	2.0%
DBS Group Holdings, Ltd.	2.0%
Royal Dutch Shell PLC Class B	1.9%
Telenor ASA	1.9%
Vodafone Group PLC Sponsored ADR (United Kingdom)	1.8%
Siemens AG	1.8%
SAP AG Sponsored ADR (Germany)	1.6%
ING Groep NV	1.6%

19.0%

MML Foreign Fund Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United Kingdom	18.4%
Germany	11.3%
France	10.5%
Switzerland	9.3%
Netherlands	6.6%
Japan	6.2%
Singapore	4.1%
Republic of Korea	4.0%
Hong Kong	3.5%
Norway	3.3%
Spain	3.3%
Brazil	3.1%
Taiwan	2.7%
Italy	2.2%
Sweden	1.6%
China	1.5%
India	1.2%
South Africa	1.0%
Ireland	0.9%
Canada	0.9%
Russia	0.6%
Austria	0.6%
Israel	0.6%
Portugal	0.5%

Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%

Net Assets	100.0%

6

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Global Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in the equity securities of U.S. and foreign companies, including companies in developed and emerging markets. Equity securities may include common stocks, depositary receipts, preferred stocks, securities convertible into common or preferred stock, rights and warrants. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Global Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Nestle SA	3.3%
Linde AG	3.2%
Heineken NV	2.8%
Reckitt Benckiser Group PLC	2.4%
The Walt Disney Co.	2.2%
Diageo PLC	2.0%
Oracle Corp.	1.9%
3M Co.	1.9%
Accenture PLC Class A	1.9%
State Street Corp.	1.9%

23.5%

MML Global Fund Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United States	42.3%
United Kingdom	10.8%
France	10.2%
Switzerland	9.7%
Germany	7.4%
Netherlands	4.8%
Japan	4.6%
Ireland	1.9%
Canada	1.8%
Sweden	1.6%
Austria	1.1%
Republic of Korea	1.0%
Brazil	0.6%
Netherlands Antilles	0.5%
India	0.5%
Czech Republic	0.4%
Spain	0.3%

Total Long-Term Investments	99.5%
Short-Term Investments and Other Assets and Liabilities	0.5%

Net Assets	100.0%

7

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Growth & Income Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation and income. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities and equity-related securities, including convertible securities, preferred stocks, options and warrants, of U.S. companies with market capitalizations at the time of purchase greater than $1 billion. The Fund’s subadviser is Massachusetts Financial Services Company (MFS).

MML Growth & Income Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Apple, Inc.	2.9%
Oracle Corp.	2.8%
JP Morgan Chase & Co.	2.5%
Danaher Corp.	2.4%
EMC Corp.	2.3%
United Technologies Corp.	2.2%
The Walt Disney Co.	2.2%
The Procter & Gamble Co.	2.0%
Abbott Laboratories	1.9%
Chevron Corp.	1.8%

23.0%

MML Growth & Income Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	23.5%
Financial	16.6%
Technology	12.8%
Energy	12.5%
Industrial	11.7%
Communications	8.9%
Consumer, Cyclical	5.9%
Basic Materials	4.5%
Utilities	2.2%
Diversified	1.0%

Total Long-Term Investments	99.6%
Short-Term Investments and Other Assets and Liabilities	0.4%

Net Assets	100.0%

8

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Income & Growth Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital. Income is a secondary objective. The Fund invests primarily in equity securities of dividend paying companies that the Fund’s subadviser believes will both increase in value over the long term and provide current income. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights and warrants. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MML Income & Growth Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Chevron Corp.	3.2%
BHP Billiton Ltd.	2.7%
JP Morgan Chase & Co.	2.5%
Caterpillar, Inc.	2.3%
Exxon Mobil Corp.	2.3%
Wells Fargo & Co.	2.2%
Deere & Co.	2.1%
International Business Machines Corp.	1.8%
United Technologies Corp.	1.8%
Total SA Sponsored ADR (France)	1.8%

22.7%

MML Income & Growth Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	18.2%
Industrial	17.4%
Financial	15.2%
Energy	14.8%
Basic Materials	9.6%
Communications	7.2%
Utilities	6.7%
Consumer, Cyclical	6.5%
Technology	4.1%

Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%

Net Assets	100.0%

MML Income & Growth Fund Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United States	83.4%
Canada	7.4%
Australia	3.6%
France	1.8%
United Kingdom	1.5%
Netherlands	1.2%
Netherlands Antilles	0.8%

Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%

Net Assets	100.0%

9

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Large Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in large-capitalization companies that the Fund’s subadviser believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in the common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 1000® Growth Index. The Fund’s subadviser is Rainier Investment Management, Inc. (Rainier).

MML Large Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Apple, Inc.	5.4%
Oracle Corp.	2.8%
Amazon.com, Inc.	2.8%
Qualcomm, Inc.	2.6%
CSX Corp.	2.5%
Precision Castparts Corp.	2.3%
Baker Hughes, Inc.	2.2%
MasterCard, Inc. Class A	2.0%
Rockwell Automation, Inc.	2.0%
Agilent Technologies, Inc.	1.9%

26.5%

MML Large Cap Growth Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Technology	18.6%
Consumer, Non-cyclical	18.2%
Industrial	16.6%
Communications	14.2%
Consumer, Cyclical	12.0%
Energy	10.6%
Financial	4.4%
Basic Materials	4.3%

Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%

Net Assets	100.0%

10

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Mid Cap Growth Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer the potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets in a broadly diversified portfolio of common stocks of mid-cap companies whose earnings the subadviser expects to grow at a faster rate than the average company. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Mid Cap Growth Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

AMETEK, Inc.	1.7%
T. Rowe Price Government Reserve Investment Fund	1.6%
Nuance Communications, Inc.	1.5%
Dollar General Corp.	1.4%
Gardner Denver, Inc.	1.4%
IHS, Inc. Class A	1.4%
Roper Industries, Inc.	1.4%
Valeant Pharmaceuticals International, Inc.	1.3%
Fastenal Co.	1.3%
Global Payments, Inc.	1.3%

14.3%

MML Mid Cap Growth Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	23.8%
Technology	16.4%
Industrial	14.7%
Consumer, Cyclical	11.8%
Energy	8.6%
Communications	8.3%
Financial	8.1%
Basic Materials	3.2%
Mutual Funds	1.6%
Utilities	1.2%

Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%

Net Assets	100.0%

MML Mid Cap Growth Fund Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United States	86.8%
Canada	6.9%
Panama	1.2%
Ireland	0.9%
Bermuda	0.6%
Netherlands	0.5%
British Virgin Islands	0.5%
Switzerland	0.2%
Puerto Rico	0.1%

Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%

Net Assets	100.0%

11

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund invests primarily in equity securities of mid-capitalization companies that the Fund’s subadviser believes offer prospects for long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of medium-size companies. The Fund’s subadviser is American Century Investment Management, Inc. (American Century).

MML Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Republic Services, Inc.	3.1%
Imperial Oil Ltd.	2.7%
Northern Trust Corp.	2.4%
Kimberly-Clark Corp.	2.2%
PG&E Corp.	2.0%
Koninklijke Philips Electronics NV	1.9%
Lowe’s Cos., Inc.	1.9%
Zimmer Holdings, Inc.	1.6%
CenturyLink, Inc.	1.6%
Thomas & Betts Corp.	1.6%

21.0%

MML Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Financial	27.0%
Consumer, Non-cyclical	17.4%
Industrial	16.0%
Consumer, Cyclical	11.2%
Utilities	9.8%
Energy	6.5%
Communications	5.3%
Technology	3.2%
Basic Materials	2.5%

Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%

Net Assets	100.0%

12

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Small Cap Index Fund, and who is the Fund’s subadviser?

The Fund seeks to provide investment results approximating (before fees and expenses) the aggregate price and dividend performance of the securities in the Standard & Poor’s SmallCap 600 Index (the “index”). Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets in the securities of companies that make up the index, in weightings that approximate the relative composition of the securities contained in the index, and in S&P SmallCap 600 Index futures contracts. The Fund’s subadviser is Northern Trust Investments, Inc. (NTI).

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s SmallCap 600” and “S&P SmallCap 600” are trademarks of The McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

MML Small Cap Index Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Regeneron Pharmaceuticals, Inc.	0.8%
AMERIGROUP Corp.	0.7%
Healthspring, Inc.	0.6%
Lufkin Industries, Inc.	0.5%
World Fuel Services Corp.	0.5%
BioMed Realty Trust, Inc.	0.5%
Mid-America Apartment Communities, Inc.	0.5%
Robbins & Myers, Inc.	0.5%
CLARCOR, Inc.	0.5%
Home Properties, Inc.	0.5%

5.6%

MML Small Cap Index Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Consumer, Non-cyclical	20.2%
Industrial	18.1%
Financial	17.8%
Consumer, Cyclical	15.9%
Technology	10.8%
Communications	4.9%
Utilities	3.9%
Basic Materials	3.8%
Energy	3.4%
Mutual Funds	0.0%

Total Long-Term Investments	98.8%
Short-Term Investments and Other Assets and Liabilities	1.2%

Net Assets	100.0%

13

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Small Company Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital appreciation by investing primarily in equity securities that the subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is T. Rowe Price Associates, Inc. (T. Rowe Price).

MML Small Company Value Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Aaron’s, Inc.	2.3%
Nordson Corp.	2.0%
Landstar System, Inc.	1.8%
ProAssurance Corp.	1.8%
Genesee & Wyoming, Inc. Class A	1.7%
Owens & Minor, Inc.	1.7%
Kirby Corp.	1.7%
Beacon Roofing Supply, Inc.	1.5%
AptarGroup, Inc.	1.5%
Stifel Financial Corp.	1.4%

17.4%

MML Small Company Value Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Industrial	27.6%
Financial	20.5%
Consumer, Cyclical	11.8%
Consumer, Non-cyclical	10.7%
Basic Materials	9.3%
Energy	6.3%
Utilities	4.3%
Technology	4.0%
Communications	3.0%
Mutual Funds	0.4%

Total Long-Term Investments	97.9%
Short-Term Investments and Other Assets and Liabilities	2.1%

Net Assets	100.0%

14

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML Small/Mid Cap Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in securities that the subadviser believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small- and mid-cap companies. The Fund’s subadviser is AllianceBernstein L.P. (AllianceBernstein).

MML Small/Mid Cap Value Fund Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Bristow Group, Inc.	1.4%
Health Net, Inc.	1.4%
NiSource, Inc.	1.3%
NV Energy, Inc.	1.3%
Portland General Electric Co.	1.3%
UGI Corp.	1.3%
CapitalSource, Inc.	1.3%
Insight Enterprises, Inc.	1.3%
Aircastle Ltd.	1.3%
BRE Properties, Inc.	1.3%

13.2%

MML Small/Mid Cap Value Fund Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Financial	25.0%
Consumer, Cyclical	14.4%
Industrial	13.7%
Consumer, Non-cyclical	13.6%
Utilities	9.5%
Energy	6.9%
Basic Materials	4.9%
Technology	3.9%
Communications	3.5%

Total Long-Term Investments	95.4%
Short-Term Investments and Other Assets and Liabilities	4.6%

Net Assets	100.0%

MML Small/Mid Cap Value Fund Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United States	82.8%
Bermuda	7.2%
Singapore	1.1%
Taiwan	1.1%
United Kingdom	0.9%
Liberia	0.9%
Puerto Rico	0.9%
Canada	0.5%

Total Long-Term Investments	95.4%
Short-Term Investments and Other Assets and Liabilities	4.6%

Net Assets	100.0%

15

MML Asset Allocation Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 61.7%

COMMON STOCK — 61.7%
Aerospace & Defense — 1.0%
The Boeing Co.	7,500	$554,475
United Technologies Corp.	9,700	858,547

		1,413,022

Agriculture — 1.3%
Philip Morris International, Inc.	26,100	1,742,697

Apparel — 0.2%
Nike, Inc. Class B	3,300	296,934

Automotive & Parts — 0.0%
TRW Automotive Holdings Corp. (a)	1,000	59,030

Banks — 0.5%
Bank of New York Mellon Corp.	4,300	110,166
BB&T Corp.	20,600	552,904

		663,070

Beverages — 0.8%
PepsiCo, Inc.	16,100	1,133,923

Biotechnology — 0.4%
Seattle Genetics, Inc. (a)	29,000	595,080

Chemicals — 1.2%
Air Products & Chemicals, Inc.	7,900	755,082
Monsanto Co.	12,600	914,004

		1,669,086

Commercial Services — 1.5%
Iron Mountain, Inc.	18,000	613,620
MasterCard, Inc. Class A	800	241,072
Visa, Inc. Class A	14,100	1,188,066

		2,042,758

Computers — 1.5%
Accenture PLC Class A	3,000	181,260
Apple, Inc. (a)	1,600	537,072
International Business Machines Corp.	7,500	1,286,625
Jack Henry & Associates, Inc.	3,900	117,039

		2,121,996

Cosmetics & Personal Care — 1.4%
Avon Products, Inc.	48,300	1,352,400
Colgate-Palmolive Co.	3,900	340,899
The Procter & Gamble Co.	4,100	260,637

		1,953,936

Diversified Financial — 3.0%
The Charles Schwab Corp.	121,000	1,990,450
The Goldman Sachs Group, Inc.	9,100	1,211,119
JP Morgan Chase & Co.	15,100	618,194
NYSE Euronext	5,400	185,058
T. Rowe Price Group, Inc.	3,100	187,054

		4,191,875

	Number of Shares	Value
Electric — 0.4%
Edison International	4,900	$189,875
PG&E Corp.	7,600	319,428
PPL Corp.	4,200	116,886

		626,189

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	9,500	534,375

Electronics — 1.1%
Flextronics International Ltd. (a)	80,300	515,526
Jabil Circuit, Inc.	12,600	254,520
Mettler-Toledo International, Inc. (a)	1,300	219,271
TE Connectivity Ltd.	14,100	518,316

		1,507,633

Engineering & Construction — 0.4%
Jacobs Engineering Group, Inc. (a)	12,500	540,625

Entertainment — 0.2%
DreamWorks Animation SKG, Inc. Class A (a)	12,800	257,280

Environmental Controls — 0.5%
Republic Services, Inc.	23,600	728,060

Foods — 0.9%
Kraft Foods, Inc. Class A	34,344	1,209,939

Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	2,800	201,740

Health Care – Products — 0.7%
Boston Scientific Corp. (a)	134,900	932,159

Health Care – Services — 1.7%
AMERIGROUP Corp. (a)	18,800	1,324,836
Centene Corp. (a)	4,500	159,885
Universal Health Services, Inc. Class B	15,900	819,327

		2,304,048

Insurance — 3.2%
ACE Ltd.	13,100	862,242
The Allstate Corp.	74,300	2,268,379
Aon Corp.	11,100	569,430
Berkshire Hathaway, Inc. Class B (a)	1,700	131,563
The Progressive Corp.	25,600	547,328

		4,378,942

Internet — 1.5%
Google, Inc. Class A (a)	4,040	2,045,775

Iron & Steel — 2.2%
Allegheny Technologies, Inc.	25,600	1,624,832
Cliffs Natural Resources, Inc.	11,300	1,044,685
Nucor Corp.	10,000	412,200

		3,081,717

The accompanying notes are an integral part of the financial statements.

16

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	3,300	$351,318

Manufacturing — 1.2%
Danaher Corp.	15,400	816,046
General Electric Co.	26,200	494,132
Illinois Tool Works, Inc.	6,900	389,781

		1,699,959

Media — 5.0%
CBS Corp. Class B	39,100	1,113,959
Comcast Corp. Class A	79,200	2,006,928
Gannett Co., Inc.	74,500	1,066,840
Nielsen Holdings NV (a)	3,300	102,828
Scripps Networks Interactive Class A	13,300	650,104
Time Warner Cable, Inc.	18,600	1,451,544
Viacom, Inc. Class B	10,300	525,300

		6,917,503

Mining — 1.0%
Barrick Gold Corp.	17,800	806,162
Freeport-McMoRan Copper & Gold, Inc.	9,800	518,420

		1,324,582

Oil & Gas — 5.6%
Anadarko Petroleum Corp.	19,400	1,489,144
Cenovus Energy, Inc.	32,000	1,205,120
Chevron Corp.	9,000	925,560
Cobalt International Energy, Inc. (a)	19,500	265,785
Encana Corp.	27,500	846,725
Noble Energy, Inc.	15,700	1,407,191
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	17,800	1,266,114
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	4,600	330,050

		7,735,689

Oil & Gas Services — 4.9%
Baker Hughes, Inc.	9,300	674,808
Halliburton Co.	43,300	2,208,300
Schlumberger Ltd.	21,200	1,831,680
Transocean Ltd.	8,300	535,848
Weatherford International Ltd. (a)	81,100	1,520,625

		6,771,261

Pharmaceuticals — 2.5%
Allergan, Inc.	16,200	1,348,650
Pharmasset, Inc. (a)	6,800	762,960
Shire PLC Sponsored ADR (United Kingdom)	14,800	1,394,308

		3,505,918

Pipelines — 0.2%
TransCanada Corp.	7,000	306,880

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.2%
Ventas, Inc.	4,500	$237,195

Retail — 4.7%
Coach, Inc.	17,600	1,125,168
The Home Depot, Inc.	11,300	409,286
Lowe’s Cos., Inc.	15,000	349,650
McDonald’s Corp.	3,200	269,824
Target Corp.	36,600	1,716,906
Tiffany & Co.	22,700	1,782,404
Urban Outfitters, Inc. (a)	32,800	923,320

		6,576,558

Semiconductors — 2.5%
Broadcom Corp. Class A (a)	33,000	1,110,120
Freescale Semiconductor Holdings I Ltd. (a)	10,200	187,578
KLA-Tencor Corp.	17,000	688,160
Maxim Integrated Products, Inc.	40,700	1,040,292
Microchip Technology, Inc.	10,700	405,637

		3,431,787

Software — 2.5%
Cerner Corp. (a)	21,600	1,319,976
Microsoft Corp.	22,800	592,800
Oracle Corp.	47,900	1,576,389

		3,489,165

Telecommunications — 3.1%
American Tower Corp. Class A (a)	29,700	1,554,201
Cisco Systems, Inc.	14,300	223,223
Juniper Networks, Inc. (a)	37,200	1,171,800
MetroPCS Communications, Inc. (a)	9,600	165,216
Qualcomm, Inc.	20,100	1,141,479

		4,255,919

Toys, Games & Hobbies — 0.4%
Nintendo Co. Ltd. Sponsored ADR (Japan)	23,500	547,550

Transportation — 1.6%
FedEx Corp.	10,700	1,014,895
Norfolk Southern Corp.	16,900	1,266,317

		2,281,212

TOTAL COMMON STOCK (Cost $68,164,303)		85,664,385

TOTAL EQUITIES (Cost $68,164,303)		85,664,385

The accompanying notes are an integral part of the financial statements.

17

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 33.0%

CORPORATE DEBT — 11.5%
Aerospace & Defense — 0.5%
Lockheed Martin Corp. (b) 5.970% 6/01/40	$378,000	$389,682
Raytheon Co. 6.400% 12/15/18	60,000	70,907
TransDigm, Inc. (b) 7.750% 12/15/18	200,000	210,000

		670,589

Auto Manufacturers — 0.2%
Volvo Treasury AB (b) 5.950% 4/01/15	230,000	254,426

Banks — 1.6%
Bank of America Corp. 6.500% 8/01/16	550,000	613,390
CoBank ACB FRN (b) 0.847% 6/15/22	295,000	263,664
HBOS PLC (b) 6.750% 5/21/18	100,000	96,234
HSBC Bank PLC (b) 4.750% 1/19/21	525,000	525,868
The Royal Bank of Scotland PLC 6.125% 1/11/21	250,000	256,278
Societe Generale (b) 5.750% 4/20/16	100,000	99,920
US AgBank FCB VRN (b) 6.110% 12/31/49	345,000	229,760
Wells Fargo & Co. 4.600% 4/01/21	100,000	100,555

		2,185,669

Biotechnology — 0.0%
Biogen Idec, Inc. 6.000% 3/01/13	35,000	37,445

Chemicals — 0.3%
Georgia Gulf Corp. (b) 9.000% 1/15/17	200,000	213,000
Lyondell Chemical Co. (b) 8.000% 11/01/17	140,000	155,750

		368,750

Commercial Services — 0.2%
Altegrity, Inc. (Acquired 11/20/08, Cost $74,054) (b) (c) 10.500% 11/01/15	100,000	103,500
Dartmouth College 4.750% 6/01/19	175,000	188,858

		292,358

Diversified Financial — 2.9%
CIT Group, Inc. 7.000% 5/01/16	200,000	199,250

	Principal Amount	Value
Citigroup, Inc. 6.125% 11/21/17	$475,000	$524,616
Federal National Mortgage Association 2.750% 3/13/14	2,075,000	2,176,571
Ford Motor Credit Co. LLC 8.000% 12/15/16	200,000	224,897
The Goldman Sachs Group, Inc. 6.250% 2/01/41	475,000	478,881
JPMorgan Chase & Co. 4.250% 10/15/20	200,000	195,667
Morgan Stanley 5.750% 1/25/21	200,000	202,366

		4,002,248

Electric — 0.9%
The AES Corp. 7.750% 10/15/15	100,000	106,750
The Cleveland Electric Illuminating Co. 8.875% 11/15/18	110,000	140,983
Consumers Energy Co. 6.700% 9/15/19	250,000	299,867
Consumers Energy Co. Series M 5.500% 8/15/16	65,000	73,241
Edison Mission Energy 7.750% 6/15/16	175,000	157,500
Northern States Power Co. 4.850% 8/15/40	450,000	430,448
Ohio Edison Co. 6.400% 7/15/16	25,000	28,540
PacifiCorp 6.000% 1/15/39	30,000	33,120

		1,270,449

Entertainment — 0.1%
AMC Entertainment, Inc. 8.750% 6/01/19	175,000	184,625

Foods — 0.2%
Kraft Foods, Inc. 5.375% 2/10/20	250,000	273,299

Health Care – Services — 0.2%
HCA, Inc. 6.375% 1/15/15	100,000	102,000
HCA, Inc. 9.250% 11/15/16	150,000	159,187

		261,187

Insurance — 0.2%
Berkshire Hathaway Finance Corp. 4.600% 5/15/13	120,000	128,014
Monumental Global Funding III FRN (b) 0.478% 1/15/14	170,000	164,353

		292,367

The accompanying notes are an integral part of the financial statements.

18

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Construction & Mining — 0.0%
Atlas Copco AB (b) 5.600% 5/22/17	$50,000	$55,625

Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250% 10/30/17	150,000	155,438
Comcast Corp. 6.400% 3/01/40	500,000	535,112
News America, Inc. (b) 6.150% 2/15/41	250,000	247,659
News America, Inc. 6.650% 11/15/37	50,000	53,585
Time Warner, Inc. 5.875% 11/15/16	70,000	80,013

		1,071,807

Oil & Gas — 0.3%
Statoil ASA 2.900% 10/15/14	365,000	382,941

Pharmaceuticals — 0.1%
AstraZeneca PLC 5.400% 9/15/12	50,000	52,904
Express Scripts, Inc. 7.250% 6/15/19	95,000	113,626

		166,530

Pipelines — 0.5%
Kinder Morgan Energy Partners LP 5.125% 11/15/14	65,000	71,347
Kinder Morgan Energy Partners LP 5.950% 2/15/18	250,000	278,544
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	70,000	78,486
TransCanada PipeLines Ltd. 6.200% 10/15/37	225,000	242,816

		671,193

Real Estate Investment Trusts (REITS) — 0.5%
Brandywine Operating Partners LP 4.950% 4/15/18	65,000	65,898
Developers Diversified Realty Corp. 4.750% 4/15/18	250,000	246,438
ProLogis LP 7.375% 10/30/19	375,000	427,616

		739,952

Retail — 0.5%
Michaels Stores, Inc. (b) 7.750% 11/01/18	150,000	150,375
New Albertsons, Inc. 7.250% 5/01/13	275,000	281,188
Wal-Mart Stores, Inc. 4.875% 7/08/40	225,000	210,000

		641,563

	Principal Amount	Value
Savings & Loans — 0.3%
Teco Finance, Inc. 5.150% 3/15/20	$425,000	$450,688

Software — 0.5%
First Data Corp. (b) 8.250% 1/15/21	94,000	92,120
First Data Corp. (b) 8.750% 1/15/22	94,000	91,885
First Data Corp. 9.875% 9/24/15	22,000	22,330
First Data Corp. (b) 12.625% 1/15/21	189,000	202,230
Oracle Corp. 6.125% 7/08/39	250,000	278,115

		686,680

Telecommunications — 0.6%
Nextel Communications, Inc. Series D 7.375% 8/01/15	175,000	175,000
Telecom Italia Capital SA 5.250% 10/01/15	50,000	51,981
Telecom Italia Capital SA 6.375% 11/15/33	25,000	22,294
Telecom Italia Capital SA 7.721% 6/04/38	250,000	248,627
Verizon Communications, Inc. 6.000% 4/01/41	250,000	261,061

		758,963

Transportation — 0.1%
Norfolk Southern Corp. 5.750% 4/01/18	50,000	56,605
Norfolk Southern Corp. 7.050% 5/01/37	30,000	36,421
Union Pacific Corp. (b) 4.163% 7/15/22	104,000	102,952

		195,978

Water — 0.0%
Veolia Environnement 5.250% 6/03/13	50,000	53,608

TOTAL CORPORATE DEBT (Cost $15,339,576)		15,968,940

MUNICIPAL OBLIGATIONS — 0.4%
State of California BAB 7.625% 3/01/40	500,000	575,605

TOTAL MUNICIPAL OBLIGATIONS (Cost $518,480)		575,605

The accompanying notes are an integral part of the financial statements.

19

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Commercial MBS — 1.7%
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (b) 3.742% 11/10/46	$496,451	$508,948
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 VRN 5.224% 4/10/37	800,000	856,486
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3, Class A4 (b) 4.717% 2/16/46	400,000	404,072
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4 VRN 5.197% 11/15/30	550,000	594,715

		2,364,221

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,206,953)		2,364,221

SOVEREIGN DEBT OBLIGATIONS — 1.7%
Brazilian Government International Bond BRL (d) 12.500% 1/05/16	400,000	301,797
Croatia Government International Bond (e) 6.750% 11/05/19	100,000	108,000
Indonesia Government Bond IDR (d) 9.500% 6/15/15	950,000,000	121,382
Indonesia Government Bond IDR (d) 10.750% 5/15/16	85,000,000	11,496
Indonesia Government Bond IDR (d) 11.000% 10/15/14	75,000,000	9,878
Indonesia Government Bond IDR (d) 12.500% 3/15/13	80,000,000	10,298
Indonesia Government Bond IDR (d) 12.800% 6/15/21	95,000,000	15,022
Mexican Bonos MXN (d) 7.750% 12/14/17	1,400,000	127,724
Republic of Argentina VRN 0.000% 12/15/35	225,000	39,600
Republic of Argentina 8.280% 12/31/33	97,571	86,107
Republic of Colombia COP (d) 9.850% 6/28/27	52,000,000	37,632
Republic of Colombia COP (d) 12.000% 10/22/15	155,000,000	111,155
Republic of Hungary Government Bond HUF (d) 6.500% 6/24/19	3,000,000	15,440

	Principal Amount	Value
Republic of Hungary International Bond 6.250% 1/29/20	$250,000	$264,000
Republic of Hungary International Bond 7.625% 3/29/41	350,000	377,562
Republic of Iraq (e) 5.800% 1/15/28	250,000	225,625
Republic of Venezuela 9.250% 9/15/27	75,000	56,512
Republic of Venezuela 9.375% 1/13/34	80,000	57,000
South Africa Government Bond ZAR (d) 7.250% 1/15/20	200,000	27,392
South Africa Government Bond ZAR (d) 8.250% 9/15/17	250,000	37,124
Thailand Government Bond THB (d) 3.625% 5/22/15	1,325,000	43,041
Thailand Government Bond THB (d) 5.250% 5/12/14	775,000	26,340
Turkey Government Bond TRY (d) 10.000% 2/15/12	173,219	112,864
Turkey Government International Bond 6.750% 5/30/40	100,000	107,750
United Mexican States MXN (d) 10.000% 12/05/24	300,000	31,576

		2,362,317

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,167,253)		2,362,317

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 13.0%
Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp., Series 3233, Class PA 6.000% 10/15/36	70,585	78,580
Federal Home Loan Mortgage Corp., Series 3312, Class PA 5.500% 5/15/37	82,406	90,142
Federal National Mortgage Association, Series 2007-33, Class HE 5.500% 4/25/37	106,285	116,824
Federal National Mortgage Association, Series 2007-40, Class PT 5.500% 5/25/37	225,872	246,769

		532,315

Pass-Through Securities — 12.6%
Federal Home Loan Mortgage Corp. Pool #A74199 5.000% 2/01/38	501,148	532,313
Pool #G03865 5.500% 12/01/37	299,425	323,800
Pool #G04553 6.500% 9/01/38	17,885	20,100

The accompanying notes are an integral part of the financial statements.

20

MML Asset Allocation Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Pool #AH9052 4.000% 4/01/41	$1,294,726	$1,296,597
Pool #931195 4.500% 5/01/24	716,312	760,522
Pool #AB1068 4.500% 5/01/25	641,267	680,244
Pool #AH7009 4.500% 3/01/41	2,527,448	2,618,476
Pool #891908 5.500% 6/01/21	329,859	358,490
Pool #888352 5.500% 5/01/37	758,343	824,876
Pool #929318 5.500% 3/01/38	68,779	74,469
Pool #888408 6.000% 3/01/37	38,640	42,130
Pool #888637 6.000% 9/01/37	194,107	213,457
Pool #944066 6.500% 7/01/37	96,548	107,942
Pool #256860 6.500% 8/01/37	11,566	12,931
Pool #995230 6.500% 1/01/39	21,446	24,245
Pool #995231 6.500% 1/01/39	624,138	705,593
Pool #888373 7.000% 3/01/37	91,071	101,430
Pool #955210 7.000% 12/01/37	28,649	31,908
Pool #256975 7.000% 10/01/47	23,265	25,912
Federal National Mortgage Association TBA Pool #21695 5.000% 8/01/36 (f)	1,234,000	1,307,413
Pool #45746 5.500% 4/01/35 (f)	82,000	88,695
Pool #52960 6.000% 9/01/35 (f)	1,953,000	2,146,164
Government National Mortgage Association TBA Pool #6365 4.500% 7/01/39 (f)	4,904,000	5,175,635

		17,473,342

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $17,566,639)		18,005,657

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds & Notes — 4.7%
U.S. Treasury Bond 4.625% 2/15/40	$1,850,000	$1,928,791
U.S. Treasury Note 2.125% 2/29/16	2,500,000	2,559,570
U.S. Treasury Note 3.125% 5/15/19	2,025,000	2,090,971

		6,579,332

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,514,329)		6,579,332

TOTAL BONDS & NOTES (Cost $44,313,230)		45,856,072

TOTAL LONG-TERM INVESTMENTS (Cost $112,477,533)		131,520,457

SHORT-TERM INVESTMENTS — 10.8%
Repurchase Agreement — 10.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (g)	14,914,699	14,914,699

TOTAL SHORT-TERM INVESTMENTS (Cost $14,914,699)		14,914,699

TOTAL INVESTMENTS — 105.5% (Cost $127,392,232) (h)		146,435,156

Other Assets/ (Liabilities) — (5.5)%		(7,588,711)

NET ASSETS — 100.0%		$138,846,445

Notes to Portfolio of Investments

ADR	American Depositary Receipt
BAB	Build America Bond
BRL	Brazilian Real
COP	Colombian Peso
FRN	Floating Rate Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced
THB	Thai Baht
TRY	New Turkish Lira
VRN	Variable Rate Note
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

21

MML Asset Allocation Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $4,640,509 or 3.34% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2011, these securities amounted to a value of $103,500 or 0.07% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2011, these securities amounted to a value of $333,625 or 0.24% of net assets.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Maturity value of $14,914,703. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $15,217,178.
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

22

MML Concentrated Growth Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Aerospace & Defense — 5.1%
Goodrich Corp.	21,100	$2,015,050
United Technologies Corp.	34,800	3,080,148

		5,095,198

Airlines — 2.0%
Southwest Airlines Co.	176,900	2,020,198

Apparel — 1.9%
Nike, Inc. Class B	21,400	1,925,572

Banks — 2.1%
Wells Fargo & Co.	75,000	2,104,500

Beverages — 6.0%
Diageo PLC Sponsored ADR (United Kingdom)	36,700	3,004,629
PepsiCo, Inc.	43,000	3,028,490

		6,033,119

Biotechnology — 5.6%
Celgene Corp. (a)	66,600	4,017,312
Myriad Genetics, Inc. (a)	70,900	1,610,139

		5,627,451

Chemicals — 2.1%
Monsanto Co.	28,700	2,081,898

Coal — 4.0%
CONSOL Energy, Inc.	81,200	3,936,576

Commercial Services — 2.2%
Quanta Services, Inc. (a)	108,500	2,191,700

Computers — 7.2%
Apple, Inc. (a)	9,600	3,222,432
EMC Corp. (a)	145,400	4,005,770

		7,228,202

Cosmetics & Personal Care — 2.8%
The Procter & Gamble Co.	43,300	2,752,581

Diversified Financial — 7.9%
American Express Co.	45,200	2,336,840
BlackRock, Inc.	16,800	3,222,408
The Charles Schwab Corp.	143,300	2,357,285

		7,916,533

Environmental Controls — 1.7%
Nalco Holding Co.	61,700	1,715,877

Health Care – Products — 6.7%
Johnson & Johnson	48,800	3,246,176
Medtronic, Inc.	88,200	3,398,346

		6,644,522

	Number of Shares	Value
Internet — 8.9%
Amazon.com, Inc. (a)	10,850	$2,218,717
eBay, Inc. (a)	94,500	3,049,515
F5 Networks, Inc. (a)	18,700	2,061,675
Rackspace Hosting, Inc. (a)	35,400	1,512,996

		8,842,903

Manufacturing — 3.2%
3M Co.	33,100	3,139,535

Oil & Gas — 3.2%
Nabors Industries Ltd. (a)	131,100	3,230,304

Oil & Gas Services — 2.0%
Halliburton Co.	39,900	2,034,900

Pharmaceuticals — 3.2%
Abbott Laboratories	60,000	3,157,200

Retail — 3.2%
Lowe’s Cos., Inc.	135,200	3,151,512

Software — 12.8%
Adobe Systems, Inc. (a)	137,900	4,336,955
Autodesk, Inc. (a)	44,900	1,733,140
Microsoft Corp.	145,400	3,780,400
Nuance Communications, Inc. (a)	95,500	2,050,385
Red Hat, Inc. (a)	18,500	849,150

		12,750,030

Telecommunications — 6.0%
Cisco Systems, Inc.	195,400	3,050,194
Qualcomm, Inc.	52,500	2,981,475

		6,031,669

TOTAL COMMON STOCK (Cost $86,148,381)		99,611,980

TOTAL EQUITIES (Cost $86,148,381)		99,611,980

TOTAL LONG-TERM INVESTMENTS (Cost $86,148,381)		99,611,980

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$313,035	313,035

TOTAL SHORT-TERM INVESTMENTS (Cost $313,035)		313,035

The accompanying notes are an integral part of the financial statements.

23

MML Concentrated Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.1% (Cost $86,461,416) (c)	$99,925,015

Other Assets/(Liabilities) — (0.1)%	(67,542)

NET ASSETS — 100.0%	$99,857,473

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $313,036. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $322,522.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

24

MML Equity Income Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.7%

COMMON STOCK — 95.0%
Aerospace & Defense — 1.4%
The Boeing Co.	68,500	$5,064,205
Lockheed Martin Corp.	37,800	3,060,666

		8,124,871

Agriculture — 0.4%
Archer-Daniels-Midland Co.	70,200	2,116,530

Auto Manufacturers — 0.3%
General Motors Co. (a)	48,000	1,457,280

Banks — 8.3%
Bank of America Corp.	637,577	6,987,844
Bank of New York Mellon Corp.	148,900	3,814,818
Capital One Financial Corp.	74,100	3,828,747
KeyCorp	240,100	2,000,033
Northern Trust Corp.	82,900	3,810,084
PNC Financial Services Group, Inc.	67,100	3,999,831
Regions Financial Corp.	275,200	1,706,240
SunTrust Banks, Inc.	173,400	4,473,720
U.S. Bancorp	297,900	7,599,429
Wells Fargo & Co.	312,800	8,777,168

		46,997,914

Beverages — 1.3%
Molson Coors Brewing Co. Class B	39,800	1,780,652
PepsiCo, Inc.	81,800	5,761,174

		7,541,826

Biotechnology — 0.7%
Amgen, Inc. (a)	71,000	4,142,850

Building Materials — 0.6%
Masco Corp.	215,500	2,592,465
USG Corp. (a)	77,000	1,104,180

		3,696,645

Chemicals — 2.3%
E.I. du Pont de Nemours & Co.	61,000	3,297,050
International Flavors & Fragrances, Inc.	56,700	3,642,408
Monsanto Co.	83,700	6,071,598

		13,011,056

Commercial Services — 0.2%
H&R Block, Inc.	75,000	1,203,000

Computers — 2.1%
Computer Sciences Corp.	145,800	5,534,568
Hewlett-Packard Co.	177,000	6,442,800

		11,977,368

Cosmetics & Personal Care — 1.0%
Avon Products, Inc.	207,300	5,804,400

	Number of Shares	Value
Distribution & Wholesale — 0.5%
Genuine Parts Co.	50,500	$2,747,200

Diversified Financial — 7.0%
American Express Co.	230,000	11,891,000
JP Morgan Chase & Co.	351,500	14,390,410
Legg Mason, Inc.	145,200	4,756,752
Morgan Stanley	81,100	1,866,111
NYSE Euronext	77,400	2,652,498
SLM Corp.	240,000	4,034,400

		39,591,171

Electric — 6.8%
CenterPoint Energy, Inc.	45,200	874,620
Constellation Energy Group, Inc.	145,500	5,523,180
Duke Energy Corp.	163,700	3,082,471
Entergy Corp.	90,500	6,179,340
Exelon Corp.	147,800	6,331,752
FirstEnergy Corp.	57,500	2,538,625
Pinnacle West Capital Corp.	63,100	2,812,998
PPL Corp.	94,600	2,632,718
Progress Energy, Inc.	80,900	3,884,009
TECO Energy, Inc.	59,600	1,125,844
Xcel Energy, Inc.	153,700	3,734,910

		38,720,467

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	39,800	2,238,750

Entertainment — 0.2%
The Madison Square Garden Co. Class A (a)	39,225	1,079,864

Foods — 2.7%
Campbell Soup Co.	92,500	3,195,875
ConAgra Foods, Inc.	138,800	3,582,428
General Mills, Inc.	11,500	428,030
The Hershey Co.	103,300	5,872,605
McCormick & Co., Inc.	47,500	2,354,575

		15,433,513

Forest Products & Paper — 2.1%
International Paper Co.	221,100	6,593,202
MeadWestvaco Corp.	102,700	3,420,937
Weyerhaeuser Co.	95,842	2,095,106

		12,109,245

Gas — 0.9%
NiSource, Inc.	259,900	5,262,975

Health Care – Products — 1.4%
Johnson & Johnson	117,900	7,842,708

Home Furnishing — 1.0%
Whirlpool Corp.	70,200	5,708,664

Household Products — 3.9%
Avery Dennison Corp.	76,000	2,935,880

The accompanying notes are an integral part of the financial statements.

25

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Clorox Co.	88,000	$5,934,720
Fortune Brands, Inc.	115,500	7,365,435
Kimberly-Clark Corp.	89,600	5,963,776

		22,199,811

Insurance — 3.6%
The Allstate Corp.	175,300	5,351,909
The Chubb Corp.	37,800	2,366,658
Lincoln National Corp.	127,600	3,635,324
Marsh & McLennan Cos., Inc.	195,100	6,085,169
Sun Life Financial, Inc.	100,900	3,035,072

		20,474,132

Iron & Steel — 0.9%
Nucor Corp.	128,000	5,276,160

Leisure Time — 0.5%
Harley-Davidson, Inc.	72,700	2,978,519

Lodging — 0.5%
Marriott International, Inc. Class A	77,564	2,752,746

Manufacturing — 7.8%
3M Co.	93,300	8,849,505
Cooper Industries PLC Class A	64,700	3,860,649
General Electric Co.	745,100	14,052,586
Honeywell International, Inc.	112,400	6,697,916
Illinois Tool Works, Inc.	126,900	7,168,581
ITT Corp.	64,300	3,789,199

		44,418,436

Media — 5.3%
Cablevision Systems Corp. Class A	122,300	3,343,056
Comcast Corp. Class A	126,000	3,192,840
The McGraw-Hill Cos., Inc.	142,500	5,972,175
The New York Times Co. Class A (a)	180,500	1,573,960
Time Warner, Inc.	217,633	7,915,312
The Walt Disney Co.	157,500	6,148,800
WPP PLC	141,000	1,765,242

		29,911,385

Mining — 0.7%
Vulcan Materials Co.	106,500	4,103,445

Oil & Gas — 11.2%
Anadarko Petroleum Corp.	81,400	6,248,264
BP PLC Sponsored ADR (United Kingdom)	89,500	3,963,955
Chevron Corp.	150,100	15,436,284
ConocoPhillips	48,700	3,661,753
Diamond Offshore Drilling, Inc.	27,800	1,957,398
Exxon Mobil Corp.	155,200	12,630,176
Murphy Oil Corp.	106,500	6,992,790
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	148,100	10,534,353
Sunoco, Inc.	60,000	2,502,600

		63,927,573

	Number of Shares	Value
Oil & Gas Services — 1.6%
Baker Hughes, Inc.	28,500	$2,067,960
Schlumberger Ltd.	78,700	6,799,680

		8,867,640

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	149,200	4,320,832
Eli Lilly & Co.	67,800	2,544,534
Merck & Co., Inc.	168,600	5,949,894
Pfizer, Inc.	303,754	6,257,333

		19,072,593

Pipelines — 0.5%
Spectra Energy Corp.	93,850	2,572,429

Retail — 2.6%
The Home Depot, Inc.	214,700	7,776,434
Macy’s, Inc.	90,700	2,652,068
Staples, Inc.	241,800	3,820,440
Tiffany & Co.	6,700	526,084

		14,775,026

Semiconductors — 1.6%
Analog Devices, Inc.	106,700	4,176,238
Applied Materials, Inc.	276,000	3,590,760
Texas Instruments, Inc.	38,400	1,260,672

		9,027,670

Software — 1.6%
Electronic Arts, Inc. (a)	95,300	2,249,080
Microsoft Corp.	261,300	6,793,800

		9,042,880

Telecommunications — 5.8%
AT&T, Inc.	332,500	10,443,825
CenturyLink, Inc.	95,105	3,845,095
Cisco Systems, Inc.	211,800	3,306,198
Harris Corp.	128,700	5,799,222
Telefonica SA	101,800	2,489,412
Verizon Communications, Inc.	129,200	4,810,116
Vodafone Group PLC	829,200	2,203,708

		32,897,576

Toys, Games & Hobbies — 0.9%
Mattel, Inc.	182,100	5,005,929

Transportation — 1.0%
United Parcel Service, Inc. Class B	77,600	5,659,368

TOTAL COMMON STOCK (Cost $462,212,416)		539,771,615

PREFERRED STOCK — 0.7%
Auto Manufacturers — 0.7%
General Motors Co. 4.750%	83,350	4,062,479

TOTAL PREFERRED STOCK (Cost $4,171,345)		4,062,479

TOTAL EQUITIES (Cost $466,383,761)		543,834,094

The accompanying notes are an integral part of the financial statements.

26

MML Equity Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.2%
Diversified Financial — 1.2%
T. Rowe Price Reserve Investment Fund	6,812,445	$6,812,445

TOTAL MUTUAL FUNDS (Cost $6,812,445)		6,812,445

TOTAL LONG-TERM INVESTMENTS (Cost $473,196,206)		550,646,539

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$11,706,555	11,706,555

TOTAL SHORT-TERM INVESTMENTS (Cost $11,706,555)		11,706,555

TOTAL INVESTMENTS —98.9% (Cost $484,902,761) (c)		562,353,094

Other Assets/(Liabilities) — 1.1%		6,011,091

NET ASSETS — 100.0%		$568,364,185

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $11,706,558. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $11,941,824.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

27

MML Foreign Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 96.3%
Aerospace & Defense — 1.4%
BAE Systems PLC	609,590	$3,116,257
Embraer SA Sponsored ADR (Brazil)	53,130	1,635,342

		4,751,599

Auto Manufacturers — 2.2%
Bayerische Motoren Werke AG	9,871	983,610
Nissan Motor Co. Ltd.	275,470	2,891,682
Toyota Motor Corp. Sponsored ADR (Japan)	47,390	3,905,884

		7,781,176

Automotive & Parts — 1.4%
Cie Generale des Etablissements Michelin Class B	49,970	4,887,293

Banks — 8.5%
Banco Espirito Santo SA	472,526	1,760,284
Banco Santander SA	104,831	1,209,588
Credit Agricole SA	207,090	3,114,579
DBS Group Holdings, Ltd.	573,479	6,864,323
HSBC Holdings PLC	237,600	2,362,979
ICICI Bank Ltd. Sponsored ADR (India)	84,850	4,183,105
Intesa Sanpaolo	652,932	1,736,400
KB Financial Group, Inc. Sponsored ADR (Republic of Korea)	80,670	3,856,026
Mitsubishi UFJ Financial Group, Inc.	228,100	1,110,453
Nordea Bank AB	116,605	1,258,443
UniCredit SpA	1,062,833	2,248,030

		29,704,210

Building Materials — 0.9%
CRH PLC	138,562	3,068,358

Chemicals — 2.1%
Akzo Nobel NV	71,210	4,492,120
Lonza Group AG Registered (a)	36,480	2,855,088

		7,347,208

Commercial Services — 2.9%
Adecco SA (a)	51,300	3,289,027
G4S PLC	750,040	3,368,306
Randstad Holding NV	58,153	2,687,604
Rentokil Initial PLC (a)	428,422	653,591

		9,998,528

Computers — 1.1%
Compal Electronics, Inc.	2,144,605	2,634,998
Lite On Technology Corp.	1,038,239	1,373,773

		4,008,771

	Number of Shares	Value
Distribution & Wholesale — 1.7%
ITOCHU Corp.	403,800	$4,200,400
Wolseley PLC	52,829	1,723,005

		5,923,405

Diversified Financial — 0.8%
UBS AG (a)	144,960	2,643,361

Electric — 2.3%
E.ON AG	119,450	3,390,943
Iberdrola SA (a)	382,467	3,403,961
National Grid PLC	138,282	1,360,793

		8,155,697

Electronics — 1.6%
Flextronics International Ltd. (a)	315,340	2,024,483
Koninklijke Philips Electronics NV	135,910	3,488,031

		5,512,514

Food Services — 1.0%
Compass Group PLC	354,702	3,421,553

Foods — 3.7%
Nestle SA	60,190	3,740,764
Tesco PLC	580,210	3,747,276
Unilever PLC	169,667	5,475,287

		12,963,327

Gas — 0.8%
Gaz De France	75,588	2,766,284

Health Care – Services — 0.8%
Rhoen-Klinikum AG	118,083	2,850,406

Holding Company – Diversified — 0.7%
Hutchison Whampoa Ltd.	224,291	2,431,760

Home Furnishing — 0.3%
Sony Corp.	44,235	1,170,882

Insurance — 9.0%
ACE Ltd.	59,484	3,915,237
AIA Group Ltd. (a)	1,336,400	4,659,813
Aviva PLC	595,535	4,193,229
AXA SA	211,767	4,807,959
ING Groep NV (a)	464,460	5,729,252
Muenchener Rueckversicherungs AG	27,060	4,131,120
Swiss Re Ltd. (a)	75,770	4,254,656

		31,691,266

Internet — 1.7%
Check Point Software Technologies Ltd. (a)	35,689	2,028,920
Trend Micro, Inc.	130,600	4,054,690

		6,083,610

Iron & Steel — 0.5%
POSCO ADR (Republic of Korea)	17,281	1,877,062

The accompanying notes are an integral part of the financial statements.

28

MML Foreign Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 0.5%
Alstom SA	30,530	$1,880,245

Manufacturing — 2.4%
Konica Minolta Holdings, Inc.	239,500	1,998,326
Siemens AG	46,736	6,417,080

		8,415,406

Media — 4.0%
British Sky Broadcasting Group PLC	290,384	3,943,891
Pearson PLC	190,234	3,603,513
Reed Elsevier NV	277,543	3,727,274
Vivendi SA	102,380	2,847,041

		14,121,719

Oil & Gas — 9.7%
BP PLC	468,264	3,450,167
ENI SpA	152,092	3,605,566
Petroleo Brasileiro SA Sponsored ADR (Brazil)	122,780	3,766,891
Royal Dutch Shell PLC Class B	188,304	6,721,753
Sasol Ltd. Sponsored ADR (South Africa)	64,700	3,421,983
StatoilHydro ASA	204,250	5,171,744
Talisman Energy, Inc.	147,000	3,019,410
Total SA	84,772	4,902,880

		34,060,394

Oil & Gas Services — 0.9%
SBM Offshore NV	116,456	3,080,562

Packaging & Containers — 0.5%
Rexam PLC	308,610	1,895,733

Pharmaceuticals — 8.4%
Bayer AG	24,730	1,988,194
Celesio AG	71,790	1,431,369
GlaxoSmithKline PLC	226,254	4,844,249
Merck KGaA	35,150	3,819,719
Novartis AG	73,150	4,480,983
Roche Holding AG	33,520	5,607,864
Sanofi	90,688	7,288,960

		29,461,338

Real Estate — 0.9%
Cheung Kong Holdings	221,215	3,253,241

Retail — 1.8%
Kingfisher PLC	886,144	3,800,389
Marks & Spencer Group PLC	434,140	2,518,257

		6,318,646

Semiconductors — 5.6%
Infineon Technologies AG	509,387	5,715,905
Samsung Electronics Co., Ltd.	10,502	8,162,566
Taiwan Semiconductor Manufacturing Co. Ltd.	2,213,275	5,601,967

		19,480,438

	Number of Shares	Value
Software — 1.7%
SAP AG Sponsored ADR (Germany)	95,360	$5,783,584

Telecommunications — 12.9%
China Mobile Ltd.	196,000	1,826,314
China Telecom Corp. Ltd. Class H	8,147,643	5,303,454
France Telecom SA	198,787	4,228,862
Mobile TeleSystems Sponsored ADR (Russia)	114,225	2,172,559
Singapore Telecommunications Ltd.	1,849,000	4,761,797
Singapore Telecommunications Ltd.	239,000	614,686
Telefonaktiebolaget LM Ericsson Sponsored ADR (Sweden)	309,690	4,453,342
Telefonica SA Sponsored ADR (Spain)	282,075	6,908,017
Telekom Austria AG	163,910	2,090,754
Telenor ASA	399,566	6,543,541
Vodafone Group PLC Sponsored ADR (United Kingdom)	240,423	6,424,103

		45,327,429

Toys, Games & Hobbies — 0.7%
Nintendo Co. Ltd.	12,000	2,259,850

Transportation — 0.9%
Deutsche Post AG	172,271	3,308,238

TOTAL COMMON STOCK (Cost $335,743,153)		337,685,093

PREFERRED STOCK — 1.6%
Mining — 1.6%
Vale SA Sponsored ADR (Brazil) 2.630%	191,752	5,553,138

TOTAL PREFERRED STOCK (Cost $2,736,273)		5,553,138

TOTAL EQUITIES (Cost $338,479,426)		343,238,231

TOTAL LONG-TERM INVESTMENTS (Cost $338,479,426)		343,238,231

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$6,657,593	6,657,593

TOTAL SHORT-TERM INVESTMENTS (Cost $6,657,593)		6,657,593

The accompanying notes are an integral part of the financial statements.

29

MML Foreign Fund – Portfolio of Investments (Continued)

Value

TOTAL INVESTMENTS — 99.8% (Cost $345,137,019) (c)	$349,895,824

Other Assets/(Liabilities) — 0.2%	828,061

NET ASSETS — 100.0%	$350,723,885

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,657,595. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $6,793,371.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

30

MML Global Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value

EQUITIES — 99.5%

COMMON STOCK — 99.5%
Advertising — 1.3%
Omnicom Group, Inc.	30,600	$1,473,697

Aerospace & Defense — 1.1%
United Technologies Corp.	13,410	1,186,919

Apparel — 1.8%
Burberry Group PLC	20,944	486,948
Nike, Inc. Class B	15,980	1,437,881

		1,924,829

Banks — 8.2%
Banco Santander SA ADS (Brazil)	55,800	653,418
Bank of New York Mellon Corp.	65,850	1,687,077
Erste Group Bank AG	21,961	1,150,305
ICICI Bank Ltd. Sponsored ADR (India)	9,960	491,028
Julius Baer Group Ltd. (a)	26,523	1,094,776
Komercni Banka AS	1,827	445,325
Standard Chartered PLC	55,268	1,452,312
State Street Corp.	44,760	2,018,229

		8,992,470

Beverages — 7.2%
Diageo PLC	107,928	2,205,199
Dr. Pepper Snapple Group, Inc.	18,920	793,315
Heineken NV	50,867	3,059,496
PepsiCo, Inc.	9,400	662,042
Pernod-Ricard SA	11,871	1,170,152

		7,890,204

Chemicals — 9.9%
Air Liquide	7,829	1,122,222
Akzo Nobel NV	28,520	1,799,119
Givaudan SA Registered (a)	688	727,898
Linde AG	20,118	3,527,217
Monsanto Co.	7,590	550,579
Praxair, Inc.	9,770	1,058,970
The Sherwin-Williams Co.	10,350	868,055
Shin-Etsu Chemical Co. Ltd.	20,800	1,115,696

		10,769,756

Commercial Services — 1.3%
Visa, Inc. Class A	16,390	1,381,021

Computers — 1.9%
Accenture PLC Class A	33,800	2,042,196

Cosmetics & Personal Care — 3.1%
Beiersdorf AG	8,364	542,758
Colgate-Palmolive Co.	17,150	1,499,082
Kao Corp.	12,400	325,882
The Procter & Gamble Co.	16,120	1,024,748

		3,392,470

	Number of Shares	Value
Diversified Financial — 4.4%
Aeon Credit Service Co. Ltd.	20,600	$281,245
American Express Co.	20,240	1,046,408
Deutsche Boerse AG	11,710	888,712
The Goldman Sachs Group, Inc.	9,620	1,280,326
UBS AG (a)	70,251	1,281,034

		4,777,725

Electric — 0.3%
Red Electrica Corp. SA	5,384	325,340

Electrical Components & Equipment — 3.1%
Legrand SA	33,166	1,396,799
Schneider Electric SA	11,738	1,961,090

		3,357,889

Electronics — 2.5%
Amphenol Corp. Class A	8,250	445,417
Hoya Corp.	40,600	899,900
Waters Corp. (a)	13,990	1,339,403

		2,684,720

Entertainment — 0.9%
Ladbrokes PLC	136,334	333,477
William Hill PLC	178,271	654,168

		987,645

Food Services — 1.0%
Compass Group PLC	114,250	1,102,087

Foods — 6.8%
Danone SA	24,784	1,849,243
General Mills, Inc.	9,540	355,079
The J.M. Smucker Co.	12,430	950,149
Nestle SA	57,185	3,554,005
Tesco PLC	111,934	722,924

		7,431,400

Forest Products & Paper — 1.1%
Svenska Cellulosa AB Class B	84,871	1,195,053

Health Care – Products — 5.0%
Johnson & Johnson	15,000	997,800
Medtronic, Inc.	43,070	1,659,487
Sonova Holding AG	5,152	482,253
St. Jude Medical, Inc.	33,210	1,583,453
Synthes, Inc.	1,920	338,095
Zimmer Holdings, Inc. (a)	6,310	398,792

		5,459,880

Health Care – Services — 1.3%
Thermo Fisher Scientific, Inc. (a)	23,000	1,480,970

Holding Company – Diversified — 1.8%
LVMH Moet Hennessy Louis Vuitton SA	11,039	1,986,773

Household Products — 2.4%
Reckitt Benckiser Group PLC	47,672	2,632,128

The accompanying notes are an integral part of the financial statements.

31

MML Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 1.5%
AXA SA	38,098	$864,977
Swiss Re Ltd. (a)	12,990	729,418

		1,594,395

Leisure Time — 0.4%
Harley-Davidson, Inc.	9,960	408,061

Machinery – Diversified — 0.3%
Rockwell Automation, Inc.	3,460	300,190

Manufacturing — 4.0%
3M Co.	21,870	2,074,369
Honeywell International, Inc.	31,940	1,903,305
Smiths Group PLC	19,554	376,931

		4,354,605

Media — 3.4%
The Walt Disney Co.	61,260	2,391,590
WPP PLC	106,612	1,334,723

		3,726,313

Office Equipment/Supplies — 1.1%
Canon, Inc.	24,200	1,154,021

Oil & Gas — 1.3%
Inpex Corp.	139	1,026,199
Royal Dutch Shell PLC Class A	12,536	445,024

		1,471,223

Oil & Gas Services — 1.4%
National Oilwell Varco, Inc.	12,520	979,189
Schlumberger Ltd.	6,800	587,520

		1,566,709

Pharmaceuticals — 4.7%
Bayer AG	22,562	1,813,896
DENTSPLY International, Inc.	24,590	936,387
Merck KGaA	11,938	1,297,292
Roche Holding AG	6,439	1,077,238

		5,124,813

Retail — 5.5%
Abercrombie & Fitch Co. Class A	2,580	172,654
Cie Financiere Richemont SA	21,083	1,380,576
Hennes & Mauritz AB Class B	16,170	557,282
Lawson, Inc.	4,900	257,349
Sally Beauty Holdings, Inc. (a)	21,660	370,386
Target Corp.	24,300	1,139,913
Urban Outfitters, Inc. (a)	11,200	315,280
Walgreen Co.	41,660	1,768,883

		5,962,323

Semiconductors — 1.5%
Intel Corp.	24,630	545,801
Samsung Electronics Co., Ltd.	1,413	1,098,239

		1,644,040

	Number of Shares	Value
Software — 2.9%
Autodesk, Inc. (a)	6,850	$264,410
Dassault Systemes SA	9,448	804,426
Oracle Corp.	63,070	2,075,634

		3,144,470

Telecommunications — 1.3%
Cisco Systems, Inc.	91,370	1,426,285

Transportation — 3.8%
Canadian National Railway Co.	24,510	1,958,349
Kuehne & Nagel International AG	1,920	291,411
TNT Express NV (a)	37,178	385,591
United Parcel Service, Inc. Class B	20,180	1,471,727

		4,107,078

TOTAL COMMON STOCK (Cost $80,961,529)		108,459,698

TOTAL EQUITIES (Cost $80,961,529)		108,459,698

TOTAL LONG-TERM INVESTMENTS (Cost $80,961,529)		108,459,698

	Principal Amount

SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$414,972	414,972

TOTAL SHORT-TERM INVESTMENTS (Cost $414,972)		414,972

TOTAL INVESTMENTS — 99.9% (Cost $81,376,501) (c)		108,874,670

Other Assets/(Liabilities) — 0.1%		155,198

NET ASSETS — 100.0%		$109,029,868

Notes to Portfolio of Investments

ADR	American Depositary Receipt
ADS	American Depositary Share
(a)	Non-income producing security.
(b)	Maturity value of $414,973. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $426,772.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

32

MML Growth & Income Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Aerospace & Defense — 2.2%
United Technologies Corp.	37,552	$3,323,728

Agriculture — 1.7%
Philip Morris International, Inc.	37,653	2,514,091

Apparel — 1.2%
Nike, Inc. Class B	19,733	1,775,575

Auto Manufacturers — 1.0%
Bayerische Motoren Werke AG	14,330	1,427,933

Banks — 6.0%
Bank of America Corp.	211,943	2,322,895
Bank of New York Mellon Corp.	51,866	1,328,807
State Street Corp.	26,302	1,185,957
SunTrust Banks, Inc.	25,798	665,588
Wells Fargo & Co.	91,910	2,578,995
Zions Bancorp	31,980	767,840

		8,850,082

Beverages — 3.6%
Diageo PLC	65,661	1,341,594
Heineken NV	35,055	2,108,452
PepsiCo, Inc.	26,834	1,889,919

		5,339,965

Building Materials — 0.9%
Owens Corning, Inc. (a)	36,320	1,356,552

Chemicals — 4.5%
Celanese Corp. Series A	17,700	943,587
Linde AG	11,513	2,018,533
Monsanto Co.	8,430	611,512
Praxair, Inc.	14,107	1,529,058
The Sherwin-Williams Co.	19,107	1,602,504

		6,705,194

Commercial Services — 2.3%
MasterCard, Inc. Class A	5,632	1,697,147
Visa, Inc. Class A	19,950	1,680,987

		3,378,134

Computers — 7.2%
Accenture PLC Class A	28,420	1,717,136
Apple, Inc. (a)	12,687	4,258,645
EMC Corp. (a)	122,059	3,362,726
International Business Machines Corp.	7,732	1,326,425

		10,664,932

Cosmetics & Personal Care — 3.0%
Colgate-Palmolive Co.	16,614	1,452,230
The Procter & Gamble Co.	47,028	2,989,570

		4,441,800

	Number of Shares	Value
Diversified Financial — 8.2%
American Express Co.	35,328	$1,826,458
BlackRock, Inc.	7,657	1,468,689
The Charles Schwab Corp.	60,633	997,413
Franklin Resources, Inc.	14,653	1,923,792
The Goldman Sachs Group, Inc.	17,289	2,300,993
JP Morgan Chase & Co.	90,092	3,688,366

		12,205,711

Electric — 2.2%
Alliant Energy Corp.	24,570	999,016
American Electric Power Co., Inc.	26,783	1,009,183
Wisconsin Energy Corp.	39,750	1,246,163

		3,254,362

Engineering & Construction — 1.2%
Fluor Corp.	26,320	1,701,851

Entertainment — 0.2%
Ladbrokes PLC	146,676	358,774

Foods — 1.4%
Danone SA	16,555	1,235,241
General Mills, Inc.	23,928	890,600

		2,125,841

Hand & Machine Tools — 0.7%
Stanley Black & Decker, Inc.	14,450	1,041,123

Health Care – Products — 6.3%
Baxter International, Inc.	17,807	1,062,900
Becton, Dickinson & Co.	20,994	1,809,053
Johnson & Johnson	40,168	2,671,975
Medtronic, Inc.	44,818	1,726,838
St. Jude Medical, Inc.	44,518	2,122,618

		9,393,384

Health Care – Services — 1.2%
Thermo Fisher Scientific, Inc. (a)	27,920	1,797,769

Holding Company – Diversified — 1.0%
LVMH Moet Hennessy Louis Vuitton SA	8,114	1,460,338

Household Products — 1.3%
Reckitt Benckiser Group PLC	35,301	1,949,084

Insurance — 2.4%
ACE Ltd.	16,000	1,053,120
Aon Corp.	27,493	1,410,391
MetLife, Inc.	23,890	1,048,054

		3,511,565

Internet — 2.9%
Check Point Software Technologies Ltd. (a)	23,190	1,318,351
Google, Inc. Class A (a)	4,415	2,235,668
VeriSign, Inc.	21,112	706,408

		4,260,427

The accompanying notes are an integral part of the financial statements.

33

MML Growth & Income Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 4.0%
3M Co.	23,683	$2,246,332
Danaher Corp.	68,422	3,625,682

		5,872,014

Media — 3.2%
Viacom, Inc. Class B	30,070	1,533,570
The Walt Disney Co.	83,497	3,259,723

		4,793,293

Oil & Gas — 8.2%
Apache Corp.	11,990	1,479,446
Chevron Corp.	26,671	2,742,846
EOG Resources, Inc.	12,440	1,300,602
Exxon Mobil Corp.	23,209	1,888,748
Hess Corp.	23,032	1,721,872
Occidental Petroleum Corp.	18,671	1,942,531
QEP Resources, Inc.	27,201	1,137,818

		12,213,863

Oil & Gas Services — 3.9%
Cameron International Corp. (a)	25,590	1,286,921
Halliburton Co.	30,489	1,554,939
National Oilwell Varco, Inc.	18,426	1,441,097
Schlumberger Ltd.	17,927	1,548,893

		5,831,850

Pharmaceuticals — 3.9%
Abbott Laboratories	53,735	2,827,536
Gilead Sciences, Inc. (a)	37,994	1,573,331
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	24,798	1,195,760
VCA Antech, Inc. (a)	10,880	230,656

		5,827,283

Pipelines — 0.3%
Kinder Morgan, Inc. (a)	15,830	454,796

Retail — 3.5%
Hennes & Mauritz AB Class B	27,440	945,691
Kohl’s Corp.	30,653	1,532,956
Nordstrom, Inc.	9,431	442,691
Target Corp.	47,568	2,231,415

		5,152,753

Semiconductors — 2.0%
ASML Holding NV	14,320	529,267
Microchip Technology, Inc.	48,299	1,831,015
Samsung Electronics Co., Ltd. (b)	1,348	522,555

		2,882,837

Software — 2.8%
Oracle Corp.	127,030	4,180,557

Telecommunications — 3.7%
American Tower Corp. Class A (a)	30,422	1,591,983
AT&T, Inc.	47,414	1,489,274

	Number of Shares	Value
Cisco Systems, Inc.	151,735	$2,368,583

		5,449,840

Transportation — 1.5%
Canadian National Railway Co.	20,929	1,672,227
Expeditors International of Washington, Inc.	10,873	556,589

		2,228,816

TOTAL COMMON STOCK (Cost $123,473,032)		147,726,117

TOTAL EQUITIES (Cost $123,473,032)		147,726,117

TOTAL LONG-TERM INVESTMENTS (Cost $123,473,032)		147,726,117

	Principal Amount

SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (c)	$384,761	384,761

TOTAL SHORT-TERM INVESTMENTS (Cost $384,761)		384,761

TOTAL INVESTMENTS — 99.8% (Cost $123,857,793) (d)		148,110,878

Other Assets/(Liabilities) — 0.2%		231,231

NET ASSETS — 100.0%		$148,342,109

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2011, these securities amounted to a value of $522,555 or 0.35% of net assets.
(c)	Maturity value of $384,761. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $394,495.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

34

MML Income & Growth Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Aerospace & Defense — 5.6%
General Dynamics Corp.	12,000	$894,241
Northrop Grumman Corp.	12,900	894,615
Raytheon Co.	21,300	1,061,805
Rockwell Collins, Inc.	3,200	197,408
United Technologies Corp.	16,000	1,416,160

		4,464,229

Agriculture — 3.1%
Altria Group, Inc.	16,500	435,765
Lorillard, Inc.	6,300	685,881
Philip Morris International, Inc.	20,200	1,348,754

		2,470,400

Apparel — 1.1%
VF Corp.	7,700	835,912

Automotive & Parts — 0.5%
Johnson Controls, Inc.	9,700	404,102

Banks — 8.2%
Bank of America Corp.	60,800	666,368
Bank of New York Mellon Corp.	7,600	194,712
Bank of Nova Scotia	16,500	993,986
National Bank of Canada	13,700	1,111,114
Royal Bank of Canada	5,700	325,824
The Toronto-Dominion Bank	6,800	576,602
U.S. Bancorp	32,400	826,524
Wells Fargo & Co.	62,900	1,764,974

		6,460,104

Beverages — 2.3%
The Coca-Cola Co.	15,700	1,056,453
Diageo PLC	37,900	774,378

		1,830,831

Chemicals — 3.7%
The Dow Chemical Co.	15,700	565,200
E.I. du Pont de Nemours & Co.	25,200	1,362,060
Olin Corp.	18,700	423,742
Praxair, Inc.	5,600	606,984

		2,957,986

Coal — 0.5%
CONSOL Energy, Inc.	4,300	208,464
Peabody Energy Corp.	3,700	217,967

		426,431

Commercial Services — 0.3%
Automatic Data Processing, Inc.	4,200	221,256

Computers — 2.5%
Hewlett-Packard Co.	16,000	582,400
International Business Machines Corp.	8,300	1,423,865

		2,006,265

	Number of Shares	Value
Cosmetics & Personal Care — 1.3%
The Procter & Gamble Co.	15,700	$998,049

Diversified Financial — 3.6%
American Express Co.	17,400	899,580
JP Morgan Chase & Co.	47,500	1,944,650

		2,844,230

Electric — 5.6%
American Electric Power Co., Inc.	11,100	418,248
Consolidated Edison, Inc.	4,300	228,932
Dominion Resources, Inc.	15,000	724,050
Duke Energy Corp.	16,300	306,929
FirstEnergy Corp.	3,800	167,770
ITC Holdings Corp.	2,500	179,425
NextEra Energy, Inc.	11,100	637,806
Northeast Utilities	8,300	291,911
PPL Corp.	9,600	267,168
Public Service Enterprise Group, Inc.	14,300	466,752
The Southern Co.	13,400	541,092
Wisconsin Energy Corp.	7,600	238,260

		4,468,343

Foods — 3.6%
General Mills, Inc.	19,100	710,902
H.J. Heinz Co.	10,800	575,424
Kraft Foods, Inc. Class A	18,600	655,278
Unilever NV NY Shares	28,300	929,655

		2,871,259

Forest Products & Paper — 1.5%
MeadWestvaco Corp.	19,300	642,883
Temple-Inland, Inc.	11,300	336,062
Weyerhaeuser Co.	8,400	183,624

		1,162,569

Gas — 0.4%
Sempra Energy	5,700	301,416

Health Care – Products — 1.0%
Johnson & Johnson	12,200	811,544

Household Products — 0.8%
Kimberly-Clark Corp.	9,700	645,632

Insurance — 3.4%
The Chubb Corp.	13,900	870,279
Prudential Financial, Inc.	11,200	712,208
The Travelers Cos., Inc.	19,000	1,109,220

		2,691,707

Machinery – Construction & Mining — 2.3%
Caterpillar, Inc.	17,200	1,831,112

Machinery – Diversified — 2.5%
Deere & Co.	19,900	1,640,755
Rockwell Automation, Inc.	3,900	338,364

		1,979,119

The accompanying notes are an integral part of the financial statements.

35

MML Income & Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 3.6%
3M Co.	8,500	$806,225
General Electric Co.	71,600	1,350,376
Honeywell International, Inc.	11,400	679,326

		2,835,927

Media — 0.9%
Comcast Corp. Special Class A	30,000	726,900

Mining — 4.9%
Barrick Gold Corp.	10,000	454,041
BHP Billiton Ltd.	45,000	2,126,848
Cameco Corp.	7,500	197,833
Rio Tinto Ltd.	8,400	751,013
Southern Copper Corp.	9,600	315,552

		3,845,287

Oil & Gas — 11.8%
Chevron Corp.	24,800	2,550,432
ConocoPhillips	13,800	1,037,622
EQT Corp.	9,900	519,948
Exxon Mobil Corp.	22,500	1,831,050
Marathon Oil Corp.	18,200	958,776
Murphy Oil Corp.	2,100	137,886
Occidental Petroleum Corp.	8,600	894,744
Total SA Sponsored ADR (France)	24,400	1,411,296

		9,341,754

Oil & Gas Services — 0.8%
Schlumberger Ltd.	6,900	596,160

Packaging & Containers — 0.3%
Packaging Corporation of America	7,600	212,724

Pharmaceuticals — 5.7%
Abbott Laboratories	11,800	620,916
Bristol-Myers Squibb Co.	39,700	1,149,712
Mead Johnson Nutrition Co.	11,200	756,560
Merck & Co., Inc.	24,500	864,605
Pfizer, Inc.	53,300	1,097,980

		4,489,773

Pipelines — 1.7%
Enbridge, Inc.	28,800	936,459
Spectra Energy Corp.	15,700	430,337

		1,366,796

Retail — 4.4%
The Home Depot, Inc.	21,100	764,242
Limited Brands, Inc.	20,700	795,915
McDonald’s Corp.	15,300	1,290,096
Wal-Mart Stores, Inc.	11,400	605,796

		3,456,049

Semiconductors — 0.9%
Intel Corp.	31,200	691,392

Software — 0.7%
Microsoft Corp.	21,300	553,800

	Number of Shares	Value
Telecommunications — 6.3%
AT&T, Inc.	43,700	$1,372,617
BCE, Inc.	7,500	294,675
CenturyLink, Inc.	30,976	1,252,360
Frontier Communications Corp.	5,300	42,771
Verizon Communications, Inc.	35,300	1,314,219
Vodafone Group PLC Sponsored ADR (United Kingdom)	15,200	406,144
Windstream Corp.	23,900	309,744

		4,992,530

Toys, Games & Hobbies — 0.5%
Mattel, Inc.	15,600	428,844

Transportation — 2.7%
Canadian National Railway Co.	12,100	966,790
Union Pacific Corp.	5,000	522,000
United Parcel Service, Inc. Class B	8,500	619,905

		2,108,695

Water — 0.7%
American Water Works Co., Inc.	18,300	538,935

TOTAL COMMON STOCK (Cost $64,540,438)		78,868,062

TOTAL EQUITIES (Cost $64,540,438)		78,868,062

TOTAL LONG-TERM INVESTMENTS (Cost $64,540,438)		78,868,062

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (a)	$204,656	204,656

TOTAL SHORT-TERM INVESTMENTS (Cost $204,656)		204,656

TOTAL INVESTMENTS — 100.0% (Cost $64,745,094) (b)		79,072,718

Other Assets/(Liabilities) — 0.0%		28,802

NET ASSETS — 100.0%		$79,101,520

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Maturity value of $204,656. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $211,524.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

36

MML Large Cap Growth Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Aerospace & Defense — 1.2%
Goodrich Corp.	21,540	$2,057,069

Apparel — 1.6%
Nike, Inc. Class B	31,020	2,791,180

Auto Manufacturers — 2.5%
Ford Motor Co. (a)	162,580	2,241,978
Paccar, Inc.	41,740	2,132,497

		4,374,475

Beverages — 3.5%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	21,470	1,245,475
The Coca-Cola Co.	42,420	2,854,442
Hansen Natural Corp. (a)	24,610	1,992,179

		6,092,096

Biotechnology — 1.2%
Alexion Pharmaceuticals, Inc. (a)	17,440	820,203
Biogen Idec, Inc. (a)	11,380	1,216,750

		2,036,953

Chemicals — 3.4%
E.I. du Pont de Nemours & Co.	37,280	2,014,984
FMC Corp.	20,050	1,724,701
Potash Corp. of Saskatchewan, Inc.	36,990	2,108,060

		5,847,745

Commercial Services — 3.1%
MasterCard, Inc. Class A	11,720	3,531,705
Visa, Inc. Class A	21,650	1,824,229

		5,355,934

Computers — 9.5%
Apple, Inc. (a)	27,770	9,321,556
Cognizant Technology Solutions Corp. Class A (a)	29,620	2,172,331
EMC Corp. (a)	115,850	3,191,667
NetApp, Inc. (a)	31,610	1,668,376

		16,353,930

Cosmetics & Personal Care — 0.4%
The Estee Lauder Cos., Inc. Class A	6,500	683,735

Diversified Financial — 3.9%
American Express Co.	45,280	2,340,976
Franklin Resources, Inc.	14,000	1,838,060
IntercontinentalExchange, Inc. (a)	20,290	2,530,366

		6,709,402

Electrical Components & Equipment — 1.0%
AMETEK, Inc.	39,670	1,781,183

Electronics — 1.9%
Agilent Technologies, Inc. (a)	65,290	3,336,972

	Number of Shares	Value
Health Care – Products — 1.0%
Intuitive Surgical, Inc. (a)	4,600	$1,711,706

Health Care – Services — 1.4%
WellPoint, Inc.	30,790	2,425,328

Internet — 7.7%
Amazon.com, Inc. (a)	23,600	4,825,964
Check Point Software Technologies Ltd. (a)	38,900	2,211,465
F5 Networks, Inc. (a)	13,180	1,453,095
Google, Inc. Class A (a)	5,110	2,587,602
Priceline.com, Inc. (a)	4,150	2,124,509

		13,202,635

Iron & Steel — 0.9%
Allegheny Technologies, Inc.	25,830	1,639,430

Lodging — 2.4%
Las Vegas Sands Corp. (a)	38,910	1,642,391
Marriott International, Inc. Class A	68,060	2,415,450

		4,057,841

Machinery – Construction & Mining — 1.4%
Joy Global, Inc.	26,230	2,498,145

Machinery – Diversified — 4.7%
Cummins, Inc.	17,920	1,854,541
Deere & Co.	34,700	2,861,015
Rockwell Automation, Inc.	38,770	3,363,685

		8,079,241

Media — 1.1%
The Walt Disney Co.	48,510	1,893,830

Metal Fabricate & Hardware — 2.3%
Precision Castparts Corp.	23,910	3,936,782

Oil & Gas — 5.4%
Concho Resources, Inc. (a)	33,990	3,121,981
Ensco PLC Sponsored ADR (United Kingdom)	18,900	1,007,370
Noble Energy, Inc.	32,920	2,950,620
Pioneer Natural Resources Co.	24,540	2,198,048

		9,278,019

Oil & Gas Services — 5.3%
Baker Hughes, Inc.	51,170	3,712,895
Halliburton Co.	42,450	2,164,950
Schlumberger Ltd.	37,130	3,208,032

		9,085,877

Pharmaceuticals — 7.6%
Allergan, Inc.	34,320	2,857,140
AmerisourceBergen Corp.	51,240	2,121,336
Express Scripts, Inc. (a)	34,470	1,860,690
Perrigo Co.	20,550	1,805,728
Shire PLC Sponsored ADR (United Kingdom)	16,460	1,550,697

The accompanying notes are an integral part of the financial statements.

37

MML Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SXC Health Solutions Corp. (a)	21,630	$1,274,440
Valeant Pharmaceuticals International, Inc.	32,450	1,686,102

		13,156,133

Real Estate — 0.5%
Jones Lang LaSalle, Inc.	8,990	847,757

Retail — 5.5%
Abercrombie & Fitch Co. Class A	20,960	1,402,643
Costco Wholesale Corp.	22,250	1,807,590
Dick’s Sporting Goods, Inc. (a)	41,610	1,599,904
Limited Brands, Inc.	34,560	1,328,832
Polo Ralph Lauren Corp.	15,280	2,026,281
Tiffany & Co.	16,530	1,297,936

		9,463,186

Semiconductors — 1.1%
Broadcom Corp. Class A (a)	54,460	1,832,034

Software — 6.7%
Autodesk, Inc. (a)	47,820	1,845,852
Citrix Systems, Inc. (a)	25,220	2,017,600
Intuit, Inc. (a)	29,670	1,538,686
Oracle Corp.	147,510	4,854,554
Salesforce.com, Inc. (a)	8,800	1,311,024

		11,567,716

Telecommunications — 6.7%
American Tower Corp. Class A (a)	50,430	2,639,002
Corning, Inc.	63,680	1,155,792
Juniper Networks, Inc. (a)	46,860	1,476,090
Polycom, Inc. (a)	28,760	1,849,268
Qualcomm, Inc.	78,430	4,454,040

		11,574,192

Transportation — 4.0%
CSX Corp.	163,860	4,296,409
Expeditors International of Washington, Inc.	51,790	2,651,131

		6,947,540

TOTAL COMMON STOCK (Cost $147,039,629)		170,618,066

TOTAL EQUITIES (Cost $147,039,629)		170,618,066

TOTAL LONG-TERM INVESTMENTS (Cost $147,039,629)		170,618,066

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$1,751,518	$1,751,518

TOTAL SHORT-TERM INVESTMENTS (Cost $1,751,518)		1,751,518

TOTAL INVESTMENTS — 99.9% (Cost $148,791,147) (c)		172,369,584

Other Assets/(Liabilities) — 0.1%		107,091

NET ASSETS — 100.0%		$172,476,675

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,751,519. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $1,790,577.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

38

MML Mid Cap Growth Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.0%

COMMON STOCK — 95.6%
Advertising — 0.7%
Lamar Advertising Co. Class A (a)	96,000	$2,627,520

Aerospace & Defense — 1.2%
Goodrich Corp.	24,000	2,292,000
Rockwell Collins, Inc.	34,000	2,097,460

		4,389,460

Automotive & Parts — 0.9%
WABCO Holdings, Inc. (a)	45,000	3,107,700

Banks — 1.0%
Fifth Third Bancorp	72,000	918,000
Popular, Inc. (a)	101,000	278,760
SunTrust Banks, Inc.	34,000	877,200
TCF Financial Corp.	121,000	1,669,800

		3,743,760

Beverages — 0.3%
Hansen Natural Corp. (a)	12,000	971,400

Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc. (a)	44,000	2,069,320
Human Genome Sciences, Inc. (a)	86,000	2,110,440
Illumina, Inc. (a)	26,000	1,953,900
Regeneron Pharmaceuticals, Inc. (a)	44,000	2,495,240
Vertex Pharmaceuticals, Inc. (a)	31,000	1,611,690

		10,240,590

Chemicals — 0.7%
Rockwood Holdings, Inc. (a)	43,000	2,377,470

Coal — 1.3%
CONSOL Energy, Inc.	69,000	3,345,120
Peabody Energy Corp.	22,000	1,296,020

		4,641,140

Commercial Services — 7.2%
Gartner, Inc. (a)	103,400	4,165,986
Global Payments, Inc.	91,000	4,641,000
Hertz Global Holdings, Inc. (a)	198,000	3,144,240
Manpower, Inc.	56,000	3,004,400
Quanta Services, Inc. (a)	173,000	3,494,600
Robert Half International, Inc.	63,000	1,702,890
Verisk Analytics, Inc. Class A (a)	53,000	1,834,860
Western Union Co.	190,000	3,805,700

		25,793,676

Computers — 2.1%
IHS, Inc. Class A (a)	59,000	4,921,780
MICROS Systems, Inc. (a)	51,000	2,535,210

		7,456,990

Distribution & Wholesale — 1.3%
Fastenal Co.	130,000	4,678,700

	Number of Shares	Value
Diversified Financial — 3.1%
Air Lease Corp. (a)	74,000	$1,797,460
Apollo Global Management LLC Class A	1,600	27,520
CBOE Holdings, Inc.	58,000	1,426,800
Eaton Vance Corp.	60,000	1,813,800
Interactive Brokers Group, Inc. Class A	34,000	532,100
IntercontinentalExchange, Inc. (a)	20,000	2,494,200
TD Ameritrade Holding Corp.	154,000	3,004,540

		11,096,420

Electric — 1.2%
Calpine Corp. (a)	267,000	4,306,710

Electrical Components & Equipment — 2.7%
A123 Systems, Inc. (a)	42,000	223,440
AMETEK, Inc.	138,000	6,196,200
The Babcock & Wilcox Co. (a)	124,000	3,436,040

		9,855,680

Electronics — 3.3%
Dolby Laboratories, Inc. Class A (a)	67,000	2,844,820
FLIR Systems, Inc.	88,000	2,966,480
Trimble Navigation Ltd. (a)	88,000	3,488,320
Waters Corp. (a)	27,000	2,584,980

		11,884,600

Energy – Alternate Sources — 0.4%
First Solar, Inc. (a)	10,000	1,322,700

Engineering & Construction — 1.3%
Foster Wheeler AG (a)	18,000	546,840
McDermott International, Inc. (a)	212,000	4,199,720

		4,746,560

Entertainment — 0.2%
The Madison Square Garden Co. Class A (a)	23,000	633,190

Foods — 0.8%
Whole Foods Market, Inc.	43,000	2,728,350

Health Care – Products — 5.6%
Bruker Corp. (a)	117,000	2,382,120
C.R. Bard, Inc.	35,000	3,845,100
CareFusion Corp. (a)	115,000	3,124,550
Edwards Lifesciences Corp. (a)	26,000	2,266,680
Henry Schein, Inc. (a)	56,000	4,009,040
IDEXX Laboratories, Inc. (a)	35,000	2,714,600
QIAGEN NV (a)	100,000	1,902,000

		20,244,090

Health Care – Services — 2.5%
Community Health Systems, Inc. (a)	69,000	1,771,920
Covance, Inc. (a)	69,000	4,096,530

The accompanying notes are an integral part of the financial statements.

39

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Laboratory Corporation of America Holdings (a)	22,000	$2,129,380
MEDNAX, Inc. (a)	16,000	1,155,040

		9,152,870

Insurance — 3.1%
Aon Corp.	61,000	3,129,300
HCC Insurance Holdings, Inc.	61,000	1,921,500
Principal Financial Group, Inc.	80,000	2,433,600
W.R. Berkley Corp.	62,000	2,011,280
Willis Group Holdings PLC	42,000	1,726,620

		11,222,300

Internet — 2.6%
Ariba, Inc. (a)	35,000	1,206,450
Equinix, Inc. (a)	16,000	1,616,320
Liberty Media Corp. — Interactive Class A (a)	155,000	2,599,350
LinkedIn Corp. (a)	5,000	450,450
Rackspace Hosting, Inc. (a)	30,000	1,282,200
TIBCO Software, Inc. (a)	44,000	1,276,880
WebMD Health Corp. (a)	17,000	774,860

		9,206,510

Lodging — 1.4%
Choice Hotels International, Inc.	42,000	1,401,120
Marriott International, Inc. Class A	106,000	3,761,940

		5,163,060

Machinery – Diversified — 3.7%
Gardner Denver, Inc.	59,000	4,958,950
IDEX Corp.	78,000	3,576,300
Roper Industries, Inc.	59,000	4,914,700

		13,449,950

Manufacturing — 1.8%
Acuity Brands, Inc.	24,000	1,338,720
Crane Co.	25,000	1,235,250
Textron, Inc.	159,000	3,753,990

		6,327,960

Media — 2.5%
Discovery Communications, Inc. Series A (a)	52,000	2,129,920
Discovery Communications, Inc. Series C (a)	59,000	2,156,450
FactSet Research Systems, Inc.	26,000	2,660,320
Liberty Media Corp. — Starz Series A (a)	26,200	1,971,288

		8,917,978

Mining — 2.5%
Agnico-Eagle Mines Ltd.	55,000	3,472,150
Franco-Nevada Corp.	69,000	2,575,561
HudBay Minerals, Inc.	85,000	1,272,450

	Number of Shares	Value
Osisko Mining Corp. (a)	106,500	$1,655,281

		8,975,442

Oil & Gas — 5.6%
Continental Resources, Inc. (a)	30,000	1,947,300
EQT Corp.	71,000	3,728,920
QEP Resources, Inc.	71,000	2,969,930
Quicksilver Resources, Inc. (a)	124,000	1,830,240
Range Resources Corp.	80,000	4,440,000
SM Energy Co.	35,000	2,571,800
Ultra Petroleum Corp. (a)	60,000	2,748,000

		20,236,190

Oil & Gas Services — 1.3%
FMC Technologies, Inc. (a)	50,000	2,239,500
Trican Well Service Ltd.	87,500	2,055,835
Trican Well Service Ltd. (b)	16,500	387,672

		4,683,007

Pharmaceuticals — 4.7%
BioMarin Pharmaceutical, Inc. (a)	31,000	843,510
Cephalon, Inc. (a)	41,000	3,275,900
DENTSPLY International, Inc.	88,000	3,351,040
Elan Corp. PLC Sponsored ADR (Ireland) (a)	133,000	1,512,210
SXC Health Solutions Corp. (a)	31,000	1,826,520
Theravance, Inc. (a)	53,000	1,177,130
Valeant Pharmaceuticals International, Inc.	91,600	4,759,536

		16,745,846

Real Estate — 0.5%
Jones Lang LaSalle, Inc.	20,000	1,886,000

Retail — 8.0%
Bed Bath & Beyond, Inc. (a)	34,000	1,984,580
CarMax, Inc. (a)	123,000	4,067,610
Chipotle Mexican Grill, Inc. (a)	9,000	2,773,710
Coach, Inc.	6,000	383,580
Dollar General Corp. (a)	150,000	5,083,500
MSC Industrial Direct Co., Inc. Class A (a)	30,000	1,989,300
O’Reilly Automotive, Inc. (a)	53,000	3,472,030
Panera Bread Co. Class A (a)	14,000	1,759,240
Shoppers Drug Mart Corp.	99,000	4,075,172
Starbucks Corp.	35,000	1,382,150
Tim Hortons, Inc.	39,000	1,903,590

		28,874,462

Savings & Loans — 0.3%
BankUnited, Inc.	39,000	1,035,060

Semiconductors — 8.4%
Altera Corp.	44,000	2,039,400
Atmel Corp. (a)	141,000	1,983,870
Cree, Inc. (a)	43,000	1,444,370
Intersil Corp. Class A	141,000	1,811,850

The accompanying notes are an integral part of the financial statements.

40

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marvell Technology Group Ltd. (a)	141,000	$2,081,865
MEMC Electronic Materials, Inc. (a)	146,000	1,245,380
Microchip Technology, Inc.	53,000	2,009,230
National Semiconductor Corp.	155,000	3,814,550
NVIDIA Corp. (a)	159,000	2,533,665
PMC-Sierra, Inc. (a)	76,000	575,320
Rovi Corp. (a)	60,000	3,441,600
Silicon Laboratories, Inc. (a)	52,000	2,145,520
Varian Semiconductor Equipment Associates, Inc. (a)	20,000	1,228,800
Xilinx, Inc.	103,000	3,756,410

		30,111,830

Software — 5.6%
Allscripts Healthcare Solutions, Inc. (a)	70,000	1,359,400
Concur Technologies, Inc. (a)	43,000	2,153,010
Fiserv, Inc. (a)	60,000	3,757,800
MSCI, Inc. Class A (a)	100,000	3,768,000
Nuance Communications, Inc. (a)	249,000	5,346,030
Red Hat, Inc. (a)	78,000	3,580,200

		19,964,440

Telecommunications — 2.4%
JDS Uniphase Corp. (a)	260,000	4,331,600
Juniper Networks, Inc. (a)	45,000	1,417,500
Motorola Mobility Holdings, Inc. (a)	133,000	2,931,320

		8,680,420

Transportation — 0.5%
UTI Worldwide, Inc.	89,000	1,752,410

TOTAL COMMON STOCK (Cost $245,575,381)		343,232,441

PREFERRED STOCK — 0.4%
Internet — 0.4%
Coupons.com (a) (c)	67,234	738,680
Hungry Machine, Inc. Series E (a) (c)	158,890	897,887

		1,636,567

TOTAL PREFERRED STOCK (Cost $1,636,567)		1,636,567

TOTAL EQUITIES (Cost $247,211,948)		344,869,008

	Principal Amount	Value
BONDS & NOTES — 0.1%

CORPORATE DEBT — 0.1%
Electrical Components & Equipment — 0.1%
A123 Systems, Inc., Convertible 3.750% 4/15/16	$293,000	$264,066

TOTAL CORPORATE DEBT (Cost $293,000)		264,066

TOTAL BONDS & NOTES (Cost $293,000)		264,066

	Number of Shares
MUTUAL FUNDS — 1.6%
Diversified Financial — 1.6%
T. Rowe Price Government Reserve Investment Fund	5,785,015	5,785,015

TOTAL MUTUAL FUNDS (Cost $5,785,015)		5,785,015

TOTAL LONG-TERM INVESTMENTS (Cost $253,289,963)		350,918,089

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (d)	$8,728,581	8,728,581

TOTAL SHORT-TERM INVESTMENTS (Cost $8,728,581)		8,728,581

TOTAL INVESTMENTS — 100.1% (Cost $262,018,544) (e)		359,646,670

Other Assets/(Liabilities) — (0.1)%		(451,941)

NET ASSETS — 100.0%		$359,194,729

The accompanying notes are an integral part of the financial statements.

41

MML Mid Cap Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $387,672 or 0.11% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Maturity value of $8,728,583. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $8,904,497.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

42

MML Mid Cap Value Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Advertising — 0.5%
Omnicom Group, Inc.	45,900	$2,210,544

Airlines — 1.0%
Southwest Airlines Co.	357,200	4,079,224

Banks — 6.9%
BOK Financial Corp.	21,300	1,166,601
Comerica, Inc.	178,562	6,172,888
Commerce Bancshares, Inc.	109,889	4,725,227
Cullen/Frost Bankers, Inc.	23,300	1,324,605
Northern Trust Corp.	226,202	10,396,244
State Street Corp.	48,300	2,177,847
SunTrust Banks, Inc.	98,400	2,538,720
Westamerica Bancorp.	23,200	1,142,600

		29,644,732

Beverages — 0.7%
Dr. Pepper Snapple Group, Inc.	70,249	2,945,541

Chemicals — 1.0%
Minerals Technologies, Inc.	40,081	2,656,969
Olin Corp.	69,200	1,568,072

		4,225,041

Commercial Services — 0.5%
Booz Allen Hamilton Holding Corp. (a)	112,479	2,149,474

Computers — 0.1%
Cadence Design Systems, Inc. (a)	20,200	213,312

Distribution & Wholesale — 0.4%
Beacon Roofing Supply, Inc. (a)	29,800	680,036
Genuine Parts Co.	19,018	1,034,579

		1,714,615

Diversified Financial — 1.1%
Franklin Resources, Inc.	31,200	4,096,248
T. Rowe Price Group, Inc.	9,136	551,266

		4,647,514

Electric — 9.0%
American Electric Power Co., Inc.	65,648	2,473,616
Consolidated Edison, Inc.	56,700	3,018,708
The Empire District Electric Co.	89,100	1,716,066
Great Plains Energy, Inc.	100,900	2,091,657
Northeast Utilities	91,771	3,227,586
NV Energy, Inc.	342,700	5,260,445
PG&E Corp.	199,800	8,397,594
Portland General Electric Co.	60,481	1,528,960
Westar Energy, Inc.	228,314	6,143,930
Wisconsin Energy Corp.	47,878	1,500,975
Xcel Energy, Inc.	140,873	3,423,214

		38,782,751

	Number of Shares	Value
Electrical Components & Equipment — 1.8%
Energizer Holdings, Inc. (a)	21,600	$1,562,976
Hubbell, Inc. Class B	59,066	3,836,337
Molex, Inc.	114,000	2,448,720

		7,848,033

Electronics — 3.6%
Brady Corp. Class A	13,300	426,398
Koninklijke Philips Electronics NV	320,400	8,222,834
Thomas & Betts Corp. (a)	125,500	6,758,175

		15,407,407

Entertainment — 0.6%
International Speedway Corp. Class A	59,721	1,696,673
Speedway Motorsports, Inc.	60,354	855,820

		2,552,493

Environmental Controls — 3.5%
Republic Services, Inc.	436,828	13,476,144
Waste Management, Inc.	45,312	1,688,778

		15,164,922

Foods — 6.2%
Campbell Soup Co.	32,700	1,129,785
General Mills, Inc.	147,700	5,497,394
H.J. Heinz Co.	54,500	2,903,760
Kellogg Co.	109,500	6,057,540
Ralcorp Holdings, Inc. (a)	53,700	4,649,346
Sysco Corp.	205,300	6,401,254

		26,639,079

Forest Products & Paper — 0.6%
Weyerhaeuser Co.	115,193	2,518,119

Gas — 0.8%
AGL Resources, Inc.	84,300	3,431,853

Hand & Machine Tools — 0.4%
Stanley Black & Decker, Inc.	25,200	1,815,660

Health Care – Products — 3.6%
Boston Scientific Corp. (a)	581,800	4,020,238
CareFusion Corp. (a)	110,221	2,994,705
Hologic, Inc. (a)	53,100	1,071,027
Symmetry Medical, Inc. (a)	52,563	471,490
Zimmer Holdings, Inc. (a)	108,200	6,838,240

		15,395,700

Health Care – Services — 2.3%
CIGNA Corp.	55,000	2,828,650
Humana, Inc.	16,600	1,336,964
LifePoint Hospitals, Inc. (a)	117,900	4,607,532
Select Medical Holdings Corp. (a)	103,805	920,750

		9,693,896

Home Furnishing — 1.1%
Whirlpool Corp.	59,700	4,854,804

The accompanying notes are an integral part of the financial statements.

43

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 3.1%
The Clorox Co.	53,100	$3,581,064
Kimberly-Clark Corp.	144,694	9,630,833

		13,211,897

Insurance — 11.3%
ACE Ltd.	68,100	4,482,342
The Allstate Corp.	155,000	4,732,150
Aon Corp.	75,500	3,873,150
Arthur J. Gallagher & Co.	79,000	2,254,660
The Chubb Corp.	55,700	3,487,377
HCC Insurance Holdings, Inc.	164,420	5,179,230
Marsh & McLennan Cos., Inc.	153,111	4,775,532
Primerica, Inc.	79,876	1,754,876
Symetra Financial Corp.	143,029	1,920,879
Torchmark Corp.	30,300	1,943,442
Transatlantic Holdings, Inc.	107,664	5,276,613
The Travelers Cos., Inc.	91,500	5,341,770
Unum Group	136,900	3,488,212

		48,510,233

Machinery – Construction & Mining — 0.2%
Ingersoll-Rand PLC	18,800	853,708

Manufacturing — 3.0%
ITT Corp.	108,400	6,388,012
Tyco International Ltd.	135,300	6,687,879

		13,075,891

Metal Fabricate & Hardware — 1.4%
Kaydon Corp.	165,310	6,169,369

Mining — 1.0%
Newmont Mining Corp.	78,889	4,257,639

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	59,600	1,370,204

Oil & Gas — 5.8%
EQT Corp.	111,799	5,871,683
Imperial Oil Ltd.	245,400	11,429,694
Murphy Oil Corp.	98,200	6,447,812
Ultra Petroleum Corp. (a)	23,000	1,053,400

		24,802,589

Packaging & Containers — 1.5%
Bemis Co., Inc.	191,666	6,474,477

Pharmaceuticals — 1.1%
Eli Lilly & Co.	28,100	1,054,593
Patterson Cos., Inc.	117,500	3,864,575

		4,919,168

Pipelines — 0.7%
Spectra Energy Partners LP	67,368	2,143,650
Williams Partners LP	19,600	1,061,928

		3,205,578

	Number of Shares	Value

Real Estate Investment Trusts (REITS) — 4.0%
Annaly Capital Management, Inc.	146,382	$2,640,731
Capstead Mortgage Corp.	105,300	1,411,020
Government Properties Income Trust	246,110	6,649,892
National Health Investors, Inc.	31,600	1,403,988
Piedmont Office Realty Trust, Inc. Class A	258,288	5,266,493

		17,372,124

Retail — 6.9%
Best Buy Co., Inc.	48,200	1,513,962
CEC Entertainment, Inc.	130,900	5,250,399
CVS Caremark Corp.	139,100	5,227,378
Lowe’s Cos., Inc.	352,200	8,209,782
Staples, Inc.	347,600	5,492,080
Target Corp.	89,100	4,179,681

		29,873,282

Savings & Loans — 3.7%
Capitol Federal Financial, Inc.	316,378	3,720,605
Hudson City Bancorp, Inc.	738,000	6,044,220
People’s United Financial, Inc.	462,912	6,221,538

		15,986,363

Semiconductors — 2.8%
Applied Materials, Inc.	485,900	6,321,559
Emulex Corp. (a)	258,400	2,222,240
Teradyne, Inc. (a)	245,700	3,636,360

		12,180,159

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc. (a)	55,400	1,911,300

Telecommunications — 4.8%
American Tower Corp. Class A (a)	90,300	4,725,399
CenturyLink, Inc.	168,475	6,811,444
Consolidated Communications Holdings, Inc.	14,171	275,484
Harris Corp.	24,900	1,121,994
Rogers Communications, Inc. Class B	91,600	3,627,149
Telus Corp.	35,600	1,960,040
Windstream Corp.	152,000	1,969,920

		20,491,430

Textiles — 0.7%
Cintas Corp.	91,100	3,009,033

Toys, Games & Hobbies — 0.5%
Mattel, Inc.	77,800	2,138,722

TOTAL COMMON STOCK (Cost $405,292,155)		425,747,880

The accompanying notes are an integral part of the financial statements.

44

MML Mid Cap Value Fund – Portfolio of Investments (Continued)

		Value

TOTAL EQUITIES (Cost $405,292,155)		$425,747,880

TOTAL LONG-TERM INVESTMENTS (Cost $405,292,155)		425,747,880

	Principal Amount

SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$4,165,426	4,165,426

TOTAL SHORT-TERM INVESTMENTS (Cost $4,165,426)		4,165,426

TOTAL INVESTMENTS — 99.9% (Cost $409,457,581) (c)		429,913,306

Other Assets/(Liabilities) — 0.1%		307,974

NET ASSETS — 100.0%		$430,221,280

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $4,165,428. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $4,250,161.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

45

MML Small Cap Index Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Advertising — 0.1%
Harte-Hanks, Inc.	3,575	$29,029

Aerospace & Defense — 2.4%
AAR Corp.	3,654	98,987
Aerovironment, Inc. (a)	1,416	50,056
Cubic Corp.	1,443	73,579
Curtiss-Wright Corp.	4,261	137,928
Esterline Technologies Corp. (a)	2,846	217,434
GenCorp, Inc. (a)	5,233	33,596
Kaman Corp.	2,422	85,908
Moog, Inc. Class A (a)	4,207	183,089
Orbital Sciences Corp. (a)	5,391	90,838
Teledyne Technologies, Inc. (a)	3,360	169,210

		1,140,625

Agriculture — 0.2%
Alliance One International, Inc. (a)	7,795	25,178
The Andersons, Inc.	1,730	73,092

		98,270

Airlines — 0.3%
Allegiant Travel Co. (a)	1,394	69,003
SkyWest, Inc.	4,836	72,830

		141,833

Apparel — 2.5%
Carter’s, Inc. (a)	5,286	162,597
Crocs, Inc. (a)	8,100	208,575
Iconix Brand Group, Inc. (a)	6,699	162,116
K-Swiss, Inc. Class A (a)	2,579	27,415
Maidenform Brands, Inc. (a)	2,128	58,861
Oxford Industries, Inc.	1,289	43,517
Perry Ellis International, Inc. (a)	1,157	29,214
Quiksilver, Inc. (a)	11,929	56,066
Skechers U.S.A., Inc. Class A (a)	3,205	46,408
Steven Madden Ltd. (a)	3,226	121,007
True Religion Apparel, Inc. (a)	2,377	69,123
Wolverine World Wide, Inc.	4,540	189,545

		1,174,444

Automotive & Parts — 0.2%
Spartan Motors, Inc.	3,010	16,254
Standard Motor Products, Inc.	1,882	28,663
Superior Industries International, Inc.	2,123	46,939

		91,856

Banks — 5.4%
Bank Mutual Corp.	4,500	16,515
Bank of the Ozarks, Inc.	1,197	62,316
Boston Private Financial Holdings, Inc.	7,181	47,251
City Holding Co.	1,405	46,407

	Number of Shares	Value
Columbia Banking System, Inc.	3,622	$62,371
Community Bank System, Inc.	3,327	82,476
F.N.B. Corp.	11,560	119,646
First BanCorp/Puerto Rico (a)	2,047	8,823
First Commonwealth Financial Corp.	8,663	49,726
First Financial Bancorp	5,404	90,193
First Financial Bankshares, Inc.	2,893	99,664
First Midwest Bancorp, Inc.	6,833	83,978
Glacier Bancorp, Inc.	6,614	89,157
Hanmi Financial Corp. (a)	14,576	15,596
Home Bancshares, Inc.	1,988	46,996
Independent Bank Corp.	2,002	52,552
Nara Bancorp, Inc. (a)	3,336	27,122
National Penn Bancshares, Inc.	11,140	88,340
NBT Bancorp, Inc.	3,201	70,838
Old National Bancorp	8,620	93,096
PacWest Bancorp	3,043	62,594
Pinnacle Financial Partners, Inc. (a)	3,168	49,294
PrivateBancorp, Inc.	5,437	75,031
S&T Bancorp, Inc.	2,282	42,422
Signature Bank (a)	3,796	217,131
Simmons First National Corp. Class A	1,569	40,261
Sterling Bancorp	2,891	27,436
Sterling Bancshares, Inc.	9,227	75,292
Susquehanna Bancshares, Inc.	11,954	95,632
Texas Capital Bancshares, Inc. (a)	3,442	88,907
Tompkins Financial Corp.	768	30,136
Trustco Bank Corp. NY	8,360	40,964
UMB Financial Corp.	2,745	114,961
Umpqua Holdings Corp.	10,506	121,554
United Bankshares, Inc.	3,481	85,215
United Community Banks, Inc. (a)	1,803	19,042
Wilshire Bancorp, Inc. (a)	5,266	15,482
Wintrust Financial Corp.	3,202	103,040

		2,557,457

Beverages — 0.3%
Boston Beer Co., Inc. Class A (a)	845	75,712
Peet’s Coffee & Tea, Inc. (a)	1,174	67,740

		143,452

Biotechnology — 1.3%
Affymetrix, Inc. (a)	6,405	50,792
Arqule, Inc. (a)	4,027	25,169
Cambrex Corp. (a)	2,576	11,901
CryoLife, Inc. (a)	2,593	14,521
Enzo Biochem, Inc. (a)	3,341	14,199
Integra LifeSciences Holdings (a)	1,884	90,074
Regeneron Pharmaceuticals, Inc. (a)	6,896	391,072

		597,728

Building Materials — 1.3%
AAON, Inc.	1,683	36,757
Apogee Enterprises, Inc.	2,625	33,626

The accompanying notes are an integral part of the financial statements.

46

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Comfort Systems USA, Inc.	3,486	$36,986
Drew Industries, Inc.	1,745	43,136
Eagle Materials, Inc.	4,080	113,710
Gibraltar Industries, Inc. (a)	2,864	32,420
NCI Building Systems, Inc. (a)	1,640	18,680
Quanex Building Products Corp.	3,440	56,382
Simpson Manufacturing Co., Inc.	3,694	110,340
Texas Industries, Inc.	2,535	105,532
Universal Forest Products, Inc.	1,777	42,577

		630,146

Chemicals — 2.0%
A. Schulman, Inc.	2,807	70,708
American Vanguard Corp.	1,905	24,708
Arch Chemicals, Inc.	2,336	80,452
Balchem Corp.	2,646	115,842
H.B. Fuller Co.	4,539	110,842
Hawkins, Inc.	796	28,831
Kraton Performance Polymers, Inc. (a)	2,916	114,220
OM Group, Inc. (a)	2,834	115,174
PolyOne Corp.	8,582	132,763
Quaker Chemical Corp.	1,171	50,365
Stepan Co.	705	49,984
Zep, Inc.	1,963	37,101

		930,990

Commercial Services — 7.0%
ABM Industries, Inc.	4,435	103,513
American Public Education, Inc. (a)	1,647	73,308
AMN Healthcare Services, Inc. (a)	3,719	30,942
Arbitron, Inc.	2,486	102,746
Capella Education Co. (a)	1,441	60,306
Cardtronics, Inc. (a)	2,817	66,059
CDI Corp.	1,201	15,961
Chemed Corp.	1,971	129,140
Coinstar, Inc. (a)	2,900	158,166
Consolidated Graphics, Inc. (a)	883	48,521
Corinthian Colleges, Inc. (a)	7,625	32,483
Corvel Corp. (a)	616	28,890
Cross Country Healthcare, Inc. (a)	2,900	22,040
Exponent, Inc. (a)	1,279	55,649
Forrester Research, Inc.	1,339	44,133
The Geo Group, Inc. (a)	5,976	137,627
Healthcare Services Group, Inc.	6,109	99,271
Healthspring, Inc. (a)	6,220	286,804
Heartland Payment Systems, Inc.	3,489	71,873
Heidrick & Struggles International, Inc.	1,617	36,609
Hillenbrand, Inc.	5,714	135,136
HMS Holdings Corp. (a)	2,596	199,555
Insperity, Inc.	2,131	63,099
Kelly Services, Inc. Class A (a)	2,534	41,811
Kendle International, Inc. (a)	1,352	20,388
Landauer, Inc.	865	53,275

	Number of Shares	Value
Lincoln Educational Services Corp.	2,075	$35,586
Live Nation Entertainment, Inc. (a)	14,298	163,998
MAXIMUS, Inc.	1,586	131,210
Medifast, Inc. (a)	1,195	28,357
Midas, Inc. (a)	1,311	8,286
Monro Muffler Brake, Inc.	2,785	103,853
Navigant Consulting, Inc. (a)	4,695	49,251
On Assignment, Inc. (a)	3,497	34,376
PAREXEL International Corp. (a)	5,425	127,813
Pre-Paid Legal Services, Inc. (a)	892	59,309
SFN Group, Inc. (a)	4,732	43,014
TeleTech Holdings, Inc. (a)	2,574	54,260
TrueBlue, Inc. (a)	3,984	57,688
Universal Technical Institute, Inc.	1,980	39,145
Viad Corp.	1,904	42,440
Wright Express Corp. (a)	3,561	185,421

		3,281,312

Computers — 2.2%
Agilysys, Inc. (a)	1,842	15,362
CACI International, Inc. Class A (a)	2,786	175,741
Ciber, Inc. (a)	6,428	35,675
iGate Corp.	2,735	44,635
Integral Systems, Inc. (a)	1,716	20,884
LivePerson, Inc. (a)	4,174	59,020
LogMeIn, Inc. (a)	1,514	58,395
Manhattan Associates, Inc. (a)	2,015	69,397
Mercury Computer Systems, Inc. (a)	2,758	51,520
MTS Systems Corp.	1,416	59,231
NCI, Inc. Class A (a)	781	17,744
Netscout Systems, Inc. (a)	3,290	68,728
Radiant Systems, Inc. (a)	3,179	66,441
RadiSys Corp. (a)	2,168	15,805
Stratasys, Inc. (a)	1,948	65,648
Super Micro Computer, Inc. (a)	2,325	37,409
SYKES Enterprises, Inc. (a)	3,702	79,704
Synaptics, Inc. (a)	3,178	81,802

		1,023,141

Cosmetics & Personal Care — 0.1%
Inter Parfums, Inc.	1,420	32,703

Distribution & Wholesale — 1.1%
Brightpoint, Inc. (a)	6,097	49,446
MWI Veterinary Supply, Inc. (a)	1,149	92,805
Pool Corp.	4,451	132,684
ScanSource, Inc. (a)	2,466	92,426
United Stationers, Inc.	4,276	151,499

		518,860

Diversified Financial — 1.5%
Calamos Asset Management, Inc. Class A	1,860	27,007
Interactive Brokers Group, Inc. Class A	3,855	60,331

The accompanying notes are an integral part of the financial statements.

47

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Technology Group, Inc. (a)	3,820	$53,556
National Financial Partners Corp. (a)	4,024	46,437
optionsXpress Holdings, Inc.	3,882	64,752
Piper Jaffray Cos., Inc. (a)	1,438	41,429
Portfolio Recovery Associates, Inc. (a)	1,570	133,120
Stifel Financial Corp. (a)	4,969	178,188
SWS Group, Inc.	2,679	16,047
World Acceptance Corp. (a)	1,431	93,831

		714,698

Electric — 1.9%
Allete, Inc.	2,848	116,882
Avista Corp.	5,304	136,260
Central Vermont Public Service Corp.	1,262	45,621
CH Energy Group, Inc.	1,416	75,416
El Paso Electric Co.	3,910	126,293
NorthWestern Corp.	3,316	109,793
UIL Holdings Corp.	4,629	149,748
Unisource Energy Corp.	3,361	125,466

		885,479

Electrical Components & Equipment — 1.0%
Advanced Energy Industries, Inc. (a)	3,473	51,366
Belden, Inc.	4,337	151,188
Encore Wire Corp.	1,781	43,136
Greatbatch, Inc. (a)	2,115	56,724
Littelfuse, Inc.	2,080	122,138
Powell Industries, Inc. (a)	802	29,273
Vicor Corp.	1,855	29,995

		483,820

Electronics — 3.9%
American Science & Engineering, Inc.	823	65,840
Analogic Corp.	1,136	59,742
Badger Meter, Inc.	1,388	51,342
Bel Fuse, Inc. Class B	1,100	23,859
Benchmark Electronics, Inc. (a)	5,617	92,681
Brady Corp. Class A	4,840	155,170
Checkpoint Systems, Inc. (a)	3,710	66,335
CTS Corp.	3,045	29,445
Cymer, Inc. (a)	2,807	138,975
Daktronics, Inc.	3,281	35,402
Electro Scientific Industries, Inc. (a)	2,260	43,618
Faro Technologies, Inc. (a)	1,488	65,174
FEI Co. (a)	3,549	135,536
II-VI, Inc. (a)	4,683	119,885
Lo-Jack Corp. (a)	1,645	7,172
Methode Electronics, Inc.	3,366	39,079
Newport Corp. (a)	3,366	61,160
OSI Systems, Inc. (a)	1,766	75,938
Oyo Geospace Corp. (a)	411	41,100
Park Electrochemical Corp.	1,889	52,798
Plexus Corp. (a)	3,456	120,303
Pulse Electronics Corp.	3,799	16,792
Rofin-Sinar Technologies, Inc. (a)	2,644	90,293

	Number of Shares	Value
Rogers Corp. (a)	1,471	$67,960
TTM Technologies, Inc. (a)	4,023	64,448
Watts Water Technologies, Inc. Class A	2,682	94,970

		1,815,017

Energy – Alternate Sources — 0.0%
Headwaters, Inc. (a)	5,548	17,365

Engineering & Construction — 0.7%
Dycom Industries, Inc. (a)	3,083	50,376
EMCOR Group, Inc. (a)	6,145	180,110
Insituform Technologies, Inc. Class A (a)	3,648	76,498
Orion Marine Group, Inc. (a)	2,365	22,255

		329,239

Entertainment — 0.3%
Pinnacle Entertainment, Inc. (a)	5,628	83,857
Shuffle Master, Inc. (a)	4,901	45,849

		129,706

Environmental Controls — 0.9%
Calgon Carbon Corp. (a)	5,149	87,533
Darling International, Inc. (a)	10,788	190,948
TETRA Technologies, Inc. (a)	5,756	129,510

		407,991

Foods — 2.5%
B&G Foods, Inc.	4,365	90,006
Cal-Maine Foods, Inc.	1,269	40,557
Calavo Growers, Inc.	1,095	23,061
Diamond Foods, Inc.	2,027	154,741
J&J Snack Foods Corp.	1,306	65,104
Nash Finch Co.	1,111	39,785
Sanderson Farms, Inc.	1,741	83,185
Seneca Foods Corp. Class A (a)	867	22,178
Snyders-Lance, Inc.	4,415	95,496
Spartan Stores, Inc.	2,028	39,607
The Hain Celestial Group, Inc. (a)	4,018	134,041
TreeHouse Foods, Inc. (a)	3,264	178,247
United Natural Foods, Inc. (a)	4,511	192,484

		1,158,492

Forest Products & Paper — 0.9%
Buckeye Technologies, Inc.	3,691	99,583
Clearwater Paper Corp. (a)	1,071	73,128
Deltic Timber Corp.	974	52,294
KapStone Paper and Packaging Corp. (a)	3,492	57,863
Neenah Paper, Inc.	1,380	29,366
Schweitzer-Mauduit International, Inc.	1,609	90,345
Wausau Paper Corp.	4,481	30,202

		432,781

The accompanying notes are an integral part of the financial statements.

48

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 1.8%
The Laclede Group, Inc.	2,048	$77,476
New Jersey Resources Corp.	3,809	169,919
Northwest Natural Gas Co.	2,428	109,576
Piedmont Natural Gas Co., Inc.	6,584	199,232
South Jersey Industries, Inc.	2,740	148,809
Southwest Gas Corp.	4,210	162,548

		867,560

Health Care – Products — 3.0%
Abaxis, Inc. (a)	2,045	55,726
Cantel Medical Corp.	1,192	32,077
CONMED Corp. (a)	2,577	73,393
Cyberonics, Inc. (a)	2,274	63,558
Haemonetics Corp. (a)	2,366	152,300
Hanger Orthopedic Group, Inc. (a)	3,011	73,679
ICU Medical, Inc. (a)	1,082	47,283
Invacare Corp.	2,930	97,247
Kensey Nash Corp. (a)	785	19,806
LCA-Vision, Inc. (a)	1,718	8,212
Meridian Bioscience, Inc.	3,814	91,956
Merit Medical Systems, Inc. (a)	3,790	68,106
Natus Medical, Inc. (a)	2,686	40,693
NuVasive, Inc. (a)	3,631	119,387
Palomar Medical Technologies, Inc. (a)	1,723	19,436
PSS World Medical, Inc. (a)	5,077	142,207
SurModics, Inc. (a)	1,714	19,025
Symmetry Medical, Inc. (a)	3,456	31,000
West Pharmaceutical Services, Inc.	3,082	134,868
Zoll Medical Corp. (a)	1,996	113,093

		1,403,052

Health Care – Services — 2.7%
Air Methods Corp. (a)	1,019	76,160
Almost Family, Inc. (a)	773	21,180
Amedisys, Inc. (a)	2,706	72,061
AMERIGROUP Corp. (a)	4,553	320,850
AmSurg Corp. (a)	2,915	76,169
Bio-Reference Laboratories, Inc. (a)	2,303	48,133
Centene Corp. (a)	4,579	162,692
The Ensign Group, Inc.	1,246	37,866
Gentiva Health Services, Inc. (a)	2,850	59,365
Healthways, Inc. (a)	3,059	46,435
The IPC Hospitalist Co. (a)	1,479	68,552
LHC Group, Inc. (a)	1,477	34,059
Magellan Health Services, Inc. (a)	2,866	156,885
Medcath Corp. (a)	1,835	24,938
Molina Healthcare, Inc. (a)	2,398	65,034

		1,270,379

Home Builders — 0.3%
M/I Homes, Inc. (a)	1,688	20,695
Meritage Home Corp. (a)	3,012	67,951
Skyline Corp.	574	10,045

	Number of Shares	Value
Standard Pacific Corp. (a)	9,241	$30,957
Winnebago Industries, Inc. (a)	2,676	25,850

		155,498

Home Furnishing — 0.5%
Audiovox Corp. Class A (a)	1,611	12,179
DTS, Inc. (a)	1,617	65,569
Ethan Allen Interiors, Inc.	2,596	55,269
La-Z-Boy, Inc. (a)	4,687	46,261
Universal Electronics, Inc. (a)	1,336	33,747

		213,025

Household Products — 0.6%
Blyth, Inc.	517	26,031
Central Garden & Pet Co. Class A (a)	4,532	46,000
Helen of Troy Ltd. (a)	2,839	98,031
Kid Brands, Inc. (a)	1,983	10,232
Prestige Brands Holdings, Inc. (a)	4,519	58,024
The Standard Register Co.	1,300	4,095
WD-40 Co.	1,528	59,653

		302,066

Housewares — 0.5%
National Presto Industries, Inc.	480	48,715
The Toro Co.	2,844	172,062

		220,777

Insurance — 2.3%
AMERISAFE, Inc. (a)	1,698	38,409
Delphi Financial Group, Inc. Class A	5,052	147,569
eHealth, Inc. (a)	1,891	25,264
Employers Holdings, Inc.	3,593	60,254
Horace Mann Educators Corp.	3,628	56,633
Infinity Property & Casualty Corp.	1,126	61,547
Meadowbrook Insurance Group, Inc.	4,944	48,995
The Navigators Group, Inc. (a)	1,145	53,815
Presidential Life Corp.	1,872	19,544
ProAssurance Corp. (a)	2,803	196,210
RLI Corp.	1,540	95,357
Safety Insurance Group, Inc.	1,432	60,201
Selective Insurance Group, Inc.	5,010	81,513
Stewart Information Services Corp.	1,684	16,890
Tower Group, Inc.	3,807	90,683
United Fire & Casualty Co.	1,916	33,281

		1,086,165

Internet — 1.8%
Blue Coat Systems, Inc. (a)	4,034	88,183
Blue Nile, Inc. (a)	1,357	59,681
Comscore, Inc. (a)	2,390	61,901
DealerTrack Holdings, Inc. (a)	3,788	86,935
eResearch Technology, Inc. (a)	4,118	26,232
InfoSpace, Inc. (a)	3,386	30,880
j2 Global Communications, Inc. (a)	4,269	120,514
Liquidity Services, Inc. (a)	1,622	38,295

The accompanying notes are an integral part of the financial statements.

49

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nutrisystem, Inc.	2,502	$35,178
PC-Tel, Inc. (a)	1,692	10,964
Perficient, Inc. (a)	2,782	28,543
Sourcefire, Inc. (a)	2,574	76,499
Stamps.com, Inc.	1,162	15,501
United Online, Inc.	8,003	48,258
Websense, Inc. (a)	3,685	95,700
XO Group, Inc. (a)	2,788	27,741

		851,005

Investment Companies — 0.2%
Prospect Capital Corp.	9,913	100,220

Iron & Steel — 0.1%
Olympic Steel, Inc.	824	22,685

Leisure Time — 0.6%
Arctic Cat, Inc. (a)	1,149	15,431
Brunswick Corp.	8,185	166,974
Callaway Golf Co.	5,907	36,742
Interval Leisure Group, Inc. (a)	3,792	51,912
Multimedia Games Holding Co. (a)	2,500	11,375

		282,434

Lodging — 0.2%
Boyd Gaming Corp. (a)	5,153	44,831
Marcus Corp.	2,086	20,610
Monarch Casino & Resort, Inc. (a)	1,016	10,607

		76,048

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc. (a)	1,814	67,082

Machinery – Diversified — 1.8%
Albany International Corp. Class A	2,599	68,588
Applied Industrial Technologies, Inc.	3,459	123,175
Briggs & Stratton Corp.	4,678	92,905
Cascade Corp.	840	39,959
Cognex Corp.	3,829	135,661
Gerber Scientific, Inc. (a)	2,410	26,823
Intermec, Inc. (a)	4,306	47,538
Intevac, Inc. (a)	2,105	21,492
Lindsay Corp.	1,141	78,501
Robbins & Myers, Inc.	4,202	222,076

		856,718

Manufacturing — 3.1%
A.O. Smith Corp.	3,126	132,230
Actuant Corp. Class A	6,411	172,007
AZZ, Inc.	1,130	51,754
Barnes Group, Inc.	4,154	103,061
Ceradyne, Inc. (a)	2,263	88,234
CLARCOR, Inc.	4,632	219,001
EnPro Industries, Inc. (a)	1,920	92,294
ESCO Technologies, Inc.	2,444	89,939
Federal Signal Corp.	5,582	36,618
Griffon Corp. (a)	4,456	44,917

	Number of Shares	Value
John Bean Technologies Corp.	2,700	$52,164
Koppers Holdings, Inc.	1,925	73,015
LSB Industries, Inc. (a)	1,588	68,157
Lydall, Inc. (a)	1,558	18,634
Myers Industries, Inc.	3,341	34,345
Standex International Corp.	1,134	34,780
STR Holdings, Inc. (a)	3,868	57,711
Sturm, Ruger & Co., Inc.	1,712	37,578
Tredegar Corp.	2,174	39,893

		1,446,332

Media — 0.3%
DG FastChannel, Inc. (a)	2,150	68,908
The Dolan Co. (a)	2,645	22,403
The E.W. Scripps Co. Class A (a)	2,776	26,844

		118,155

Metal Fabricate & Hardware — 0.9%
A.M. Castle & Co. (a)	1,583	26,294
Circor International, Inc.	1,578	67,586
Haynes International, Inc.	1,134	70,229
Kaydon Corp.	2,971	110,878
Lawson Products, Inc.	380	7,474
Mueller Industries, Inc.	3,463	131,282

		413,743

Mining — 0.9%
AMCOL International Corp.	2,326	88,760
Century Aluminum Co. (a)	5,162	80,785
Kaiser Aluminum Corp.	1,395	76,195
Materion Corp. (a)	1,846	68,247
RTI International Metals, Inc. (a)	2,743	105,249

		419,236

Office Furnishings — 0.3%
Interface, Inc. Class A	6,029	116,782

Oil & Gas — 1.5%
Contango Oil & Gas Co. (a)	1,175	68,667
GeoResources, Inc. (a)	1,656	37,243
Gulfport Energy Corp. (a)	3,452	102,490
Penn Virginia Corp.	4,231	55,892
Petroleum Development Corp. (a)	2,172	64,965
PetroQuest Energy, Inc. (a)	5,220	36,644
Pioneer Drilling Co. (a)	4,966	75,682
Stone Energy Corp. (a)	4,524	137,484
Swift Energy Co. (a)	3,909	145,688

		724,755

Oil & Gas Services — 1.8%
Basic Energy Services, Inc. (a)	2,138	67,283
Gulf Island Fabrication, Inc.	1,332	42,997
Hornbeck Offshore Services, Inc. (a)	2,046	56,265
ION Geophysical Corp. (a)	14,271	135,004
Lufkin Industries, Inc.	2,812	241,972
Matrix Service Co. (a)	2,392	32,005

The accompanying notes are an integral part of the financial statements.

50

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SEACOR Holdings, Inc.	1,992	$199,120
TETRA Technologies, Inc. (a)	6,975	88,792

		863,438

Pharmaceuticals — 2.7%
Align Technology, Inc. (a)	6,353	144,849
Cubist Pharmaceuticals, Inc. (a)	5,486	197,441
Emergent Biosolutions, Inc. (a)	2,069	46,656
Hi-Tech Pharmacal Co., Inc. (a)	979	28,323
The Medicines Co. (a)	4,832	79,776
Neogen Corp. (a)	2,142	96,840
Par Pharmaceutical Cos., Inc. (a)	3,341	110,186
PetMed Express, Inc.	2,046	24,245
PharMerica Corp. (a)	2,611	33,316
Questcor Pharmaceuticals, Inc. (a)	5,622	135,490
Salix Pharmaceuticals Ltd. (a)	5,431	216,317
Savient Pharmaceuticals, Inc. (a)	6,317	47,314
ViroPharma, Inc. (a)	7,019	129,852

		1,290,605

Real Estate — 0.1%
Forestar Real Esate Group, Inc. (a)	3,298	54,186

Real Estate Investment Trusts (REITS) — 7.9%
Acadia Realty Trust	3,652	74,245
BioMed Realty Trust, Inc.	12,114	233,073
Cedar Shopping Centers, Inc.	4,426	22,794
Colonial Properties Trust	7,703	157,141
DiamondRock Hospitality Co.	15,356	164,770
Eastgroup Properties	2,462	104,660
Entertainment Properties Trust	4,289	200,296
Extra Space Storage, Inc.	8,624	183,950
Franklin Street Properties Corp.	6,442	83,166
Getty Realty Corp.	2,363	59,618
Healthcare Realty Trust, Inc.	6,645	137,086
Home Properties, Inc.	3,584	218,194
Inland Real Estate Corp.	7,085	62,561
Kilroy Realty Corp.	5,361	211,706
Kite Realty Group Trust	5,878	29,272
LaSalle Hotel Properties	7,847	206,690
Lexington Realty Trust	12,440	113,577
LTC Properties, Inc.	2,775	77,201
Medical Properties Trust, Inc.	10,286	118,289
Mid-America Apartment Communities, Inc.	3,373	227,576
National Retail Properties, Inc.	7,798	191,129
Parkway Properties, Inc.	2,092	35,690
Pennsylvania Real Estate Investment Trust	5,121	80,400
Post Properties, Inc.	4,582	186,762
PS Business Parks, Inc.	1,743	96,039
Saul Centers, Inc.	1,086	42,756
Sovran Self Storage, Inc.	2,524	103,484
Tanger Factory Outlet Centers, Inc.	7,505	200,909
Universal Health Realty Income Trust	1,162	46,457

	Number of Shares	Value
Urstadt Biddle Properties, Inc. Class A	2,116	$38,321

		3,707,812

Retail — 8.9%
Big 5 Sporting Goods Corp.	2,071	16,278
Biglari Holdings, Inc. (a)	131	51,228
BJ’s Restaurants, Inc. (a)	2,081	108,961
Brown Shoe Co., Inc.	4,135	44,038
The Buckle, Inc.	2,435	103,975
Buffalo Wild Wings, Inc. (a)	1,697	112,528
Cabela’s, Inc. (a)	3,766	102,247
California Pizza Kitchen, Inc. (a)	2,300	42,481
Casey’s General Stores, Inc.	3,483	153,252
Cash America International, Inc.	2,709	156,770
The Cato Corp. Class A	2,709	78,019
CEC Entertainment, Inc.	1,830	73,401
The Children’s Place Retail Store, Inc. (a)	2,376	105,708
Christopher & Banks Corp.	3,400	19,550
Coldwater Creek, Inc. (a)	5,802	8,123
Cracker Barrel Old Country Store, Inc.	2,120	104,537
DineEquity, Inc. (a)	1,451	75,844
EZCORP, Inc. Class A (a)	4,605	163,823
The Finish Line, Inc. Class A	4,956	106,058
First Cash Financial Services, Inc. (a)	2,854	119,840
Fred’s, Inc. Class A	3,563	51,414
Genesco, Inc. (a)	2,195	114,360
Group 1 Automotive, Inc.	2,207	90,884
Haverty Furniture Cos., Inc.	1,800	20,718
Hibbett Sports, Inc. (a)	2,506	102,019
Hot Topic, Inc.	3,995	29,723
HSN, Inc. (a)	3,623	119,269
Insight Enterprises, Inc. (a)	4,336	76,791
Jack in the Box, Inc. (a)	4,583	104,401
Jos. A. Bank Clothiers, Inc. (a)	2,517	125,875
Kirkland’s, Inc. (a)	1,494	17,958
Lithia Motors, Inc. Class A	1,987	39,005
Liz Claiborne, Inc. (a)	8,416	45,026
Lumber Liquidators Holdings, Inc. (a)	2,137	54,280
MarineMax, Inc. (a)	2,207	19,333
The Men’s Wearhouse, Inc.	4,738	159,671
Movado Group, Inc.	1,620	27,718
O’Charley’s, Inc. (a)	1,771	12,946
OfficeMax, Inc. (a)	7,923	62,196
P.F. Chang’s China Bistro, Inc.	2,089	84,061
Papa John’s International, Inc. (a)	1,831	60,899
The Pep Boys-Manny, Moe & Jack	4,839	52,890
Red Robin Gourmet Burgers, Inc. (a)	1,394	50,714
Ruby Tuesday, Inc. (a)	6,040	65,111
Rue21, Inc. (a)	1,404	45,630
Ruth’s Hospitality Group, Inc. (a)	2,712	15,214
School Specialty, Inc. (a)	1,424	20,491
Select Comfort Corp. (a)	5,157	92,723
Sonic Automotive, Inc. Class A	3,208	46,997

The accompanying notes are an integral part of the financial statements.

51

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sonic Corp. (a)	5,605	$59,581
Stage Stores, Inc.	3,330	55,944
Stein Mart, Inc.	2,464	23,753
Texas Roadhouse, Inc.	5,314	93,181
Tuesday Morning Corp. (a)	3,160	14,694
Vitamin Shoppe, Inc. (a)	2,365	108,222
World Fuel Services Corp.	6,537	234,874
Zale Corp. (a)	2,295	12,852
Zumiez, Inc. (a)	1,967	49,116

		4,207,195

Savings & Loans — 0.3%
Brookline Bancorp, Inc.	5,523	51,198
Dime Community Bancshares, Inc.	2,620	38,095
Provident Financial Services, Inc.	4,714	67,505

		156,798

Semiconductors — 4.4%
ATMI, Inc. (a)	2,955	60,371
Brooks Automation, Inc. (a)	6,065	65,866
Cabot Microelectronics Corp. (a)	2,151	99,957
Ceva, Inc. (a)	2,137	65,093
Cirrus Logic, Inc. (a)	6,130	97,467
Cohu, Inc.	2,266	29,707
Diodes, Inc. (a)	3,345	87,305
DSP Group, Inc. (a)	2,123	18,470
Entropic Communications, Inc. (a)	6,531	58,061
Exar Corp. (a)	4,184	26,485
Hittite Microwave Corp. (a)	2,321	143,693
Kopin Corp. (a)	5,841	27,511
Kulicke & Soffa Industries, Inc. (a)	6,536	72,811
Micrel, Inc.	4,656	49,260
Microsemi Corp. (a)	7,973	163,446
MKS Instruments, Inc.	4,826	127,503
Monolithic Power Systems, Inc. (a)	3,140	48,419
Nanometrics, Inc. (a)	1,606	30,498
Pericom Semiconductor Corp. (a)	2,210	19,757
Power Integrations, Inc.	2,618	100,610
Rudolph Technologies, Inc. (a)	2,923	31,305
Sigma Designs, Inc. (a)	2,600	19,864
Standard Microsystems Corp. (a)	2,058	55,545
Supertex, Inc. (a)	1,216	27,238
Tessera Technologies, Inc. (a)	4,706	80,661
TriQuint Semiconductor, Inc. (a)	15,111	153,981
Ultratech, Inc. (a)	2,291	69,601
Veeco Instruments, Inc. (a)	3,726	180,376
Volterra Semiconductor Corp. (a)	2,263	55,806

		2,066,667

Software — 4.1%
Avid Technology, Inc. (a)	2,714	51,132
Blackbaud, Inc.	3,934	109,051
Bottomline Technologies, Inc. (a)	3,167	78,257
CommVault Systems, Inc. (a)	4,034	179,311

	Number of Shares	Value
Computer Programs & Systems, Inc.	1,007	$63,924
CSG Systems International, Inc. (a)	3,123	57,713
Digi International, Inc. (a)	2,250	29,250
Ebix, Inc. (a)	3,604	68,656
EPIQ Systems, Inc.	2,880	40,954
Interactive Intelligence, Inc. (a)	1,264	44,303
JDA Software Group, Inc. (a)	3,926	121,274
MicroStrategy, Inc. Class A (a)	758	123,311
Monotype Imaging Holdings, Inc. (a)	2,642	37,331
Omnicell, Inc. (a)	3,094	48,236
Progress Software Corp. (a)	6,131	147,941
Quality Systems, Inc.	1,764	153,997
RightNow Technologies, Inc. (a)	2,191	70,988
Smith Micro Software, Inc. (a)	2,915	12,272
Synchronoss Technologies, Inc. (a)	2,321	73,645
SYNNEX Corp. (a)	2,228	70,628
Take-Two Interactive Software, Inc. (a)	7,971	121,797
Taleo Corp. Class A (a)	3,746	138,714
THQ, Inc. (a)	6,496	23,516
Tyler Technologies, Inc. (a)	2,316	62,023

		1,928,224

Storage & Warehousing — 0.2%
Mobile Mini, Inc. (a)	4,184	88,659

Telecommunications — 2.8%
Anixter International, Inc.	2,645	172,824
Arris Group, Inc. (a)	11,280	130,961
Atlantic Tele-Network, Inc.	857	32,875
Black Box Corp.	1,680	52,534
Cbeyond, Inc. (a)	2,941	38,909
Cincinnati Bell, Inc. (a)	18,230	60,524
Comtech Telecommunications Corp.	2,403	67,380
EMS Technologies, Inc. (a)	1,394	45,960
General Communication, Inc. Class A (a)	3,502	42,269
Harmonic, Inc. (a)	9,271	67,029
NETGEAR, Inc. (a)	3,375	147,555
Network Equipment Technologies, Inc. (a)	3,000	6,600
Neutral Tandem, Inc. (a)	2,881	50,187
Novatel Wireless, Inc. (a)	3,091	16,939
NTELOS Holdings Corp.	2,694	55,012
Oplink Communications, Inc. (a)	1,853	34,521
Symmetricom, Inc. (a)	3,816	22,247
Tekelec (a)	6,235	56,926
USA Mobility, Inc.	2,069	31,573
ViaSat, Inc. (a)	3,812	164,945

		1,297,770

Textiles — 0.3%
G&K Services, Inc. Class A	1,717	58,138
UniFirst Corp.	1,358	76,306

		134,444

52

The accompanying notes are an integral part of the financial statements.

MML Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc. (a)	2,471	$45,491

Transportation — 1.6%
Arkansas Best Corp.	2,310	54,816
Bristow Group, Inc.	3,326	169,692
Forward Air Corp.	2,687	90,794
Heartland Express, Inc.	4,664	77,236
Hub Group, Inc. Class A (a)	3,423	128,910
Knight Transportation, Inc.	5,625	95,569
Old Dominion Freight Line, Inc. (a)	3,996	149,051

		766,068

Water — 0.1%
American States Water Co.	1,713	59,373

TOTAL COMMON STOCK (Cost $44,191,352)		46,446,881

TOTAL EQUITIES (Cost $44,191,352)		46,446,881

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
iShares S&P SmallCap 600 Index Fund	26	1,906

TOTAL MUTUAL FUNDS (Cost $1,620)		1,906

TOTAL LONG-TERM INVESTMENTS (Cost $44,192,972)		46,448,787

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$302,959	302,959

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill 0.051% 11/17/11 (c)	60,000	59,988

TOTAL SHORT-TERM INVESTMENTS (Cost $362,947)		362,947

TOTAL INVESTMENTS — 99.5% (Cost $44,555,919) (d)		46,811,734

Other Assets/ (Liabilities) — 0.5%		216,599

NET ASSETS — 100.0%		$47,028,333

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $302,959. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $311,121.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

53

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.5%

COMMON STOCK — 96.9%
Aerospace & Defense — 0.8%
Kaman Corp.	18,600	$659,742
Kratos Defense & Security Solutions, Inc. (a)	22,800	277,248

		936,990

Agriculture — 0.2%
Alliance One International, Inc. (a)	80,300	259,369

Airlines — 1.3%
Alaska Air Group, Inc. (a)	22,400	1,533,504

Banks — 6.1%
Columbia Banking System, Inc.	19,000	327,180
East West Bancorp, Inc.	76,300	1,542,023
Glacier Bancorp, Inc.	50,100	675,348
Home Bancshares, Inc.	33,400	789,576
Sandy Spring Bancorp, Inc.	11,200	201,488
Signature Bank (a)	14,400	823,680
SVB Financial Group (a)	27,000	1,612,170
Wintrust Financial Corp.	27,900	897,822

		6,869,287

Biotechnology — 0.5%
Exelixis, Inc. (a)	61,500	551,040

Building Materials — 1.9%
Comfort Systems USA, Inc.	33,800	358,618
Drew Industries, Inc.	35,800	884,976
Gibraltar Industries, Inc. (a)	41,900	474,308
Universal Forest Products, Inc.	18,900	452,844

		2,170,746

Chemicals — 2.9%
American Vanguard Corp.	34,800	451,356
Arch Chemicals, Inc.	24,750	852,390
Innospec, Inc. (a)	40,500	1,361,205
Minerals Technologies, Inc.	8,900	589,981

		3,254,932

Coal — 0.5%
Cloud Peak Energy, Inc. (a)	26,700	568,710

Commercial Services — 6.3%
Aaron’s, Inc.	91,000	2,571,660
Electro Rent Corp.	50,800	869,696
FTI Consulting, Inc. (a)	14,500	550,130
Landauer, Inc.	9,200	566,628
McGrath Rentcorp	45,400	1,274,832
Navigant Consulting, Inc. (a)	47,800	501,422
On Assignment, Inc. (a)	66,000	648,780
Startek, Inc. (a)	35,200	121,440

		7,104,588

	Number of Shares	Value
Computers — 0.2%
Xyratex Ltd. (a)	25,500	$261,630

Distribution & Wholesale — 4.0%
Beacon Roofing Supply, Inc. (a)	76,000	1,734,320
Owens & Minor, Inc.	55,350	1,909,021
Pool Corp.	28,900	861,509

		4,504,850

Diversified Financial — 2.4%
GFI Group, Inc.	137,000	628,830
JMP Group, Inc.	24,900	175,047
Piper Jaffray Cos., Inc. (a)	10,100	290,981
Stifel Financial Corp. (a)	45,500	1,631,630

		2,726,488

Electric — 3.2%
Black Hills Corp.	14,700	442,323
Cleco Corp.	30,850	1,075,123
El Paso Electric Co.	39,500	1,275,850
The Empire District Electric Co.	9,300	179,118
NorthWestern Corp.	18,800	622,468

		3,594,882

Electrical Components & Equipment — 2.3%
Advanced Energy Industries, Inc. (a)	40,400	597,516
Belden, Inc.	26,100	909,846
Littelfuse, Inc.	19,300	1,133,296

		2,640,658

Electronics — 3.2%
Analogic Corp.	9,540	501,709
Cymer, Inc. (a)	17,200	851,572
Electro Scientific Industries, Inc. (a)	20,900	403,370
Methode Electronics, Inc.	21,300	247,293
Newport Corp. (a)	31,500	572,355
Woodward, Inc.	32,000	1,115,520

		3,691,819

Engineering & Construction — 0.9%
Insituform Technologies, Inc. Class A (a)	40,700	853,479
Sterling Construction Co., Inc. (a)	11,200	154,224

		1,007,703

Entertainment — 0.6%
Ascent Media Corp. Series A (a)	12,500	662,125

Environmental Controls — 1.5%
Mine Safety Appliances Co.	16,000	597,440
Waste Connections, Inc.	35,150	1,115,310

		1,712,750

Foods — 0.6%
Nash Finch Co.	18,200	651,742

Forest Products & Paper — 2.8%
Clearwater Paper Corp. (a)	11,700	798,876

The accompanying notes are an integral part of the financial statements.

54

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Deltic Timber Corp.	15,400	$826,826
Potlatch Corp.	34,250	1,207,998
Wausau Paper Corp.	47,800	322,172

		3,155,872

Gas — 1.1%
Southwest Gas Corp.	21,000	810,810
Vectren Corp.	14,600	406,756

		1,217,566

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	7,000	328,650

Health Care – Products — 1.6%
AngioDynamics, Inc. (a)	26,900	382,787
Quidel Corp. (a)	27,000	409,050
West Pharmaceutical Services, Inc.	22,500	984,600

		1,776,437

Health Care – Services — 1.2%
National Healthcare Corp.	16,600	822,862
Triple-S Management Corp. Class B (a)	25,300	549,769

		1,372,631

Home Builders — 1.2%
M/I Homes, Inc. (a)	19,000	232,940
Meritage Home Corp. (a)	32,100	724,176
Winnebago Industries, Inc. (a)	43,900	424,074

		1,381,190

Home Furnishing — 0.3%
Ethan Allen Interiors, Inc.	13,500	287,415
Stanley Furniture Co., Inc. (a)	26,400	110,616

		398,031

Household Products — 0.4%
CSS Industries, Inc.	21,000	439,530

Insurance — 4.5%
Alterra Capital Holdings Ltd.	33,400	744,820
Employers Holdings, Inc.	18,400	308,568
Fortegra Financial Corp. (a)	10,000	78,400
Markel Corp. (a)	1,620	642,832
National Interstate Corp.	31,200	714,480
ProAssurance Corp. (a)	29,600	2,072,000
Radian Group, Inc.	121,100	512,253

		5,073,353

Internet — 1.0%
Safeguard Scientifics, Inc. (a)	18,200	343,616
Websense, Inc. (a)	31,150	808,966

		1,152,582

Investment Companies — 0.2%
Ares Capital Corp.	18,000	289,260

Iron & Steel — 1.4%
Carpenter Technology Corp.	22,250	1,283,380

	Number of Shares	Value
Schnitzer Steel Industries, Inc. Class A	4,800	$276,480

		1,559,860

Leisure Time — 0.3%
Brunswick Corp.	14,200	289,680

Lodging — 0.6%
Orient-Express Hotels Ltd. (a)	68,500	736,375

Machinery – Construction & Mining — 0.4%
Astec Industries, Inc. (a)	12,600	465,948

Machinery – Diversified — 5.3%
Cascade Corp.	12,600	599,382
Cognex Corp.	10,600	375,558
IDEX Corp.	27,500	1,260,875
Nordson Corp.	41,600	2,281,760
Robbins & Myers, Inc.	27,800	1,469,230

		5,986,805

Manufacturing — 3.6%
Ameron International Corp.	11,100	729,048
AptarGroup, Inc.	32,100	1,680,114
Matthews International Corp. Class A	29,450	1,182,417
Myers Industries, Inc.	52,900	543,812

		4,135,391

Media — 0.6%
The Dolan Co. (a)	26,000	220,220
Saga Communications, Inc. Class A (a)	11,200	414,400

		634,620

Metal Fabricate & Hardware — 1.1%
Circor International, Inc.	17,400	745,242
Sims Group Ltd. Sponsored ADR (Australia)	25,600	486,144

		1,231,386

Mining — 2.3%
AMCOL International Corp.	19,300	736,488
Franco-Nevada Corp.	21,800	813,728
North American Palladium Ltd. (a)	54,600	223,860
Royal Gold, Inc.	14,300	837,551

		2,611,627

Oil & Gas — 3.6%
Atwood Oceanics, Inc. (a)	12,500	551,625
Forest Oil Corp. (a)	19,650	524,851
Hercules Offshore, Inc. (a)	42,100	231,971
Northern Oil and Gas, Inc. (a)	40,500	897,075
Oasis Petroleum, Inc. (a)	40,800	1,210,944
Penn Virginia Corp.	51,200	676,352

		4,092,818

Oil & Gas Services — 2.2%
CARBO Ceramics, Inc.	9,400	1,531,730
TETRA Technologies, Inc. (a)	57,700	734,521

The accompanying notes are an integral part of the financial statements.

55

MML Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Union Drilling, Inc. (a)	19,400	$199,626

		2,465,877

Real Estate Investment Trusts (REITS) — 6.7%
Acadia Realty Trust	34,700	705,451
CBL & Associates Properties, Inc.	89,800	1,628,074
Cedar Shopping Centers, Inc.	40,500	208,575
First Potomac Realty Trust	52,600	805,306
Kilroy Realty Corp.	31,700	1,251,833
LaSalle Hotel Properties	38,350	1,010,139
Pebblebrook Hotel Trust	37,500	757,125
Saul Centers, Inc.	5,700	224,409
Washington Real Estate Investment Trust	32,000	1,040,640

		7,631,552

Retail — 2.5%
Fred’s, Inc. Class A	33,700	486,291
Haverty Furniture Cos., Inc.	40,300	463,853
MarineMax, Inc. (a)	35,100	307,476
The Men’s Wearhouse, Inc.	27,600	930,120
PriceSmart, Inc.	1,100	56,353
Stein Mart, Inc.	64,600	622,744

		2,866,837

Semiconductors — 1.8%
ATMI, Inc. (a)	19,200	392,256
Brooks Automation, Inc. (a)	39,000	423,540
Cabot Microelectronics Corp. (a)	11,300	525,111
Teradyne, Inc. (a)	50,700	750,360

		2,091,267

Software — 2.0%
Accelrys, Inc. (a)	27,410	194,885
Progress Software Corp. (a)	50,925	1,228,820
SYNNEX Corp. (a)	25,400	805,180

		2,228,885

Telecommunications — 1.4%
Ixia (a)	55,600	711,680
Premiere Global Services, Inc. (a)	57,000	454,860
Sonus Networks, Inc. (a)	132,000	427,680

		1,594,220

Textiles — 0.9%
Culp, Inc. (a)	22,900	215,031
G&K Services, Inc. Class A	24,100	816,026

		1,031,057

Transportation — 6.2%
Genesee & Wyoming, Inc. Class A (a)	33,250	1,949,780
Kirby Corp. (a)	33,050	1,872,943
Landstar System, Inc.	45,050	2,093,924
Overseas Shipholding Group, Inc.	8,100	218,214

	Number of Shares	Value
UTI Worldwide, Inc.	44,300	$872,267

		7,007,128

TOTAL COMMON STOCK (Cost $78,114,329)		109,950,248

CONVERTIBLE PREFERRED STOCK — 0.6%
Banks — 0.1%
East West Bancorp, Inc., Series A 8.000%	100	138,500

Insurance — 0.5%
Assured Guaranty Ltd. 8.500%	7,400	490,879

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $522,016)		629,379

TOTAL EQUITIES (Cost $78,636,345)		110,579,627

MUTUAL FUNDS — 0.4%
Diversified Financial — 0.4%
iShares Russell 2000 Value Index Fund	7,000	513,870
T. Rowe Price Reserve Investment Fund	1,142	1,142

		515,012

TOTAL MUTUAL FUNDS (Cost $464,681)		515,012

TOTAL LONG-TERM INVESTMENTS (Cost $79,101,026)		111,094,639

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$2,459,990	2,459,990

TOTAL SHORT-TERM INVESTMENTS (Cost $2,459,990)		2,459,990

TOTAL INVESTMENTS —100.1% (Cost $81,561,016) (c)		113,554,629

Other Assets/ (Liabilities) — (0.1)%		(109,403)

NET ASSETS — 100.0%		$113,445,226

The accompanying notes are an integral part of the financial statements.

56

MML Small Company Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,459,991. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,510,424.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

57

MML Small/Mid Cap Value Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.4%

COMMON STOCK — 95.4%
Agriculture — 0.9%
Bunge Ltd.	25,700	$1,772,015

Airlines — 0.7%
Alaska Air Group, Inc. (a)	20,550	1,406,853

Apparel — 1.0%
The Jones Group, Inc.	178,300	1,934,555

Automotive & Parts — 3.5%
Cooper Tire & Rubber Co.	74,700	1,478,313
Dana Holding Corp. (a)	113,200	2,071,560
Lear Corp.	26,100	1,395,828
TRW Automotive Holdings Corp. (a)	33,800	1,995,214

		6,940,915

Banks — 6.5%
Associated Banc-Corp.	81,900	1,138,410
CapitalSource, Inc.	393,000	2,534,850
Comerica, Inc.	65,600	2,267,792
Hancock Holding Co.	52,166	1,616,103
Popular, Inc. (a)	631,233	1,742,203
Susquehanna Bancshares, Inc.	148,025	1,184,200
Umpqua Holdings Corp.	104,400	1,207,908
Webster Financial Corp.	57,500	1,208,650

		12,900,116

Beverages — 1.2%
Constellation Brands, Inc. Class A (a)	118,150	2,459,883

Chemicals — 3.0%
Arch Chemicals, Inc.	9,021	310,683
Huntsman Corp.	92,250	1,738,913
OM Group, Inc. (a)	36,200	1,471,168
PolyOne Corp.	160,900	2,489,123

		6,009,887

Commercial Services — 1.2%
Convergys Corp. (a)	177,900	2,426,556

Computers — 0.6%
NCR Corp. (a)	64,000	1,208,960

Distribution & Wholesale — 0.6%
WESCO International, Inc. (a)	21,000	1,135,890

Diversified Financial — 0.9%
MF Global (Holdings) Ltd. (a)	220,400	1,705,896

Electric — 5.9%
CMS Energy Corp.	120,700	2,376,583
NV Energy, Inc.	165,800	2,545,030
PNM Resources, Inc.	112,100	1,876,554
Portland General Electric Co.	100,325	2,536,216
Unisource Energy Corp.	63,900	2,385,387

		11,719,770

	Number of Shares	Value
Electrical Components & Equipment — 1.7%
EnerSys (a)	40,100	$1,380,242
General Cable Corp. (a)	44,700	1,903,326

		3,283,568

Electronics — 5.7%
Arrow Electronics, Inc. (a)	47,000	1,950,500
AU Optronics Corp. Sponsored ADR (Taiwan) (a)	309,266	2,127,750
Avnet, Inc. (a)	73,500	2,343,180
Flextronics International Ltd. (a)	333,800	2,142,996
Thomas & Betts Corp. (a)	32,200	1,733,970
TTM Technologies, Inc. (a)	57,200	916,344

		11,214,740

Engineering & Construction — 0.7%
Tutor Perini Corp.	76,100	1,459,598

Foods — 3.1%
Dole Food Co., Inc. (a)	139,300	1,883,336
Smithfield Foods, Inc. (a)	82,200	1,797,714
Tyson Foods, Inc. Class A	125,400	2,435,268

		6,116,318

Gas — 3.6%
Atmos Energy Corp.	58,400	1,941,800
NiSource, Inc.	130,225	2,637,056
UGI Corp.	79,500	2,535,255

		7,114,111

Health Care – Products — 1.2%
Kinetic Concepts, Inc. (a)	41,400	2,385,882

Health Care – Services — 3.1%
Health Net, Inc. (a)	87,200	2,798,248
LifePoint Hospitals, Inc. (a)	56,800	2,219,744
Molina Healthcare, Inc. (a)	42,600	1,155,312

		6,173,304

Home Builders — 1.2%
NVR, Inc. (a)	3,200	2,321,536

Household Products — 2.0%
American Greetings Corp. Class A	98,375	2,364,935
Avery Dennison Corp.	40,600	1,568,378

		3,933,313

Insurance — 6.7%
AmTrust Financial Services, Inc.	80,800	1,840,624
Aspen Insurance Holdings Ltd.	73,300	1,886,009
Endurance Specialty Holdings Ltd.	55,800	2,306,214
PartnerRe Ltd.	22,800	1,569,780
Platinum Underwriters Holdings Ltd.	65,800	2,187,192
Reinsurance Group of America, Inc. Class A	29,000	1,764,940
Unum Group	65,750	1,675,310

		13,230,069

The accompanying notes are an integral part of the financial statements.

58

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Iron & Steel — 1.9%
Reliance Steel & Aluminum Co.	44,300	$2,199,495
Steel Dynamics, Inc.	97,100	1,577,875

		3,777,370

Leisure Time — 0.9%
Royal Caribbean Cruises Ltd. (a)	47,300	1,780,372

Machinery – Diversified — 0.4%
Briggs & Stratton Corp.	38,300	760,638

Media — 1.4%
Gannett Co., Inc.	117,400	1,681,168
Meredith Corp.	33,500	1,042,855

		2,724,023

Metal Fabricate & Hardware — 2.0%
Commercial Metals Co.	150,800	2,163,980
Mueller Industries, Inc.	47,128	1,786,622

		3,950,602

Oil & Gas — 6.5%
Forest Oil Corp. (a)	71,350	1,905,759
Helmerich & Payne, Inc.	35,500	2,347,260
Petroleum Development Corp. (a)	43,600	1,304,076
Quicksilver Resources, Inc. (a)	113,400	1,673,784
Stone Energy Corp. (a)	55,900	1,698,801
Swift Energy Co. (a)	55,675	2,075,007
Tesoro Corp. (a)	79,500	1,821,345

		12,826,032

Oil & Gas Services — 0.4%
Helix Energy Solutions Group, Inc. (a)	45,650	755,964

Pharmaceuticals — 0.8%
Par Pharmaceutical Cos., Inc. (a)	51,400	1,695,172

Real Estate — 0.7%
Forest City Enterprises, Inc. Class A (a)	79,200	1,478,664

Real Estate Investment Trusts (REITS) — 7.8%
BioMed Realty Trust, Inc.	126,700	2,437,708
BRE Properties, Inc.	50,000	2,494,000
Camden Property Trust	38,300	2,436,646
DiamondRock Hospitality Co.	195,500	2,097,715
Entertainment Properties Trust	53,200	2,484,440
Glimcher Realty Trust	205,700	1,954,150
Sunstone Hotel Investors, Inc. (a)	163,004	1,511,047

		15,415,706

Retail — 7.8%
ANN, Inc. (a)	87,900	2,294,190
Big Lots, Inc. (a)	57,400	1,902,810
Foot Locker, Inc.	99,500	2,364,120
GameStop Corp. Class A (a)	42,100	1,122,807
Insight Enterprises, Inc. (a)	142,200	2,518,362

	Number of Shares	Value
Office Depot, Inc. (a)	333,900	$1,409,058
Saks, Inc. (a)	171,000	1,910,070
Signet Jewelers Ltd. (a)	42,000	1,966,020

		15,487,437

Savings & Loans — 2.5%
First Niagara Financial Group, Inc.	136,200	1,797,840
People’s United Financial, Inc.	100,600	1,352,064
Washington Federal, Inc.	107,300	1,762,939

		4,912,843

Semiconductors — 1.0%
Entegris, Inc. (a)	202,600	2,050,312

Software — 0.9%
Take-Two Interactive Software, Inc. (a)	120,600	1,842,768

Telecommunications — 2.1%
Amdocs Ltd. (a)	61,100	1,856,829
Anixter International, Inc.	16,800	1,097,712
Arris Group, Inc. (a)	103,600	1,202,796

		4,157,337

Transportation — 2.0%
Bristow Group, Inc.	55,500	2,831,610
Teekay Corp.	34,800	1,074,624

		3,906,234

Trucking & Leasing — 1.3%
Aircastle Ltd.	197,400	2,510,928

TOTAL COMMON STOCK (Cost $164,665,540)		188,886,137

TOTAL EQUITIES (Cost $164,665,540)		188,886,137

TOTAL LONG-TERM INVESTMENTS (Cost $164,665,540)		188,886,137

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (b)	$3,718,008	3,718,008

The accompanying notes are an integral part of the financial statements.

59

MML Small/Mid Cap Value Fund – Portfolio of Investments (Continued)

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $3,718,008)	$3,718,008

TOTAL INVESTMENTS — 97.3% (Cost $168,383,548) (c)	192,604,145

Other Assets/(Liabilities) — 2.7%	5,288,156

NET ASSETS — 100.0%	$197,892,301

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,718,009. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $3,796,964.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

60

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MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MML Asset Allocation Fund	MML Concentrated Growth Fund
Assets:
Investments, at value (Note 2) (a)	$131,520,457	$99,611,980
Repurchase agreements, at value (Note 2) (b)	14,914,699	313,035

Total investments	146,435,156	99,925,015

Cash	5,562	-
Foreign currency, at value (c)	-	-
Receivables from:
Investments sold	767,073	-
Investment adviser (Note 3)	-	-
Fund shares sold	70,286	26,093
Interest and dividends	544,146	23,049
Foreign taxes withheld	-	-

Total assets	147,822,223	99,974,157

Liabilities:
Payables for:
Investments purchased	63,663	-
Fund shares repurchased	9,806	7,135
Investments purchased on a when-issued basis (Note 2)	8,764,018	-
Trustees’ fees and expenses (Note 3)	36,201	18,035
Affiliates (Note 3):
Investment management fees	62,036	44,094
Administration fees	-	17,454
Service fees	5,377	1,152
Accrued expense and other liabilities	34,677	28,814

Total liabilities	8,975,778	116,684

Net assets	$138,846,445	$99,857,473

Net assets consist of:
Paid-in capital	$175,064,852	$128,580,703
Undistributed (accumulated) net investment income (loss)	3,931,824	912,682
Accumulated net realized gain (loss) on investments and foreign currency transactions	(59,194,079)	(43,099,511)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	19,043,848	13,463,599

Net assets	$138,846,445	$99,857,473

(a) Cost of investments:	$112,477,533	$86,148,381
(b) Cost of repurchase agreements:	$14,914,699	$313,035
(c) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund	MML Foreign Fund	MML Global Fund	MML Growth & Income Fund

$550,646,539	$343,238,231	$108,459,698	$147,726,117
11,706,555	6,657,593	414,972	384,761

562,353,094	349,895,824	108,874,670	148,110,878

32,878	77,720	13,185	5,978
-	1,467,546	33,505	-

5,436,890	15,563	42,088	726,226
-	-	10,339	-
2,299,275	31,466	26,122	80,557
946,614	1,068,256	124,276	88,285
-	647,844	130,913	13,350

571,068,751	353,204,219	109,255,098	149,025,274

1,926,088	-	70	524,085
257,614	2,063,411	87,717	17,198
-	-	-	-
78,779	54,614	12,244	39,042

343,117	254,374	52,633	59,740
-	-	23,028	-
18,206	3,796	1,111	6,659
80,762	104,139	48,427	36,441

2,704,566	2,480,334	225,230	683,165

$568,364,185	$350,723,885	$109,029,868	$148,342,109

$539,323,619	$360,062,897	$91,413,305	$194,861,349
14,435,101	11,448,261	1,957,446	2,452,072
(62,842,589)	(25,728,195)	(11,855,404)	(73,224,963)
77,448,054	4,940,922	27,514,521	24,253,651

$568,364,185	$350,723,885	$109,029,868	$148,342,109

$473,196,206	$338,479,426	$80,961,529	$123,473,032
$11,706,555	$6,657,593	$414,972	$384,761
$-	$1,365,386	$33,516	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MML Asset Allocation Fund	MML Concentrated Growth Fund
Initial Class shares:
Net assets	$130,119,473	$-

Shares outstanding (a)	14,769,880	-

Net asset value, offering price and redemption price per share	$8.81	$-

Class I shares:
Net assets	$-	$75,823,243

Shares outstanding (a)	-	10,130,993

Net asset value, offering price and redemption price per share	$-	$7.48

Class II shares:
Net assets	$-	$22,169,550

Shares outstanding (a)	-	2,951,134

Net asset value, offering price and redemption price per share	$-	$7.51

Service Class shares:
Net assets	$8,726,972	$-

Shares outstanding (a)	996,353	-

Net asset value, offering price and redemption price per share	$8.76	$-

Service Class I shares:
Net assets	$-	$1,864,680

Shares outstanding (a)	-	251,197

Net asset value, offering price and redemption price per share	$-	$7.42

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund	MML Foreign Fund	MML Global Fund	MML Growth & Income Fund

$538,261,233	$344,537,971	$-	$137,558,627

54,437,110	34,965,868	-	16,194,427

$9.89	$9.85	$-	$8.49

$-	$-	$88,198,310	$-

-	-	9,658,130	-

$-	$-	$9.13	$-

$-	$-	$18,927,867	$-

-	-	2,045,510	-

$-	$-	$9.25	$-

$30,102,952	$6,185,914	$-	$10,783,482

3,060,581	630,863	-	1,277,025

$9.84	$9.81	$-	$8.44

$-	$-	$1,903,691	$-

-	-	208,660	-

$-	$-	$9.12	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MML Income & Growth Fund	MML Large Cap Growth Fund
Assets:
Investments, at value (Note 2) (a)	$78,868,062	$170,618,066
Short-term investments, at value (Note 2) (b)	-	-
Repurchase agreements, at value (Note 2) (c)	204,656	1,751,518

Total investments	79,072,718	172,369,584

Cash	3,456	-
Foreign currency, at value (d)	35	-
Receivables from:
Investments sold	220,498	3,494,782
Investment adviser (Note 3)	-	-
Fund shares sold	348	70,045
Variation margin on open futures contracts (Note 2)	-	-
Interest and dividends	193,558	112,441

Total assets	79,490,613	176,046,852

Liabilities:
Payables for:
Investments purchased	263,114	3,342,286
Open forward foreign currency contracts (Note 2)	-	-
Fund shares repurchased	27,487	86,946
Trustees’ fees and expenses (Note 3)	27,618	15,257
Affiliates (Note 3):
Investment management fees	41,477	88,652
Administration fees	-	-
Service fees	4,357	867
Due to custodian	-	-
Accrued expense and other liabilities	25,040	36,169

Total liabilities	389,093	3,570,177

Net assets	$79,101,520	$172,476,675

Net assets consist of:
Paid-in capital	$67,372,544	$151,315,489
Undistributed (accumulated) net investment income (loss)	3,212,991	423,902
Distributions in excess of net investment income	-	-
Accumulated net realized gain (loss) on investments and foreign currency transactions	(5,811,766)	(2,841,153)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	14,327,751	23,578,437

Net assets	$79,101,520	$172,476,675

(a) Cost of investments:	$64,540,438	$147,039,629
(b) Cost of short-term investments:	$-	$-
(c) Cost of repurchase agreements:	$204,656	$1,751,518
(d) Cost of foreign currency:	$35	$-

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund	MML Mid Cap Value Fund	MML Small Cap Index Fund	MML Small Company Value Fund	MML Small/ Mid Cap Value Fund

$350,918,089	$425,747,880	$46,448,787	$111,094,639	$188,886,137
-	-	59,988	-	-
8,728,581	4,165,426	302,959	2,459,990	3,718,008

359,646,670	429,913,306	46,811,734	113,554,629	192,604,145

1,493	-	-	472	-
1,507	-	-	-	-

2,678,857	3,908,994	392,970	274,305	1,757,296
-	-	-	1,429	-
160,981	1,680,122	17,520	51,611	4,496,920
-	-	714	-	-
101,247	1,193,532	42,481	84,038	217,429

362,590,755	436,695,954	47,265,419	113,966,484	199,075,790

2,929,992	5,494,705	172,498	347,710	975,718
-	429,910	-	-	-
118,817	105,532	13,380	36,671	10,535
53,615	70,898	9,528	7,884	37,155

221,504	291,433	13,132	76,019	116,175
-	-	-	22,358	-
12,865	7,074	2,866	2,171	4,622
-	-	40	-	-
59,233	75,122	25,642	28,445	39,284

3,396,026	6,474,674	237,086	521,258	1,183,489

$359,194,729	$430,221,280	$47,028,333	$113,445,226	$197,892,301

$254,077,080	$395,124,586	$46,819,360	$78,773,880	$214,725,273
(1,375,801)	12,736,506	461,143	-	1,692,545
-	-	-	(162,575)	-
8,864,893	2,333,704	(2,512,246)	2,840,308	(42,746,114)
97,628,557	20,026,484	2,260,076	31,993,613	24,220,597

$359,194,729	$430,221,280	$47,028,333	$113,445,226	$197,892,301

$253,289,963	$405,292,155	$44,192,972	$79,101,026	$164,665,540
$-	$-	$59,988	$-	$-
$8,728,581	$4,165,426	$302,959	$2,459,990	$3,718,008
$1,507	$-	$-	$-	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MML Income & Growth Fund	MML Large Cap Growth Fund
Initial Class shares:
Net assets	$72,016,938	$171,041,376

Shares outstanding (a)	8,000,416	15,709,898

Net asset value, offering price and redemption price per share	$9.00	$10.89

Class II shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

Service Class shares:
Net assets	$7,084,582	$1,435,299

Shares outstanding (a)	791,269	132,584

Net asset value, offering price and redemption price per share	$8.95	$10.83

Service Class I shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund	MML Mid Cap Value Fund	MML Small Cap Index Fund	MML Small Company Value Fund	MML Small/ Mid Cap Value Fund

$337,605,043	$418,423,199	$42,355,341	$-	$190,292,719

25,713,498	38,494,496	4,022,560	-	19,732,658

$13.13	$10.87	$10.53	$-	$9.64

$-	$-	$-	$109,668,483	$-

-	-	-	6,005,776	-

$-	$-	$-	$18.26	$-

$21,589,686	$11,798,081	$4,672,992	$-	$7,599,582

1,655,747	1,091,522	446,388	-	792,034

$13.04	$10.81	$10.47	$-	$9.60

$-	$-	$-	$3,776,743	$-

-	-	-	207,844	-

$-	$-	$-	$18.17	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	MML Asset Allocation Fund	MML Concentrated Growth Fund
Investment income (Note 2):
Dividends (a)	$665,228	$748,753
Interest	1,017,941	29

Total investment income	1,683,169	748,782

Expenses (Note 3):
Investment management fees	387,835	300,858
Custody fees	9,558	7,537
Audit fees	16,327	15,853
Legal fees	841	596
Proxy fees	449	449
Shareholder reporting fees	11,916	8,764
Trustees’ fees	6,282	4,431

	433,208	338,488
Administration fees:
Class I	-	90,642
Class II	-	16,044
Service Class I	-	2,197
Service fees:
Service Class	10,480	-
Service Class I	-	2,289

Total expenses	443,688	449,660
Expenses waived (Note 3):
Class I fees waived by adviser	-	-
Class II fees waived by adviser	-	-
Service Class I fees waived by adviser	-	-
Class I management fees waived	-	(18,886)
Class II management fees waived	-	(5,728)
Service Class I management fees waived	-	(458)

Net expenses	443,688	424,588

Net investment income (loss)	1,239,481	324,194

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	5,513,699	9,281,426
Foreign currency transactions	360	-

Net realized gain (loss)	5,514,059	9,281,426

Net change in unrealized appreciation (depreciation) on:
Investment transactions	(1,557,595)	(5,415,065)
Translation of assets and liabilities in foreign currencies	601	-

Net change in unrealized appreciation (depreciation)	(1,556,994)	(5,415,065)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	3,957,065	3,866,361

Net increase (decrease) in net assets resulting from operations	$5,196,546	$4,190,555

(a) Net of withholding tax of:	$9,815	$-

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund	MML Foreign Fund	MML Global Fund	MML Growth & Income Fund

$7,239,637	$7,876,993	$1,477,066	$1,347,615
7,033	908	33	37

7,246,670	7,877,901	1,477,099	1,347,652

2,170,572	1,562,186	315,067	381,332
30,287	106,991	47,422	18,366
15,671	18,351	16,567	15,586
3,380	2,002	609	918
449	449	449	449
44,219	26,574	8,937	13,160
25,288	15,005	4,550	6,863

2,289,866	1,731,558	393,601	436,674

-	-	118,232	-
-	-	17,053	-
-	-	2,273	-

35,088	7,348	-	14,015
-	-	2,029	-

2,324,954	1,738,906	533,188	450,689

-	-	(54,720)	-
-	-	(12,252)	-
-	-	(1,060)	-
-	-	-	-
-	-	-	-
-	-	-	-

2,324,954	1,738,906	465,156	450,689

4,921,716	6,138,995	1,011,943	896,963

11,862,102	5,043,853	3,187,904	6,717,227
(5,415)	(61,460)	(8,572)	(12,136)

11,856,687	4,982,393	3,179,332	6,705,091

10,109,841	12,497,453	3,860,365	546,262
(1,369)	62,933	8,416	507

10,108,472	12,560,386	3,868,781	546,769

21,965,159	17,542,779	7,048,113	7,251,860

$26,886,875	$23,681,774	$8,060,056	$8,148,823

$51,554	$951,675	$130,091	$31,547

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	MML Income & Growth Fund	MML Large Cap Growth Fund
Investment income (Note 2):
Dividends (a)	$1,204,996	$646,109
Interest	74	60

Total investment income	1,205,070	646,169

Expenses (Note 3):
Investment management fees	257,565	549,305
Custody fees	4,504	10,376
Audit fees	15,850	15,587
Legal fees	473	991
Proxy fees	449	449
Shareholder reporting fees	7,023	13,824
Trustees’ fees	3,431	7,385

	289,295	597,917
Administration fees:
Class II	-	-
Service Class I	-	-
Service fees:
Service Class	7,695	1,608
Service Class I	-	-

Total expenses	296,990	599,525
Expenses waived (Note 3):
Class II fees waived by adviser	-	-
Service Class I fees waived by adviser	-	-

Net expenses	296,990	599,525

Net investment income (loss)	908,080	46,644

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,131,900	8,091,501
Futures contracts	-	-
Foreign currency transactions	(3,627)	-

Net realized gain (loss)	1,128,273	8,091,501

Net change in unrealized appreciation (depreciation) on:
Investment transactions	3,702,904	(1,163,612)
Futures contracts	-	-
Translation of assets and liabilities in foreign currencies	(603)	-

Net change in unrealized appreciation (depreciation)	3,702,301	(1,163,612)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	4,830,574	6,927,889

Net increase (decrease) in net assets resulting from operations	$5,738,654	$6,974,533

(a) Net of withholding tax of:	$22,359	$7,596

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund	MML Mid Cap Value Fund	MML Small Cap Index Fund	MML Small Company Value Fund	MML Small/ Mid Cap Value Fund

$816,394	$5,841,279	$247,103	$645,436	$1,390,364
6,998	160	57	122	127

823,392	5,841,439	247,160	645,558	1,390,491

1,376,701	1,810,067	81,884	467,834	744,144
26,680	42,566	5,328	5,945	12,642
15,905	15,920	15,564	15,855	15,595
2,111	2,528	275	637	1,191
449	449	449	449	449
27,857	33,102	4,678	9,280	16,350
15,666	18,829	2,047	4,732	8,883

1,465,369	1,923,461	110,225	504,732	799,254

-	-	-	133,638	-
-	-	-	3,961	-

24,516	13,452	5,523	-	8,955
-	-	-	3,961	-

1,489,885	1,936,913	115,748	646,292	808,209

-	-	-	(9,084)	-
-	-	-	(295)	-

1,489,885	1,936,913	115,748	636,913	808,209

(666,493)	3,904,526	131,412	8,645	582,282

23,633,069	38,757,742	1,359,082	1,370,927	22,270,623
-	-	(11,893)	-	-
(1,137)	(196,737)	-	(46)	-

23,631,932	38,561,005	1,347,189	1,370,881	22,270,623

2,220,695	(25,364,044)	1,819,529	4,521,862	(14,620,996)
-	-	(1,589)	-	-
326	(369,711)	-	-	-

2,221,021	(25,733,755)	1,817,940	4,521,862	(14,620,996)

25,852,953	12,827,250	3,165,129	5,892,743	7,649,627

$25,186,460	$16,731,776	$3,296,541	$5,901,388	$8,231,909

$15,729	$68,222	$-	$893	$-

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Asset Allocation Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,239,481	$2,626,407
Net realized gain (loss) on investment transactions	5,514,059	4,025,721
Net change in unrealized appreciation (depreciation) on investments	(1,556,994)	9,784,290

Net increase (decrease) in net assets resulting from operations	5,196,546	16,436,418

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(3,270,834)
Class I	-	-
Class II	-	-
Service Class	-	(163,239)
Service Class I	-	-

Total distributions from net investment income	-	(3,434,073)

Net fund share transactions (Note 5):
Initial Class	(9,737,136)	(16,307,999)
Class I	-	-
Class II	-	-
Service Class	443,478	1,801,213
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(9,293,658)	(14,506,786)

Total increase (decrease) in net assets	(4,097,112)	(1,504,441)
Net assets
Beginning of period	142,943,557	144,447,998

End of period	$138,846,445	$142,943,557

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$3,931,824	$2,692,343

The accompanying notes are an integral part of the financial statements.

MML Concentrated Growth Fund		MML Equity Income Fund		MML Foreign Fund
Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

$324,194	$600,741	$4,921,716	$9,558,553	$6,138,995	$5,682,567
9,281,426	13,403,850	11,856,687	1,400,822	4,982,393	(2,239,270)
(5,415,065)	(2,308,534)	10,108,472	63,629,412	12,560,386	12,608,101

4,190,555	11,696,057	26,886,875	74,588,787	23,681,774	16,051,398

-	-	-	(8,032,215)	-	(5,183,884)
-	(304,483)	-	-	-	-
-	(121,782)	-	-	-	-
-	-	-	(286,864)	-	(72,903)
-	(5,743)	-	-	-	-

-	(432,008)	-	(8,319,079)	-	(5,256,787)

-	-	(38,286,772)	57,033,237	(17,256,746)	39,114,873
(2,799,226)	(14,787,016)	-	-	-	-
(1,952,890)	(3,787,283)	-	-	-	-
-	-	4,008,824	5,523,924	(52,782)	1,315,087
1,878	386,949	-	-	-	-

(4,750,238)	(18,187,350)	(34,277,948)	62,557,161	(17,309,528)	40,429,960

(559,683)	(6,923,301)	(7,391,073)	128,826,869	6,372,246	51,224,571

100,417,156	107,340,457	575,755,258	446,928,389	344,351,639	293,127,068

$99,857,473	$100,417,156	$568,364,185	$575,755,258	$350,723,885	$344,351,639

$912,682	$588,488	$14,435,101	$9,513,385	$11,448,261	$5,309,266

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Global Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,011,943	$977,423
Net realized gain (loss) on investment transactions	3,179,332	3,660,223
Net change in unrealized appreciation (depreciation) on investments	3,868,781	7,224,654

Net increase (decrease) in net assets resulting from operations	8,060,056	11,862,300

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	-
Class I	-	(443,725)
Class II	-	(99,559)
Service Class	-	-
Service Class I	-	(4,481)

Total distributions from net investment income	-	(547,765)

Net fund share transactions (Note 5):
Initial Class	-	-
Class I	(2,035,500)	9,390,192
Class II	(1,631,521)	(3,172,493)
Service Class	-	-
Service Class I	356,789	721,200

Increase (decrease) in net assets from fund share transactions	(3,310,232)	6,938,899

Total increase (decrease) in net assets	4,749,824	18,253,434
Net assets
Beginning of period	104,280,044	86,026,610

End of period	$109,029,868	$104,280,044

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,957,446	$945,503

The accompanying notes are an integral part of the financial statements.

MML Growth & Income Fund		MML Income & Growth Fund
Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

$896,963	$1,587,731	$908,080	$2,404,753
6,705,091	7,258,825	1,128,273	25,571,220
546,769	7,628,989	3,702,301	(18,211,608)

8,148,823	16,475,545	5,738,654	9,764,365

-	(1,924,321)	-	(2,756,313)
-	-	-	-
-	-	-	-
-	(153,086)	-	(121,024)
-	-	-	-

-	(2,077,407)	-	(2,877,337)

(13,475,652)	(17,397,853)	(6,142,094)	(204,108,040)
-	-	-	-
-	-	-	-
(3,181,650)	865,578	2,762,940	1,293,934
-	-	-	-

(16,657,302)	(16,532,275)	(3,379,154)	(202,814,106)

(8,508,479)	(2,134,137)	2,359,500	(195,927,078)

156,850,588	158,984,725	76,742,020	272,669,098

$148,342,109	$156,850,588	$79,101,520	$76,742,020

$2,452,072	$1,555,109	$3,212,991	$ 2,304,911

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Large Cap Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$46,644	$385,271
Net realized gain (loss) on investment transactions	8,091,501	3,403,883
Net change in unrealized appreciation (depreciation) on investments	(1,163,612)	18,363,328

Net increase (decrease) in net assets resulting from operations	6,974,533	22,152,482

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(135,692)
Service Class	-	-

Total distributions from net investment income	-	(135,692)

Net fund share transactions (Note 5):
Initial Class	(2,442,258)	103,576,004
Service Class	628,732	15,706

Increase (decrease) in net assets from fund share transactions	(1,813,526)	103,591,710

Total increase (decrease) in net assets	5,161,007	125,608,500
Net assets
Beginning of period	167,315,668	41,707,168

End of period	$172,476,675	$167,315,668

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$423,902	$377,258

The accompanying notes are an integral part of the financial statements.

MML Mid Cap Growth Fund		MML Mid Cap Value Fund
Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

$(666,493)	$(646,732)	$3,904,526	$9,263,692
23,631,932	21,871,761	38,561,005	65,686,823
2,221,021	56,982,064	(25,733,755)	(1,729,806)

25,186,460	78,207,093	16,731,776	73,220,709

-	-	-	(5,765,689)
-	-	-	(106,830)

-	-	-	(5,872,519)

(16,998,017)	(19,052,242)	(17,792,716)	(21,520,432)
3,059,334	4,095,093	1,733,619	2,175,010

(13,938,683)	(14,957,149)	(16,059,097)	(19,345,422)

11,247,777	63,249,944	672,679	48,002,768

347,946,952	284,697,008	429,548,601	381,545,833

$359,194,729	$347,946,952	$430,221,280	$429,548,601

$(1,375,801)	$(709,308)	$12,736,506	$8,831,980

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Small Cap Index Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$131,412	$313,530
Net realized gain (loss) on investment transactions	1,347,189	59,415
Net change in unrealized appreciation (depreciation) on investments	1,817,940	9,401,611

Net increase (decrease) in net assets resulting from operations	3,296,541	9,774,556

Distributions to shareholders (Note 2):
From net investment income:
Initial Class	-	(223,145)
Class II	-	-
Service Class	-	(13,744)
Service Class I	-	-

Total distributions from net investment income	-	(236,889)

From net realized gains:
Class II	-	-
Service Class I	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Initial Class	(2,676,564)	(5,195,780)
Class II	-	-
Service Class	274,307	595,008
Service Class I	-	-

Increase (decrease) in net assets from fund share transactions	(2,402,257)	(4,600,772)

Total increase (decrease) in net assets	894,284	4,936,895
Net assets
Beginning of period	46,134,049	41,197,154

End of period	$47,028,333	$46,134,049

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$461,143	$329,731

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

MML Small Company Value Fund		MML Small/Mid Cap Value Fund
Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010

$8,645	$325,366	$582,282	$1,146,608
1,370,881	10,205,295	22,270,623	17,419,713
4,521,862	10,266,951	(14,620,996)	27,693,877

5,901,388	20,797,612	8,231,909	46,260,198

-	-	-	(1,105,932)
-	(798,366)	-	-
-	-	-	(23,853)
-	(17,102)	-	-

-	(815,468)	-	(1,129,785)

-	(8,456,394)	-	-
-	(199,717)	-	-

-	(8,656,111)	-	-

-	-	(8,820,917)	(31,113,774)
(1,909,075)	(1,584,805)	-	-
-	-	952,640	1,387,858
1,042,105	1,789,392	-	-

(866,970)	204,587	(7,868,277)	(29,725,916)

5,034,418	11,530,620	363,632	15,404,497

108,410,808	96,880,188	197,528,669	182,124,172

$113,445,226	$108,410,808	$197,892,301	$197,528,669

$-	$-	$1,692,545	$1,110,263

$(162,575)	$(171,220)	$-	$-

MML Series Investment Fund – Financial Highlights

(For a share outstanding throughout each period)

MML Asset Allocation Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$8.50		$7.75	$6.90	$9.91		$10.30	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.15	0.17	0.23		0.25	0.16
Net realized and unrealized gain (loss) on investments	0.23		0.80	0.98	(3.23)		(0.13)	0.31

Total income (loss) from investment operations	0.31		0.95	1.15	(3.00)		0.12	0.47

Less distributions to shareholders:
From net investment income	-		(0.20)	(0.30)	(0.01)		(0.25)	(0.16)
From net realized gains	-		-	-	-		(0.26)	(0.01)

Total distributions	-		(0.20)	(0.30)	(0.01)		(0.51)	(0.17)

Net asset value, end of period	$8.81		$8.50	$7.75	$6.90		$9.91	$10.30

Total Return ^^	3.65%	**	12.61%	17.02%	(30.32%	)	1.14%	4.74%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$130,119		$134,949	$138,938	$136,326		$255,294	$266,212
Ratio of expenses to average daily net assets:
Before expense waiver	0.61%	*	0.62%	0.63%	0.62%		0.59%	0.61%	*
After expense waiver	N/A		N/A	N/A	0.60%	#	0.57% #	0.57%	*#
Net investment income (loss) to average daily net assets	1.77%	*	1.89%	2.43%	2.63%		2.34%	2.40%	*
Portfolio turnover rate	44%	**	60%	109%	67%		62%	38%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$8.46		$7.72	$6.90	$8.98

Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.13	0.15	0.08
Net realized and unrealized gain (loss) on investments	0.23		0.80	0.97	(2.15)

Total income (loss) from investment operations	0.30		0.93	1.12	(2.07)

Less distributions to shareholders:
From net investment income	-		(0.19)	(0.30)	(0.01)

Total distributions	-		(0.19)	(0.30)	(0.01)

Net asset value, end of period	$8.76		$8.46	$7.72	$6.90

Total Return ^^	3.55%	**	12.37%	16.56%	(23.10%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$8,727		$7,994	$5,510	$1,757
Ratio of expenses to average daily net assets	0.86%	*	0.87%	0.88%	0.90%	*
Net investment income (loss) to average daily net assets	1.53%	*	1.65%	2.09%	3.09%	*
Portfolio turnover rate	44%	**	60%	109%	67%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Concentrated Growth Fund

	Class I
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$7.18		$6.32	$4.45	$11.09		$10.21	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.04	0.02	0.03		0.02	0.01
Net realized and unrealized gain (loss) on investments	0.28		0.85	1.87	(6.67)		1.54	0.21

Total income (loss) from investment operations	0.30		0.89	1.89	(6.64)		1.56	0.22

Less distributions to shareholders:
From net investment income	-		(0.03)	(0.02)	-		(0.02)	-
From net realized gains	-		-	-	-		(0.66)	(0.01)

Total distributions	-		(0.03)	(0.02)	-		(0.68)	(0.01)

Net asset value, end of period	$7.48		$7.18	$6.32	$4.45		$11.09	$10.21

Total Return ^^	4.18%	**	14.14%	42.58%	(59.87%	)	15.04%	2.19%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$75,823		$75,480	$82,035	$59,617		$23,930	$18,032
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%	*	0.92%	0.93%	0.93%		0.91%	0.94%	*
After expense waiver	0.87%	*#	0.87% #	0.90% #	0.90%	#	0.76% #	0.76%	*#
Net investment income (loss) to average daily net assets	0.63%	*	0.58%	0.44%	0.40%		0.16%	0.11%	*
Portfolio turnover rate	31%	**	78%	69%	104%		59%	43%	**

	Class II
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$7.21		$6.35	$4.46	$11.10		$10.21	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.04	0.03	0.03		0.03	0.01
Net realized and unrealized gain (loss) on investments	0.27		0.86	1.88	(6.67)		1.55	0.22

Total income (loss) from investment operations	0.30		0.90	1.91	(6.64)		1.58	0.23

Less distributions to shareholders:
From net investment income	-		(0.04)	(0.02)	-		(0.03)	-
From net realized gains	-		-	-	-		(0.66)	(0.02)

Total distributions	-		(0.04)	(0.02)	-		(0.69)	(0.02)

Net asset value, end of period	$7.51		$7.21	$6.35	$4.46		$11.10	$10.21

Total Return ^^	4.16%	**	14.21%	42.82%	(59.82%	)	15.20%	2.25%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$22,170		$23,147	$24,102	$19,978		$61,686	$64,702
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%	*	0.82%	0.83%	0.82%		0.81%	0.84%	*
After expense waiver	0.77%	*#	0.77% #	0.80% #	0.76%	#	0.66% #	0.66%	*#
Net investment income (loss) to average daily net assets	0.73%	*	0.68%	0.52%	0.40%		0.26%	0.21%	*
Portfolio turnover rate	31%	**	78%	69%	104%		59%	43%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Concentrated Growth Fund (Continued)

	Service Class I
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$7.13		$6.29	$4.45	$8.78

Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.02	0.01	0.01
Net realized and unrealized gain (loss) on investments	0.28		0.85	1.86	(4.34)

Total income (loss) from investment operations	0.29		0.87	1.87	(4.33)

Less distributions to shareholders:
From net investment income	-		(0.03)	(0.03)	-

Total distributions	-		(0.03)	(0.03)	-

Net asset value, end of period	$7.42		$7.13	$6.29	$4.45

Total Return ^^	4.07%	**	13.83%	42.11%	(49.32%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,865		$1,789	$1,203	$494
Ratio of expenses to average daily net assets:
Before expense waiver	1.17%	*	1.17%	1.18%	1.19%	*
After expense waiver	1.12%	*#	1.12% #	1.15% #	N/A
Net investment income (loss) to average daily net assets	0.38%	*	0.33%	0.15%	0.73%	*
Portfolio turnover rate	31%	**	78%	69%	104%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Equity Income Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$9.44		$8.35	$6.82	$10.77		$10.97	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.16	0.15	0.22		0.20	0.11
Net realized and unrealized gain (loss) on investments	0.37		1.06	1.56	(4.04)		0.15	0.99

Total income (loss) from investment operations	0.45		1.22	1.71	(3.82)		0.35	1.10

Less distributions to shareholders:
From net investment income	-		(0.13)	(0.18)	-		(0.17)	(0.10)
From net realized gains	-		-	-	(0.13)		(0.38)	(0.03)

Total distributions	-		(0.13)	(0.18)	(0.13)		(0.55)	(0.13)

Net asset value, end of period	$9.89		$9.44	$8.35	$6.82		$10.77	$10.97

Total Return ^^	4.77%	**	14.95%	25.19%	(35.80%	)	3.13%	11.01%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$538,261		$550,834	$430,300	$353,862		$378,616	$292,357
Ratio of expenses to average daily net assets	0.79%	*	0.79%	0.81%	0.80%		0.78%	0.80%	*
Net investment income (loss) to average daily net assets	1.71%	*	1.87%	2.13%	2.51%		1.76%	1.66%	*
Portfolio turnover rate	11%	**	16%	31%	32%		27%	12%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$9.40		$8.32	$6.82	$9.60

Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.14	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.37		1.06	1.54	(2.74)

Total income (loss) from investment operations	0.44		1.20	1.67	(2.65)

Less distributions to shareholders:
From net investment income	-		(0.12)	(0.17)	-
From net realized gains	-		-	-	(0.13)

Total distributions	-		(0.12)	(0.17)	(0.13)

Net asset value, end of period	$9.84		$9.40	$8.32	$6.82

Total Return ^^	4.68%	**	14.70%	24.74%	(27.98%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$30,103		$24,921	$16,629	$6,302
Ratio of expenses to average daily net assets	1.04%	*	1.04%	1.06%	1.06%	*
Net investment income (loss) to average daily net assets	1.47%	*	1.62%	1.77%	3.36%	*
Portfolio turnover rate	11%	**	16%	31%	32%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Foreign Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$9.21		$8.95	$7.08	$12.02		$11.00	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.17		0.16	0.16	0.27		0.24	0.13
Net realized and unrealized gain (loss) on investments	0.47		0.24	1.90	(5.21)		1.24	1.00

Total income (loss) from investment operations	0.64		0.40	2.06	(4.94)		1.48	1.13

Less distributions to shareholders:
From net investment income	-		(0.14)	(0.19)	(0.00	) †	(0.27)	(0.12)
From net realized gains	-		-	-	-		(0.19)	(0.01)

Total distributions	-		(0.14)	(0.19)	(0.00	) †	(0.46)	(0.13)

Net asset value, end of period	$9.85		$9.21	$8.95	$7.08		$12.02	$11.00

Total Return ^^	6.95%	**	4.70%	29.28%	(41.07%	)	13.48%	11.26%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$344,538		$338,495	$288,815	$208,709		$359,018	$253,512
Ratio of expenses to average daily net assets:
Before expense waiver	0.99%	*	0.99%	1.01%	1.00%		1.00%	1.03%	*
After expense waiver	N/A		N/A	N/A	0.98%	#	N/A	1.02%	*#
Net investment income (loss) to average daily net assets	3.50%	*	1.85%	2.08%	2.74%		2.00%	1.90%	*
Portfolio turnover rate	6%	**	8%	11%	10%		9%	9%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$9.18		$8.92	$7.07	$9.96

Income (loss) from investment operations:
Net investment income (loss) ***	0.16		0.13	0.15	0.03
Net realized and unrealized gain (loss) on investments	0.47		0.26	1.89	(2.92)

Total income (loss) from investment operations	0.63		0.39	2.04	(2.89)

Less distributions to shareholders:
From net investment income	-		(0.13)	(0.19)	(0.00	) †

Total distributions	-		(0.13)	(0.19)	(0.00	) †

Net asset value, end of period	$9.81		$9.18	$8.92	$7.07

Total Return ^^	6.75%	**	4.54%	29.01%	(28.99%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$6,186		$5,857	$4,313	$1,675
Ratio of expenses to average daily net assets	1.24%	*	1.24%	1.26%	1.25%	*
Net investment income (loss) to average daily net assets	3.29%	*	1.56%	1.88%	1.00%	*
Portfolio turnover rate	6%	**	8%	11%	10%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Global Fund

	Class I
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$8.46		$7.56	$5.78	$10.31	$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.08	0.05	0.15	0.16	0.10
Net realized and unrealized gain (loss) on investments	0.59		0.87	1.80	(4.64)	0.22	0.53

Total income (loss) from investment operations	0.67		0.95	1.85	(4.49)	0.38	0.63

Less distributions to shareholders:
From net investment income	-		(0.05)	(0.07)	-	(0.16)	(0.11)
From net realized gains	-		-	-	(0.04)	(0.43)	-

Total distributions	-		(0.05)	(0.07)	(0.04)	(0.59)	(0.11)

Net asset value, end of period	$9.13		$8.46	$7.56	$5.78	$10.31	$10.52

Total Return ^^	7.92%	**	12.64%	32.06%	(43.70% )	3.57%	6.25%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$88,198		$83,762	$65,305	$5,589	$10,156	$9,698
Ratio of expenses to average daily net assets:
Before expense waiver	1.03%	*	1.01%	1.14%	1.27%	1.15%	1.15%	*
After expense waiver	0.90%	*#	0.90% #	0.90% #	0.83% #	0.71% #	0.71%	*#
Net investment income (loss) to average daily net assets	1.91%	*	1.05%	0.76%	1.82%	1.41%	1.47%	*
Portfolio turnover rate	8%	**	18%	88%	65%	56%	41%	**

	Class II
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$8.57		$7.64	$5.83	$10.31	$10.52	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.09	0.10	0.17	0.17	0.10
Net realized and unrealized gain (loss) on investments	0.59		0.88	1.76	(4.61)	0.22	0.53

Total income (loss) from investment operations	0.68		0.97	1.86	(4.44)	0.39	0.63

Less distributions to shareholders:
From net investment income	-		(0.04)	(0.05)	-	(0.17)	(0.11)
From net realized gains	-		-	-	(0.04)	(0.43)	-

Total distributions	-		(0.04)	(0.05)	(0.04)	(0.60)	(0.11)

Net asset value, end of period	$9.25		$8.57	$7.64	$5.83	$10.31	$10.52

Total Return ^^	7.93%	**	12.83%	31.96%	(43.27% )	3.75%	6.30%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$18,928		$19,095	$20,163	$18,607	$43,429	$51,804
Ratio of expenses to average daily net assets:
Before expense waiver	0.93%	*	0.91%	1.04%	1.17%	1.05%	1.04%	*
After expense waiver	0.80%	*#	0.80% #	0.80% #	0.72% #	0.61% #	0.61%	*#
Net investment income (loss) to average daily net assets	2.00%	*	1.19%	1.63%	1.95%	1.51%	1.60%	*
Portfolio turnover rate	8%	**	18%	88%	65%	56%	41%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Global Fund (Continued)

	Service Class I
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$8.47		$7.57	$5.80	$8.72

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.05	0.08	0.01
Net realized and unrealized gain (loss) on investments	0.57		0.89	1.76	(2.89)

Total income (loss) from investment operations	0.65		0.94	1.84	(2.88)

Less distributions to shareholders:
From net investment income	-		(0.04)	(0.07)	-
From net realized gains	-		-	-	(0.04)

Total distributions	-		(0.04)	(0.07)	(0.04)

Net asset value, end of period	$9.12		$8.47	$7.57	$5.80

Total Return ^^	7.67%	**	12.46%	31.77%	(33.21%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,904		$1,424	$559	$265
Ratio of expenses to average daily net assets:
Before expense waiver	1.28%	*	1.26%	1.39%	1.19%	*
After expense waiver	1.15%	*#	1.15% #	1.15% #	1.15%	*#
Net investment income (loss) to average daily net assets	1.72%	*	0.71%	1.20%	0.46%	*
Portfolio turnover rate	8%	**	18%	88%	65%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Growth & Income Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07		Period Ended 12/31/06 +
Net asset value, beginning of period	$8.07		$7.35	$5.87	$9.80		$10.36		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.08	0.09	0.11		0.12		0.07
Net realized and unrealized gain (loss) on investments	0.37		0.74	1.52	(4.04)		(0.14)		0.37

Total income (loss) from investment operations	0.42		0.82	1.61	(3.93)		(0.02)		0.44

Less distributions to shareholders:
From net investment income	-		(0.10)	(0.13)	-		(0.12)		(0.08)
From net realized gains	-		-	-	-		(0.42)		-
Tax return of capital	-		-	-	-		(0.00	) †	-

Total distributions	-		(0.10)	(0.13)	-		(0.54)		(0.08)

Net asset value, end of period	$8.49		$8.07	$7.35	$5.87		$9.80		$10.36

Total Return ^^	5.20%	**	11.47%	27.66%	(40.10%	)	(0.33%	)	4.35%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$137,559		$143,556	$147,773	$133,236		$269,803		$302,641
Ratio of expenses to average daily net assets:
Before expense waiver	0.57%	*	0.56%	0.58%	0.56%		0.54%		0.55%	*
After expense waiver	N/A		N/A	N/A	0.55%	#	0.52%	#	0.52%	*#
Net investment income (loss) to average daily net assets	1.20%	*	1.06%	1.51%	1.39%		1.13%		1.11%	*
Portfolio turnover rate	14%	**	95%	47%	48%		38%		22%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$8.03		$7.32	$5.86	$8.59

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.06	0.07	0.05
Net realized and unrealized gain (loss) on investments	0.37		0.74	1.52	(2.78)

Total income (loss) from investment operations	0.41		0.80	1.59	(2.73)

Less distributions to shareholders:
From net investment income	-		(0.09)	(0.13)	-

Total distributions	-		(0.09)	(0.13)	-

Net asset value, end of period	$8.44		$8.03	$7.32	$5.86

Total Return ^^	5.11%	**	11.21%	27.35%	(31.78%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$10,783		$13,294	$11,212	$1,319
Ratio of expenses to average daily net assets	0.82%	*	0.81%	0.83%	0.84%	*
Net investment income (loss) to average daily net assets	0.91%	*	0.82%	1.05%	2.15%	*
Portfolio turnover rate	14%	**	95%	47%	48%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Income & Growth Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07		Period Ended 12/31/06 +
Net asset value, beginning of period	$8.37		$7.82	$6.68	$10.24		$11.03		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.13	0.13	0.16		0.17		0.13
Net realized and unrealized gain (loss) on investments	0.53		0.73	1.07	(3.72)		(0.24)		1.04

Total income (loss) from investment operations	0.63		0.86	1.20	(3.56)		(0.07)		1.17

Less distributions to shareholders:
From net investment income	-		(0.31)	(0.06)	(0.00	) †	(0.17)		(0.14)
From net realized gains	-		-	-	(0.00	) †	(0.55)		-
Tax return of capital	-		-	-	-		(0.00	) †	-

Total distributions	-		(0.31)	(0.06)	(0.00	) †	(0.72)		(0.14)

Net asset value, end of period	$9.00		$8.37	$7.82	$6.68		$10.24		$11.03

Total Return ^^	7.53%	**	11.70%	18.06%	(34.76%	)	(0.77%	)	11.66%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$72,017		$72,789	$270,263	$76,447		$150,272		$180,804
Ratio of expenses to average daily net assets:
Before expense waiver	0.73%	*	0.73%	0.72%	0.74%		0.70%		0.72%	*
After expense waiver	N/A		N/A	N/A	0.73%	#	0.70%	##	0.70%	*#
Net investment income (loss) to average daily net assets	2.30%	*	1.62%	1.79%	1.82%		1.48%		1.84%	*
Portfolio turnover rate	6%	**	64%	52%	59%		57%		38%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$8.33		$7.79	$6.68	$9.09

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.13	0.11	0.06
Net realized and unrealized gain (loss) on investments	0.53		0.71	1.06	(2.47)

Total income (loss) from investment operations	0.62		0.84	1.17	(2.41)

Less distributions to shareholders:
From net investment income	-		(0.30)	(0.06)	(0.00	) †
From net realized gains	-		-	-	(0.00	) †

Total distributions	-		(0.30)	(0.06)	(0.00	) †

Net asset value, end of period	$8.95		$8.33	$7.79	$6.68

Total Return ^^	7.44%	**	11.47%	17.59%	(26.51%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,085		$3,953	$2,406	$650
Ratio of expenses to average daily net assets	0.98%	*	0.98%	0.97%	1.03%	*
Net investment income (loss) to average daily net assets	2.15%	*	1.64%	1.59%	2.33%	*
Portfolio turnover rate	6%	**	64%	52%	59%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Large Cap Growth Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$10.45		$8.80	$6.71	$11.34		$10.00	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.03	0.03	0.03		0.01	0.01
Net realized and unrealized gain (loss) on investments	0.44		1.63	2.10	(4.66)		1.35	(0.00	) †

Total income (loss) from investment operations	0.44		1.66	2.13	(4.63)		1.36	0.01

Less distributions to shareholders:
From net investment income	-		(0.01)	(0.04)	-		(0.02)	(0.01)

Total distributions	-		(0.01)	(0.04)	-		(0.02)	(0.01)

Net asset value, end of period	$10.89		$10.45	$8.80	$6.71		$11.34	$10.00

Total Return ^^	4.21%	**	18.87%	31.75%	(40.83%	)	13.57%	0.10%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$171,041		$166,552	$41,071	$36,197		$74,225	$77,892
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%	*	0.72%	0.81%	0.78%		0.72%	0.76%	*
After expense waiver	N/A		N/A	N/A	0.77%	#	N/A	0.73%	*#
Net investment income (loss) to average daily net assets	0.06%	*	0.36%	0.35%	0.35%		0.12%	0.15%	*
Portfolio turnover rate	48%	**	88%	151%	86%		85%	61%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$10.40		$8.78	$6.71	$9.87

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.01	0.01	0.01
Net realized and unrealized gain (loss) on investments	0.44		1.61	2.09	(3.17)

Total income (loss) from investment operations	0.43		1.62	2.10	(3.16)

Less distributions to shareholders:
From net investment income	-		-	(0.03)	-

Total distributions	-		-	(0.03)	-

Net asset value, end of period	$10.83		$10.40	$8.78	$6.71

Total Return ^^	4.13%	**	18.45%	31.43%	(32.02%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,435		$763	$636	$236
Ratio of expenses to average daily net assets	0.96%	*	0.97%	1.06%	1.13%	*
Net investment income (loss) to average daily net assets	(0.18%	)*	0.11%	0.08%	0.53%	*
Portfolio turnover rate	48%	**	88%	151%	86%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Mid Cap Growth Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$12.23		$9.55		$6.57		$11.18		$10.04	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.02)		(0.02)		(0.02)		0.01	(0.01)
Net realized and unrealized gain (loss) on investments	0.92		2.70		3.00		(4.41)		1.71	0.05

Total income (loss) from investment operations	0.90		2.68		2.98		(4.43)		1.72	0.04

Less distributions to shareholders:
From net investment income	-		-		-		-		(0.01)	-
From net realized gains	-		-		-		(0.18)		(0.57)	-

Total distributions	-		-		-		(0.18)		(0.58)	-

Net asset value, end of period	$13.13		$12.23		$9.55		$6.57		$11.18	$10.04

Total Return ^^	7.36%	**	28.06%		45.36%		(40.21%	)	16.89%	0.50%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$337,605		$330,711		$274,954		$183,886		$285,701	$285,149
Ratio of expenses to average daily net assets	0.82%	*	0.82%		0.84%		0.83%		0.81%	0.83%	*
Net investment income (loss) to average daily net assets	(0.36%	)*	(0.20%	)	(0.25%	)	(0.21%	)	0.08%	(0.11%	)*
Portfolio turnover rate	17%	**	29%		52%		32%		31%	30%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10		Year Ended 12/31/09		Period Ended 12/31/08 +++
Net asset value, beginning of period	$12.17		$9.52		$6.57		$10.46

Income (loss) from investment operations:
Net investment income (loss) ***	(0.04)		(0.04)		(0.04)		(0.01)
Net realized and unrealized gain (loss) on investments	0.91		2.69		2.99		(3.70)

Total income (loss) from investment operations	0.87		2.65		2.95		(3.71)

Less distributions to shareholders:
From net realized gains	-		-		-		(0.18)

Total distributions	-		-		-		(0.18)

Net asset value, end of period	$13.04		$12.17		$9.52		$6.57

Total Return ^^	7.15%	**	27.84%		44.90%		(36.09%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$21,590		$17,236		$9,743		$3,757
Ratio of expenses to average daily net assets	1.07%	*	1.07%		1.09%		1.11%	*
Net investment income (loss) to average daily net assets	(0.61%	)*	(0.42%	)	(0.50%	)	(0.29%	) *
Portfolio turnover rate	17%	**	29%		52%		32%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Mid Cap Value Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$10.46		$8.85	$6.93	$9.18		$10.81	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.22	0.15	0.17		0.15	0.10
Net realized and unrealized gain (loss) on investments	0.31		1.53	1.93	(2.42)		(0.35)	1.03

Total income (loss) from investment operations	0.41		1.75	2.08	(2.25)		(0.20)	1.13

Less distributions to shareholders:
From net investment income	-		(0.14)	(0.16)	(0.00	) †	(0.10)	(0.10)
From net realized gains	-		-	-	-		(1.33)	(0.22)

Total distributions	-		(0.14)	(0.16)	(0.00	) †	(1.43)	(0.32)

Net asset value, end of period	$10.87		$10.46	$8.85	$6.93		$9.18	$10.81

Total Return ^^	3.92%	**	20.09%	30.31%	(24.51%	)	(2.32% )	11.23%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$418,423		$419,863	$375,386	$291,433		$404,928	$358,906
Ratio of expenses to average daily net assets	0.89%	*	0.89%	0.91%	0.90%		0.88%	0.90%	*
Net investment income (loss) to average daily net assets	1.82%	*	2.36%	1.99%	2.09%		1.33%	1.44%	*
Portfolio turnover rate	53%	**	125%	159%	189%		206%	173%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$10.41		$8.83	$6.92	$9.06

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.20	0.13	0.09
Net realized and unrealized gain (loss) on investments	0.31		1.51	1.94	(2.23)

Total income (loss) from investment operations	0.40		1.71	2.07	(2.14)

Less distributions to shareholders:
From net investment income	-		(0.13)	(0.16)	(0.00	) †

Total distributions	-		(0.13)	(0.16)	(0.00	) †

Net asset value, end of period	$10.81		$10.41	$8.83	$6.92

Total Return ^^	3.84%	**	19.62%	30.20%	(23.62%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$11,798		$9,686	$6,160	$2,279
Ratio of expenses to average daily net assets	1.14%	*	1.14%	1.16%	1.16%	*
Net investment income (loss) to average daily net assets	1.60%	*	2.14%	1.76%	3.51%	*
Portfolio turnover rate	53%	**	125%	159%	189%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Small Cap Index Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07	Period Ended 12/31/06 +
Net asset value, beginning of period	$9.81		$7.86	$6.49	$9.56		$10.10	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.06	0.04	0.08		0.09	0.04
Net realized and unrealized gain (loss) on investments	0.69		1.94	1.55	(3.05)		(0.13)	0.10

Total income (loss) from investment operations	0.72		2.00	1.59	(2.97)		(0.04)	0.14

Less distributions to shareholders:
From net investment income	-		(0.05)	(0.08)	-		(0.09)	(0.04)
From net realized gains	-		-	(0.14)	(0.10)		(0.41)	-

Total distributions	-		(0.05)	(0.22)	(0.10)		(0.50)	(0.04)

Net asset value, end of period	$10.53		$9.81	$7.86	$6.49		$9.56	$10.10

Total Return ^^	7.34%	**	25.61%	24.80%	(31.36%	)	(0.57% )	1.41%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$42,355		$42,037	$38,456	$33,944		$58,893	$68,783
Ratio of expenses to average daily net assets:
Before expense waiver	0.47%	*	0.50%	0.53%	0.54%		0.44%	0.52%	*
After expense waiver	N/A		N/A	N/A	0.53%	#	N/A	0.45%	*#
Net investment income (loss) to average daily net assets	0.58%	*	0.76%	0.65%	0.98%		0.90%	0.60%	*
Portfolio turnover rate	6%	**	12%	16%	23%		15%	73%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$9.77		$7.83	$6.48	$9.60

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.05	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.68		1.93	1.54	(3.05)

Total income (loss) from investment operations	0.70		1.98	1.57	(3.02)

Less distributions to shareholders:
From net investment income	-		(0.04)	(0.08)	-
From net realized gains	-		-	(0.14)	(0.10)

Total distributions	-		(0.04)	(0.22)	(0.10)

Net asset value, end of period	$10.47		$9.77	$7.83	$6.48

Total Return ^^	7.16%	**	25.36%	24.51%	(31.75%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,673		$4,097	$2,741	$1,184
Ratio of expenses to average daily net assets	0.72%	*	0.75%	0.78%	0.91%	*
Net investment income (loss) to average daily net assets	0.34%	*	0.57%	0.41%	1.33%	*
Portfolio turnover rate	6%	**	12%	16%	23%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Small Company Value Fund

	Class II
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Period Ended 12/31/09 +
Net asset value, beginning of period	$17.30		$15.70	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.06	0.05
Net realized and unrealized gain (loss) on investments	0.96		3.19	6.07

Total income (loss) from investment operations	0.96		3.25	6.12

Less distributions to shareholders:
From net investment income	-		(0.14)	(0.04)
From net realized gains	-		(1.51)	(0.38)

Total distributions	-		(1.65)	(0.42)

Net asset value, end of period	$18.26		$17.30	$15.70

Total Return ^^	5.55%	**	20.83%	61.26%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$109,668		$105,829	$96,203
Ratio of expenses to average daily net assets:
Before expense waiver	1.17%	*	1.18%	1.26%	*
After expense waiver	1.15%	*#	1.15% #	1.15%	*#
Net investment income (loss) to average daily net assets	0.02%	*	0.34%	0.41%	*
Portfolio turnover rate	4%	**	29%	44%	**

	Service Class I
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Period Ended 12/31/09 +
Net asset value, beginning of period	$17.24		$15.67	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		0.03	0.03
Net realized and unrealized gain (loss) on investments	0.95		3.18	6.04

Total income (loss) from investment operations	0.93		3.21	6.07

Less distributions to shareholders:
From net investment income	-		(0.13)	(0.02)
From net realized gains	-		(1.51)	(0.38)

Total distributions	-		(1.64)	(0.40)

Net asset value, end of period	$18.17		$17.24	$15.67

Total Return ^^	5.39%	**	20.59%	60.83%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,777		$2,581	$677
Ratio of expenses to average daily net assets:
Before expense waiver	1.42%	*	1.43%	1.51%	*
After expense waiver	1.40%	*#	1.40% #	1.40%	*#
Net investment income (loss) to average daily net assets	(0.20%	)*	0.20%	0.25%	*
Portfolio turnover rate	4%	**	29%	44%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period February 27, 2009 (commencement of operations) through December 31, 2009.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML Small/Mid Cap Value Fund

	Initial Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08		Year Ended 12/31/07		Period Ended 12/31/06 +
Net asset value, beginning of period	$9.26		$7.35	$5.21	$8.45		$10.45		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.05	0.04	0.08		0.11		0.08
Net realized and unrealized gain (loss) on investments	0.35		1.91	2.18	(3.32)		(2.02)		0.44

Total income (loss) from investment operations	0.38		1.96	2.22	(3.24)		(1.91)		0.52

Less distributions to shareholders:
From net investment income	-		(0.05)	(0.08)	-		(0.09)		(0.07)
Tax return of capital	-		-	-	-		(0.00	) †	-

Total distributions	-		(0.05)	(0.08)	-		(0.09)		(0.07)

Net asset value, end of period	$9.64		$9.26	$7.35	$5.21		$8.45		$10.45

Total Return ^^	4.10%	**	26.84%	42.73%	(38.34%	)	(18.31%	)	5.20%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$190,293		$191,141	$178,318	$145,129		$248,583		$207,239
Ratio of expenses to average daily net assets	0.81%	*	0.81%	0.82%	0.81%		0.79%		0.83%	*
Net investment income (loss) to average daily net assets	0.60%	*	0.62%	0.69%	1.10%		1.14%		1.29%	*
Portfolio turnover rate	31%	**	52%	65%	145%		152%		173%	**

	Service Class
	Six Months Ended 06/30/11 (Unaudited)		Year Ended 12/31/10	Year Ended 12/31/09	Period Ended 12/31/08 +++
Net asset value, beginning of period	$9.22		$7.33	$5.21	$8.11

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.03	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.36		1.90	2.18	(2.93)

Total income (loss) from investment operations	0.38		1.93	2.20	(2.90)

Less distributions to shareholders:
From net investment income	-		(0.04)	(0.08)	-

Total distributions	-		(0.04)	(0.08)	-

Net asset value, end of period	$9.60		$9.22	$7.33	$5.21

Total Return ^^	4.12%	**	26.44%	42.32%	(35.76%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$7,600		$6,388	$3,806	$1,535
Ratio of expenses to average daily net assets	1.06%	*	1.06%	1.07%	1.07%	*
Net investment income (loss) to average daily net assets	0.37%	*	0.40%	0.40%	1.79%	*
Portfolio turnover rate	31%	**	52%	65%	145%	~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than 0.005 per share.
+	For the period May 1, 2006 (commencement of operations) through December 31, 2006.
+++	For the period August 15, 2008 (commencement of operations) through December 31, 2008.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Fund

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are thirteen series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Asset Allocation Fund (“Asset Allocation Fund”), MML Concentrated Growth Fund (“Concentrated Growth Fund”), MML Equity Income Fund (“Equity Income Fund”), MML Foreign Fund (“Foreign Fund”), MML Global Fund (“Global Fund”), MML Growth & Income Fund (“Growth & Income Fund”), MML Income & Growth Fund (“Income & Growth Fund”), MML Large Cap Growth Fund (“Large Cap Growth Fund”), MML Mid Cap Growth Fund (“Mid Cap Growth Fund”), MML Mid Cap Value Fund (“Mid Cap Value Fund”), MML Small Cap Index Fund (“Small Cap Index Fund”), MML Small Company Value Fund (“Small Company Value Fund”), and MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”).

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each Fund, other than the Concentrated Growth Fund, Global Fund, and Small Company Value Fund, offers the following two classes of shares: Initial Class and Service Class shares. The Concentrated Growth Fund and Global Fund offer the following three classes of shares: Class I, Class II, and Service Class I shares. The Small Company Value Fund offers the following two classes of shares: Class II and Service Class I shares. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Notes to Financial Statements (Unaudited) (Continued)

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to Financial Statements (Unaudited) (Continued)

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Any illiquid Rule 144A securities or restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently and, therefore, the inputs are unobservable.

The Concentrated Growth Fund, Large Cap Growth Fund, Small Cap Index Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2011. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level as of June 30, 2011, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Asset Allocation Fund
Equities
Common Stock
Basic Materials	$6,075,385	$-	$-	$6,075,385
Communications	13,219,197	-	-	13,219,197
Consumer, Cyclical	7,189,802	547,550	-	7,737,352
Consumer, Non-cyclical	15,420,458	-	-	15,420,458
Energy	14,813,830	-	-	14,813,830
Financial	9,471,082	-	-	9,471,082
Industrial	9,257,944	-	-	9,257,944
Technology	9,042,948	-	-	9,042,948
Utilities	626,189	-	-	626,189

Total Common Stock	85,116,835	547,550	-	85,664,385

Total Equities	85,116,835	547,550	-	85,664,385

Bonds & Notes
Total Corporate Debt	-	15,865,440	103,500	15,968,940

Total Municipal Obligations	-	575,605	-	575,605

Non-U.S. Government Agency Obligations
Commercial MBS	-	2,364,221	-	2,364,221

Total Non-U.S. Government Agency Obligations	-	2,364,221	-	2,364,221

Total Sovereign Debt Obligations	-	2,362,317	-	2,362,317

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	532,315	-	532,315
Pass-through Securities	-	17,473,342	-	17,473,342

Total U.S. Government Agency Obligations and Instrumentalities	-	18,005,657	-	18,005,657

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	6,579,332	-	6,579,332

Total U.S. Treasury Obligations	-	6,579,332	-	6,579,332

Total Bonds & Notes	-	45,752,572	103,500	45,856,072

Total Long-Term Investments	85,116,835	46,300,122	103,500	131,520,457

Total Short-Term Investments	-	14,914,699	-	14,914,699

Total Investments	$85,116,835	$61,214,821	$103,500	$146,435,156

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Income Fund
Equities
Common Stock
Basic Materials	$34,499,906	$-	$-	$34,499,906
Communications	56,350,599	6,458,362	-	62,808,961
Consumer, Cyclical	36,505,229	-	-	36,505,229
Consumer, Non-cyclical	85,357,230	-	-	85,357,230
Energy	75,367,642	-	-	75,367,642
Financial	107,063,217	-	-	107,063,217
Industrial	64,138,070	-	-	64,138,070
Technology	30,047,918	-	-	30,047,918
Utilities	43,983,442	-	-	43,983,442

Total Common Stock	533,313,253	6,458,362	-	539,771,615

Preferred Stock
Consumer, Cyclical	4,062,479	-	-	4,062,479

Total Preferred Stock	4,062,479	-	-	4,062,479

Total Equities	537,375,732	6,458,362	-	543,834,094

Total Mutual Funds	6,812,445	-	-	6,812,445

Total Long-Term Investments	544,188,177	6,458,362	-	550,646,539

Total Short-Term Investments	-	11,706,555	-	11,706,555

Total Investments	$544,188,177	$18,164,917	$-	$562,353,094

Foreign Fund
Equities
Common Stock
Basic Materials	$1,877,062	$9,335,402	$-	$11,212,464
Communications	19,958,021	43,545,817	-	63,503,838
Consumer, Cyclical	3,905,884	27,856,920	-	31,762,804
Consumer, Non-cyclical	-	53,285,405	-	53,285,405
Diversified	-	2,431,760	-	2,431,760
Energy	10,208,284	26,932,672	-	37,140,956
Financial	11,954,368	55,337,711	-	67,292,079
Industrial	3,659,824	25,172,269	-	28,832,093
Technology	7,812,504	23,489,209	-	31,301,713
Utilities	-	10,921,981	-	10,921,981

Total Common Stock	59,375,947	278,309,146	-	337,685,093

Preferred Stock
Basic Materials	5,553,138	-	-	5,553,138

Total Preferred Stock	5,553,138	-	-	5,553,138

Total Equities	64,929,085	278,309,146	-	343,238,231

Total Long-Term Investments	64,929,085	278,309,146	-	343,238,231

Total Short-Term Investments	-	6,657,593	-	6,657,593

Total Investments	$64,929,085	$284,966,739	$-	$349,895,824

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Global Fund
Equities
Common Stock
Basic Materials	$2,477,603	$11,301,101	$-	$13,778,704
Communications	5,291,572	1,334,723	-	6,626,295
Consumer, Cyclical	5,613,058	4,771,887	-	10,384,945
Consumer, Non-cyclical	12,241,355	19,256,665	-	31,498,020
Diversified	-	1,986,773	-	1,986,773
Energy	1,566,709	1,471,224	-	3,037,933
Financial	7,176,486	8,188,104	-	15,364,590
Industrial	12,160,649	5,311,722	-	17,472,371
Technology	4,928,041	3,056,686	-	7,984,727
Utilities	-	325,340	-	325,340

Total Common Stock	51,455,473	57,004,225	-	108,459,698

Total Equities	51,455,473	57,004,225	-	108,459,698

Total Long-Term Investments	51,455,473	57,004,225	-	108,459,698

Total Short-Term Investments	-	414,972	-	414,972

Total Investments	$51,455,473	$57,419,197	$-	$108,874,670

Growth & Income Fund
Equities
Common Stock
Basic Materials	$4,686,661	$2,018,533	$-	$6,705,194
Communications	13,185,209	-	-	13,185,209
Consumer, Cyclical	5,982,638	2,732,398	-	8,715,036
Consumer, Non-cyclical	28,335,210	6,634,371	-	34,969,581
Diversified	-	1,460,338	-	1,460,338
Energy	18,500,509	-	-	18,500,509
Financial	24,567,359	-	-	24,567,359
Industrial	17,321,852	-	-	17,321,852
Technology	18,524,123	522,554	-	19,046,677
Utilities	3,254,362	-	-	3,254,362

Total Common Stock	134,357,923	13,368,194	-	147,726,117

Total Equities	134,357,923	13,368,194	-	147,726,117

Total Long-Term Investments	134,357,923	13,368,194	-	147,726,117

Total Short-Term Investments	-	384,761	-	384,761

Total Investments	$134,357,923	$13,752,955	$-	$148,110,878

Income & Growth Fund
Equities
Common Stock
Basic Materials	$4,751,919	$2,877,862	$-	$7,629,781
Communications	5,719,430	-	-	5,719,430
Consumer, Cyclical	5,124,907	-	-	5,124,907
Consumer, Non-cyclical	13,564,366	774,378	-	14,338,744

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Income & Growth Fund (Continued)
Energy	$11,731,141	$-	$-	$11,731,141
Financial	11,996,041	-	-	11,996,041
Industrial	13,767,867	-	-	13,767,867
Technology	3,251,457	-	-	3,251,457
Utilities	5,308,694	-	-	5,308,694

Total Common Stock	75,215,822	3,652,240	-	78,868,062

Total Equities	75,215,822	3,652,240	-	78,868,062

Total Long-Term Investments	75,215,822	3,652,240	-	78,868,062

Total Short-Term Investments	-	204,656	-	204,656

Total Investments	$75,215,822	$3,856,896	$-	$79,072,718

Mid Cap Growth Fund
Equities
Common Stock
Basic Materials	$11,352,912	$-	$-	$11,352,912
Communications	28,225,978	-	-	28,225,978
Consumer, Cyclical	42,457,112	-	-	42,457,112
Consumer, Non-cyclical	85,876,822	-	-	85,876,822
Energy	30,883,037	-	-	30,883,037
Financial	28,983,540	-	-	28,983,540
Industrial	52,406,620	-	-	52,406,620
Technology	58,739,710	-	-	58,739,710
Utilities	4,306,710	-	-	4,306,710

Total Common Stock	343,232,441	-	-	343,232,441

Preferred Stock
Technology	-	-	1,636,567	1,636,567

Total Preferred Stock	-	-	1,636,567	1,636,567

Total Equities	343,232,441	-	1,636,567	344,869,008

Bonds & Notes
Total Corporate Debt	-	264,066	-	264,066

Total Bonds & Notes	-	264,066	-	264,066

Total Mutual Funds	5,785,015	-	-	5,785,015

Total Long-Term Investments	349,017,456	264,066	1,636,567	350,918,089

Total Short-Term Investments	-	8,728,581	-	8,728,581

Total Investments	$349,017,456	$8,992,647	$1,636,567	$359,646,670

Mid Cap Value Fund
Equities
Common Stock
Basic Materials	$11,000,800	$-	$-	$11,000,800
Communications	22,701,974	-	-	22,701,974
Consumer, Cyclical	48,222,173	-	-	48,222,173

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Value Fund (Continued)
Consumer, Non-cyclical	$74,954,754	$-	$-	$74,954,754
Energy	28,008,167	-	-	28,008,167
Financial	116,160,966	-	-	116,160,966
Industrial	60,497,933	8,222,834	-	68,720,767
Technology	13,763,675	-	-	13,763,675
Utilities	42,214,604	-	-	42,214,604

Total Common Stock	417,525,046	8,222,834	-	425,747,880

Total Equities	417,525,046	8,222,834	-	425,747,880

Total Long-Term Investments	417,525,046	8,222,834	-	425,747,880

Total Short-Term Investments	-	4,165,426	-	4,165,426

Total Investments	$417,525,046	$12,388,260	$-	$429,913,306

Small Company Value Fund
Equities
Common Stock
Basic Materials	$10,582,291	$-	$-	$10,582,291
Communications	3,381,422	-	-	3,381,422
Consumer, Cyclical	13,403,649	-	-	13,403,649
Consumer, Non-cyclical	12,155,337	-	-	12,155,337
Energy	7,127,405	-	-	7,127,405
Financial	22,589,940	-	-	22,589,940
Industrial	31,315,974	-	-	31,315,974
Technology	4,581,782	-	-	4,581,782
Utilities	4,812,448	-	-	4,812,448

Total Common Stock	109,950,248	-	-	109,950,248

Convertible Preferred Stock
Financial	-	629,379	-	629,379

Total Convertible Preferred Stock	-	629,379	-	629,379

Total Equities	109,950,248	629,379	-	110,579,627

Total Mutual Funds	515,012	-	-	515,012

Total Long-Term Investments	110,465,260	629,379	-	111,094,639

Total Short-Term Investments	-	2,459,990	-	2,459,990

Total Investments	$110,465,260	$3,089,369	$-	$113,554,629

The following is the aggregate value by input level as of June 30, 2011, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small Cap Index Fund
Futures Contracts
Equity Risk	$4,261	$-	$-	$4,261

Notes to Financial Statements (Unaudited) (Continued)

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Value Fund
Forward Contracts
Foreign Exchange Risk	$-	$(429,910)	$-	$(429,910)

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2011. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/10	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 6/30/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/11
Asset Allocation Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$102,625	$-	$-	$875	$-	$-	$-	$-	$103,500	$875

Mid Cap Growth Fund
Long-Term Investments
Equities
Preferred stock
Technology	$-	$-	$-	$-	$1,636,567	$-	$-	$-	$1,636,567	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.

The Funds had no transfers in or out of Level 3 of the fair value hierarchy during the period ended June 30, 2011.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2011, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Foreign Fund	Mid Cap Value Fund	Small Cap Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A

Futures Contracts**
Substitution for Direct Investment			A

Rights and Warrants
Result of a Corporate Action	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2011, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Foreign Exchange Risk	Total
Foreign Fund
Realized Gain (Loss)#
Rights	$2,901	$-	$2,901

Number of Contracts, Notional Amount or Shares/Units†
Rights	211,699	-	211,699

Mid Cap Value Fund
Liability Derivatives
Forward Contracts^	$-	$(429,910)	$(429,910)

Realized Gain (Loss)#
Forward Contracts	$-	$(229,059)	$(229,059)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$(370,108)	$(370,108)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$18,399,343	$18,399,343

Small Cap Index Fund
Asset Derivatives
Futures Contracts^^	$4,261	$-	$4,261

Realized Gain (Loss)#
Futures Contracts	$(11,893)	$-	$(11,893)

Change in Appreciation (Depreciation)##
Futures Contracts	$(1,589)	$-	$(1,589)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	6	-	6

^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts.
^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: futures contracts or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent the average number of contracts for futures contracts, notional amounts for forward contracts, or shares/units outstanding for rights, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2011.

Further details regarding the derivatives and other investments held by the Funds during the period ended June 30, 2011, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Notes to Financial Statements (Unaudited) (Continued)

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Mid Cap Value Fund
SELLS
Bank of America N.A.	13,749,858	Canadian Dollar	7/29/11	$13,926,538	$14,248,105	$(321,567)

UBS AG	4,548,078	Euro	7/29/11	6,482,649	6,590,992	(108,343)

				$20,409,187	$20,839,097	$(429,910)

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Notes to Financial Statements (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at June 30, 2011:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Small Cap Index Fund
BUYS
2	Russell 2000 Mini Index	9/16/11	$165,080	$4,261

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Notes to Financial Statements (Unaudited) (Continued)

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not typically pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased

Notes to Financial Statements (Unaudited) (Continued)

on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund may benefit by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund’s portfolio. Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, the counterparty or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The Asset Allocation Fund had dollar roll transactions during the period ended June 30, 2011, which were accounted for as purchase and sale transactions.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Notes to Financial Statements (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Foreign Fund invests substantially all of its assets and the Global Fund invests a significant amount of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Notes to Financial Statements (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between MassMutual and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Asset Allocation Fund	0.55%
Concentrated Growth Fund	0.60%
Equity Income Fund	0.75%
Foreign Fund	0.89%
Global Fund	0.60%
Growth & Income Fund	0.50%
Income & Growth Fund	0.65%
Large Cap Growth Fund	0.65%
Mid Cap Growth Fund	0.77%
Mid Cap Value Fund	0.84%
Small Cap Index Fund	0.35%
Small Company Value Fund	0.85%
Small/Mid Cap Value Fund	0.75%

MassMutual has entered into investment subadvisory agreements with the following unaffiliated investment subadvisers: AllianceBernstein L.P. for the Small/Mid Cap Value Fund; American Century Investment Management, Inc. for the Mid Cap Value Fund; BlackRock Investment Management, LLC for the Income & Growth Fund; Capital Guardian Trust Company for the Asset Allocation Fund; Legg Mason Capital Management, LLC for the Concentrated Growth Fund; Massachusetts Financial Services Company for the Global Fund and Growth & Income Fund; Northern Trust Investments, Inc. for the Small Cap Index Fund; Rainier Investment Management, Inc. for the Large Cap Growth Fund, Templeton Investment Counsel, LLC for the Foreign Fund; and T. Rowe Price Associates, Inc. for the Equity Income Fund, Mid Cap Growth Fund, and Small Company Value Fund. MassMutual pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objectives, policies and investment strategies.

The Funds’ subadvisory fees are paid by MassMutual out of the management fees previously disclosed above.

Notes to Financial Statements (Unaudited) (Continued)

Administration Fees

For the Concentrated Growth Fund, Global Fund, and Small Company Value Fund, under separate administrative and shareholder services agreements between the Funds and MassMutual, MassMutual provides certain administrative and shareholder services and bears some of the class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class I	Class II	Service Class I
Concentrated Growth Fund	0.24%	0.14%	0.24%
Global Fund	0.28%	0.18%	0.28%
Small Company Value Fund	N/A	0.25%	0.25%

Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class I	Class II	Service Class I
Global Fund*	0.90%	0.80%	1.15%
Small Company Value Fund*	N/A	1.15%	1.40%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2012.

For the Concentrated Growth Fund, MassMutual has voluntarily agreed to waive 0.05% of its management fees. MassMutual may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Notes to Financial Statements (Unaudited) (Continued)

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2011, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Asset Allocation Fund	$1,628
Concentrated Growth Fund	3,702
Foreign Fund	1,166
Large Cap Growth Fund	2,762

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2011, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Asset Allocation Fund	$40,675,100	$18,994,414	$40,658,020	$27,529,582
Concentrated Growth Fund	-	30,894,470	-	35,365,123
Equity Income Fund	-	65,491,457	-	102,762,452
Foreign Fund	-	21,224,936	-	21,740,366
Global Fund	-	8,191,816	-	10,268,492
Growth & Income Fund	-	21,623,310	-	36,795,287
Income & Growth Fund	-	4,792,092	-	7,378,381
Large Cap Growth Fund	-	82,754,648	-	83,869,621
Mid Cap Growth Fund	-	58,591,931	-	75,346,360
Mid Cap Value Fund	-	228,853,867	-	247,783,456
Small Cap Index Fund	-	2,921,256	-	5,768,456
Small Company Value Fund	-	4,411,729	-	4,542,134
Small/Mid Cap Value Fund	-	60,993,273	-	82,364,103

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount

Asset Allocation Fund Initial Class
Sold	253,139	$2,214,362	828,953	$6,544,560
Issued as reinvestment of dividends	-	-	436,693	3,270,834
Redeemed	(1,366,473)	(11,951,498)	(3,312,412)	(26,123,393)

Net increase (decrease)	(1,113,334)	$(9,737,136)	(2,046,766)	$(16,307,999)

Asset Allocation Fund Service Class
Sold	86,464	$750,032	274,239	$2,148,173
Issued as reinvestment of dividends	-	-	21,853	163,239
Redeemed	(35,325)	(306,554)	(64,393)	(510,199)

Net increase (decrease)	51,139	$443,478	231,699	$1,801,213

Concentrated Growth Fund Class I
Sold	100,768	$752,737	1,979,686	$12,874,786
Issued as reinvestment of dividends	-	-	50,162	304,483
Redeemed	(478,001)	(3,551,963)	(4,493,930)	(27,966,285)

Net increase (decrease)	(377,233)	$(2,799,226)	(2,464,082)	$(14,787,016)

Concentrated Growth Fund Class II
Sold	105,033	$785,295	529,487	$3,420,987
Issued as reinvestment of dividends	-	-	19,997	121,782
Redeemed	(366,064)	(2,738,185)	(1,135,267)	(7,330,052)

Net increase (decrease)	(261,031)	$(1,952,890)	(585,783)	$(3,787,283)

Concentrated Growth Fund Service Class I
Sold	20,664	$152,418	76,379	$495,136
Issued as reinvestment of dividends	-	-	951	5,743
Redeemed	(20,321)	(150,540)	(17,636)	(113,930)

Net increase (decrease)	343	$1,878	59,694	$386,949

Equity Income Fund Initial Class
Sold	572,911	$5,659,181	13,321,282	$114,585,169
Issued as reinvestment of dividends	-	-	1,001,523	8,032,215
Redeemed	(4,472,533)	(43,945,953)	(7,540,678)	(65,584,147)

Net increase (decrease)	(3,899,622)	$(38,286,772)	6,782,127	$57,033,237

Equity Income Fund Service Class
Sold	477,057	$4,666,556	923,566	$7,951,117
Issued as reinvestment of dividends	-	-	35,903	286,864
Redeemed	(66,464)	(657,732)	(307,906)	(2,714,057)

Net increase (decrease)	410,593	$4,008,824	651,563	$5,523,924

Foreign Fund Initial Class
Sold	650,114	$6,319,317	8,672,737	$75,732,082
Issued as reinvestment of dividends	-	-	644,762	5,183,884
Redeemed	(2,431,473)	(23,576,063)	(4,854,138)	(41,801,093)

Net increase (decrease)	(1,781,359)	$(17,256,746)	4,463,361	$39,114,873

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount
Foreign Fund Service Class
Sold	52,254	$506,308	212,995	$1,827,398
Issued as reinvestment of dividends	-	-	9,090	72,903
Redeemed	(59,579)	(559,090)	(67,284)	(585,214)

Net increase (decrease)	(7,325)	$(52,782)	154,801	$1,315,087

Global Fund Class I
Sold	426,134	$3,777,660	2,101,514	$15,865,764
Issued as reinvestment of dividends	-	-	62,496	443,725
Redeemed	(665,047)	(5,813,160)	(908,446)	(6,919,297)

Net increase (decrease)	(238,913)	$(2,035,500)	1,255,564	$9,390,192

Global Fund Class II
Sold	66,016	$585,788	407,748	$3,108,431
Issued as reinvestment of dividends	-	-	13,847	99,559
Redeemed	(248,182)	(2,217,309)	(832,736)	(6,380,483)

Net increase (decrease)	(182,166)	$(1,631,521)	(411,141)	$(3,172,493)

Global Fund Service Class I
Sold	52,476	$462,873	110,786	$851,572
Issued as reinvestment of dividends	-	-	629	4,481
Redeemed	(11,999)	(106,084)	(17,078)	(134,853)

Net increase (decrease)	40,477	$356,789	94,337	$721,200

Growth & Income Fund Initial Class
Sold	159,025	$1,339,030	776,090	$5,717,289
Issued as reinvestment of dividends	-	-	281,745	1,924,321
Redeemed	(1,762,196)	(14,814,682)	(3,378,718)	(25,039,463)

Net increase (decrease)	(1,603,171)	$(13,475,652)	(2,320,883)	$(17,397,853)

Growth & Income Fund Service Class
Sold	50,081	$417,271	214,795	$1,571,487
Issued as reinvestment of dividends	-	-	22,513	153,086
Redeemed	(428,853)	(3,598,921)	(113,339)	(858,995)

Net increase (decrease)	(378,772)	$(3,181,650)	123,969	$865,578

Income & Growth Fund Initial Class
Sold	164,265	$1,446,378	1,362,036	$10,663,507
Issued as reinvestment of dividends	-	-	383,354	2,756,313
Redeemed	(862,325)	(7,588,472)	(27,617,404)	(217,527,860)

Net increase (decrease)	(698,060)	$(6,142,094)	(25,872,014)	$(204,108,040)

Income & Growth Fund Service Class
Sold	367,237	$3,201,272	174,820	$1,375,208
Issued as reinvestment of dividends	-	-	16,903	121,024
Redeemed	(50,340)	(438,332)	(26,016)	(202,298)

Net increase (decrease)	316,897	$2,762,940	165,707	$1,293,934

Large Cap Growth Fund Initial Class
Sold	842,750	$9,031,520	12,562,705	$115,481,857
Issued as reinvestment of dividends	-	-	15,926	135,692
Redeemed	(1,074,259)	(11,473,778)	(1,302,616)	(12,041,545)

Net increase (decrease)	(231,509)	$(2,442,258)	11,276,015	$103,576,004

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount
Large Cap Growth Fund Service Class
Sold	63,122	$670,412	22,317	$213,915
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(3,942)	(41,680)	(21,421)	(198,209)

Net increase (decrease)	59,180	$628,732	896	$15,706

Mid Cap Growth Fund Initial Class
Sold	844,281	$10,993,217	3,296,433	$34,259,480
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,162,522)	(27,991,234)	(5,047,966)	(53,311,722)

Net increase (decrease)	(1,318,241)	$(16,998,017)	(1,751,533)	$(19,052,242)

Mid Cap Growth Fund Service Class
Sold	279,337	$3,588,823	557,079	$5,906,122
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(40,409)	(529,489)	(163,436)	(1,811,029)

Net increase (decrease)	238,928	$3,059,334	393,643	$4,095,093

Mid Cap Value Fund Initial Class
Sold	1,069,104	$11,617,908	3,087,765	$28,849,418
Issued as reinvestment of dividends	-	-	651,490	5,765,689
Redeemed	(2,721,676)	(29,410,624)	(5,987,434)	(56,135,539)

Net increase (decrease)	(1,652,572)	$(17,792,716)	(2,248,179)	$(21,520,432)

Mid Cap Value Fund Service Class
Sold	189,607	$2,038,378	333,270	$3,158,495
Issued as reinvestment of dividends	-	-	12,113	106,830
Redeemed	(28,311)	(304,759)	(113,151)	(1,090,315)

Net increase (decrease)	161,296	$1,733,619	232,232	$2,175,010

Small Cap Index Fund Initial Class
Sold	174,984	$1,790,433	421,278	$3,575,418
Issued as reinvestment of dividends	-	-	28,682	223,145
Redeemed	(435,424)	(4,466,997)	(1,062,473)	(8,994,343)

Net increase (decrease)	(260,440)	$(2,676,564)	(612,513)	$(5,195,780)

Small Cap Index Fund Service Class
Sold	41,961	$427,363	143,330	$1,254,190
Issued as reinvestment of dividends	-	-	1,773	13,744
Redeemed	(14,894)	(153,056)	(76,013)	(672,926)

Net increase (decrease)	27,067	$274,307	69,090	$595,008

Small Company Value Fund Class II
Sold	242,537	$4,392,934	988,370	$16,499,850
Issued as reinvestment of dividends	-	-	540,270	9,254,760
Redeemed	(353,537)	(6,302,009)	(1,540,682)	(27,339,415)

Net increase (decrease)	(111,000)	$(1,909,075)	(12,042)	$(1,584,805)

Small Company Value Fund Service Class I
Sold	70,100	$1,257,552	110,585	$1,849,302
Issued as reinvestment of dividends	-	-	12,695	216,819
Redeemed	(12,008)	(215,447)	(16,751)	(276,729)

Net increase (decrease)	58,092	$1,042,105	106,529	$1,789,392

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2011		Year Ended December 31, 2010

	Shares	Amount	Shares	Amount
Small/Mid Cap Value Fund Initial Class

Sold	653,135	$6,298,018	1,263,083	$9,595,405
Issued as reinvestment of dividends	-	-	150,467	1,105,932
Redeemed	(1,563,234)	(15,118,935)	(5,044,925)	(41,815,111)

Net increase (decrease)	(910,099)	$(8,820,917)	(3,631,375)	$(31,113,774)

Small/Mid Cap Value Fund Service Class
Sold	131,713	$1,269,317	278,802	$2,298,557
Issued as reinvestment of dividends	-	-	3,255	23,853
Redeemed	(32,204)	(316,677)	(109,177)	(934,552)

Net increase (decrease)	99,509	$952,640	172,880	$1,387,858

6.	Federal Income Tax Information

At June 30, 2011, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Allocation Fund	$127,392,232	$20,870,151	$(1,827,227)	$19,042,924
Concentrated Growth Fund	86,461,416	15,728,609	(2,265,010)	13,463,599
Equity Income Fund	484,902,761	94,143,102	(16,692,769)	77,450,333
Foreign Fund	345,137,019	45,351,755	(40,592,950)	4,758,805
Global Fund	81,376,501	28,712,257	(1,214,088)	27,498,169
Growth & Income Fund	123,857,793	26,362,189	(2,109,104)	24,253,085
Income & Growth Fund	64,745,094	14,960,718	(633,094)	14,327,624
Large Cap Growth Fund	148,791,147	25,093,116	(1,514,679)	23,578,437
Mid Cap Growth Fund	262,018,544	101,957,642	(4,329,516)	97,628,126
Mid Cap Value Fund	409,457,581	30,961,188	(10,505,463)	20,455,725
Small Cap Index Fund	44,555,919	9,218,070	(6,962,255)	2,255,815
Small Company Value Fund	81,561,016	34,604,298	(2,610,685)	31,993,613
Small/Mid Cap Value Fund	168,383,548	29,538,316	(5,317,719)	24,220,597

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2010, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2016	Expiring 2017	Expiring 2018
Asset Allocation Fund	$31,821,066	$32,697,206	$-
Concentrated Growth Fund	20,003,912	30,770,765	-
Equity Income Fund	12,678,938	52,898,884	-
Foreign Fund	1,308,609	24,798,834	4,482,917
Global Fund	3,859,139	11,075,189	-
Growth & Income Fund	46,458,136	33,125,485	-
Income & Growth Fund	-	6,211,888	-
Large Cap Growth Fund	2,509,119	8,111,268	-
Mid Cap Growth Fund	-	13,497,052	-
Mid Cap Value Fund	-	25,076,077	-
Small Cap Index Fund	-	3,130,535	84,190
Small/Mid Cap Value Fund	32,746,427	31,541,721	-

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

The Equity Income Fund elected to defer to the fiscal year beginning January 1, 2011, post-October capital losses in the amount of $1,223,931.

The Equity Income Fund elected to defer to the fiscal year beginning January 1, 2011, post-October currency losses in the amount of $717.

The Small Company Value Fund elected to defer to the fiscal year beginning January 1, 2011, post-October passive foreign investment company losses in the amount of $21,771.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2010, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Asset Allocation Fund	$3,434,073	$-	$-
Concentrated Growth Fund	432,008	-	-
Equity Income Fund	8,319,079	-	-
Foreign Fund	5,256,787	-	-
Global Fund	547,765	-	-
Growth & Income Fund	2,077,407	-	-
Income & Growth Fund	2,877,337	-	-
Large Cap Growth Fund	135,692	-	-
Mid Cap Value Fund	5,872,519	-	-
Small Cap Index Fund	236,889	-	-
Small Company Value Fund	6,534,220	2,937,359	-
Small/Mid Cap Value Fund	1,129,785	-	-

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2010:

Amount
Foreign Fund	$940,352
Global Fund	140,564

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2010, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Asset Allocation Fund	$2,725,198	$(64,518,272)	$(32,855)	$20,410,976
Concentrated Growth Fund	604,187	(50,774,677)	(15,699)	17,272,404
Equity Income Fund	9,579,367	(65,577,822)	(1,289,913)	59,442,059
Foreign Fund	6,215,336	(30,590,360)	(46,612)	(8,599,150)
Global Fund	1,006,400	(14,934,328)	(9,813)	23,494,248
Growth & Income Fund	1,590,417	(79,583,621)	(35,385)	23,360,526
Income & Growth Fund	2,330,872	(6,211,888)	(25,961)	9,897,299
Large Cap Growth Fund	388,535	(10,620,387)	(11,277)	24,429,782
Mid Cap Growth Fund	-	(13,497,052)	(45,307)	93,473,548
Mid Cap Value Fund	8,830,781	(25,076,077)	(60,904)	34,671,118
Small Cap Index Fund	316,490	(3,214,725)	(8,439)	(180,894)
Small Company Value Fund	74,609	1,428,803	(27,148)	27,293,694
Small/Mid Cap Value Fund	1,142,684	(64,288,148)	(32,421)	38,113,004

The Funds did not have any unrecognized tax benefits at June 30, 2011, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2011, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Notes to Financial Statements (Unaudited) (Continued)

8.	Legal Proceedings

On December 7, 2010, Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Equity Income Fund, plus interest and the Official Committee’s court costs, is approximately $4,562,800.

In addition, on June 2, 2011, the Equity Income Fund was named as a defendant in two closely related, parallel adversary proceedings brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), one in the United States District Court for the District of Massachusetts and one in the United States District Court for the District of Connecticut. The Plaintiffs also seek to recover payments of the Proceeds.

The Fund cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Fund, or if the Fund were to enter into a settlement agreement with the Official Committee or the Plaintiffs, the payment of such judgment or settlement could have a material adverse effect on the Fund’s net asset value.

9.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2011, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

On August 5, 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating for the United States of America to “AA+” from “AAA.” The financial statements do not reflect the effect of such downgrade because it occurred after the period end. While the long-term impact of the downgrade is uncertain, it may lead to increased volatility, particularly in the short-term. For Funds that invest in U.S. government obligations, the value of the Funds’ shares may be adversely affected by S&P’s downgrade or any future downgrades of the United States’ credit ratings.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Trustees’ Approval of Investment Advisory Contracts

At their meetings in April and May 2011, the Contract Committee (the “Committee”) and the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MassMutual, or subadvisers (the “Independent Trustees”), re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Asset Allocation Fund, Concentrated Growth Fund, Equity Income Fund, Foreign Fund, Global Fund, Growth & Income Fund, Income & Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Small Cap Index Fund, Small Company Value Fund, and Small/Mid Cap Value Fund. In preparation for the meetings, the Trustees requested, and MassMutual and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MassMutual discussing the nature and quality of the services it provides as investment manager to the Funds; (ii) a profitability analysis prepared by MassMutual; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third Party Report provided detailed comparative management fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MassMutual and each of the subadvisers.

The Committee considered the nature, scope, and quality of services MassMutual provides to the Funds, including: (i) the financial condition, stability, and business strategy of MassMutual; (ii) the capabilities of MassMutual with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MassMutual that perform, or oversee the performance of, the services provided to the Funds and the needs of the Funds for administrative and shareholder services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against peer funds and a benchmark index). In connection with the Committee’s review, MassMutual provided commentary and analysis regarding each Fund’s performance and expenses. The Committee also noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MassMutual’s ability to provide investment oversight and administrative and shareholder services to the Funds; and (ii) a wide range of information about each subadviser and its personnel with responsibilities for providing services to the respective Fund and the fees payable to each subadviser by MassMutual. MassMutual reviewed with the Committee in detail the work MassMutual does in its oversight, administrative, and shareholder servicing roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to providing those services. Throughout the discussion, MassMutual responded to Committee members’ questions and provided additional information concerning each Fund.

Other Information (Unaudited) (Continued)

The Committee reviewed the expense and performance information for each Fund. (References to any one-year or three-year period below are to periods ended December 31, 2010. The three-year period does not apply for any Fund that does not yet have a three-year performance history.)

The Committee considered that, in the case of the Mid Cap Growth Fund, expense information showed the Fund to be in the second quartile of its peer group (favorable), and performance information showed the Fund to have had second and first quartile investment performance in its performance category for the most recent one- and three-year periods, respectively. The Committee reviewed this information with MassMutual, and determined that further inquiry was not required at this time.

The Committee also considered that, in the case of a number of other Funds, expense information showed the Funds to be in the first or second quartile of their peer groups, and performance information showed the Funds to have had second quartile investment performance in their performance categories for the one-year period, showing an improvement from a third or fourth quartile performance ranking for the three-year period. These Funds included the Asset Allocation Fund, Large Cap Growth Fund, Small/Mid Cap Value Fund, and Global Fund. For each of these Funds, the Committee reviewed with MassMutual the factors that had led to the improvement in performance and considered factors that may have contributed to the less favorable three-year performance numbers, including subadvisory changes for the Large Cap Growth and Global Funds. The Committee determined that further inquiry was not required at this time. The Committee also noted that the Equity Income Fund had experienced second-quartile performance for the one- and three-year periods, although its total expenses were in the third quartile, being a relatively small percentage (6 basis points) above the peer group median. On that basis, they determined that further inquiry as to that Fund was not required at this time.

As to the Concentrated Growth Fund, the Committee considered that the Fund had experienced very substantial underperformance for the three-year period, and third-quartile performance for the one-year period. The Committee considered MassMutual’s statement that the subadviser, Legg Mason Capital Management, LLC (“Legg Mason”), had very substantially underperformed in 2008, and that its “contrarian” approach to investing has led to great variability in returns and underperformance. MassMutual reported that it continued to have confidence in the subadviser, though it was considering strategic changes with respect to the Fund. The Committee considered that the Fund’s expenses were in the third quartile, but noted that they were only a small amount (4 basis points) above the median of the Fund’s peer group.

The Committee considered that the Mid Cap Value Fund had achieved very favorable performance (first quartile) for the three-year period, but third-quartile performance for the one-year period. The Committee considered MassMutual’s statement that the subadviser, American Century Investment Management, Inc., (“American Century”) had achieved good, consistent performance in this investment strategy over the long term, and that the conservative nature of the strategy causes it to outperform in down markets and to underperform in up markets. MassMutual confirmed that it continues to have high confidence in the subadviser. The Committee considered that the Fund’s expenses were in the third quartile, but noted that they were only a small amount (6 basis points) above the median of the Fund’s peer group.

The Committee considered the expenses and performance of the Small Cap Index Fund. The Committee considered MassMutual’s statement that the Fund was performing within an acceptable tracking error of its benchmark index and in accordance with expectations. MassMutual explained that the expense ratio of the Small Cap Index Fund was at the median of its peer group. MassMutual noted that expense and performance information is difficult to analyze for this Fund, because, among other things, a number of the other funds in the comparison group tends to be ultra-low priced retail index funds that skew the data. The Committee noted that the Third-Party Report showed the Small Cap Index Fund to have underperformed for the one-year period and outperformed for the three-year period. The Committee considered MassMutual’s statements to the effect that, based on the Fund’s tracking error to the index, MassMutual was satisfied with the performance of the Fund, and that the Fund was performing the role in the MML Series Fund family that it was intended to fulfill.

The Committee considered that the Small Company Value Fund was also recently organized and experienced unfavorable performance in its first year. MassMutual noted the long-term favorable performance record of T. Rowe Price Associates, Inc. in its management of this strategy, and said that it continues to have high conviction as to the manager’s capabilities. The Committee noted that the Small Company Value Fund’s expenses were in the fourth quartile of its peer group. The Committee considered MassMutual’s statement that the high relative expense was due in substantial part to the cost of the subadviser, but that the subadviser is seen to be a premium adviser in the marketplace.

Other Information (Unaudited) (Continued)

The Committee then considered the Income & Growth Fund, which experienced fourth-quartile performance for the one-year period and third-quartile performance for the three-year period. The Committee considered MassMutual’s statement that BlackRock Investment Management, LLC had begun serving as subadviser to the Fund in August 2010, and that it was too soon to evaluate that firm’s performance. MassMutual noted, however, that the Fund’s performance for the first quarter of 2011 was in the first quartile. MassMutual noted similarly as to the MML Growth & Income Fund that Massachusetts Financial Services Company (“MFS”), had begun serving as subadviser to that Fund in August of 2010, and that it was too soon to evaluate the firm’s performance. The Committee considered MassMutual’s statement that the Fund had underperformed slightly since the appointment of MFS due to its relatively lower-risk strategy, and that it would take time for the benefits of MFS’s approach to investing to show in the Fund’s returns. The Committee considered that both Funds had expense ratios in the first or second quartile.

The Committee considered that the Foreign Fund had experienced second-quartile performance for the three-year period, but had experienced third-quartile performance for the one-year period. The Committee considered MassMutual’s statement that 2010 was a difficult market for managers with a high quality-equity strategy like that of the Fund’s subadviser, Templeton Investment Counsel, LLC (“Templeton”), because the market tends not to distinguish between higher quality and lower quality stocks. MassMutual reported that it still favors Templeton in light of its long-term performance record, but that the subadviser is under review in light of its 2010 performance.

With respect to Asset Allocation Fund, Mid Cap Value Fund, and Foreign Fund, MassMutual also related its discussions with each of the three Funds’ subadvisers regarding whether the rates at which subadvisory fees are being paid by MassMutual in respect of Funds subadvised by them were in fact the most favorable rates available. MassMutual reported that, as a result of the inquiry, the subadvisory fee paid by MassMutual to American Century in respect of the Mid Cap Value Fund would be reduced. As to the Foreign Fund, subadvised by Templeton, MassMutual reported that the fee payable by MassMutual under the subadvisory agreement is slightly higher (less than $10,000) than it would be if the subadviser’s standard fee schedule were to apply, but that the fee payable by MassMutual would become more favorable as the Fund grows. As to the Asset Allocation Fund, subadvised by Capital Guardian Trust Company, MassMutual reported that the subadviser uses a strategy in the management of that Fund that it does not subadvise for any other firm, and that MassMutual is satisfied that the fee is a competitive one.

In conjunction with its review of the Third-Party Report, the Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting, concerning economies of scale and the profitability of MassMutual’s advisory relationship with the various Funds, including: (i) a description of the revenue (including management fees and administrative service fees, as applicable) and expense allocation methodology employed by MassMutual; and (ii) profitability information for the Funds and each individual Fund, which included a sensitivity analysis of the expected level of profitability assuming increased Fund assets at specified levels. The discussions included consideration of the intangible benefits derived by MassMutual and its affiliates resulting from their relationships with the Funds and the so-called “fallout benefits” to MassMutual, such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.”

Prior to the votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MassMutual’s oversight of each Fund and the subadvisory process; (ii) MassMutual’s levels of profitability from its relationship with the various Funds were not excessive and the advisory fees payable under the Contracts and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MassMutual has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contract for each of the Funds; and (v) the terms of the Contracts were fair and reasonable with respect to each Fund and were in the best interest of each Fund’s shareholders.

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2011

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2011:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2011.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Asset Allocation Fund
Initial Class	$1,000	0.61%	$1,036.50	$3.08	$1,021.80	$3.06
Service Class	1,000	0.86%	1,035.50	4.34	1,020.50	4.31
Concentrated Growth Fund
Class I	1,000	0.87%	1,041.80	4.40	1,020.50	4.36
Class II	1,000	0.77%	1,041.60	3.90	1,021.00	3.86
Service Class I	1,000	1.12%	1,040.70	5.67	1,019.20	5.61
Equity Income Fund
Initial Class	1,000	0.79%	1,047.70	4.01	1,020.90	3.96
Service Class	1,000	1.04%	1,046.80	5.28	1,019.60	5.21
Foreign Fund
Initial Class	1,000	0.99%	1,069.50	5.08	1,019.90	4.96
Service Class	1,000	1.24%	1,067.50	6.36	1,018.60	6.21

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Global Fund
Class I	$1,000	0.90%	$1,079.20	$4.64	$1,020.30	$4.51
Class II	1,000	0.80%	1,079.30	4.12	1,020.80	4.01
Service Class I	1,000	1.15%	1,076.70	5.92	1,019.10	5.76
Growth & Income Fund
Initial Class	1,000	0.57%	1,052.00	2.90	1,022.00	2.86
Service Class	1,000	0.82%	1,051.10	4.17	1,020.70	4.11
Income & Growth Fund
Initial Class	1,000	0.73%	1,075.30	3.76	1,021.20	3.66
Service Class	1,000	0.98%	1,074.40	5.04	1,019.90	4.91
Large Cap Growth Fund
Initial Class	1,000	0.71%	1,042.10	3.59	1,021.30	3.56
Service Class	1,000	0.96%	1,041.30	4.86	1,020.00	4.81
Mid Cap Growth Fund
Initial Class	1,000	0.82%	1,073.60	4.22	1,020.70	4.11
Service Class	1,000	1.07%	1,071.50	5.50	1,019.50	5.36
Mid Cap Value Fund
Initial Class	1,000	0.89%	1,039.20	4.50	1,020.40	4.46
Service Class	1,000	1.14%	1,038.40	5.76	1,019.10	5.71
Small Cap Index Fund
Initial Class	1,000	0.47%	1,073.40	2.42	1,022.50	2.36
Service Class	1,000	0.72%	1,071.60	3.70	1,021.20	3.61
Small Company Value Fund
Class II	1,000	1.15%	1,055.50	5.86	1,019.10	5.76
Service Class I	1,000	1.40%	1,053.90	7.13	1,017.90	7.00
Small/Mid Cap Value Fund
Initial Class	1,000	0.81%	1,041.00	4.10	1,020.80	4.06
Service Class	1,000	1.06%	1,041.20	5.36	1,019.50	5.31

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2011, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

MML Series Investment Fund
Semiannual Report

MML Fundamental Value Fund

MML PIMCO Total Return Fund

This semiannual report pertains to certain funds offered through the Series. Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2011

MassMutual
FINANCIAL GROUP®

We'll help you get there.®

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund. Investors should consider a Fund’s investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MML Series Investment Fund – President’s Letter to Shareholders

To Our Shareholders

Richard J. Byrne

“The financial markets don’t always do what seems most logical. That’s why trying to predict market behavior can be so unwise. Maintaining a long-term outlook despite short-term market gyrations is not always easy, especially in this world of real-time, full-time access to investment information. With 2011 half over, now may be an appropriate time to consult with your financial professional and review your overall retirement investing strategy – particularly your risk tolerance, time horizon, and anticipated spending needs – to make sure you are giving yourself the best opportunity to reach your financial goals.”

June 30, 2011

Welcome to the MML Series Investment Fund Semiannual Report covering the six months ended June 30, 2011. Domestic stock markets advanced for the first half of the year, despite losing significant ground in May and June when fresh concerns surfaced about the sustainability of the U.S. economic recovery and Greece’s fiscal woes once again took center stage. On the economic front, unemployment levels began to moderate in the first quarter, but climbed to a level of 9.1% in the second. The housing market continued to suffer from persistent weakness, and new home prices hit their lowest levels since mid-2000. Furthermore, numerous problems, including debt concerns in Europe, continued unrest in the Middle East, and the earthquake-triggered tragedies in Japan, caused significant investor anxiety – which prompted commodity prices (particularly oil and gold) to rise steadily in the first quarter, only to pull back somewhat in the second. Against this backdrop, the U.S. dollar lost significant traction against most other major world currencies except the Japanese yen.

Key events that defined the period

During the first six months of 2011, the U.S. government’s long-term fiscal situation garnered increasingly frequent headlines focused on the budget and the ongoing discussion over where to cut spending – and whether or not to raise taxes. Key areas of debate included Medicare, Medicaid, the 2010 Affordable Care Act, Social Security, defense spending, and farm subsidies. In the investment markets, many pundits believed that the Federal Reserve’s (the “Fed”) November 2010 decision to engage in another round of quantitative easing – known as QE2 – was the main driver of the equity markets in late 2010 and early 2011. However, as the second quarter came to a close, so did QE2.

On the international stage, ongoing unrest in Egypt and Libya contributed to continued volatility in oil prices. Commodity prices (including oil) declined somewhat starting in June, however, and drivers got some relief toward the end of the month when President Obama announced the release of millions of barrels of oil from the U.S. Strategic Petroleum Reserve, which helped drive gasoline prices lower. In Japan, the one-two-three punch of an earthquake, tsunami, and nuclear accident resulted in widespread loss of life and property destruction, which had a devastating impact on the Japanese economy – and reverberating effects (although to a much lesser degree) on numerous economies throughout the world.

During the last week of June, Greece implemented a €78 billion (euro) package of austerity measures, which qualified the struggling country to receive the next portion of bailout funds from the European Union and avoid the euro area’s first member default. Investors breathed a sigh of relief, and equity markets surged.

Domestic stock indexes turned in positive returns for the six months ended June 30, 2011. The Dow Jones Industrial AverageSM, a measure of blue-chip domestic stock performance, advanced the most, with its 7.23% return. Similarly, the S&P 500® Index, an indicator of large-cap stock performance, gained 6.02%, while the technology-focused NASDAQ Composite® Index returned 4.55%. The Russell 2000® Index, which tracks the progress of small-cap stocks, gained 6.21% for the six months. Finally, the MSCI® EAFE® Index, an indicator of foreign developed-market stocks, posted a 4.98% return. Fixed-income investments made a bit of progress during the period, but mainly trailed stocks, as the Barclays Capital U.S. Aggregate Bond Index advanced 2.72%.*

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

1

MML Series Investment Fund – President’s Letter to Shareholders (Continued)

Unemployment, housing, and gross domestic product

One of the most challenging economic issues of the past few years has been the high rate of unemployment in the U.S. Some reasons for optimism with respect to this key economic measure emerged during the six months, but problems remained. For example, in March, American companies added 216,000 jobs, more than the 190,000 that had been projected by a number of leading economists. Nevertheless, in June, it was reported that the U.S. unemployment rate had risen to 9.1% after the creation of only 54,000 jobs in May. The market had been expecting an easing of the unemployment rate to 8.9% and the creation of 160,000 jobs. Initial claims for unemployment benefits by U.S. workers remained above 400,000 throughout the month – a weekly figure below 400,000 is generally seen as an indicator that the economy is adding more jobs than it is losing.

Despite the challenges, there were some reasons for optimism as June came to a close. Indeed, the Fed kept its commitment to low interest rates for an extended period of time following its late June meeting, and Fed Chairman Ben Bernanke announced the end of QE2. Additionally, the release of first quarter 2011 gross domestic product (“GDP”) figures showed the economy still growing, although at a slower pace than during the fourth quarter of 2010.

Keeping it in perspective

Unsettling news on the economy, the end of QE2, and more problems from the euro zone present a challenging backdrop for stock prices. Yet, the S&P 500 Index closed the second quarter above 1,320, down less than 4% from its recent highs. The financial markets don’t always do what seems most logical. That’s why trying to predict market behavior can be so unwise. Maintaining a long-term outlook despite short-term market gyrations is not always easy, especially in this world of real-time, full-time access to investment information. With 2011 half over, now may be an appropriate time to consult with your financial professional and review your overall retirement investing strategy – particularly your risk tolerance, time horizon, and anticipated spending needs – to make sure you are giving yourself the best opportunity to reach your financial goals.

Thank you for your continued confidence in MassMutual. Our goal is to help you weather the short-term uncertainties in the financial markets today – so you can help yourself achieve a more secure financial future.

Sincerely,

Richard J. Byrne

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 7/1/11 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

2

MML Series Investment Fund – Portfolio Summaries

What is the investment approach of MML Fundamental Value Fund, and who is the Fund’s subadviser?

The Fund seeks long-term total return by investing primarily in equity securities of issuers that the Fund’s subadviser believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund’s subadviser is Wellington Management Company, LLP (Wellington Management).

MML Fundamental Value Largest Holdings (% of Net Assets) on 6/30/11 (Unaudited)

Chevron Corp.	3.2%
Wells Fargo & Co.	3.1%
AT&T, Inc.	3.0%
JP Morgan Chase & Co.	3.0%
Pfizer, Inc.	2.7%
General Electric Co.	2.4%
Occidental Petroleum Corp.	2.2%
ACE Ltd.	2.0%
Comcast Corp. Class A	2.0%
PNC Financial Services Group, Inc.	1.9%

25.5%

MML Fundamental Value Sector Table (% of Net Assets) on 6/30/11 (Unaudited)

Financial	22.0%
Consumer, Non-cyclical	20.5%
Energy	12.9%
Industrial	12.6%
Consumer, Cyclical	7.8%
Technology	6.7%
Communications	6.6%
Basic Materials	6.1%
Utilities	3.0%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

MML Fundamental Value Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United States	87.0%
Switzerland	5.3%
Ireland	2.9%
United Kingdom	1.5%
Israel	1.2%
Finland	0.3%

Total Long-Term Investments	98.2%
Short-Term Investments and Other Assets and Liabilities	1.8%

Net Assets	100.0%

3

MML Series Investment Fund – Portfolio Summaries (Continued)

What is the investment approach of MML PIMCO Total Return Fund, and who is the Fund’s subadviser?

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income securities and other debt instruments of domestic and foreign entities. The Fund’s subadviser is Pacific Investment Management Company LLC (PIMCO).

MML PIMCO Total Return Fund Quality Structure (% of Net Assets) on 6/30/11 (Unaudited)

U.S. Government, Aaa/AAA	31.9%
Aa/AA	11.9%
A/A	11.1%
Baa/BBB	14.5%
Ba/BB	3.6%
B and Below	3.5%
Equities	0.5%
Purchased Options	0.0%

Total Long-Term Investments	77.0%
Short-Term Investments and Other Assets and Liabilities	23.0%

Net Assets	100.0%

Securities Sold Short	(3.4)%

MML PIMCO Total Return Fund Country Weightings (% of Net Assets) on 6/30/11 (Unaudited)

United States	48.5%
United Kingdom	5.9%
France	3.9%
Spain	3.2%
Cayman Islands	2.6%
Italy	2.3%
Netherlands	2.2%
Mexico	1.6%
Canada	1.3%
India	1.0%
Ireland	0.9%
Brazil	0.6%
Republic of Korea	0.6%
Australia	0.6%
United Arab Emirates	0.4%
Russia	0.3%
Bermuda	0.3%
British Virgin Islands	0.2%
Germany	0.2%
Colombia	0.1%
Indonesia	0.1%
Qatar	0.1%
Turkey	0.1%
Chile	0.0%

Total Long-Term Investments	77.0%
Short-Term Investments and Other Assets and Liabilities	23.0%

Net Assets	100.0%

Securities Sold Short	(3.4)%

4

MML Fundamental Value – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Aerospace & Defense — 1.0%
The Boeing Co.	22,540	$1,666,382

Agriculture — 1.2%
Philip Morris International, Inc.	29,720	1,984,404

Auto Manufacturers — 1.5%
General Motors Co. (a)	24,700	749,892
Paccar, Inc.	30,720	1,569,485

		2,319,377

Automotive & Parts — 0.5%
The Goodyear Tire & Rubber Co. (a)	51,200	858,624

Banks — 8.3%
Bank of America Corp.	258,140	2,829,215
PNC Financial Services Group, Inc.	52,000	3,099,720
U.S. Bancorp	94,100	2,400,491
Wells Fargo & Co.	175,570	4,926,494

		13,255,920

Beverages — 2.2%
Molson Coors Brewing Co. Class B	37,020	1,656,275
PepsiCo, Inc.	26,720	1,881,889

		3,538,164

Biotechnology — 1.2%
Amgen, Inc. (a)	31,730	1,851,446

Chemicals — 4.5%
CF Industries Holdings, Inc.	9,000	1,275,030
The Dow Chemical Co.	70,290	2,530,440
E.I. du Pont de Nemours & Co.	30,300	1,637,715
The Mosaic Co.	26,060	1,765,044

		7,208,229

Computers — 0.9%
Hewlett-Packard Co.	38,020	1,383,928

Diversified Financial — 6.6%
BlackRock, Inc.	12,100	2,320,901
Credit Suisse Group Sponsored ADR (Switzerland)	36,750	1,433,985
The Goldman Sachs Group, Inc.	15,480	2,060,233
JP Morgan Chase & Co.	116,280	4,760,503

		10,575,622

Electric — 3.0%
Edison International	32,970	1,277,588
Entergy Corp.	19,720	1,346,482
NextEra Energy, Inc.	13,290	763,643
Northeast Utilities	40,360	1,419,461

		4,807,174

Environmental Controls — 0.7%
Republic Services, Inc.	36,800	1,135,280

	Number of Shares	Value
Foods — 2.5%
General Mills, Inc.	32,240	$1,199,973
Kraft Foods, Inc. Class A	55,610	1,959,140
Sysco Corp.	27,240	849,343

		4,008,456

Hand & Machine Tools — 1.7%
Stanley Black & Decker, Inc.	38,380	2,765,279

Health Care – Products — 4.3%
Baxter International, Inc.	31,040	1,852,778
Covidien PLC	38,060	2,025,934
Johnson & Johnson	29,880	1,987,617
Zimmer Holdings, Inc. (a)	15,650	989,080

		6,855,409

Health Care – Services — 2.7%
HCA Holdings, Inc. (a)	59,385	1,959,705
UnitedHealth Group, Inc.	47,360	2,442,829

		4,402,534

Insurance — 7.2%
ACE Ltd.	49,540	3,260,723
The Chubb Corp.	31,320	1,960,945
Marsh & McLennan Cos., Inc.	82,570	2,575,358
Principal Financial Group, Inc.	42,740	1,300,151
Swiss Re Ltd. (a)	21,485	1,206,431
Unum Group	48,740	1,241,895

		11,545,503

Iron & Steel — 1.6%
Nucor Corp.	19,400	799,668
Steel Dynamics, Inc.	106,850	1,736,313

		2,535,981

Machinery – Construction & Mining — 1.6%
Ingersoll-Rand PLC	57,870	2,627,877

Manufacturing — 6.9%
3M Co.	16,950	1,607,708
General Electric Co.	199,980	3,771,623
Illinois Tool Works, Inc.	31,360	1,771,526
Textron, Inc.	57,310	1,353,089
Tyco International Ltd.	52,970	2,618,307

		11,122,253

Media — 2.5%
CBS Corp. Class B	28,770	819,657
Comcast Corp. Class A	124,410	3,152,550

		3,972,207

Oil & Gas — 11.5%
Apache Corp.	13,110	1,617,643
Chevron Corp.	49,930	5,134,801
EOG Resources, Inc.	10,010	1,046,545
Exxon Mobil Corp.	27,060	2,202,143
Marathon Oil Corp.	41,560	2,189,381

The accompanying notes are an integral part of the financial statements.

5

MML Fundamental Value – Portfolio of Investments (Continued)

	Number of Shares	Value
Occidental Petroleum Corp.	33,510	$3,486,380
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	21,800	1,564,150
Southwestern Energy Co. (a)	28,810	1,235,373

		18,476,416

Oil & Gas Services — 1.4%
Baker Hughes, Inc.	29,920	2,170,995

Packaging & Containers — 0.5%
Rexam PLC Sponsored ADR (United Kingdom)	26,500	834,750

Pharmaceuticals — 6.4%
Abbott Laboratories	25,100	1,320,762
Merck & Co., Inc.	78,240	2,761,089
Pfizer, Inc.	208,750	4,300,250
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	39,780	1,918,192

		10,300,293

Retail — 4.8%
CVS Caremark Corp.	48,780	1,833,152
The Home Depot, Inc.	48,190	1,745,442
Kohl’s Corp.	38,530	1,926,885
Nordstrom, Inc.	27,400	1,286,156
Staples, Inc.	56,660	895,228

		7,686,863

Semiconductors — 4.6%
Analog Devices, Inc.	43,200	1,690,848
Intel Corp.	101,020	2,238,603
Maxim Integrated Products, Inc.	44,530	1,138,187
Xilinx, Inc.	61,100	2,228,317

		7,295,955

Software — 1.3%
Microsoft Corp.	78,300	2,035,800

Telecommunications — 4.1%
AT&T, Inc.	153,200	4,812,012
Cisco Systems, Inc.	79,880	1,246,927
Nokia Corp. Sponsored ADR (Finland)	79,000	507,180

		6,566,119

Toys, Games & Hobbies — 1.0%
Mattel, Inc.	59,830	1,644,727

TOTAL COMMON STOCK (Cost $142,931,769)		157,431,967

TOTAL EQUITIES (Cost $142,931,769)		157,431,967

TOTAL LONG-TERM INVESTMENTS (Cost $142,931,769)		157,431,967

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.7%
Repurchase Agreement — 3.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 06/30/11, 0.010%, due 7/01/11 (b)	$5,845,992	$5,845,992

TOTAL SHORT-TERM INVESTMENTS (Cost $5,845,992)		5,845,992

TOTAL INVESTMENTS — 101.9% (Cost $148,777,761) (c)		163,277,959

Other Assets/ (Liabilities) — (1.9)%		(3,001,611)

NET ASSETS — 100.0%		$160,276,348

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $5,845,993. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $5,964,049.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MML PIMCO Total Return Fund – Portfolio of Investments

June 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.5%

PREFERRED STOCK — 0.5%
Savings & Loans — 0.5%
GMAC Capital Trust I 8.125%	44,000	$1,126,400

TOTAL PREFERRED STOCK (Cost $1,100,000)		1,126,400

TOTAL EQUITIES (Cost $1,100,000)		1,126,400

	Principal Amount
BONDS & NOTES — 76.5%

CORPORATE DEBT — 37.9%
Agriculture — 0.1%
Altria Group, Inc. 7.750% 2/06/14	$100,000	114,486

Auto Manufacturers — 0.3%
Volkswagen International Finance NV FRN (a) 0.757% 10/01/12	600,000	601,573

Banks — 9.1%
Banco Santander Brasil SA (a) 4.250% 1/14/16	800,000	802,000
Bank of America Corp. FRN 1.693% 1/30/14	500,000	501,152
Bank of India (b) 4.750% 9/30/15	200,000	206,605
Bank of India (b) 6.250% 2/16/21	1,100,000	1,127,792
Bank of Nova Scotia (a) 1.650% 10/29/15	100,000	98,286
BBVA Bancomer SA (a) 6.500% 3/10/21	1,000,000	1,020,000
BBVA US Senior SA FRN 2.386% 5/16/14	800,000	795,057
BNP Paribas 5.000% 1/15/21	200,000	201,081
BNP Paribas SA FRN 1.190% 1/10/14	500,000	496,307
Cie de Financement Foncier (a) 2.125% 4/22/13	1,000,000	1,014,914
Export-Import Bank of Korea (Acquired 3/03/11, Cost $235,831) SGD (a) (c) (d) 1.050% 3/03/12	300,000	243,932
GMAC, Inc. 7.500% 12/31/13	100,000	106,875

	Principal Amount	Value
HBOS PLC FRN EUR (c) 1.878% 3/29/16	$2,100,000	$2,661,215
HBOS PLC (a) 6.750% 5/21/18	100,000	96,234
HSBC Bank PLC (a) 2.000% 1/19/14	100,000	100,540
ICICI Bank Ltd 4.750% 11/25/16	900,000	897,969
ICICI Bank Ltd. (a) 5.750% 11/16/20	200,000	196,609
ING Bank NV FRN (a) 1.297% 3/15/13	1,100,000	1,101,978
Intesa Sanpaolo SpA FRN (a) 2.658% 2/24/14	200,000	199,510
Intesa Sanpaolo SpA (a) 6.500% 2/24/21	800,000	834,340
The Royal Bank of Scotland PLC 4.375% 3/16/16	700,000	706,113
The Royal Bank of Scotland PLC EUR (c) 6.934% 4/09/18	100,000	141,925
The Royal Bank of Scotland PLC (Acquired 3/10/11, Cost $87,548) FRN CAD (c) (d) 2.016% 3/30/15	100,000	89,487
Santander Issuances SA Unipersonal VRN GBP (c) 7.300% 7/27/19	2,500,000	4,140,653
Santander US Debt SA Unipersonal (a) 2.991% 10/07/13	200,000	199,545
State Bank of India 4.500% 10/23/14	200,000	206,498
State Bank of India (a) 4.500% 7/27/15	300,000	307,902
Turkiye Garanti Bankasi AS (Acquired 4/20/11, Cost $200,000) FRN (a) (d) 2.774% 4/20/16	200,000	198,500
US Bank NA VRN EUR (c) 4.375% 2/28/17	700,000	994,072

		19,687,091

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc. FRN 0.824% 1/27/14	700,000	702,512
Pernod-Ricard SA (Acquired 4/07/11, Cost $297,195) (a) (d) 5.750% 4/07/21	300,000	313,217

		1,015,729

Building Materials — 0.2%
Cemex SAB de CV (a) 9.000% 1/11/18	200,000	203,500

The accompanying notes are an integral part of the financial statements.

7

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Corporacion GEO SAB de CV (a) 8.875% 9/25/14	$200,000	$214,000

		417,500

Chemicals — 1.2%
Braskem Finance Ltd. (a) 5.750% 4/15/21	800,000	805,040
Braskem Finance Ltd. (a) 7.000% 5/07/20	1,000,000	1,090,000
Braskem Finance Ltd. (Acquired 5/19/11, Cost $447,600) (a) (d) 7.250% 6/05/18	400,000	446,000
Lyondell Chemical Co. (a) 8.000% 11/01/17	160,000	178,000

		2,519,040

Coal — 0.1%
Arch Western Finance LLC 6.750% 7/01/13	200,000	200,250

Commercial Services — 0.5%
Massachusetts Institute of Technology 5.600% 7/01/11	1,000,000	1,021,790

Computers — 0.4%
Hewlett-Packard Co. FRN 0.534% 5/24/13	800,000	801,814

Diversified Financial — 11.8%
Ally Financial, Inc. FRN 3.466% 2/11/14	1,100,000	1,080,907
Ally Financial, Inc. FRN 3.647% 6/20/14	2,100,000	2,053,109
Ally Financial, Inc. 7.500% 9/15/20	1,000,000	1,045,000
American Express Credit Corp. 5.875% 5/02/13	595,000	640,542
American General Finance Corp. EUR (c) 4.125% 11/29/13	1,500,000	2,025,604
Banque PSA Finance FRN (a) 2.203% 4/04/14	300,000	299,442
CIT Group, Inc. 7.000% 5/01/15	200,000	200,250
Citigroup, Inc. FRN 1.111% 2/15/13	100,000	99,610
Citigroup, Inc. FRN 1.733% 1/13/14	200,000	201,288
Countrywide Financial Corp. 5.800% 6/07/12	700,000	730,183
Credit Agricole Home Loan FRN (a) 1.024% 7/21/14	600,000	600,187
Ford Motor Credit Co. FRN 3.033% 1/13/12	200,000	200,256
Ford Motor Credit Co. 5.625% 9/15/15	1,000,000	1,035,189

	Principal Amount	Value
Ford Motor Credit Co. 7.000% 10/01/13	$100,000	$106,868
Ford Motor Credit Co. 7.800% 6/01/12	100,000	104,578
Ford Motor Credit Co. LLC 7.000% 4/15/15	200,000	216,032
The Goldman Sachs Group, Inc. 7.500% 2/15/19	1,200,000	1,396,252
HSBC Holdings PLC 5.100% 4/05/21	1,800,000	1,844,611
Hyundai Capital Services, Inc. (a) 4.375% 7/27/16	300,000	307,627
International Lease Finance Corp. (a) 6.750% 9/01/16	600,000	639,000
Macquarie Bank Ltd. (a) 6.625% 4/07/21	1,800,000	1,810,922
Merrill Lynch & Co., Inc. EUR (c) 4.875% 5/30/14	600,000	897,693
Merrill Lynch & Co., Inc. 5.450% 2/05/13	100,000	106,079
Merrill Lynch & Co., Inc. 5.571% 10/04/12	900,000	930,195
Morgan Stanley FRN 2.761% 5/14/13	100,000	102,672
Morgan Stanley, Series F 6.625% 4/01/18	800,000	881,274
SLM Corp. 5.000% 10/01/13	1,400,000	1,456,000
SLM Corp. 5.050% 11/14/14	4,300,000	4,299,678

		25,311,048

Electric — 1.0%
Comision Federal de Electricidad (Acquired 5/26/11, Cost $1,190,544) (a) (d) 4.875% 5/26/21	1,200,000	1,198,320
Duquesne Light Holdings, Inc. (a) 6.400% 9/15/20	100,000	103,440
Entergy Corp. 3.625% 9/15/15	100,000	101,585
Korea Electric Power Corp. (a) 3.000% 10/05/15	200,000	196,722
Korea Hydro & Nuclear Power Co. Ltd. (a) 3.125% 9/16/15	100,000	98,942
Majapahit Holdings BV (b) 7.250% 6/28/17	100,000	113,046
Majapahit Holdings BV (b) 7.750% 10/17/16	200,000	231,768
NRG Energy, Inc. 8.250% 9/01/20	100,000	102,000

		2,145,823

8

The accompanying notes are an integral part of the financial statements.

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Forest Products & Paper — 0.7%
Celulosa Arauco y Constitucion SA 5.000% 1/21/21	$100,000	$99,190
MeadWestvaco Corp. 6.850% 4/01/12	1,339,000	1,387,794

		1,486,984

Holding Company – Diversified — 0.8%
Hutchison Whampoa International Ltd. (a) 6.500% 2/13/13	1,000,000	1,077,295
Noble Group Ltd. (a) 6.625% 8/05/20	200,000	204,500
Noble Group Ltd. (b) 6.750% 1/29/20	100,000	105,000
Noble Group Ltd. (a) 6.750% 1/29/20	300,000	315,000

		1,701,795

Insurance — 2.1%
American International Group, Inc. 6.250% 3/15/37	1,600,000	1,456,000
American International Group, Inc. 6.400% 12/15/20	700,000	753,469
American International Group, Inc. VRN 8.175% 5/15/68	1,000,000	1,092,600
MetLife Institutional Funding II FRN (a) 1.201% 4/04/14	1,300,000	1,302,812

		4,604,881

Iron & Steel — 0.7%
CSN Resources SA (a) 6.500% 7/21/20	400,000	425,000
Gerdau Holdings, Inc. (a) 7.000% 1/20/20	600,000	666,000
Gerdau Trade, Inc. (a) 5.750% 1/30/21	500,000	508,125

		1,599,125

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. FRN 0.425% 5/21/13	700,000	700,795

Media — 0.5%
COX Communications, Inc. 7.125% 10/01/12	1,000,000	1,072,533

Oil & Gas — 1.6%
BP Capital Markets PLC 2.375% 12/14/11	800,000	806,584
Ecopetrol SA 7.625% 7/23/19	200,000	239,500
Indian Oil Corp. Ltd. 4.750% 1/22/15	500,000	520,582
Petrobras International Finance Co. 5.375% 1/27/21	400,000	410,724

	Principal Amount	Value
Petrobras International Finance Co. 5.750% 1/20/20	$400,000	$426,702
Petrobras International Finance Co. 8.375% 12/10/18	200,000	246,500
Petroleos Mexicanos (Acquired 6/02/11, Cost $694,974) (a) (d) 6.500% 6/02/41	700,000	710,253
Transocean, Inc. 4.950% 11/15/15	100,000	108,175

		3,469,020

Pipelines — 0.1%
NGPL PipeCo LLC (a) 6.514% 12/15/12	300,000	315,478

Real Estate — 0.1%
Qatari Diar Finance QSC (b) 5.000% 7/21/20	200,000	205,000

Savings & Loans — 0.3%
Fibria Overseas Finance Ltd. (a) 7.500% 5/04/20	300,000	326,640
Odebrecht Drilling Norbe VIII/IX Ltd. (a) 6.350% 6/30/21	400,000	422,000

		748,640

Telecommunications — 4.9%
BellSouth Corp. (a) 4.463% 4/26/21	2,500,000	2,573,438
Deutsche Telekom International Finance BV GBP (c) 6.500% 4/08/22	1,500,000	2,656,956
France Telecom SA 4.375% 7/08/14	5,000,000	5,414,765

		10,645,159

Transportation — 0.6%
Asciano Finance (a) 5.000% 4/07/18	1,200,000	1,231,782

TOTAL CORPORATE DEBT (Cost $80,381,408)		81,617,336

BANK LOANS — 0.5%
Diversified Financial — 0.5%
AGFS Funding Co. Term Loan FRN 5.500% 5/10/17	1,000,000	979,000

TOTAL BANK LOANS (Cost $995,000)		979,000

MUNICIPAL OBLIGATIONS — 3.3%
Bay Area Toll Authority BAB 6.793% 4/01/30	800,000	859,880
Bay Area Toll Authority BAB 7.043% 4/01/50	1,800,000	1,970,856

The accompanying notes are an integral part of the financial statements.

9

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Buckeye Tobacco Settlement Financing Authority 5.875% 6/01/47	$100,000	$72,783
Los Angeles Community College District BAB 6.600% 8/01/42	1,000,000	1,113,110
Los Angeles Community College District BAB 6.750% 8/01/49	1,200,000	1,366,908
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	1,300,000	1,302,977
State of California BAB 5.700% 11/01/21	500,000	526,170

		7,212,684

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,891,530)		7,212,684

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS —11.6%
Automobile ABS — 0.3%
Auto Compartiment, Series 2007-2, Class A FRN EUR (b) (c) 1.489% 10/25/20	381,732	548,951

Commercial MBS — 3.6%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (a) 1.937% 11/15/15	195,064	180,969
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.805% 2/24/51	900,000	969,533
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 VRN 5.853% 6/11/40	1,359,158	1,411,618
Eclipse Ltd., Series 2007-1X, Class A FRN GBP (b) (c) 0.989% 1/25/20	1,018,798	1,385,018
European Loan Conduit, Series 25A, Class A FRN (a) 1.570% 5/15/19	621,606	817,256
Extended Stay America Trust, Series 2010-ESHA, Class A (a) 2.951% 11/05/27	296,756	294,303
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3 (a) 4.070% 11/15/43	100,000	96,697
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.992% 8/15/45	1,500,000	1,626,537

	Principal Amount	Value
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (c) 1.099% 10/23/16	$790,548	$1,032,076

		7,814,007

Credit Card ABS — 2.7%
Chester Asset Receivables Dealings, Series 2008-A1, Class A FRN EUR (b) (c) 2.220% 1/15/14	700,000	1,015,105
Citibank Omni Master Trust, Series 2009-A8, Class A8 FRN (a) 2.287% 5/16/16	4,000,000	4,045,181
Citibank Omni Master Trust, Series 2009-A14A, Class A14 FRN (a) 2.937% 8/15/18	600,000	630,142

		5,690,428

Other ABS — 1.1%
Duane Street CLO, Series 2005-1A, Class A FRN (a) 0.518% 11/08/17	1,746,676	1,698,892
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.509% 5/21/21	500,000	469,803
Wind River CLO Ltd., Series 2004-1A, Class A1 FRN (a) 0.577% 12/19/16	230,770	223,557

		2,392,252

Student Loans ABS — 0.1%
SLM Student Loan Trust, Series 2009-C, Class A FRN (a) 4.500% 11/16/43	94,934	91,509
SLM Student Loan Trust, Series 2009-B, Class A1 FRN (a) 6.187% 7/15/42	197,594	187,953

		279,462

WL Collateral CMO — 3.8%
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 6.019% 9/25/36	149,450	137,436
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A FRN 2.670% 12/25/35	878,192	813,400
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.446% 12/20/54	333,190	315,971
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (c) 1.399% 12/20/54	833,707	1,146,466
Granite Master Issuer PLC, Series 2006-1X, Class A6 FRN EUR (b) (c) 1.489% 12/20/54	392,333	539,508

The accompanying notes are an integral part of the financial statements.

10

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Granite Master Issuer PLC, Series 2005-2, Class A5 FRN (b) 1.569% 12/20/54	$333,190	$458,180
Granite Mortgages PLC, Series 2004-3, Class 3A1 FRN GBP (b) (c) 1.005% 9/20/44	431,328	663,368
Granite Mortgages PLC, Series 2004-3, Class 3A2 FRN GBP (b) (c) 1.015% 9/20/44	129,398	199,011
Granite Mortgages PLC, Series 2003-3, Class 2A FRN EUR (b) (c) 1.718% 1/20/44	15,851	22,027
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.794% 9/25/35	905,383	829,993
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1 (a) 6.500% 2/25/35	1,456,455	1,417,445
Structured Asset Securities Corp., Series 2005-16, Class 1A2 5.500% 9/25/35	1,700,000	1,548,479
Thornburg Mortgage Securities Trust, Series 2007-2, Class A1 FRN 0.326% 6/25/37	152,079	146,621

		8,237,905

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $25,112,932)		24,963,005

SOVEREIGN DEBT OBLIGATIONS — 4.7%
Banco Nacional de Desenvolvimento Economico e Social EUR (a) (c) 4.125% 9/15/17	100,000	141,027
Bundesrepublik Deutschland EUR (c) 3.250% 7/04/21	300,000	443,245
Canada Government Bond CAD (c) 1.500% 12/01/12	100,000	103,794
Canada Government Bond CAD (c) 1.750% 3/01/13	200,000	208,218
Canada Government Bond CAD (c) 2.000% 8/01/13	200,000	209,073
Canada Government Bond CAD (c) 2.250% 8/01/14	200,000	209,574
Canada Housing Trust No. 1 CAD (a) (c) 2.450% 12/15/15	1,200,000	1,245,191
Canada Housing Trust No. 1 CAD (c) 3.350% 12/15/20	100,000	103,166
Canada Housing Trust No. 1 CAD (c) 4.000% 6/15/12	300,000	318,878
Canada Housing Trust No. 1 CAD (c) 4.550% 12/15/12	100,000	108,195

	Principal Amount	Value
Indonesia Government International Bond (b) 7.250% 4/20/15	$100,000	$115,746
Instituto de Credito Oficial (Acquired 3/18/11, Cost $424,932) FRN EUR (a) (c) (d) 3.276% 3/25/14	300,000	432,288
Italy Buoni Poliennali Del Tesoro EUR (c) 2.100% 9/15/16	308,781	443,480
Italy Buoni Poliennali Del Tesoro EUR (c) 2.100% 9/15/21	2,187,465	2,965,962
Korea Finance Corp. 3.250% 9/20/16	100,000	98,269
Korea Housing Finance Corp. (b) 4.125% 12/15/15	400,000	412,186
Mexican Bonos MXN (c) 6.000% 6/18/15	800,000	68,277
Province of Ontario Canada 1.375% 1/27/14	200,000	201,181
Republic of Indonesia (b) 7.500% 1/15/16	100,000	117,596
Russia Government International Bond STEP (b) 7.500% 3/31/30	605,500	713,733
Spain Government Bond EUR (c) 4.650% 7/30/25	1,100,000	1,429,746

		10,088,825

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,102,388)		10,088,825

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 5.6%
Pass-Through Securities — 5.6%
Federal National Mortgage Association Pool #AA4524 4.500% 3/01/24	668,688	709,959
Pool #930858 4.500% 4/01/24	210,708	223,713
Pool #931412 4.500% 6/01/24	815,252	865,313
Pool #AA0856 4.500% 1/01/39	78,080	80,966
Pool #AA1747 4.500% 1/01/39	190,486	197,465
Pool #AA0466 4.500% 2/01/39	337,716	350,090
Pool #AA4603 4.500% 4/01/39	878,156	910,332
Pool #931504 4.500% 7/01/39	384,669	398,763

The accompanying notes are an integral part of the financial statements.

11

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AC1095 4.500% 7/01/39	$886,529	$919,011
Pool #932277 4.500% 12/01/39	338,674	351,983
Pool #AE2265 4.500% 3/01/40	494,078	512,027
Pool #AE3461 4.500% 10/01/40	995,867	1,031,733
Pool #AH4108 4.500% 3/01/41	994,848	1,030,678
Pool #AH7801 4.500% 3/01/41	924,540	957,838
Pool #AH8594 4.500% 3/01/41	413,205	428,087
Federal National Mortgage Association TBA Pool #45746 5.500% 7/01/41 (e)	2,800,000	3,028,594

		11,996,552

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,671,771)		11,996,552

U.S. TREASURY OBLIGATIONS — 12.9%
U.S. Treasury Bonds & Notes — 12.9%
U.S. Treasury Inflation Index 2.000% 1/15/26	113,291	124,117
U.S. Treasury Inflation Index (f) 2.375% 1/15/27	2,007,018	2,290,503
U.S. Treasury Note 0.750% 6/15/14	25,400,000	25,371,227

		27,785,847

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,794,580)		27,785,847

TOTAL BONDS & NOTES (Cost $162,949,609)		164,643,249

PURCHASED OPTIONS — 0.0%
Interest Rate Swaptions — 0.0%
Interest Rate Swaption USD 1 Year Call, Strike 1.25	2,900,000	14,923
Interest Rate Swaption USD 1 Year Call, Strike 1.25	7,800,000	40,138

		55,061

TOTAL PURCHASED OPTIONS (Cost $40,597)		55,061

TOTAL LONG-TERM INVESTMENTS (Cost $164,090,206)		165,824,710

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 23.6%
Repurchase Agreements — 9.3%
Barclays Capital Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (g)	$2,500,000	$2,500,000
Credit Suisse First Boston Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (h)	8,900,000	8,900,000
JP Morgan Chase Bank Repurchase Agreement, dated 6/30/11, 0.040%, due 7/01/11 (i)	7,500,000	7,500,000
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/11, 0.010%, due 7/01/11 (j)	1,107,734	1,107,734

		20,007,734

Discounted Notes — 0.7%
Federal National Mortgage Association 0.080% 7/21/11	1,500,000	1,499,933

Commercial Paper — 13.6%
Banco Santander Brazil SA (Acquired 4/14/11, Cost $697,444) (a) (d) 0.010% 7/13/11	700,000	699,663
Industrial & Commercial Bank of China Ltd. 0.750% 8/15/11	400,000	400,000
Industrial & Commercial Bank of China Ltd. 0.750% 8/18/11	500,000	500,000
Itau Unibanco SA 0.010% 2/06/12	1,600,000	1,584,129
Itau Unibanco SA 1.450% 12/05/11	300,000	298,123
Kells Funding LLC (a) 0.218% 7/20/11	2,600,000	2,599,702
Kells Funding LLC (a) 0.238% 8/04/11	4,300,000	4,299,036
Kells Funding LLC (a) 0.240% 8/19/11	700,000	699,771
Kells Funding LLC (a) 0.240% 11/07/11	7,400,000	7,393,636
Kells Funding LLC (a) 0.270% 11/03/11	3,100,000	3,097,094
Kells Funding LLC (a) 0.280% 7/08/11	800,000	799,956
Kells Funding LLC (a) 0.320% 8/01/11	700,000	699,807
Kells Funding LLC (a) 0.360% 9/07/11	500,000	499,200
Straight-A Funding (a) 0.130% 8/02/11	3,800,000	3,799,561
Straight-A Funding (a) 0.180% 7/05/11	400,000	399,992

The accompanying notes are an integral part of the financial statements.

12

MML PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Straight-A Funding (a) 0.190% 7/25/11	$1,500,000	$1,499,810

		29,269,480

TOTAL SHORT-TERM INVESTMENTS (Cost $50,777,147)		50,777,147

TOTAL INVESTMENTS — 100.6% (Cost $214,867,353) (k)		216,601,857

Other Assets/ (Liabilities) — (0.6)%		(1,278,318)

NET ASSETS — 100.0%		$215,323,539

SECURITIES SOLD SHORT — (3.4)%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES SOLD SHORT — (3.4)%
Pass-Through Securities — (3.4)%
Federal National Mortgage Association TBA Pool #15801 4.500% 7/01/41 (e)	(7,000,000)	(7,242,266)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES SOLD SHORT (Cost $(7,266,914))		(7,242,266)

TOTAL SECURITIES SOLD SHORT — (3.4)% (Cost $(7,266,914))		(7,242,266)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso
SGD	Singapore Dollar
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $66,654,056 or 30.96% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2011, these securities amounted to a value of $9,211,716 or 4.28% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Restricted security. Certain securities are restricted as to resale. At June 30, 2011, these securities amounted to a value of $4,331,660 or 2.01% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(g)	Maturity value of $2,500,001. Collateralized by U.S. Government Agency obligations with a rate of 1.875%, maturity date of 7/15/15, and an aggregate market value, including accrued interest, of $2,563,242.
(h)	Maturity value of $8,900,002. Collateralized by U.S. Government Agency obligations with a rate of 3.125%, maturity date of 5/15/21, and an aggregate market value, including accrued interest, of $9,148,511.
(i)	Maturity value of $7,500,008. Collateralized by U.S. Government Agency obligations with a rate of 2.27%, maturity date of 12/24/13, and an aggregate market value, including accrued interest, of $7,663,948.
(j)	Maturity value of $1,107,734. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/38, and an aggregate market value, including accrued interest, of $1,132,914.
(k)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MML Series Investment Fund – Financial Statements

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MML Fundamental Value	MML PIMCO Total Return Fund
Assets:
Investments, at value (Note 2) (a)	$157,431,967	$165,824,710
Short-term investments, at value (Note 2) (b)	5,845,992	50,777,147

Total investments	163,277,959	216,601,857

Foreign currency, at value (c)	-	171,812
Receivables from:
Investments sold on a when-issued basis (Note 2)	-	7,266,914
Open forward foreign currency contracts (Note 2)	-	1,059,810
Investment adviser (Note 3)	602	9,466
Fund shares sold	198,349	275,988
Broker for collateral held for open futures contracts (Note 2)	-	1,000
Variation margin on open futures contracts (Note 2)	-	70,629
Interest and dividends	239,590	1,575,067
Open swap agreements, at value (Note 2)	-	468,676

Total assets	163,716,500	227,501,219

Liabilities:
Payables for:
Investments purchased	3,309,455	-
Investments purchased on a when-issued basis (Note 2)	-	3,044,891
Collateral held for open swap agreements (Note 2)	-	720,000
Written options outstanding, at value (Note 2) (d)	-	224,217
Payable for securities sold short, at value (Note 2) (e)	-	7,242,266
Open forward foreign currency contracts (Note 2)	-	365,840
Fund shares repurchased	674	67,286
Open swap agreements, at value (Note 2)	-	331,850
Trustees’ fees and expenses (Note 3)	3,239	3,269
Affiliates (Note 3):
Investment management fees	81,639	86,895
Administration fees	12,560	17,379
Accrued expense and other liabilities	32,585	73,787

Total liabilities	3,440,152	12,177,680

Net assets	$160,276,348	$215,323,539

Net assets consist of:
Paid-in capital	$142,816,856	$213,000,236
Undistributed (accumulated) net investment income (loss)	1,093,982	1,935,001
Accumulated net realized gain (loss) on investments and foreign currency transactions	1,865,326	(2,862,354)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	14,500,184	3,250,656

Net assets	$160,276,348	$215,323,539

(a) Cost of investments:	$142,931,769	$164,090,206
(b) Cost of short-term investments:	$5,845,992	$50,777,147
(c) Cost of foreign currency:	$-	$168,372
(d) Premiums on written options:	$-	$328,011
(e) Proceeds from securities sold short:	$-	$(7,266,914)

The accompanying notes are an integral part of the financial statements.

14

MML Series Investment Fund – Financial Statements (Continued)

Statements of Assets and Liabilities

June 30, 2011 (Unaudited)

	MML Fundamental Value	MML PIMCO Total Return Fund
Class II shares:
Net assets	$160,276,348	$215,323,539

Shares outstanding (a)	13,854,549	21,303,104

Net asset value, offering price and redemption price per share	$11.57	$10.11

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

15

MML Series Investment Fund – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

	MML Fundamental Value	MML PIMCO Total Return Fund
Investment income (Note 2):
Dividends (a)	$1,652,503	$-
Interest	165	2,401,709

Total investment income	1,652,668	2,401,709

Expenses (Note 3):
Investment management fees	455,841	456,056
Custody fees	6,128	29,588
Audit fees	15,468	41,836
Legal fees	756	786
Proxy fees	449	449
Shareholder reporting fees	10,655	10,663
Trustees’ fees	4,712	4,971

	494,009	544,349
Administration fees:
Class II	70,129	91,211

Total expenses	564,138	635,560
Expenses waived (Note 3):
Class II fees waived by adviser	(3,102)	(42,687)

Net expenses	561,036	592,873

Net investment income (loss)	1,091,632	1,808,836

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	1,684,899	(1,591,189)
Futures contracts	-	(501,724)
Written options	-	220,610
Swap agreements	-	189,669
Foreign currency transactions	3,059	(374,452)

Net realized gain (loss)	1,687,958	(2,057,086)

Net change in unrealized appreciation (depreciation) on:
Investment transactions	2,783,473	2,641,602
Futures contracts	-	925,962
Written options	-	165,599
Securities sold short	-	84,804
Swap agreements	-	(80,936)
Translation of assets and liabilities in foreign currencies	(14)	540,426

Net change in unrealized appreciation (depreciation)	2,783,459	4,277,457

Net realized gain (loss) and change in unrealized appreciation (depreciation)	4,471,417	2,220,371

Net increase (decrease) in net assets resulting from operations	$5,563,049	$4,029,207

(a) Net of withholding tax of:	$11,255	$-

The accompanying notes are an integral part of the financial statements.

16

THIS PAGE INTENTIONALLY LEFT BLANK

MML Series Investment Fund – Financial Statements (Continued)

Statements of Changes in Net Assets

	MML Fundamental Value
	Six Months Ended June 30, 2011 (Unaudited)	Period Ended December 31, 2010+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,091,632	$589,363
Net realized gain (loss) on investment transactions	1,687,958	469,427
Net change in unrealized appreciation (depreciation) on investments	2,783,459	11,716,725

Net increase (decrease) in net assets resulting from operations	5,563,049	12,775,515

Distributions to shareholders (Note 2):
From net investment income:
Class II	-	(587,013)

Total distributions from net investment income	-	(587,013)

From net realized gains:
Class II	-	(292,059)

Total distributions from net realized gains	-	(292,059)

Net fund share transactions (Note 5):
Class II	28,022,702	114,794,154

Increase (decrease) in net assets from fund share transactions	28,022,702	114,794,154

Total increase (decrease) in net assets	33,585,751	126,690,597
Net assets
Beginning of period	126,690,597	-

End of period	$160,276,348	$126,690,597

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$1,093,982	$2,350

+	Fund commenced operations on August 10, 2010.

The accompanying notes are an integral part of the financial statements.

18

MML PIMCO Total Return Fund
Six Months Ended June 30, 2011 (Unaudited)	Period Ended December 31, 2010+

$1,808,836	$523,780
(2,057,086)	120,669
4,277,457	(1,026,801)

4,029,207	(382,352)

-	(497,504)

-	(497,504)

-	(826,048)

-	(826,048)

78,496,589	134,503,647

78,496,589	134,503,647

82,525,796	132,797,743

132,797,743	-

$215,323,539	$132,797,743

$1,935,001	$126,165

19

MML Series Investment Fund – Financial Highlights

(For a share outstanding throughout each period)

MML Fundamental Value Fund

	Class II
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$11.08		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.06
Net realized and unrealized gain (loss) on investments	0.40		1.10

Total income (loss) from investment operations	0.49		1.16

Less distributions to shareholders:
From net investment income	-		(0.05)
From net realized gains	-		(0.03)

Total distributions	-		(0.08)

Net asset value, end of period	$11.57		$11.08

Total Return ^^	4.42%	**	11.59%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$160,276		$126,691
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%	*	0.90%	*
After expense waiver	0.80%	*##	0.80%	*#
Net investment income (loss) to average daily net assets	1.56%	*	1.51%	*
Portfolio turnover rate	9%	**	10%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period August 10, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

The accompanying notes are an integral part of the financial statements.

20

MML Series Investment Fund – Financial Highlights (Continued)

(For a share outstanding throughout each period)

MML PIMCO Total Return Fund

	Class II
	Six Months Ended 06/30/11 (Unaudited)		Period Ended 12/31/10 +
Net asset value, beginning of period	$9.90		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.06
Net realized and unrealized gain (loss) on investments	0.11		(0.05)

Total income (loss) from investment operations	0.21		0.01

Less distributions to shareholders:
From net investment income	-		(0.04)
From net realized gains	-		(0.07)

Total distributions	-		(0.11)

Net asset value, end of period	$10.11		$9.90

Total Return ^^	2.12%	**	0.17%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$215,324		$132,798
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	0.70%	*	0.91%	*
After expense waiver ‡‡	0.65%	*#	0.65%	*#
Interest expense to average daily net assets ‡‡‡	-		0.00%	*†
Ratio of expenses to average daily net assets:
Before expense waiver ##	0.70%	*	0.91%	*
After expense waiver ##	0.65%	*#	0.65%	*#
Net investment income (loss) to average daily net assets	1.98%	*	1.40%	*
Portfolio turnover rate	193%	**	221%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than 0.005%.
+	For the period August 10, 2010 (commencement of operations) through December 31, 2010.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Includes interest expense.
^^	Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
‡‡	Excludes interest expense.
‡‡‡	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

The accompanying notes are an integral part of the financial statements.

21

Notes to Financial Statements (Unaudited)

1.	The Fund

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are two series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Fundamental Value Fund (“Fundamental Value Fund”) and MML PIMCO Total Return Fund (“PIMCO Total Return Fund”).

The Funds commenced operations on August 10, 2010.

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each Fund offers the following two classes of shares: Class II and Service Class I shares. Service Class I shares of the Funds are not currently available. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with

22

Notes to Financial Statements (Unaudited) (Continued)

procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

23

Notes to Financial Statements (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Any illiquid Rule 144A securities or restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently and, therefore, the inputs are unobservable.

The PIMCO Total Return Fund characterized all securities sold short at Level 2, as of June 30, 2011. The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

24

Notes to Financial Statements (Unaudited) (Continued)

The following is the aggregate value by input level as of June 30, 2011, for the remaining Fund’s investments and the PIMCO Total Return Fund’s other investments:

Asset Valuation Inputs

	Investment in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Fundamental Value Fund
Equities
Common Stock
Basic Materials	$9,744,209	$-	$-	$9,744,209
Communications	10,538,325	-	-	10,538,325
Consumer, Cyclical	12,509,591	-	-	12,509,591
Consumer, Non-cyclical	32,940,707	-	-	32,940,707
Energy	20,647,412	-	-	20,647,412
Financial	34,170,614	1,206,431	-	35,377,045
Industrial	19,317,071	834,750	-	20,151,821
Technology	10,715,683	-	-	10,715,683
Utilities	4,807,174	-	-	4,807,174

Total Common Stock	155,390,786	2,041,181	-	157,431,967

Total Equities	155,390,786	2,041,181	-	157,431,967

Total Long-Term Investments	155,390,786	2,041,181	-	157,431,967

Total Short-Term Investments	-	5,845,992	-	5,845,992

Total Investments	$155,390,786	$7,887,173	$-	$163,277,959

PIMCO Total Return Fund
Equities
Preferred Stock
Financial	$1,126,400	$-	$-	$1,126,400

Total Preferred Stock	1,126,400	-	-	1,126,400

Total Equities	1,126,400	-	-	1,126,400

Bonds & Notes
Total Corporate Debt	-	78,417,627	3,199,709	81,617,336

Total Bank Loans	-	979,000	-	979,000

Total Municipal Obligations	-	7,212,684	-	7,212,684

Non-U.S. Government Agency Obligations
Automobile ABS	-	548,951	-	548,951
Commercial MBS	-	7,814,007	-	7,814,007
Credit Card ABS	-	5,690,428	-	5,690,428
Other ABS	-	2,392,252	-	2,392,252
Student Loans ABS	-	279,462	-	279,462
WL Collateral CMO	-	8,237,905	-	8,237,905

Total Non-U.S. Government Agency Obligations	-	24,963,005	-	24,963,005

Total Sovereign Debt Obligations	-	9,656,537	432,288	10,088,825

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	11,996,552	-	11,996,552

Total U.S. Government Agency Obligations and Instrumentalities	-	11,996,552	-	11,996,552

25

Notes to Financial Statements (Unaudited) (Continued)

	Investment in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund (Continued)
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	$-	$27,785,847	$-	$27,785,847

Total U.S. Treasury Obligations	-	27,785,847	-	27,785,847

Total Bonds & Notes	-	161,011,252	3,631,997	164,643,249

Total Purchased Options	-	55,061	-	55,061

Total Long-Term Investments	1,126,400	161,066,313	3,631,997	165,824,710

Total Short-Term Investments	-	50,077,484	699,663	50,777,147

Total Investments	$1,126,400	$211,143,797	$4,331,660	$216,601,857

The following is the aggregate value by input level as of June 30, 2011, for the PIMCO Total Return Fund’s other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$1,059,810	$-	$1,059,810
Futures Contracts
Interest Rate Risk	841,207	-	-	841,207
Swap Agreements
Credit Risk	-	443,205	-	443,205
Interest Rate Risk		25,471		25,471

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$(365,840)	$-	$(365,840)
Futures Contracts
Interest Rate Risk	(81,726)	-	-	(81,726)
Swap Agreements
Credit Risk	-	(266,398)	-	(266,398)
Interest Rate Risk	-	(65,452)	-	(65,452)
Written Options
Interest Rate Risk	(22,533)	(201,684)	-	(224,217)

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended June 30, 2011. The Funds recognize transfers between the Levels as of the beginning of the year.

26

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/10	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 6/30/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 6/30/11
PIMCO Total Return Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$-	$-	$-	$46,018	$6,250,181	$-	$-	$(3,096,490	)**	$3,199,709	$46,018
Non-US. Government Agency Obligations
Other ABS	-	-	-	-	466,250	-	-	(466,250	)**	-	-
Sovereign Debt Obligations	-	-	-	7,356	424,932	-	-	-		432,288	7,356
Short-Term Investments	-	2,219	-	-	697,444	-	-	-		699,663	-

	$-	$2,219	$-	$53,374	$7,838,807	$-	$-	$(3,562,740)		$4,331,660	$53,374

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Levels as a result of changes in liquidity.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended June 30, 2011, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	PIMCO Total Return Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A
Directional Exposures to Currencies	A

Futures Contracts**
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Substitution for Direct Investment	A

Interest Rate Swaps***
Hedging/Risk Management	A
Duration Management	A
Substitution for Direct Investment	A

27

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	PIMCO Total Return Fund
Credit Default Swaps (Protection Seller)
Hedging/Risk Management	M
Duration/Credit Quality Management	A
Substitution for Direct Investment	A

Options (Purchased)
Hedging/Risk Management	A
Duration/Credit Quality Management	A
Substitution for Direct Investment	A

Options (Sold)
Hedging/Risk Management	M
Duration/Credit Quality Management	A
Income	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At June 30, 2011, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund
Asset Derivatives
Forward Contracts*	$-	$1,059,810	$-	$1,059,810
Futures Contracts^^	-	-	841,207	841,207
Swap Agreements*	443,205	-	25,471	468,676
Purchased Options*	-	-	55,061	55,061

Total Value	$443,205	$1,059,810	$921,739	$2,424,754

Liability Derivatives
Forward Contracts^	$-	$(365,840)	$-	$(365,840)
Futures Contracts^^	-	-	(81,726)	(81,726)
Swap Agreements^	(266,398)	-	(65,452)	(331,850)
Written Options^	-	-	(224,217)	(224,217)

Total Value	$(266,398)	$(365,840)	$(371,395)	$(1,003,633)

Realized Gain (Loss)#
Forward Contracts	$-	$(448,853)	$-	$(448,853)
Futures Contracts	-	-	(501,724)	(501,724)
Swap Agreements	235,586	-	(45,917)	189,669
Written Options	-	-	220,610	220,610

Total Realized Gain (Loss)	$235,586	$(448,853)	$(327,031)	$(540,298)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$538,623	$-	$538,623
Futures Contracts	-	-	925,962	925,962
Swap Agreements	(64,836)	-	(16,100)	(80,936)
Purchased Options	-	-	14,464	14,464
Written Options	-	-	165,599	165,599

Total Change in Appreciation (Depreciation)	$(64,836)	$538,623	$1,089,925	$1,563,712

28

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund (Continued)
Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$42,046,182	$-	$42,046,182
Futures Contracts	-	-	1,069	1,069
Swap Agreements	$17,616,667	$-	$3,550,000	$21,166,667
Purchased Options	-	-	10,700,000	10,700,000
Written Options	-	-	34,800,297	34,800,297

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements, as applicable.
^	Statements of Assets and Liabilities location: Payables for: written options outstanding, open forward foreign currency contracts, or open swap agreements, at value, as applicable.
^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: futures contracts, written options, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, written options, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent the average number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options and written options, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2011.

Further details regarding the derivatives and other investments held by the Funds during the period ended June 30, 2011, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other

29

Notes to Financial Statements (Unaudited) (Continued)

market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
Barclays Bank PLC	137,000	Euro	7/18/11	$197,013	$198,599	$1,586
Barclays Bank PLC	36,500,000	Indian Rupee	8/12/11	791,132	811,283	20,151
Barclays Bank PLC	310,250	Malaysian Ringgit	8/11/11	99,968	102,464	2,496
Barclays Bank PLC	15,009,896	Mexican Peso	7/07/11	1,228,809	1,281,744	52,935
Barclays Bank PLC	5,794,000	Russian Ruble	7/01/11	205,355	207,478	2,123
Barclays Bank PLC	696,950	South African Rand	7/28/11	102,021	102,734	713

				2,624,298	2,704,302	80,004

Goldman Sachs & Co.	6,598,500	Philippine Peso	11/15/11	150,000	150,592	592
Goldman Sachs & Co.	676,380,000	South Korean Won	8/12/11	600,000	632,043	32,043

				750,000	782,635	32,635

JP Morgan Chase Bank	3,064,000	Canadian Dollar	9/19/11	3,097,355	3,170,929	73,574
JP Morgan Chase Bank	1,959,750	Chinese Yuan Renminbi	11/15/11	300,000	304,250	4,250
JP Morgan Chase Bank	5,292,900,000	Indonesian Rupiah	1/31/12	594,507	597,375	2,868
JP Morgan Chase Bank	6,079,565	Mexican Peso	7/07/11	500,000	519,154	19,154
JP Morgan Chase Bank	28,435,941	Mexican Peso	11/18/11	2,352,703	2,398,408	45,705
JP Morgan Chase Bank	1,079,550	New Turkish Lira	7/27/11	690,853	661,973	(28,880)
JP Morgan Chase Bank	1,079,550	New Turkish Lira	10/27/11	642,131	650,711	8,580
JP Morgan Chase Bank	6,585,000	Philippine Peso	11/15/11	150,000	150,284	284
JP Morgan Chase Bank	17,528,000	Philippine Peso	3/15/12	403,221	396,978	(6,243)
JP Morgan Chase Bank	1,464,990	South African Rand	7/28/11	214,149	215,946	1,797
JP Morgan Chase Bank	1,019,042,181	South Korean Won	8/12/11	927,963	952,244	24,281

				9,872,882	10,018,252	145,370

30

Notes to Financial Statements (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
BUYS (Continued)
Royal Bank of Scotland PLC	5,467,750	Brazilian Real	7/05/11	$3,203,322	$3,503,508	$300,186
Royal Bank of Scotland PLC	778,771	Singapore Dollar	9/09/11	623,072	634,066	10,994

				3,826,394	4,137,574	311,180

UBS AG	5,467,750	Brazilian Real	9/02/11	3,316,401	3,457,592	141,191
UBS AG	178,000	Euro	7/18/11	254,410	258,033	3,623
UBS AG	7,346,480	Mexican Peso	7/07/11	600,000	627,340	27,340
UBS AG	4,777,000	Mexican Peso	11/18/11	400,000	402,912	2,912

				4,570,811	4,745,877	175,066

				$21,644,385	$22,388,640	$744,255

SELLS
Barclays Bank PLC	1,812,000	Euro	7/18/11	$2,581,991	$2,626,722	$(44,731)
Barclays Bank PLC	7,000,000	Japanese Yen	7/14/11	82,721	86,955	(4,234)
Barclays Bank PLC	5,794,000	Russian Ruble	7/01/11	209,339	207,479	1,860

				2,874,051	2,921,156	(47,105)

JP Morgan Chase Bank	316,000	British Pound	9/13/11	504,252	506,731	(2,479)
JP Morgan Chase Bank	294,000	Canadian Dollar	9/19/11	297,812	304,260	(6,448)
JP Morgan Chase Bank	9,079,000	Euro	7/18/11	13,089,405	13,161,147	(71,742)
JP Morgan Chase Bank	28,435,941	Mexican Peso	7/07/11	2,383,266	2,428,236	(44,970)
JP Morgan Chase Bank	1,079,550	New Turkish Lira	7/27/11	653,283	661,972	(8,689)

				16,928,018	17,062,346	(134,328)

Royal Bank of Scotland PLC	20,000	Australian Dollar	7/29/11	20,963	21,386	(423)
Royal Bank of Scotland PLC	2,997,000	Euro	7/18/11	4,373,252	4,344,527	28,725

				4,394,215	4,365,913	28,302

UBS AG	6,458,000	British Pound	9/13/11	10,604,120	10,355,908	248,212
UBS AG	5,467,750	Brazilian Real	7/05/11	3,356,507	3,503,508	(147,001)
UBS AG	403,000	Euro	7/18/11	585,833	584,198	1,635

				14,546,460	14,443,614	102,846

				$38,742,744	$38,793,029	$(50,285)

31

Notes to Financial Statements (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at June 30, 2011:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
2	German Euro Bund	9/08/11	$363,930	$(1,873)
67	90 Day Eurodollar	9/19/11	16,692,213	4,423
10	U.S. Treasury Note 2 Year	9/30/11	2,193,438	4,830
91	90 Day Eurodollar	12/19/11	22,654,450	41,108
488	90 Day Eurodollar	3/19/12	121,408,300	492,395
289	90 Day Eurodollar	6/18/12	71,805,662	258,046
6	3 Month Euribor	6/18/12	2,130,632	4,010
6	3 Month Euribor	9/17/12	2,128,892	5,098
129	90 Day Eurodollar	9/17/12	31,985,550	20,286
55	90 Day Eurodollar	12/17/12	13,602,875	(13,309)
6	3 Month Euribor	12/17/12	2,126,499	5,533
6	3 Month Euribor	3/18/13	2,124,542	5,478

32

Notes to Financial Statements (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
BUYS (Continued)
84	90 Day Eurodollar	3/18/13	$20,722,800	$(23,641)
22	90 Day Eurodollar	6/17/13	5,412,825	(13,914)
20	90 Day Eurodollar	9/16/13	4,907,750	(9,697)
10	90 Day Eurodollar	12/16/13	2,447,125	(4,668)
17	90 Day Eurodollar	3/17/14	4,149,275	(9,182)
3	90 Day Eurodollar	6/16/14	730,275	(1,455)

				$763,468

SELLS
3	U.S. Treasury Note 10 Year	9/21/11	$366,985	$(3,987)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If a Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

During the period when a credit default swap is open, the transaction is marked to market in accordance with the terms of the agreement. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

33

Notes to Financial Statements (Unaudited) (Continued)

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at June 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
1,400,000	USD	6/20/15	Barclays Bank PLC	Sell***	5.000%	CDX.EM.13 (PIMCO Rating BA+)**	$(19,649)	$170,050	$150,401
400,000	USD	12/20/15	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	1,112	(2,308)	(1,196)
1,600,000	USD	12/20/15	Barclays Bank PLC	Sell***	5.000%	CDX.EM.14 (PIMCO Rating: BA+)**	(18,554)	204,800	186,246
1,800,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(1,306)	(7,163)	(8,469)
100,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	Republic of Italy (PIMCO Rating: AA)**	(12)	(3,277)	(3,289)
800,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	Republic of Italy (PIMCO Rating: AA)**	2,187	(28,502)	(26,315)

34

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (Continued)
Credit Default Swaps (Continued)
1,100,000	USD	3/20/16	Barclays Bank PLC	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	$1,596	$(5,308)	$(3,712)
1,100,000	USD	6/20/16	Barclays Bank PLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(5,487)	(1,593)	(7,080)
1,600,000	USD	6/20/16	Barclays Bank PLC	Sell***	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	(11,159)	20,780	9,621
600,000	USD	6/20/16	Barclays Bank PLC	Sell***	5.000%	CDX.EM.15 (PIMCO Rating: BA+)**	(5,420)	80,700	75,280
1,000,000	USD	6/20/16	Barclays Bank PLC	Sell***	5.000%	CDX.HY.16 (PIMCO Rating: B)**	10,987	(3,750)	7,237
400,000	USD	3/20/21	Barclays Bank PLC	Sell***	1.000%	United Mexican States (PIMCO Rating: BAA+)**	4,934	(19,146)	(14,212)

							(40,771)	405,283	364,512

2,000,000	USD	6/20/16	Credit Suisse Securities LLC	Sell***	1.000%	CDX.NA.IG.16 (PIMCO Rating: BAA+)**	(5,150)	9,563	4,413
800,000	USD	6/20/16	Credit Suisse Securities LLC	Sell***	1.000%	Federative Republic of Brazil (PIMCO Rating: BAA)**	(3,985)	(1,164)	(5,149)

							(9,135)	8,399	(736)

1,000,000	USD	12/20/15	Goldman Sachs & Co.	Sell***	0.250%	French Republic (PIMCO Rating: AAA)**	(2,431)	(19,611)	(22,042)
100,000	USD	12/20/15	Goldman Sachs & Co.	Sell***	1.000%	United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	(498)	2,302	1,804
600,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	0.250%	French Republic (PIMCO Rating: AAA)**	7,732	(22,592)	(14,860)
100,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	General Electric Capital Corp. (PIMCO Rating: AA+)**	31	(1,685)	(1,654)
400,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	Kingdom of Spain (PIMCO Rating: AA)**	(5,090)	(24,295)	(29,385)
500,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	Kingdom of Spain (PIMCO Rating: AA)**	(5,805)	(30,927)	(36,732)
400,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	Republic of Italy (PIMCO Rating: AA)**	1,338	(14,496)	(13,158)
500,000	USD	3/20/16	Goldman Sachs & Co.	Sell***	1.000%	Republic of Italy (PIMCO Rating: AA)**	158	(16,605)	(16,447)

							(4,565)	(127,909)	(132,474)

200,000	USD	6/20/16	JP Morgan Chase Bank	Sell***	1.000%	Republic of Indonesia (PIMCO Rating: BA+)**	(479)	(3,707)	(4,186)
300,000	USD	9/20/16	JP Morgan Chase Bank	Sell***	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	(201)	1,632	1,431

							(680)	(2,075)	(2,755)

1,300,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell***	0.250%	French Republic (PIMCO Rating: AAA)**	7,821	(40,018)	(32,197)
600,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell***	1.000%	Japan Government (PIMCO Rating: AA)**	(3,228)	6,663	3,435
800,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell***	1.000%	Republic of Italy (PIMCO Rating: AA)**	2,541	(28,856)	(26,315)

							7,134	(62,211)	(55,077)

700,000	USD	9/20/16	UBS AG	Sell***	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	(297)	3,634	3,337

35

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (Continued)
Interest Rate Swaps
2,300,000	EUR	9/21/21	Barclays Bank PLC	Fixed 3.500%	6-Month EUR-EURIBOR	$(7,290)	$12,310	$5,020
100,000	USD	6/15/41	Barclays Bank PLC	Fixed 4.250%	3-Month USD-LIBOR-BBA	(5,520)	2,250	(3,270)

						(12,810)	14,560	1,750

300,000	EUR	9/21/21	Credit Suisse Securities LLC	Fixed 3.500%	6-Month EUR-EURIBOR	1,364	(709)	655
500,000	USD	12/21/41	Credit Suisse Securities LLC	Fixed 4.000%	3-Month USD-LIBOR-BBA	8,869	6,125	14,994

						10,233	5,416	15,649

2,200,000	EUR	9/21/21	Goldman Sachs & Co.	Fixed 3.500%	6-Month EUR-EURIBOR	35,643	(30,841)	4,802
100,000	USD	6/15/41	Goldman Sachs & Co.	Fixed 4.250%	3-Month USD-LIBOR-BBA	(5,270)	2,000	(3,270)

						30,373	(28,841)	1,532

100,000	USD	6/15/21	JP Morgan Chase Bank	Fixed 3.500%	3-Month USD-LIBOR-BBA	(1,714)	(474)	(2,188)
1,100,000	USD	6/15/41	JP Morgan Chase Bank	Fixed 4.250%	3-Month USD-LIBOR-BBA	(5,273)	(30,700)	(35,973)

						(6,987)	(31,174)	(38,161)

300,000	USD	6/15/41	Royal Bank of Scotland PLC	Fixed 4.250%	3-Month USD-LIBOR-BBA	(19,121)	9,310	(9,811)

500,000	USD	6/15/21	UBS AG	Fixed 3.500%	3-Month USD-LIBOR-BBA	(22,297)	11,357	(10,940)

EUR	Euro
USD	U.S. Dollar
*	Collateral for swap agreements received from Barclays Bank PLC and UBS AG amounted to $430,000 and $290,000 in cash, respectively, at June 30, 2011.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a

36

Notes to Financial Statements (Unaudited) (Continued)

profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

37

Notes to Financial Statements (Unaudited) (Continued)

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

The Fund(s) listed in the following table had open written option contracts at June 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
$55,000	9/19/11	Eurodollar Futures Put, Strike 99.38	$13,755	$1,650
37,500	3/19/12	Eurodollar Futures Put, Strike 99.00	12,286	2,063
6,500,000	8/24/11	Interest Rate Swaption USD 5 Year Call, Strike 1.80*	13,000	10,335
6,500,000	8/24/11	Interest Rate Swaption USD 5 Year Put, Strike 2.50*	25,838	13,189
6,800,000	9/12/11	Interest Rate Swaption USD 5 Year Call, Strike 1.80**	15,866	12,904
6,800,000	9/12/11	Interest Rate Swaption USD 5 Year Put, Strike 2.50**	31,167	22,342
2,100,000	10/11/11	Interest Rate Swaption USD 1 Year Call, Strike TBD**	11,088	13,591
500,000	10/11/11	Interest Rate Swaption USD 1 Year Call, Strike TBD***	2,540	3,236
1,300,000	11/14/11	Interest Rate Swaption USD 1 Year Put, Strike 0.65**	2,665	1,099
3,900,000	11/14/11	Interest Rate Swaption USD 10 Year Call, Strike 3.00****	32,370	26,433
3,900,000	11/14/11	Interest Rate Swaption USD 10 Year Put, Strike 3.75****	54,015	46,573
1,500,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.00**	8,558	8,192
1,800,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.75****	6,795	5,189
5,800,000	4/30/12	Interest Rate Swaption USD 1 Year Put, Strike 2.00****	11,600	2,604
15,600,000	4/30/12	Interest Rate Swaption USD 1 Year Put, Strike 2.00**	23,400	7,003
1,000,000	6/18/12	Interest Rate Swaption USD 3 Year Put, Strike 3.00*	6,325	3,573
4,100,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25**	24,326	20,995
1,000,000	8/04/11	U.S. Government Call, Strike 104.53*	2,500	1,021
42,000	7/22/11	U.S. Treasury Note 5 Year Futures Put, Strike 118.00	12,766	8,859
42,000	7/22/11	U.S. Treasury Note 5 Year Futures Call, Strike 120.00	13,334	9,516
1,000,000	8/04/11	U.S. Treasury Note 5 Year Futures Put, Strike 102.53*	3,125	3,405
3,000	8/26/11	U.S. Treasury Note 5 Year Futures Call, Strike 121.50	692	445

			$328,011	$224,217

*	OTC traded option counterparty Credit Suisse Securities LLC.
**	OTC traded option counterparty Goldman Sachs & Co.
***	OTC traded option counterparty JP Morgan Chase Bank.
****	OTC traded option counterparty Royal Bank of Scotland PLC.

Transactions in written option contracts during the period ended June 30, 2011, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2010	12,300,044	$85,451
Options written	57,800,679	498,159
Options terminated in closing purchase transactions	(599)	(255,599)

Options outstanding at June 30, 2011	70,100,124	$328,011

38

Notes to Financial Statements (Unaudited) (Continued)

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not typically pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund may benefit by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund’s portfolio. Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, the counterparty or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The PIMCO Total Return Fund had dollar roll transactions during the period ended June 30, 2011, which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

39

Notes to Financial Statements (Unaudited) (Continued)

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2011, the Funds had no unfunded loan commitments.

40

Notes to Financial Statements (Unaudited) (Continued)

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and dividend expense are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to

41

Notes to Financial Statements (Unaudited) (Continued)

the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The PIMCO Total Return Fund invests a significant amount of its assets in foreign securities. The Fundamental Value Fund may invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between MassMutual and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Fundamental Value Fund	0.65%
PIMCO Total Return Fund	0.50%

MassMutual has entered into investment subadvisory agreements with the following unaffiliated investment subadvisers: Pacific Investment Management Company LLC for the PIMCO Total Return Fund and Wellington Management Company, LLP for the

42

Notes to Financial Statements (Unaudited) (Continued)

Fundamental Value Fund. MassMutual pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the subadviser provides subadvisory services and which have substantially the same investment objectives, policies and investment strategies.

The Funds’ subadvisory fees are paid by MassMutual out of the management fees previously disclosed above.

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Fund, at the following annual rates:

Class II
Fundamental Value Fund	0.10%
PIMCO Total Return Fund	0.10%

Expense Caps and Waivers

MassMutual agreed to bear the expenses of the Funds (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

Class II
Fundamental Value Fund*	0.80%
PIMCO Total Return Fund*^	0.65%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2012.
^	Expense caps also exclude interest expense.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Fundamental Value Fund has entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the period ended June 30, 2011, brokerage commissions rebated under these agreements amounted to $278.

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

43

Notes to Financial Statements (Unaudited) (Continued)

4.	Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2011, were as follows:

	Purchases		Sales

	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Fundamental Value Fund	$-	$40,024,033	$-	$12,329,504
PIMCO Total Return Fund	186,861,420	101,626,307	272,885,005	9,584,111

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2011		Period Ended December 31, 2010

	Shares	Amount	Shares	Amount

Fundamental Value Fund Class II*
Sold	2,466,930	$28,543,336	18,694,754	$183,678,881
Issued as reinvestment of dividends	-	-	80,723	879,072
Redeemed	(45,339)	(520,634)	(7,342,519)	(69,763,799)

Net increase (decrease)	2,421,591	$28,022,702	11,432,958	$114,794,154

PIMCO Total Return Fund Class II*
Sold	8,763,991	$87,330,329	21,290,525	$213,715,026
Issued as reinvestment of dividends	-	-	134,507	1,323,552
Redeemed	(878,881)	(8,833,740)	(8,007,038)	(80,534,931)

Net increase (decrease)	7,885,110	$78,496,589	13,417,994	$134,503,647

*	Fund commenced operations on August 10, 2010.

6.	Federal Income Tax Information

At June 30, 2011, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Fundamental Value Fund	$148,777,761	$17,445,207	$(2,945,009)	$14,500,198
PIMCO Total Return Fund	214,867,353	2,680,853	(946,349)	1,734,504

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

44

Notes to Financial Statements (Unaudited) (Continued)

The PIMCO Total Return Fund elected to defer to the fiscal year beginning January 1, 2011, post-October capital losses in the amount of $730,076.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2010, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Fundamental Value Fund	$879,072	$-	$-
PIMCO Total Return Fund	1,313,166	10,386	-

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2010, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, futures contracts, options contracts, swap agreements, premium amortization accruals, the deferral of wash sale losses, and deferred Trustee compensation.

At December 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Fundamental Value Fund	$205,689	$-	$(1,108)	$11,691,862
PIMCO Total Return Fund	267,048	-	(701,815)	(1,271,137)

The Funds did not have any unrecognized tax benefits at June 30, 2011, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2011, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2011, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

On August 5, 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating for the United States of America to “AA+” from “AAA.” The financial statements do not reflect the effect of such downgrade because it occurred after the period end. While the long-term impact of the downgrade is uncertain, it may lead to increased volatility, particularly in the short-term. For Funds that invest in U.S. government obligations, the value of the Funds’ shares may be adversely affected by S&P’s downgrade or any future downgrades of the United States’ credit ratings.

45

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

46

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2011

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2011:

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2011.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Fundamental Value Fund
Class II	1,000	0.80%	1,044.20	4.05	1,020.80	4.01
PIMCO Total Return Fund
Class II	1,000	0.65%	1,021.20	3.26	1,021.60	3.26

*	Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2011, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

47

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11.	Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by
Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date   8/19/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer

Date   8/19/11

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date   8/19/11